   As filed with the Securities and Exchange Commission on December 16, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                     Securities Act of 1933 File #33-27489
                 Investment Company Act of 1940 File #811-5775
                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                          Pre-Effective Amendment No.

                        Post-Effective Amendment No. 38

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 39

                                  WM Trust II

               (Exact name of Registrant as specified in Charter)

                                      AND

                     Securities Act of 1933 File #333-01999
                 Investment Company Act of 1940 File #811-07577
                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 14

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 15

                 WM Strategic Asset Management Portfolios, LLC

               (Exact name of Registrant as specified in Charter)

                                      AND

                     Securities Act of 1933 File #002-10766
                 Investment Company Act of 1940 File #811-00123
                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 83

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 80

                                   WM Trust I

               (Exact name of Registrant as specified in Charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101

                    (Address of principal executive offices)

        Registrant's telephone number, including area code (206) 461-3800

                                  John T. West
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101

                     (Name and address of agent for service)

With a copy to:

Joseph B. Kittredge, Jr., Esq.
Ropes & Gray
One International Place
Boston, MA 02110

It is proposed that this filing will become effective:

      [_] immediately upon filing pursuant to paragraph (b) of Rule 485

      [_] on [date] pursuant to paragraph (b) of Rule 485

      [_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

      [_] on [date] pursuant to paragraph (a)(i) of Rule 485

      [_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

      [X] on March 1, 2003 pursuant to paragraph (a)(ii) of Rule 485

      [_] this post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                WM GROUP OF FUNDS
                                   PROSPECTUS
                                 MARCH 1, 2003

Strategic Asset Management Portfolios

- Strategic Growth Portfolio
- Conservative Growth Portfolio
- Balanced Portfolio
- Conservative Balanced Portfolio
- Flexible Income Portfolio
Equity Funds

- REIT Fund
- Equity Income Fund
- Growth & Income Fund
- West Coast Equity Fund (formerly Growth Fund of the Northwest)
- Mid Cap Stock Fund
- Growth Fund
- Small Cap Stock Fund
- International Growth Fund
Fixed-Income Funds

- Short Term Income Fund
- U.S. Government Securities Fund
- Income Fund
- High Yield Fund
Municipal Funds

- Tax-Exempt Bond Fund
- California Municipal Fund
- California Insured Intermediate Municipal Fund
- Money Funds

- Money Market Fund
- Tax-Exempt Money Market Fund
- California Money Fund

WM Group of Funds provides a broad selection of investment alternatives to investors.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a crime.

                                WM GROUP OF FUNDS


                                  MARCH 1, 2003


                                    CONTENTS

                                                           PAGE
Risk/Return Summary ....................................
  Strategic Asset Management Portfolios ................
  Equity Funds .........................................
  Fixed-Income Funds ...................................
  Municipal Funds ......................................
  Money Funds ..........................................
  Summary of Principal Risks ...........................
Fees and Expenses of the Portfolios and Funds ..........
Description of the Portfolios and Funds ................
  Strategic Asset Management Portfolios ................
  Equity Funds .........................................
  Fixed-Income Funds ...................................
  Municipal Funds ......................................
  Money Funds ..........................................
Common Investment Practices ............................
Investing in the Portfolios and Funds ..................
Choosing a Share Class .................................
Features of Investing with the WM Group of Funds .......
Redemptions and Exchanges of WM Group of Funds Shares ..
Other Policies and Practices of the WM Group of Funds ..
Tax Considerations .....................................
How NAV is Determined ..................................
Advisors and Sub-Advisors ..............................
Individual Fund Managers ...............................
Financial Highlights ...................................
Appendix A .............................................

                               RISK/RETURN SUMMARY

WM Group of Funds provides a broad range of investment choices, including asset allocation strategies available through WM Strategic Asset Management Portfolios, LLC (the "Portfolios"). This summary identifies the investment objective, principal investment strategies and principal risks of each Portfolio and Fund. The principal investment strategies identified in this summary are not the only investment strategies available to the Portfolios and Funds, and some of the principal investment strategies may not be available at any given time. For a discussion of other investment strategies available to the Portfolios and Funds, please see the Statement of Additional Information (the "SAI").

The principal investment strategies identified in this summary provide specific information about each of the Portfolios and Funds, but there are some general principles WM Advisors and the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, as well as the credit quality of individual issuers.

The discussion of each Portfolio's and Fund's principal investment strategies includes some of the principal risks of investing in such Portfolio or Fund. You can find additional information about each Portfolio and Fund, including a more detailed description of these and other principal risks of an investment in each Portfolio or Fund, in the "Summary of Principal Risks". Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Portfolios and Funds, and the related risks, before you invest.


Below the description of each Portfolio or Fund is a bar chart showing how the investment returns of its Class A shares have varied in the past ten years, or in the years since the Portfolio or Fund began if that is less than ten years. The bar chart is intended to provide some indication of the volatility of the Portfolio's or Fund's returns. The table following each bar chart shows how, for each class of shares, average annual total returns of the Portfolio, Fund, or Class compare to returns of a broad-based securities market index for the last one, five and ten years (or, for a newer Portfolio, Fund, or Class for the life of the Portfolio, Fund, or Class). Performance shown in the table reflects the maximum applicable sales charge, but performance shown in the bar chart does not reflect any sales charges. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.


There can be no assurance that any Portfolio or Fund will achieve its objective. It is possible to lose money by investing in the Portfolios and Funds. An investment in a Portfolio or Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Funds.

--------------------------------------------------------------------------------
                           STRATEGIC GROWTH portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer you the potential for a low level of income and a high level of capital growth, while exposing you to a high level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 75% of its net assets in the Equity Funds.


The Portfolio may invest up to 25% of its assets in each of the Short Term Income, High Yield and Money Market Funds. It may also invest up to 50% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as Portfolio Risk.

YEARLY performance of Class A Shares*
[Strategic Growth Bar Graph]



CALENDAR YEAR                                                 ANNUAL RETURN (%)
-------------                                                 -----------------
1996                                                                14.59
1997                                                                12.38
1998                                                                22.63
1999                                                                44.48
2000                                                                -4.43
2001                                                                -6.69
2002


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 25.23% (for the quarter ended 12/31/99), and the lowest was -16.73% (for the quarter ended 9/30/01.)

                               PERFORMANCE TABLE*


------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST        SINCE      SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR   FIVE YEARS   11/01/96**      (5/31/95)
------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
   Before Taxes
   After Taxes on Distributions**                                                                         N/A
   After Taxes on Distributions and Sale of Fund Shares**                                                 N/A
------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (Before Taxes)
------------------------------------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX***
------------------------------------------------------------------------------------------------------------------
 RUSSELL 3000 INDEX****
------------------------------------------------------------------------------------------------------------------



* The Portfolio's performance through December 31, 1998 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996, represents the performance of the Sierra Asset Management Account ("SAM Account"), Aggressive Growth Strategy, a discretionary asset allocation account that was the predecessor to the Portfolio. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses. However, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are not available for periods prior to November 1, 1996. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.

*** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
**** This index is intended to represent the U.S. equity market as a whole.

--------------------------------------------------------------------------------
                         CONSERVATIVE GROWTH portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer you the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 60% of its net assets in the Equity Funds.


The Portfolio may invest up to 30% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 40% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as Portfolio Risk.

YEARLY performance of Class A Shares*
[Conservative Growth Bar Graph]


CALENDAR YEAR                                                 ANNUAL RETURN (%)
-------------                                                 -----------------
1993                                                                18.58
1994                                                                -3.47
1995                                                                22.65
1996                                                                11.26
1997                                                                 8.65
1998                                                                18.82
1999                                                                40.28
2000                                                                -2.96
2001                                                                -4.20
2002


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 22.16% (for the quarter ended 12/31/99), and the lowest was -12.69% (for the quarter ended 9/30/01).

                               PERFORMANCE TABLE*


-------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                      PAST        PAST        PAST        SINCE        SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)           ONE YEAR   FIVE YEARS   TEN YEARS   11/01/96**   INCEPTION (7/1/94)
-------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                           N/A
   After Taxes on Distributions**                                           N/A                           N/A
   After Taxes on Distributions and Sale of
     Fund Shares**                                                          N/A                           N/A
-------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (Before Taxes)                                              N/A
-------------------------------------------------------------------------------------------------------------------
 RUSSELL 3000 INDEX***
-------------------------------------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK****
-------------------------------------------------------------------------------------------------------------------



* The Portfolio's performance through December 31, 1998 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996 represents the performance of the Sierra Asset Management Account ("SAM Account"), Growth Strategy, a discretionary asset allocation account that was the predecessor to the Portfolio. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses. However, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are not available for periods prior to November 1, 1996. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.

*** This index is intended to represent the U.S. equity market as a whole. **** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed income allocations. The benchmark's allocations are 80% in the Standard and Poor's 500 Index and 20% in the Lehman Brothers Aggregate Bond Index.

BALANCED portfolio

OBJECTIVE This Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk. PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their investments among certain of the Funds to achieve their objectives. This Portfolio invests at least 30% and no more than 70% of its net assets in both the Equity Funds and the Fixed-Income Funds.


The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Growth, Small Cap Stock, Mid Cap Stock and International Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as Portfolio Risk.

YEARLY performance of Class A Shares*
[Balanced Portfolio Bar Graph]


CALENDAR YEAR                                                 ANNUAL RETURN (%)
-------------                                                 -----------------
1993                                                                16.20
1994                                                                -4.62
1995                                                                21.73
1996                                                                 8.50
1997                                                                10.22
1998                                                                16.27
1999                                                                26.97
2000                                                                 0.13
2001                                                                -0.51
2002


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 15.37% (for the quarter ended 12/31/99), and the lowest was -8.47% (for the quarter ended 9/30/98).

                               PERFORMANCE TABLE*


-------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                      PAST        PAST        PAST        SINCE        SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)           ONE YEAR   FIVE YEARS   TEN YEARS   11/01/96**   INCEPTION (7/1/94)
-------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                           N/A
   After Taxes on Distributions**                                          N/A                            N/A
   After Taxes on Distributions and Sale of
     Fund Shares**                                                         N/A                            N/A
-------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (Before Taxes)                                             N/A
-------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX***
-------------------------------------------------------------------------------------------------------------------
 RUSSELL 3000 INDEX****
-------------------------------------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK*****
-------------------------------------------------------------------------------------------------------------------



* The Portfolio's performance through December 31, 1998 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996 represents the performance of the Sierra Asset Management Account ("SAM Account") Balanced Strategy, a discretionary asset allocation account that was the predecessor to the Portfolio. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses. However, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are not available for periods prior to November 1, 1996. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.

*** This index is intended to represent the U.S. fixed-income market as a whole.

**** This index is intended to represent the U.S. equity market as a whole.

***** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed income allocations. The benchmark's allocations are 60% in the Standard & Poor's 500 Index and 40% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                        CONSERVATIVE BALANCED portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk. PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio invests between 40% and 80% of its net assets in a combination of the Fixed-Income Funds and the Money Market Fund and between 20% and 60% of its net assets in the Equity Funds.

The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as Portfolio Risk.

YEARLY performance of Class A Shares*
[Conservative Balanced Bar Graph]


CALENDAR YEAR                                                 ANNUAL RETURN (%)
-------------                                                 -----------------
1993                                                                10.51
1994                                                                -7.50
1995                                                                16.67
1996                                                                 2.24
1997                                                                 8.29
1998                                                                 5.28
1999                                                                 1.97
2000                                                                 3.97
2001                                                                 2.20
2002


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 5.57% (for the quarter ended 6/30/95), and the lowest was -4.34% (for the quarter ended 3/31/94).

                               PERFORMANCE TABLE*


-------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                     PAST        PAST        PAST        SINCE         SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)          ONE YEAR   FIVE YEARS   TEN YEARS   11/01/96**   INCEPTION (7/1/94)
-------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                          N/A
   After Taxes on Distributions**                                          N/A                           N/A
   After Taxes on Distributions and Sale of
     Fund Shares**                                                         N/A                           N/A
-------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (Before Taxes)                                             N/A
-------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX***
-------------------------------------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK****
-------------------------------------------------------------------------------------------------------------------



* Effective August 1, 2000, the investment objective and policies of the Portfolio changed. Accordingly, the performance of the Portfolio shown above may not reflect what the Portfolio's performance would have been under its current investment objective and policies. The Portfolio's performance through December 31, 2002 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996 represents the performance for the Sierra Asset Management Agreement Account ("SAM Account"), Fixed Strategy, a discretionary asset allocation account that was the predecessor to the Portfolio. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses. However, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance. Average annual returns shown in the Performance Table reflect deduction of the maximum applicable sales charges. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are not available for periods prior to November 1, 1996. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.

*** This index is intended to represent the U.S. fixed-income market as a whole.

**** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed income allocations. The benchmark's allocations are 40% in the Standard & Poor's 500 Index and 60% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                            FLEXIBLE INCOME portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests no more than 30% of its net assets in the Equity Funds.

The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth and Small Cap Stock Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as Portfolio Risk.

YEARLY performance of Class A Shares*

[Flexible Income Bar Graph]


CALENDAR YEAR                                                  ANNUAL RETURN (%)
-------------                                                  -----------------
1994                                                                 -6.10
1995                                                                 20.98
1996                                                                  6.48
1997                                                                 10.25
1998                                                                  9.24
1999                                                                  8.64
2000                                                                  5.10
2001                                                                  4.33
2002


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 5.83% (for the quarter ended 12/31/98), and the lowest was -3.84% (for the quarter ended 6/30/94).

                               PERFORMANCE TABLE*

----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS              PAST        PAST         SINCE CLASS A        SINCE         SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)   ONE YEAR   FIVE YEARS   INCEPTION (3/31/93)   11/01/96**   INCEPTION (7/1/94)
----------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                            N/A
   After Taxes on Distributions**                                       N/A                                N/A
   After Taxes on Distributions and
     Sale of Fund Shares**                                              N/A                                N/A
----------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES(Before Taxes)                                           N/A
----------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND
    INDEX***
----------------------------------------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK****
----------------------------------------------------------------------------------------------------------------------



* The Portfolio's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996 represents the performance of the Sierra Asset Management Account ("SAM Account") Value Strategy, a discretionary asset allocation account that was the predecessor to the Portfolio. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses. However, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are not available for periods prior to November 1, 1996. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.

*** This index is intended to represent the U.S. fixed-income market as a whole.

**** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed income allocations. The benchmark's allocations are 20% in the Standard & Poor's 500 Index and 80% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                                   REIT fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide a high level of current income and intermediate- to long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in real estate investment trust ("REIT") securities or debt securities of issuers that are principally engaged in the U.S. real estate or related industries. The Fund's investments may also include convertible securities, mortgage-backed securities, U.S. government securities, American Depository Receipts (ADRs) and European Depository Receipts (EDRs), repurchase agreements and zero coupon bonds.

WM Advisors seeks investments for the Fund that represent a variety of sectors in the real estate industry. In selecting investments for the Fund, WM Advisors looks for high-quality REITs at attractive values which have fundamental indicators of dividend growth potential, capital appreciation, a strong financial position, low tenant concentration, and solid management demonstrating consistency in adding value and generating cash flow.

Among the principal risks of investing in the Fund are:

.. Market Risk                      . Derivatives Risk
.. Credit Risk                      . Liquidity Risk
.. Currency Risk                    . Leveraging Risk
.. Foreign Investment Risk          . Management Risk
.. Real Estate Risk                 . Smaller Company Risk

No performance information is available for the REIT Fund because it had not commenced operations prior to the date of this Prospectus.

--------------------------------------------------------------------------------
                               EQUITY INCOME fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in dividend-paying common stocks and preferred stocks. The Fund's investments may also include bonds, convertible securities, U.S. GOVERNMENT SECURITIES, AMERICAN DEPOSITORY RECEIPTS (ADRs) and EUROPEAN DEPOSITORY RECEIPTS (EDRs), MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), REPURCHASE AGREEMENTS and REAL ESTATE INVESTMENT TRUSTS (REITs).

In selecting investments for the Fund, WM Advisors looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than WM Advisors believes they are worth.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

YEARLY performance of Class A Shares
[Equity Income Bar Graph]


CALENDAR YEAR                                               ANNUAL RETURN (%)
-------------                                               -----------------
1993                                                               9.27
1994                                                              -2.13
1995                                                              31.18
1996                                                              13.60
1997                                                              19.89
1998                                                               6.93
1999                                                               4.83
2000                                                              14.64
2001                                                               7.41
2002


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 12.85% (for the quarter ended 12/31/98), and the lowest was -10.15% (for the quarter ended 9/30/98).

                               PERFORMANCE TABLE*

------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                 PAST        PAST        PAST         SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)                      ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION (3/30/94)
------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes**                                                                                       N/A
   After Taxes on Distributions**                                                                       N/A
   After Taxes on Distributions and Sale of Fund Shares**                                               N/A
------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (Before Taxes)                                                         N/A
------------------------------------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX***
------------------------------------------------------------------------------------------------------------------
 BARRA 500 VALUE INDEX****
------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX*****
------------------------------------------------------------------------------------------------------------------



* Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.

*** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.


**** This index is constructed by ranking the securities in the Standard & Poor's 500 Index by price-to-book ratio and including the Securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Index.

***** Effective March 1, 2003, the Barra 500 Value Index replaced the Lehman Brothers Government/Credit Bond Index, which is generally considered representative of the U.S. Government and corporate bond markets, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics.

--------------------------------------------------------------------------------
                              GROWTH & INCOME fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide long-term capital growth. Current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks. In selecting investments for the Fund, WM Advisors looks for common stocks that it believes are currently undervalued and whose issuers WM Advisors believes have the potential to increase earnings over time. WM Advisors seeks out companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

Among the principal risks of investing in the Fund are:

- Market Risk

- Derivatives Risk

- Credit Risk

- Liquidity Risk

- Currency Risk

- Management Risk

- Foreign Investment Risk

- Smaller Company Risk

- Leveraging Risk

YEARLY performance of Class A Shares
[Growth & Income Bar Graph]


CALENDAR YEAR                                              ANNUAL RETURN (%)
-------------                                              -----------------
1993                                                              6.83
1994                                                              2.58
1995                                                             33.15
1996                                                             22.28
1997                                                             29.52
1998                                                             14.41
1999                                                             18.26
2000                                                              1.53
2001                                                             -3.28
2002


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 21.33% (for the quarter ended 12/31/98), and the lowest was -14.52% (for the quarter ended 9/30/98).

                               PERFORMANCE TABLE*


------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                 PAST        PAST        PAST         SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)                      ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION (3/30/94)
------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                         N/A
   After Taxes on Distributions**                                                                       N/A
   After Taxes on Distributions and Sale of Fund Shares**                                               N/A
------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (Before Taxes)                                                        N/A
------------------------------------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX***
------------------------------------------------------------------------------------------------------------------



* Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.

*** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.

--------------------------------------------------------------------------------
                             WEST COAST EQUITY fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund (formerly the "Growth Fund of the Northwest") seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies located or doing business in Alaska, California, Idaho, Montana, Oregon and Washington. The Fund's investments may include REAL ESTATE INVESTMENT TRUSTS (REITs).

In selecting investments for the Fund, WM Advisors looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Geographic Concentration Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

YEARLY performance of Class A Shares*

[West Coast Equity Bar Graph]


CALENDAR YEAR                                              ANNUAL RETURN (%)
-------------                                              -----------------
1993                                                              2.50
1994                                                             -1.42
1995                                                             26.52
1996                                                             22.56
1997                                                             32.88
1998                                                             22.98
1999                                                             42.27
2000                                                              6.65
2001                                                              6.34
2002


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 45.26% (for the quarter ended 12/31/98), and the lowest was -25.14% (for the quarter ended 9/30/01).

                               PERFORMANCE TABLE*


--------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                   PAST        PAST        PAST         SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)                        ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION (3/30/94)
--------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                           N/A
   After Taxes on Distributions**                                                                         N/A
   After Taxes on Distributions and Sale of Fund Shares**                                                 N/A
--------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (Before Taxes)                                                           N/A
--------------------------------------------------------------------------------------------------------------------
 RUSSELL 3000 INDEX***
--------------------------------------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX****
--------------------------------------------------------------------------------------------------------------------



* The Fund's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge. No performance information is presented for Class
C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.


*** This index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

**** Effective March 1, 2003, the Russell 3000 Index replaced the Standard & Poor's 500 Index which is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics.

--------------------------------------------------------------------------------
                               MID CAP STOCK fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund seeks to provide long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies having market capitalizations in the range of companies included in the S&P MidCap 400 Index at the time of purchase. In selecting investments for the Fund, WM Advisors looks for equity investments in companies which have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

In determining whether securities should be sold, the Advisor considers factors such as high valuations relative to other investment opportunities, and deteriorating short or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400 Index.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Liquidity Risk

- Management Risk

- Derivatives Risk

- Smaller Company Risk

YEARLY performance of Class A Shares

[Mid Cap Stock Fund Bar Graph]


CALENDAR YEAR                                             ANNUAL RETURN (%)
-------------                                             -----------------
2001                                                            10.69
2002


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 13.83% (for the quarter ended 12/31/01), and the lowest was -12.83% (for the quarter ended 9/30/01).

                               PERFORMANCE TABLE*


----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST       SINCE CLASS A        SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR   INCEPTION (3/1/00)   INCEPTION (3/1/00)
----------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                        N/A
   After Taxes on Distributions**                                                                      N/A
   After Taxes on Distributions and Sale of Fund Shares**                                              N/A
----------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (Before Taxes)                                                    N/A
----------------------------------------------------------------------------------------------------------------
 STANDARD & POOR'S 400 MIDCAP INDEX***
----------------------------------------------------------------------------------------------------------------



* Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.

*** This is an unmanaged index of the common stocks of 400 mid-size U.S. companies, selected on the basis of market capitalization, liquidity and industry representation.

--------------------------------------------------------------------------------
                                  GROWTH fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, including FOREIGN INVESTMENTS, that, in the opinion of WM Advisors or the sub-advisor, offer potential for growth. The Fund may also invest in commercial paper and preferred stock.

In selecting investments for the Fund, the Fund's three sub-advisors look for individual companies that they believe have exceptional potential for growth, regardless of economic conditions. WM Advisors will determine the proportion of the Fund's assets to be managed by each sub-advisor. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams, rather than on the broad analysis of a particular sector or market trend.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

YEARLY performance of Class A Shares*

[Growth Fund Bar Graph]


CALENDAR YEAR                                               ANNUAL RETURN (%)
-------------                                               -----------------
1994                                                               0.65
1995                                                              36.25
1996                                                              16.92
1997                                                               9.78
1998                                                              57.10
1999                                                              94.42
2000                                                             -22.00
2001                                                             -29.45
2002


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 42.69% (for the quarter ended 12/31/99), and the lowest was -24.11% (for the quarter ended 3/31/01).

                               PERFORMANCE TABLE*


--------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                           PAST        PAST        SINCE CLASS A        SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)                ONE YEAR   FIVE YEARS   INCEPTION (4/5/93)   INCEPTION (7/1/94)
--------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                            N/A
   After Taxes on Distributions**                                                                          N/A
   After Taxes on Distributions and Sale of Fund
     Shares**                                                                                              N/A
--------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (Before Taxes)                                                        N/A
 RUSSELL 1000 GROWTH***
--------------------------------------------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX****
--------------------------------------------------------------------------------------------------------------------



* The Fund's performance through December 31, 2000 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.


*** This index represents the performance of those companies in the Russell 1000 Index (the 1,000 largest companies included in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values.

**** Effective March 1, 2003, the Russell 1000 Growth index replaced the Standard & Poor's 500 Index which is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics.

--------------------------------------------------------------------------------
                              SMALL CAP STOCK fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities, including FOREIGN INVESTMENTS, of companies with market capitalizations in the range represented by the Russell 2000 Index. The Fund may also utilize STRATEGIC TRANSACTIONS (derivatives) such as futures and options on futures.

In selecting investments for the Fund, WM Advisors looks for small cap companies that it expects to achieve growth in earnings and revenues or that it believes are currently undervalued relative to their true worth. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the Russell 2000 Index.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

YEARLY performance of Class A Shares
[Small Cap Stock Fund Bar Graph]


CALENDAR YEAR                                               ANNUAL RETURN (%)
-------------                                               -----------------
1993                                                              22.27
1994                                                              -0.34
1995                                                              32.26
1996                                                               8.50
1997                                                              12.63
1998                                                               4.94
1999                                                              71.61
2000                                                             -11.53
2001                                                             -13.15
2002


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 54.03% (for the quarter ended 12/31/99), and the lowest was -41.28% (for the quarter ended 9/30/01).

                               PERFORMANCE TABLE*

------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                  PAST        PAST        PAST        SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)                       ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION (7/1/94)
------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                          N/A
   After Taxes on Distributions**                                                                        N/A
   After Taxes on Distributions and Sale of Fund Shares**                                                N/A
------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (Before Taxes)                                                          N/A
------------------------------------------------------------------------------------------------------------------
 RUSSELL 2000 GROWTH INDEX***
------------------------------------------------------------------------------------------------------------------
 RUSSELL 2000 INDEX****
------------------------------------------------------------------------------------------------------------------



* Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.


*** This index measures the performance of those companies in the Russell 2000 Index (the 2,000 smallest companies included in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values.

**** Effective March 1, 2003, the Russell 2000 Growth Index replaces the Russell 2000 Index which represents the smallest 2000 companies followed by Russell and is used to measure the U.S. small cap market, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics.

--------------------------------------------------------------------------------
                            INTERNATIONAL GROWTH fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of foreign issuers, including issuers located in developing or emerging market countries. The Fund may also use STRATEGIC TRANSACTIONS (derivatives) such as FOREIGN CURRENCY EXCHANGE TRANSACTIONS.

In selecting investments for the Fund, Capital Guardian Trust Company, the Fund's sub-advisor, seeks to identify foreign stocks which have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets, and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in that decisions are made based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies, and markets.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

YEARLY performance of Class A Shares
[Intentional Growth Fund Bar Graph]


CALENDAR YEAR                                               ANNUAL RETURN (%)
-------------                                               -----------------
1993                                                              32.35
1994                                                              -1.31
1995                                                               4.87
1996                                                               8.02
1997                                                              -2.49
1998                                                               4.08
1999                                                              49.91
2000                                                             -21.15
2001                                                             -18.72
2002


Sales charges are not included in the returns shown in the bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 29.06% (for the quarter ended 12/31/99), and the lowest was -17.45% (for the quarter ended 9/30/98).

                               PERFORMANCE TABLE*

------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                  PAST        PAST        PAST        SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)                       ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION (7/1/94)
------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                        N/A
   After Taxes on Distributions**                                                                      N/A
   After Taxes on Distributions and Sale of Fund Shares**                                              N/A
------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (Before Taxes)                                                        N/A
------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX***
------------------------------------------------------------------------------------------------------------------



* Average annual total returns shown in the Performance Table reflect deduction of the applicable sales charges. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.

*** This index includes stock markets of Europe, Australia and the Far East weighted by capitalization and represents the equity markets of 18 countries.

--------------------------------------------------------------------------------
                             SHORT TERM INCOME fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high quality, short-term bonds and other FIXED-INCOME SECURITIES, which are rated in the top four categories by a nationally recognized statistical rating organization ("NRSRO") or are of comparable quality ("investment grade"). Under normal circumstances, the Fund maintains a dollar-weighted average portfolio duration of three years or less.

The Fund's investments may include CORPORATE SECURITIES, U.S. AND FOREIGN GOVERNMENT SECURITIES, REPURCHASE AGREEMENTS and MORTGAGE-and ASSET-BACKED SECURITIES.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

YEARLY performance of Class A Shares*

[Short Term Income Fund Bar Graph]



CALENDAR YEAR                                             ANNUAL RETURN (%)
-------------                                             -----------------
1994                                                            -2.05
1995                                                            10.03
1996                                                             4.09
1997                                                             5.77
1998                                                             6.30
1999                                                             2.92
2000                                                             7.61
2001                                                             7.96
2002


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 3.28% (for the quarter ended 6/30/95), and the lowest was -1.52% (for the quarter ended 12/31/94).


                               PERFORMANCE TABLE*


--------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                          PAST        PAST         SINCE CLASS A        SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)               ONE YEAR   FIVE YEARS   INCEPTION (11/1/93)   INCEPTION (7/1/94)
--------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                          N/A
   After Taxes on Distributions**                                                                        N/A
   After Taxes on Distributions and Sale of Fund
     Shares**                                                                                            N/A
--------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (Before Taxes)                                                      N/A
--------------------------------------------------------------------------------------------------------------------
 MERRILL LYNCH (1-3 YEARS) CORPORATE BOND INDEX***
--------------------------------------------------------------------------------------------------------------------



* The Fund's performance through December 31, 2002 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.

*** This index includes all investment-grade, corporate debt securities with maturities of one to three years.

--------------------------------------------------------------------------------
                         U.S. GOVERNMENT SECURITIES fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks a high level of current income consistent with safety and liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in U.S. GOVERNMENT SECURITIES, including collateralized mortgage obligations and other MORTGAGE-BACKED SECURITIES. The Fund may also invest in DOLLAR ROLLS, which involve leverage.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

YEARLY performance of Class A Shares*

[U.S. Government Securities Fund Bar Graph]



CALENDAR YEAR                                             ANNUAL RETURN (%)
-------------                                             -----------------
1993                                                             8.12
1994                                                            -4.91
1995                                                            19.45
1996                                                             2.48
1997                                                             9.92
1998                                                             7.21
1999                                                             0.13
2000                                                            10.27
2001                                                             7.16
2002


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 6.48% (for the quarter ended 6/30/95), and the lowest was -3.68% (for the quarter ended 3/31/94).

                               PERFORMANCE TABLE*


------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                 PAST        PAST        PAST         SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)                      ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION (3/30/94)
------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                       N/A
   After Taxes on Distributions**                                                                     N/A
   After Taxes on Distributions and Sale of Fund Shares**                                             N/A
------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (Before Taxes)                                                       N/A
 Salomon Smith Barney Mortgage Index***
------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVERNMENT BOND INDEX****
------------------------------------------------------------------------------------------------------------------



* The Fund's performance through December 31, 2000 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.

*** This index represents the mortgage-backed securities component of Salomon's U.S. Broad Investment-Grade Bond Index, and consists of 30-and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages.

**** Effective March 1, 2003, the Salomon Smith Barney Mortgage Index replaced the Lehman Brothers Government Bond Index which includes all U.S. Government agency and Treasury securities, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics.

--------------------------------------------------------------------------------
                                  INCOME fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks a high level of current income consistent with preservation of capital.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in a diversified pool of FIXED-INCOME SECURITIES, including corporate securities, U.S. GOVERNMENT SECURITIES and MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), up to 35% of which may be in LOWER-RATED SECURITIES (sometimes called "junk bonds"). The Fund may also invest in convertible securities.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

YEARLY performance of Class A Shares*

[Income Fund Bar Graph]


CALENDAR YEAR                                                ANNUAL RETURN (%)
-------------                                                -----------------
1993                                                               10.82
1994                                                               -4.82
1995                                                               21.58
1996                                                                3.46
1997                                                               10.51
1998                                                                7.15
1999                                                                0.09
2000                                                                9.05
2001                                                                8.09
2002


Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 8.04% (for the quarter ended 6/30/95), and the lowest was -3.95% (for the quarter ended 3/31/94).

                               PERFORMANCE TABLE*


------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                 PAST        PAST        PAST         SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)                      ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION (3/30/94)
------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                       N/A
   After Taxes on Distributions**                                                                     N/A
   After Taxes on Distributions and Sale of Fund Shares**                                             N/A
------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (Before Taxes)                                                       N/A
------------------------------------------------------------------------------------------------------------------
 SALOMON SMITH BARNEY US. BROAD INVESTMENT-GRADE BOND INDEX
------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX****
------------------------------------------------------------------------------------------------------------------



* The Fund's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge. No performance information is presented for Class
C shares as the shares has not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.

*** This Index measures the performance of bonds issued in the U.S. investment-grade bond market and includes institutionally traded U.S. Treasury, government sponsored, mortgage, asset-backed and investment-grade securities.

**** Effective March 1, 2003, the Salomon Smith Barney U.S. Broad
Investment-Grade Bond Index replaces the Lehman Brothers Government/Credit Bond Index which is generally considered representative of the U.S. government and corporate bond markets, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics.

--------------------------------------------------------------------------------
                                 HIGH YIELD fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund seeks to provide a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-yielding LOWER-RATED SECURITIES (sometimes called "junk bonds"), which may include FOREIGN INVESTMENTS. The Fund may also invest in higher-rated FIXED-INCOME SECURITIES, preferred stock and convertible securities.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

YEARLY performance of Class A Shares*
[High Yield Fund Bar Graph]


CALENDAR YEAR                                               ANNUAL RETURN (%)
-------------                                               -----------------
1999                                                              12.02
2000                                                              -1.53
2001                                                               3.14
2002


Sales charges are not included in the return shown in the above bar chart. If those charges were included, the return shown would be lower. During the period shown above, the highest quarterly return was 4.72% (for the quarter ended 6/30/99), and the lowest was -5.41% (for the quarter ended 12/31/00).

PERFORMANCE TABLE*


-----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST       SINCE CLASS A         SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR   INCEPTION (4/8/98)   INCEPTION (5/5/98)
-----------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                       N/A
   After Taxes on Distributions**                                                                     N/A
   After Taxes on Distributions and Sale of Fund Shares**                                             N/A
-----------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (Before Taxes)                                                   N/A
-----------------------------------------------------------------------------------------------------------------
 SALOMON SMITH BARNEY U.S. HIGH-YIELD MARKET INDEX***
-----------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS HIGH YIELD INDEX****
-----------------------------------------------------------------------------------------------------------------



* The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.


*** This index measures the performance of below-investment grade debt issued by corporations domiciled in the U.S. or Canada

**** Effective March 1, 2003, the Salomon Smith Barney U.S. High-Yield Market Index replaced the Lehman Brothers High Yield Index which includes all below investment-grade, corporate debt securities, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics.

--------------------------------------------------------------------------------
                              TAX-EXEMPT BOND fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in MUNICIPAL OBLIGATIONS issued by states, counties, cities or other governmental entities, including MUNICIPAL LEASES, AMT-SUBJECT BONDS and INVERSE FLOATING RATE OBLIGATIONS, that generate income exempt from federal income tax. The Fund may also invest in taxable FIXED-INCOME SECURITIES (including junk bonds) and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Tax Risk


YEARLY performance of Class A Shares*


[Tax-Exempt Bond Fund Bar Graph]


CALENDAR YEAR                                                  ANNUAL RETURN (%)
-------------                                                  -----------------
1993                                                                 12.54
1994                                                                 -6.53
1995                                                                 18.25
1996                                                                  2.52
1997                                                                  8.59
1998                                                                  5.08
1999                                                                 -4.40
2000                                                                 11.49
2001                                                                  3.92
2002


Sales Charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 7.29% (for the quarter ended 3/31/95), and the lowest was -6.33% (for the quarter ended 3/31/94).

                               PERFORMANCE TABLE*


-------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                  PAST        PAST        PAST         SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)                       ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION (3/30/94)
-------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                          N/A
   After Taxes on Distributions**                                                                        N/A
   After Taxes on Distributions and Sales of Fund Shares**                                               N/A
-------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (BEFORE TAXES)                                                         N/A
-------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS MUNICIPAL BOND INDEX***
-------------------------------------------------------------------------------------------------------------------



* The Fund's performance through December 31, 2000 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the applicable sales charge. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.

*** This index includes all long-term, investment-grade, tax-exempt bond issues.

--------------------------------------------------------------------------------
                            CALIFORNIA MUNICIPAL fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide as high a level of current income that is exempt from federal and California state income tax as is consistent with prudent investment management and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in intermediate- and long-term California MUNICIPAL OBLIGATIONS, including MUNICIPAL LEASES and AMT-SUBJECT BONDS. The Fund may also invest in other municipal obligations and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Geographic Concentration Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Tax Risk

The Fund is also "non-diversified," which means that the Fund may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to Non-Diversification Risk.

YEARLY performance of Class A Shares*
[California Municipal Fund Bar Graph]



CALENDAR YEAR                                                  ANNUAL RETURN (%)
-------------                                                  -----------------
1993                                                                 13.65
1994                                                                 -8.61
1995                                                                 18.09
1996                                                                  4.42
1997                                                                 10.30
1998                                                                  6.09
1999                                                                 -4.53
2000                                                                 12.97
2001                                                                  4.05
2002



Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 7.76% (for the quarter ended 3/31/95), and the lowest was -6.61% (for the quarter ended 3/31/94).

                               PERFORMANCE TABLE*


------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                  PAST        PAST        PAST        SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)                       ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION (7/1/94)
------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
   Before Taxes                                                                                        N/A
   After Taxes on Distributions**                                                                      N/A
   After Taxes on Distributions and Sales of Fund Shares**                                             N/A
------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (BEFORE TAXES)                                                         N/A
------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS MUNICIPAL BOND INDEX***
------------------------------------------------------------------------------------------------------------------



* The Fund's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the applicable sales charges. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.

*** This index includes all long-term, investment-grade, tax-exempt bond issues.

--------------------------------------------------------------------------------
                 CALIFORNIA INSURED INTERMEDIATE MUNICIPAL fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide as high a level of current income that is exempt from federal and California state income tax as is consistent with prudent investment management and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in intermediate-term insured California MUNICIPAL OBLIGATIONS, including MUNICIPAL LEASES and AMT-SUBJECT BONDS. The weighted average effective maturity of the Fund's investments is ten years or less, and the maximum effective maturity of any of its investments is fifteen years. The Fund may also invest in other municipal obligations and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Geographic Concentration Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Tax Risk

The Fund is also "non-diversified," which means that the Fund may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to Non-Diversification Risk.

YEARLY performance of Class A Shares*

[California Insured Intermediate Municipal Fund Bar Graph]


CALENDAR YEAR                                                  ANNUAL RETURN (%)
-------------                                                  -----------------
1995                                                                 16.45
1996                                                                  3.91
1997                                                                  7.14
1998                                                                  5.26
1999                                                                 -0.83
2000                                                                  9.46
2001                                                                  4.79
2002



Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 7.23% (for the quarter ended 3/31/95), and the lowest was -1.77% (for the quarter ended 6/30/99).

                               PERFORMANCE TABLE*


-----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                              PAST        PAST        SINCE CLASS A        SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)                   ONE YEAR   FIVE YEARS   INCEPTION (4/4/94)   INCEPTION (7/1/94)
-----------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
   Before Taxes                                                                                              N/A
   After Taxes on Distributions**                                                                            N/A
   After Taxes on Distributions and Sales of Fund
     Shares**                                                                                                N/A
-----------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES (BEFORE TAXES)                                                          N/A
-----------------------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS MUNICIPAL BOND INDEX***
-----------------------------------------------------------------------------------------------------------------------



* The Fund's performance through December 31, 2002 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the applicable sales charges. No performance information is presented for Class C shares as the shares has not yet been offered for a full year as of the date of this Prospectus.


** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class offered by this Prospectus. After-tax returns for other classes will vary.

*** This index includes all long-term, investment-grade, tax-exempt bond issues.

--------------------------------------------------------------------------------
                                MONEY MARKET fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to maximize current income while preserving capital and maintaining liquidity.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high-quality money market instruments, which may include U.S. GOVERNMENT SECURITIES, CORPORATE OBLIGATIONS, FLOATING AND VARIABLE RATE SECURITIES, MUNICIPAL OBLIGATIONS, U.S. dollar denominated FOREIGN INVESTMENTS, ASSET-BACKED SECURITIES, REPURCHASE AGREEMENTS, and WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Foreign Investment Risk

- Liquidity Risk

- Management Risk

- Money Market Risk

YEARLY performance of Class A Shares*

[Money Market Fund Bar Graph]



CALENDAR YEAR                                                  ANNUAL RETURN (%)
-------------                                                  -----------------
1993                                                                 2.41
1994                                                                 3.47
1995                                                                 5.33
1996                                                                 4.88
1997                                                                 5.04
1998                                                                 5.00
1999                                                                 4.56
2000                                                                 6.01
2001                                                                 3.65
2002


During the periods shown above, the highest quarterly return was 1.56% (for the quarter ended 12/31/00), and the lowest was 0.49% (for the quarter ended 12/31/01).

                               PERFORMANCE TABLE*


------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                  PAST        PAST        PAST        SINCE CLASS B
(FOR PERIODS ENDED DECEMBER 31, 2002)                       ONE YEAR   FIVE YEARS   TEN YEARS   INCEPTION (5/2/94)
------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES                                                                                         N/A
------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES                                                                      N/A
------------------------------------------------------------------------------------------------------------------
 SALOMON BROTHERS 3-MONTH U.S. TREASURY BILL INDEX**
------------------------------------------------------------------------------------------------------------------



* The Fund's performance through December 31, 1998 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Class B share average annual total returns shown in the Performance Table reflect the maximum applicable contingent deferred sales charge. No performance information is presented for Class C shares as the shares had not yet been offered for a full year as of the date of this Prospectus.


** This is an unmanaged index that measures the performance of 3-month U.S. Treasury bills currently available in the marketplace.

--------------------------------------------------------------------------------
                          TAX-EXEMPT MONEY MARKET fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to maximize current income that is exempt from federal income tax while preserving capital and maintaining liquidity.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-quality, short-term, fixed-income MUNICIPAL OBLIGATIONS issued by states, counties, cities or other governmental entities that generate income exempt from federal income tax. The Fund's investments may include VARIABLE RATE OBLIGATIONS, MUNICIPAL BONDS, HOLDINGS IN OTHER INVESTMENT COMPANIES, MUNICIPAL LEASES, WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES and ALTERNATIVE MINIMUM TAX ("AMT")- SUBJECT BONDS.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Liquidity Risk

- Management Risk

- Tax Risk

- Money Market Risk

YEARLY performance of Class A Shares*

[Tax-Exempt Money Market Fund Bar Graph]


CALENDAR YEAR                                               ANNUAL RETURN (%)
-------------                                               -----------------
1993                                                              2.06
1994                                                              2.37
1995                                                              4.01
1996                                                              3.05
1997                                                              3.18
1998                                                              3.07
1999                                                              2.69
2000                                                              3.48
2001                                                              2.16
2002


During the periods shown above, the highest quarterly return was 1.44% (for the quarter ended 6/30/95), and the lowest was 0.32% (for the quarter ended 12/31/01).

                               PERFORMANCE TABLE*


-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST        PAST
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR   FIVE YEARS   TEN YEARS
-----------------------------------------------------------------------------------------------
 CLASS A SHARES
-----------------------------------------------------------------------------------------------
 SALOMON BROTHERS 3-MONTH U.S. TREASURY BILL INDEX**
-----------------------------------------------------------------------------------------------



* The Fund's performance through December 31, 2002 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.


** This is an unmanaged index that measures the performance of 3-month U.S. Treasury bills currently available in the marketplace.

--------------------------------------------------------------------------------
                              CALIFORNIA MONEY fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to maximize current income that is exempt from federal and California state personal income tax, consistent with safety of principal and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-quality, short-term, fixed-income MUNICIPAL OBLIGATIONS issued by states, counties, cities or other governmental bodies that generate income exempt from California state personal income tax. The Fund may also invest in VARIABLE RATE OBLIGATIONS, MUNICIPAL BONDS, HOLDINGS IN OTHER INVESTMENT COMPANIES, MUNICIPAL LEASES, WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES AND ALTERNATIVE MINIMUM TAX ("AMT")-SUBJECT BONDS.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Geographic Concentration Risk

- Liquidity Risk

- Management Risk

- Tax Risk

- Money Market Risk


The Fund is also "non-diversified," which means that the Fund may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to Non-Diversification Risk.

YEARLY performance of Class A Shares*

[California Money Fund Bar Graph]


CALENDAR YEAR                                                  ANNUAL RETURN (%)
-------------                                                  -----------------
1993                                                                 1.85
1994                                                                 2.20
1995                                                                 3.11
1996                                                                 2.76
1997                                                                 2.85
1998                                                                 2.48
1999                                                                 2.27
2000                                                                 2.93
2001                                                                 1.92
2002


During the periods shown above, the highest quarterly return was 1.32% (for the quarter ended 3/31/01), and the lowest was 0.28% (for the quarter ended 12/31/01).

                               PERFORMANCE TABLE*


-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST        PAST
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR   FIVE YEARS   TEN YEARS
-----------------------------------------------------------------------------------------------
 CLASS A SHARES
-----------------------------------------------------------------------------------------------
 SALOMON BROTHERS 3-MONTH U.S. TREASURY BILL INDEX**
-----------------------------------------------------------------------------------------------


* The Fund's performance through December 31, 2002 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

** This is an unmanaged index that measures the performance of 3-month U.S. Treasury bills currently available in the marketplace.

                           SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Portfolio or Fund changes with the value of the investments held by that Portfolio or Fund. Many factors can affect that value, and it is possible to lose money on investments in the Portfolios and Funds. Factors that may affect a particular Portfolio or Fund as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Portfolios and Funds are subject to principal risks. These risks can change over time, because the types of investments made by the Portfolios and Funds can change over time. Investments mentioned in this summary and described in greater detail under "Description of the Portfolios and Funds" or "Common Investment Practices" appear in BOLD TYPE. Those sections also include more information about the Funds, their investments and the related risks.

- MARKET RISK. Each of the Portfolios and Funds is subject to market risk, which is the general risk of unfavorable changes in the market value of a Fund's portfolio securities.

One aspect of market risk is interest rate risk. As interest rates rise, your investment in a Portfolio or Fund is likely to be worth less because its income-producing equity or debt investments are likely to be worth less. This type of risk is generally greater for securities with longer maturities.

Even Funds such as the Short Term Income and U.S. Government Securities Funds are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality debt securities, such as U.S. GOVERNMENT SECURITIES.

Interest rate risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be compounded for Funds such as the U.S. Government Securities, Income, Tax-Exempt Bond and California Municipal Funds that invest in MORTGAGE-BACKED or other ASSET-BACKED SECURITIES that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable -- when interest rates are rising. Increased market risk is also likely for Funds such as the Short Term Income and Income Funds that invest in debt securities paying no interest, such as ZERO-COUPON, PRINCIPAL-ONLY and INTEREST-ONLY SECURITIES.

The Equity Funds, by investing in equity securities, such as common stock, preferred stock and convertible securities, are exposed to a separate set of market risks. Those risks include the risks of broader equity market declines as well as more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.

- CREDIT RISK. Each of the Funds may be subject to credit risk to the extent it invests in FIXED-INCOME SECURITIES. This is the risk that the issuer or the guarantor (or, in the case of the California Insured Intermediate Municipal Fund, the insurer) of a debt security, or the counterparty to any of a Fund's portfolio transactions (including, without limitation, REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in credit ratings, apply. Credit risk is particularly significant for Funds such as the Equity Income, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock, Income, High Yield and Tax-Exempt Bond Funds that may invest significantly in LOWER-RATED SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. The Equity Income, Growth & Income, West Coast Equity, Growth, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income, Income, High Yield and Money Market Funds, which make FOREIGN INVESTMENTS denominated in U.S. dollars, are also subject to increased credit risk because of the added difficulties associated with requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.


- CURRENCY RISK. Funds such as the REIT, Equity Income, Growth & Income, West Coast Equity, Growth, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income, Income and High Yield Funds that invest in securities denominated in, and/or receive revenues in, foreign currencies will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.


- FOREIGN INVESTMENT RISK. Each of the Funds with FOREIGN INVESTMENTS such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, Income, High Yield and Money Market Funds, may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated.


- GEOGRAPHIC CONCENTRATION RISK. Funds such as the West Coast Equity, California Municipal, California Insured Intermediate Municipal and California Money Funds that invest significant portions of their assets in concentrated geographic areas like the northwestern United States and/or California generally have more exposure to regional economic risks than Funds making investments more broadly.


- LEVERAGING RISK. When a Fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. The REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, U.S. Government Securities, Income, High Yield, California Municipal and California Insured Intermediate Funds may achieve leverage by using REVERSE REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The REIT, Equity Income and Growth & Income Funds and Fixed-Income and Municipal Funds may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. Funds such as the REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, U.S. Government Securities and California Insured Intermediate Municipal Funds may also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives) and by BORROWING money to meet redemption requests. The Money Funds may take on leveraging risk by investing collateral from securities loans and by borrowing money to meet redemption requests.


- NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. Each of the California Municipal, California Insured Intermediate Municipal and California Money Funds is NON-DIVERSIFIED. This means they can invest a greater portion of their assets in a relatively small number of issuers and will have greater concentration of risk. Some of those issuers may present substantial credit or other risks.


- REAL ESTATE RISK. The REIT Fund's investments in the real estate industry, even though representing interests in different companies and sectors within the industry, may be affected by common economic forces and other factors. This increases the Fund's vulnerability to factors affecting the real estate industry. This risk is significantly greater than for a fund that invests in a range of industries, and may result in greater losses and volatility. The REIT Fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Internal Revenue Code and/or fail to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940 ("the 1940 Act").


- DERIVATIVES RISK. Each of the Funds, except the Money Funds, may, subject to the limitations and restrictions stated elsewhere in this Prospectus and the SAI, enter into STRATEGIC TRANSACTIONS involving derivatives such as forward contracts, futures contracts, options, swaps, caps, floors and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate or index. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.

- LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these ILLIQUID SECURITIES at an advantageous price. All of the Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make FOREIGN INVESTMENTS, or invest in securities involving substantial market and/or credit risk tend to be subject to greater liquidity risk. In addition, liquidity risk increases for Funds that hold RESTRICTED SECURITIES.

- MANAGEMENT RISK. Each Portfolio and Fund is subject to management risk because it is an actively managed investment portfolio. WM Advisors, or the sub-advisor if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Portfolios or Funds, but there can be no guarantee that they will meet stated objectives or produce desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or the sub-advisor may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Portfolios or Funds.

- SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The Equity Funds and the High Yield Fund in particular, generally have the greatest exposure to this risk.

- TAX RISK. The Municipal Funds and Tax-Exempt Money Market and California Money Funds are subject to the risk that some or all of the interest they receive might become taxable by law or be determined by the Internal Revenue Service (or the relevant state tax authority) to be taxable. In this event, the value of the Funds' investments would likely fall, and some or all of the income distributions paid by the Funds might become taxable. In addition, some or all of the income distributions paid by these Funds may be subject to federal alternative minimum income tax.

- MONEY MARKET RISK. While the Money Funds are designed to be relatively low risk investments, they are not entirely free of risk. The Money Funds may not be able to maintain a net asset value ("NAV") of $1.00 per share as a result of a deterioration in the credit quality of issuers whose securities the Funds hold, or an increase in interest rates. In addition, investments in the Money Funds are subject to the risk that inflation may erode the Funds' purchasing power.

- PORTFOLIO REALLOCATION RISK. From time to time, one or more of a Portfolio's underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by WM Advisors. These transactions will affect such Funds, since the Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio performance to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. WM Advisors is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. WM Advisors may nevertheless face conflicts in fulfilling its dual responsibilities to the Portfolios and the Funds. WM Advisors will at all times monitor the impact on the Funds of transactions by the Portfolios.

- PORTFOLIO RISK. Each of the Portfolios allocates its assets among the Funds as determined by its Advisor and in accordance with the investment restrictions discussed above. As a result, the Portfolios share the risks of each of the Funds in which they invest, which are described above.

In particular, the Portfolios may be subject to credit risk. For instance, the Strategic Growth Portfolio can invest up to 50% of its assets in each of the REIT, Equity Income, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds and up to 25% of its assets in the High Yield Fund. Each of these Funds may invest significant amounts of its assets in lower-rated securities ("junk bonds"). The Portfolios may also be exposed to FOREIGN INVESTMENT RISK through their investments in the High Yield, Growth, Mid Cap Stock, Small Cap Stock or International Growth Funds. In choosing among the Portfolios, investors should understand the risks of each of the Funds and the extent to which each Portfolio invests in each Fund.

Investing in Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Funds. See "Dividends, Capital Gains and Taxes" for additional information about the tax implications of investing in the Portfolios.

Under certain circumstances, a Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until WM Advisors determines that it is appropriate to dispose of such securities.

The officers, trustees, advisor, distributor and transfer agent of the Portfolios serve in the same capacities for the Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to the Portfolios and the Funds. Because WM Advisors earns different fees from the Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of WM Advisors.

                             PRINCIPAL RISKS by fund

The following chart summarizes the Principal Risks of each Fund other than Market Risk, Credit Risk, Liquidity Risk, Management Risk and Portfolio Reallocation Risk, which apply to all of the Funds. The Portfolios share in the risks of each of the Funds in which they invest. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.


                               Foreign     Geographic                                      Real                Smaller        Money
                    Currency  Investment  Concentration  Leveraging  Non-Diversification  Estate  Derivatives  Company  Tax   Market
                      Risk       Risk         Risk          Risk            Risk           Risk      Risk       Risk    Risk   Risk
REIT fund               X         X                          X                              X          X          X

EQUITY
INCOME                  X         X                          X                              X          X          X
fund

GROWTH &
INCOME                  X         X                          X                                         X          X
fund

WEST COAST EQUITY
fund                    X         X             X                                                      X          X

MID CAP
STOCK                   X         X                          X                                         X          X
fund

GROWTH
fund                    X         X                          X                                         X          X

SMALL CAP
STOCK                   X         X                          X                                         X          X
fund

INTERNATIONAL
GROWTH                  X         X                          X                                         X          X
fund

SHORT TERM
INCOME                  X         X                          X                                         X
fund

U.S. GOVERNMENT
SECURITIES                                                   X                                         X
fund

INCOME
fund                    X         X                          X                                         X

HIGH YIELD
fund                    X         X                          X                                         X          X

TAX-EXEMPT
BOND                                                         X                                         X                 X
fund

CALIFORNIA
MUNICIPAL                                       X            X                X                        X                 X
fund

CALIFORNIA INSURED
INTERMEDIATE                                    X            X                X                        X                 X
MUNICIPAL fund

MONEY
MARKET                            X                          X                                                                  X
fund

TAX-EXEMPT
MONEY MARKET                                                 X                                                           X      X
fund

CALIFORNIA
MONEY                                           X            X                X                                          X      X
fund

                       FEES AND EXPENSES OF THE PORTFOLIOS
                                    AND FUNDS

This table describes the fees and expenses that you may pay if you invest in Class A, B or C shares of a Portfolio or Fund. Each of the Funds may offer other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Funds, please contact WM Shareholder Services at 800-222-5852. The examples on the next three pages are intended to help you compare the cost of investing in the Portfolios and Funds with the costs of investing in other mutual funds. The examples assume that your investment has a 5% return each year, required for illustration purposes by the Securities and Exchange Commission, and that the Portfolio's or Fund's operating expenses remain the same. Your actual costs may be higher or lower than those in the examples.

----------------------------------------------------------------------------------------------------------------------------------
                                SHAREHOLDER FEES                            CLASS A         CLASS B          CLASS C
                   (fees paid directly from your investment)             SHARES (in %)   SHARES (in %)    SHARES (in %)
         -------------------------------------------------------------------------------------------------------------------
         Maximum sales charge (load) imposed on purchases (as a
         percentage of offering price)
           Equity Funds and Strategic Growth, Conservative Growth,
           Balanced and Conservative Balanced Portfolios                      5.50            0.00             1.00
         -------------------------------------------------------------------------------------------------------------------
           Fixed-Income Funds, Municipal Funds and Flexible Income
           Portfolio                                                          4.50(1)         0.00             1.00
         -------------------------------------------------------------------------------------------------------------------
           Money Funds                                                        0.00(2)         0.00             1.00
         -------------------------------------------------------------------------------------------------------------------
         Maximum deferred sales charge (load) (as a percentage of
         original purchase price or redemption proceeds, as
         applicable)(6)                                                       0.00(3)(7)      5.00(4)          1.00(5)
         -------------------------------------------------------------------------------------------------------------------

         (1) 3.50% for Short Term Income Fund.
         (2) Regular sales charges apply when Class A shares of a Money Fund (on which no sales charge was paid at time of purchase) are exchanged for shares of any other Fund.
         (3) Certain investors who purchase Class A shares without paying an initial sales charge may be subject to a deferred sales charge of 1.00% on redemptions within the first 18 months.
         (4) The maximum deferred sales charge is imposed on shares redeemed in the first year. For shares held longer than one year, the deferred sales charge declines according to the schedules set forth under "Class B Shares -- Contingent deferred sales charge" in this Prospectus. The maximum deferred sales charge for Class B shares of the Short Term Income Fund is 4.00%.
         (5) Class C shares redeemed within the first 12 months are subject to a 1.00% contingent deferred sales charge.
         (6) A $10 fee may be charged for redemptions made by wire transfer.

         (7) Redemptions of Class A shares of the International Growth Fund, including exchange redemptions, within 90 days of purchase will be subject to a redemption fee equal to 2.00% of redemption proceeds, which will be retained by the Fund. The redemption fee does not apply to redemptions of less than $10,000.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   ANNUAL FUND
                               OPERATING EXPENSES
                           (expenses that are deducted
         CLASS A SHARES         from Fund assets)
         -----------------------------------------------------------------------


                                                                                 Total
                                                                                Annual
                                                        Service                  Fund
                                             Management (12b-1)       Other    Operating
                                               Fees      Fees(1)    Expenses    Expenses
         --------------------------------------------------------------------------------

         Strategic Growth Portfolio(2)                  0.25%
         --------------------------------------------------------------------------------
         Conservative Growth Portfolio(2)               0.25
         --------------------------------------------------------------------------------
         Balanced Portfolio(2)                          0.25
         --------------------------------------------------------------------------------
         Conservative Balanced
         Portfolio(2,3)                                 0.25
         --------------------------------------------------------------------------------
         Flexible Income Portfolio(2)                   0.25
         --------------------------------------------------------------------------------
         REIT Fund                                      0.25
         --------------------------------------------------------------------------------
         Equity Income Fund                             0.25
         --------------------------------------------------------------------------------
         Growth & Income Fund                           0.25
         --------------------------------------------------------------------------------
         West Coast Equity Fund                         0.25
         --------------------------------------------------------------------------------
         Mid Cap Stock Fund                             0.25
         --------------------------------------------------------------------------------
         Growth Fund                                    0.25
         --------------------------------------------------------------------------------
         Small Cap Stock Fund                           0.25
         --------------------------------------------------------------------------------
         International Growth Fund                      0.25
         --------------------------------------------------------------------------------
         Short Term Income Fund(4)                      0.25
         --------------------------------------------------------------------------------
         U.S. Government Securities Fund                0.25
         --------------------------------------------------------------------------------
         Income Fund                                    0.25
         --------------------------------------------------------------------------------
         High Yield Fund                                0.25
         --------------------------------------------------------------------------------
         Tax-Exempt Bond Fund                           0.25
         --------------------------------------------------------------------------------
         California Municipal Fund                      0.25
         --------------------------------------------------------------------------------
         California Insured Intermediate
         Municipal Fund(3)                              0.25
         --------------------------------------------------------------------------------
         Money Market Fund                              0.00
         --------------------------------------------------------------------------------
         Tax-Exempt Money Market Fund(3)                0.00
         --------------------------------------------------------------------------------
         California Money Fund(3)                       0.00
         --------------------------------------------------------------------------------

-------------------------------------------  ---------------------------------------------------------



                                             EXAMPLES: You would pay the following expenses
                                             on a $10,000 investment assuming a 5% annual
         CLASS A SHARES                      return and redemption at the end of each period:
         ----------------------------------  ---------------------------------------------------------
                                                One         Three         Five           Ten
                                               Year         Years         Years         Years
         ----------------------------------  ---------------------------------------------------------
         Strategic Growth Portfolio(2)
         -------------------------------------------------------------------------------------------------
         Conservative Growth Portfolio(2)
         -------------------------------------------------------------------------------------------------
         Balanced Portfolio(2)
         -------------------------------------------------------------------------------------------------
         Conservative Balanced
         Portfolio(2,3)
         -------------------------------------------------------------------------------------------------
         Flexible Income Portfolio(2)
         -------------------------------------------------------------------------------------------------
         REIT Fund
         -------------------------------------------------------------------------------------------------
         Equity Income Fund
         -------------------------------------------------------------------------------------------------
         Growth & Income Fund
         -------------------------------------------------------------------------------------------------
         West Coast Equity Fund
         -------------------------------------------------------------------------------------------------
         Growth Fund
         -------------------------------------------------------------------------------------------------
         Mid Cap Stock Fund
         -------------------------------------------------------------------------------------------------
         Small Cap Stock Fund
         -------------------------------------------------------------------------------------------------
         International Growth Fund
         -------------------------------------------------------------------------------------------------
         Short Term Income Fund(4)
         -------------------------------------------------------------------------------------------------
         U.S. Government Securities Fund
         -------------------------------------------------------------------------------------------------
         Income Fund
         -------------------------------------------------------------------------------------------------
         High Yield Fund
         -------------------------------------------------------------------------------------------------
         Tax-Exempt Bond Fund
         -------------------------------------------------------------------------------------------------
         California Municipal Fund
         -------------------------------------------------------------------------------------------------
         California Insured Intermediate
         Municipal Fund(3)
         -------------------------------------------------------------------------------------------------
         Money Market Fund
         -------------------------------------------------------------------------------------------------
         Tax-Exempt Money Market Fund(3)
         -------------------------------------------------------------------------------------------------
         California Money Fund(3)
         -------------------------------------------------------------------------------------------------


(1) 12b-1 fees represent servicing fees which are paid to WM Funds Distributor, Inc. (the "Distributor"). See "Which Class of Shares is Best for Me? -- Distribution Plans."

(2) Does not include underlying Fund expenses that the Portfolios bear indirectly. Management Fees and Other Expenses have been restated to reflect current fees.


(3) Does not reflect undertaking by the Fund's Advisor to limit the Fund's total operating expenses to the percentage of net assets shown on page 61.


(4)Does not reflect WM Shareholder Services, Inc.'s agreement to limit the Fund's transfer agency expenses to 0.10% of its average net assets.

-----------------------------------------------------------------------------------
                                                     ANNUAL FUND
                                                 OPERATING EXPENSES
                                             (expenses that are deducted
     CLASS B SHARES                               from Fund assets)
     ------------------------------------------------------------------------------
                                               Distribution                 Total
                                                   and                      Annual
                                                 Service                    Fund
                                  Management     (12b-1)        Other     Operating
                                     Fees        Fees(1)      Expenses    Expenses
     ------------------------------------------------------------------------------
     Strategic Growth
     Portfolio(3)                    0.65%         1.00%
     ------------------------------------------------------------------------------
     Conservative Growth
     Portfolio(3)                    0.65          1.00
     ------------------------------------------------------------------------------
     Balanced Portfolio(3)           0.65          1.00
     ------------------------------------------------------------------------------
     Conservative Balanced
     Portfolio(3, 4)                 0.65          1.00
     ------------------------------------------------------------------------------
     Flexible Income Portfolio(3)    0.65          1.00
     ------------------------------------------------------------------------------
     REIT Fund                                     1.00
     ------------------------------------------------------------------------------
     Equity Income Fund                            1.00
     ------------------------------------------------------------------------------
     Growth & Income Fund                          1.00
     ------------------------------------------------------------------------------
     West Coast Equity Fund                        1.00
     ------------------------------------------------------------------------------
     Mid Cap Stock Fund                            1.00
     ------------------------------------------------------------------------------
     Growth Fund                                   1.00
     ------------------------------------------------------------------------------
     Small Cap Stock Fund                          1.00
     ------------------------------------------------------------------------------
     International Growth Fund                     1.00
     ------------------------------------------------------------------------------
     Short Term Income Fund(5)                     1.00
     ------------------------------------------------------------------------------
     U.S. Government Securities
     Fund                                          1.00
     ------------------------------------------------------------------------------
     Income Fund                                   1.00
     ------------------------------------------------------------------------------
     High Yield Fund                               1.00
     ------------------------------------------------------------------------------
     Tax-Exempt Bond Fund                          1.00
     ------------------------------------------------------------------------------
     California Municipal Fund                     1.00
     ------------------------------------------------------------------------------
     California Insured
     Intermediate Municipal
     Fund(4)                                       1.00
     ------------------------------------------------------------------------------
     Money Market Fund                             1.00
     ------------------------------------------------------------------------------


-------------------------  -----------------------------------------------------
                           EXAMPLES: You would pay the following expenses
                           on a $10,000 investment assuming a 5% annual
                           return and either
                           (a) redemption at the end of each period or
                           (b) no redemption:
                           ------------------------------------------------


                                                    (a)                                (b)
                                   One    Three     Five      Ten      One    Three    Five      Ten
                                   Year   Years    Years    Years(2)   Year   Years   Years    Years(2)
     ----------------------------  -----------------------------------------------------------------------
     Strategic Growth
     Portfolio(3)
     ------------------------------------------------------------------------------------------------------------------
     Conservative Growth
     Portfolio(3)
     ------------------------------------------------------------------------------------------------------------------
     Balanced Portfolio(3)
     ------------------------------------------------------------------------------------------------------------------
     Conservative Balanced
     Portfolio(3,4)
     ------------------------------------------------------------------------------------------------------------------
     Flexible Income Portfolio(3)
     ------------------------------------------------------------------------------------------------------------------
     REIT Fund
     ------------------------------------------------------------------------------------------------------------------
     Equity Income Fund
     ------------------------------------------------------------------------------------------------------------------
     Growth & Income Fund
     ------------------------------------------------------------------------------------------------------------------
     West Coast Equity Fund
     ------------------------------------------------------------------------------------------------------------------
     Growth Fund
     ------------------------------------------------------------------------------------------------------------------
     Mid Cap Stock Fund
     ------------------------------------------------------------------------------------------------------------------
     Small Cap Stock Fund
     ------------------------------------------------------------------------------------------------------------------
     International Growth Fund
     ------------------------------------------------------------------------------------------------------------------
     Short Term Income Fund(5)
     ------------------------------------------------------------------------------------------------------------------
     U.S. Government Securities
     Fund
     ------------------------------------------------------------------------------------------------------------------
     Income Fund
     ------------------------------------------------------------------------------------------------------------------
     High Yield Fund
     ------------------------------------------------------------------------------------------------------------------
     Tax-Exempt Bond Fund
     ------------------------------------------------------------------------------------------------------------------
     California Municipal Fund
     ------------------------------------------------------------------------------------------------------------------
     California Insured
     Intermediate Municipal
     Fund(4)
     ------------------------------------------------------------------------------------------------------------------
     Money Market Fund
     ------------------------------------------------------------------------------------------------------------------


(1) 0.25% of the 12b-1 fees shown represent servicing fees which are paid to the Distributor. Long-term Class B shareholders may pay more than the sales charge paid by Class A shareholders. See "Which Class of Shares is Best for Me? -- Distribution Plans."

(2) Class B shares convert to Class A shares after eight years; accordingly, the expense amounts for years nine and ten are based on Class A share expenses. (3) Does not include underlying Fund expenses that the Portfolios bear indirectly. Management Fees and Other Expenses have been restated to reflect current fees.

(4) Does not reflect undertaking by the Fund's Advisor to limit the Fund's total operating expenses to the percentage of net assets shown on page 61.

(5) Does not reflect WM Shareholder Services, Inc.'s agreement to limit the Fund's transfer agency expenses to 0.10% of its average net assets.

------------------------------------------------------------------------------------------
                                                            ANNUAL FUND
                                                        OPERATING EXPENSES
                                                    (expenses that are deducted
     CLASS C SHARES                                      from Fund assets)
     -------------------------------------------------------------------------------------
                                                      Distribution                 Total
                                                          and                      Annual
                                                        Service                    Fund
                                        Management      (12b-1)        Other     Operating
                                           Fees         Fees(1)      Expenses    Expenses
     -------------------------------------------------------------------------------------
     Strategic Growth Portfolio(2)         0.65%         1.00%
     ------------------------------------------------------------------------------------
     Conservative Growth Portfolio(2)      0.65          1.00
     ------------------------------------------------------------------------------------
     Balanced Portfolio(2)                 0.65          1.00
     ------------------------------------------------------------------------------------
     Conservative Balanced Portfolio
     (2, 3)                                0.65          1.00
     ------------------------------------------------------------------------------------
     Flexible Income Portfolio(2)          0.65          1.00
     ------------------------------------------------------------------------------------
     REIT Fund                                           1.00
     ------------------------------------------------------------------------------------
     Equity Income Fund                                  1.00
     ------------------------------------------------------------------------------------
     Growth & Income Fund                                1.00
     ------------------------------------------------------------------------------------
     West Coast Equity Fund                              1.00
     ------------------------------------------------------------------------------------
     Mid Cap Stock Fund                                  1.00
     ------------------------------------------------------------------------------------
     Growth Fund                                         1.00
     ------------------------------------------------------------------------------------
     Small Cap Stock Fund                                1.00
     ------------------------------------------------------------------------------------
     International Growth Fund                           1.00
     ------------------------------------------------------------------------------------
     Short Term Income Fund(4)                           1.00
     ------------------------------------------------------------------------------------
     U.S. Government Securities Fund                     1.00
     ------------------------------------------------------------------------------------
     Income Fund                                         1.00
     ------------------------------------------------------------------------------------
     High Yield Fund                                     1.00
     ------------------------------------------------------------------------------------
     Tax-Exempt Bond Fund                                1.00
     ------------------------------------------------------------------------------------
     California Municipal Fund                           1.00
     ------------------------------------------------------------------------------------
     California Insured Intermediate
     Municipal Fund(3)                                   1.00
     ------------------------------------------------------------------------------------
     Money Market Fund                                   1.00
     ------------------------------------------------------------------------------------


-----------------------------------  -------------------------------
                                     EXAMPLES: You would pay the following
                                     expenses on a $10,000 investment assuming
                                     a 5% annual return and either:
                                     (a) redemption at the end of each period or
     CLASS C SHARES                  (b) no redemption.
     ------------------------------  -------------------------------


                                                         (a)
                                         One    Three    Five     Ten
                                         Year   Years   Years    Years
     ---------------------------------------------------------------------------------------------
     Strategic Growth Portfolio(2)
     ----------------------------------------------------------------------------   --------------
     Conservative Growth Portfolio(2)
     ----------------------------------------------------------------------------   --------------
     Balanced Portfolio(2)
     ----------------------------------------------------------------------------   --------------
     Conservative Balanced Portfolio
     (2, 3)
     ----------------------------------------------------------------------------   --------------
     Flexible Income Portfolio(2)
     ----------------------------------------------------------------------------   --------------
     REIT Fund
     ----------------------------------------------------------------------------   --------------
     Equity Income Fund
     ----------------------------------------------------------------------------   --------------
     Growth & Income Fund
     ----------------------------------------------------------------------------   --------------
     West Coast Equity Fund
     ----------------------------------------------------------------------------   --------------
     Growth Fund
     ----------------------------------------------------------------------------   --------------
     Mid Cap Stock Fund
     ----------------------------------------------------------------------------   --------------
     Small Cap Stock Fund
     ----------------------------------------------------------------------------   --------------
     International Growth Fund
     ----------------------------------------------------------------------------   --------------
     Short Term Income Fund(4)
     ----------------------------------------------------------------------------   --------------
     U.S. Government Securities Fund
     ----------------------------------------------------------------------------   --------------
     Income Fund
     ----------------------------------------------------------------------------   --------------
     High Yield Fund
     ----------------------------------------------------------------------------   --------------
     Tax-Exempt Bond Fund
     ----------------------------------------------------------------------------   --------------
     California Municipal Fund
     ----------------------------------------------------------------------------   --------------
     California Insured Intermediate
     Municipal Fund(3)
     ----------------------------------------------------------------------------   --------------
     Money Market Fund
     ----------------------------------------------------------------------------   --------------


-----------------------------------  ------------------------------
                                     EXAMPLES: You would pay the following
                                     expenses on a $10,000 investment assuming
                                     a 5% annual return and either:
                                     (a) redemption at the end of each period or
         CLASS C SHARES              (b) no redemption.
         --------------------------  ------------------------------


                                                         (b)
                                         One    Three    Five     Ten
                                         Year   Years   Years    Years
--------------------------------------------------------------------------------------------------------
     Strategic Growth Portfolio(2)
---------------------------------------------------------------------------------   --------------   ---
     Conservative Growth Portfolio(2)
---------------------------------------------------------------------------------   --------------   ---
     Balanced Portfolio(2)
---------------------------------------------------------------------------------   --------------   ---
     Conservative Balanced Portfolio
     (2, 3)
---------------------------------------------------------------------------------   --------------   ---
     Flexible Income Portfolio(2)
---------------------------------------------------------------------------------   --------------   ---
     REIT Fund
---------------------------------------------------------------------------------   --------------   ---
     Equity Income Fund
---------------------------------------------------------------------------------   --------------   ---
     Growth & Income Fund
---------------------------------------------------------------------------------   --------------   ---
     West Coast Equity Fund
---------------------------------------------------------------------------------   --------------   ---
     Growth Fund
---------------------------------------------------------------------------------   --------------   ---
     Mid Cap Stock Fund
---------------------------------------------------------------------------------   --------------   ---
     Small Cap Stock Fund
---------------------------------------------------------------------------------   --------------   ---
     International Growth Fund
---------------------------------------------------------------------------------   --------------   ---
     Short Term Income Fund(4)
---------------------------------------------------------------------------------   --------------   ---
     U.S. Government Securities Fund
---------------------------------------------------------------------------------   --------------   ---
     Income Fund
---------------------------------------------------------------------------------   --------------   ---
     High Yield Fund
---------------------------------------------------------------------------------   --------------   ---
     Tax-Exempt Bond Fund
---------------------------------------------------------------------------------   --------------   ---
     California Municipal Fund
---------------------------------------------------------------------------------   --------------   ---
     California Insured Intermediate
     Municipal Fund(3)
---------------------------------------------------------------------------------   --------------   ---
     Money Market Fund
---------------------------------------------------------------------------------   --------------   ---


(1) 0.25% of the 12b-1 fees represent servicing fees which are paid to the Distributor. Long-term Class C shareholders may pay more than the sales charge paid by Class A shareholders. See "Which Class of Shares is Best for Me? -- Distribution Plans."

(2) Does not include underlying Fund expenses that the Portfolios bear indirectly. Management Fees and Other Expenses have been restated to reflect current fees.


(3) Does not reflect undertaking by the Fund's Advisor to limit the Fund's total operating expenses to the percentage of net assets shown on page 61.


(4) Does not reflect WM Shareholder Services, Inc.'s agreement to limit the Fund's transfer agency expenses to 0.10% of its average net assets.

ESTIMATED AGGREGATE PORTFOLIO EXPENSES


The following table sets forth the estimated aggregate expenses of the Portfolios, including expenses of the underlying Funds, based upon expenses shown in the table above for each Portfolio and corresponding expenses for each underlying Fund's Class I shares, which are available only to the Portfolios. These estimates assume a constant allocation by each Portfolio of its assets among the underlying Funds identical to the actual allocation of the Portfolio at October 31, 2002. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the underlying Funds, the expenses of the underlying Funds, and/or the Portfolio's own expenses.


--------------------------------------------------------------------------------
                                        EXAMPLES: You would pay the following
                                      combined expenses on a $10,000 investment
                                     assuming a 5% annual return and redemption
                                             at the end of each period.
         -----------------------------------------------------------------------


                                              Total
                                             Annual
                                            Combined
                                            Operating     One       Three       Five         Ten
                                            Expenses     Year       Years       Years       Years
         ------------------------------------------------------------------------------------------
         CLASS A SHARES
         Strategic Growth Portfolio
         Conservative Growth Portfolio
         Balanced Portfolio
         Conservative Balanced Portfolio
         Flexible Income Portfolio

         CLASS B SHARES
         Strategic Growth Portfolio
         Conservative Growth Portfolio
         Balanced Portfolio
         Conservative Balanced Portfolio
         Flexible Income Portfolio

         CLASS C SHARES
         Strategic Growth Portfolio
         Conservative Growth Portfolio
         Balanced Portfolio
         Conservative Balanced Portfolio
         Flexible Income Portfolio
---------------------------------------------------------------------------------------------------


----------------------------------  --------------------------------------------
                                        EXAMPLES: You would pay the following
                                      combined expenses on a $10,000 investment
                                     assuming a 5% annual return and redemption
                                             at the end of each period.
         -------------------------  --------------------------------------------


                                               One           Three       Five         Ten
                                              Year           Years       Years       Years
         -------------------------------------  ---------------------------------------------------
         CLASS A SHARES
         Strategic Growth Portfolio
         Conservative Growth Portfolio
         Balanced Portfolio
         Conservative Balanced Portfolio
         Flexible Income Portfolio

         CLASS B SHARES
         Strategic Growth Portfolio
         Conservative Growth Portfolio
         Balanced Portfolio
         Conservative Balanced Portfolio
         Flexible Income Portfolio

         CLASS C SHARES
         Strategic Growth Portfolio
         Conservative Growth Portfolio
         Balanced Portfolio
         Conservative Balanced Portfolio
         Flexible Income Portfolio
---------------------------------------------------------------------------------------------------------------------------



As of October 31, 2002, the Portfolios' assets were allocated as follows:



---------------------------------------------------------------------------------------------------------------------------
                                                    Strategic    Conservative                 Conservative    Flexible
                                                     Growth         Growth       Balanced       Balanced       Income
                                                    Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------------
  Equity Income Fund
  Growth & Income Fund
  West Coast Equity Fund
  Mid Cap Stock Fund
  Growth Fund
  Small Cap Stock Fund
  International Growth Fund
  Short Term Income Fund
  U.S. Government Securities Fund
  Income Fund
  High Yield Fund
---------------------------------------------------------------------------------------------------------------------------

                     DESCRIPTION OF THE PORTFOLIOS AND FUNDS

This section provides a more complete description of the principal investment strategies and risks of each Portfolio and Fund. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Portfolios and Funds that may engage in such practices to a significant extent. You can find additional descriptions of the Funds' strategies and risks in the Statement of Additional Information ("SAI"). Except for policies explicitly identified as "fundamental" in this Prospectus or the SAI, the investment objectives and investment policies set forth in this Prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in valuation or other circumstances.

STRATEGIC ASSET MANAGEMENT PORTFOLIOS

The Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return for tax-advantaged retirement and other long-term investment or savings accounts.

In order to achieve its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Funds. Even so, the Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Funds. The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Funds in accordance with its investment objective, the Advisor's outlook for the economy and the financial markets, and the relative market valuations of the Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:

- short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions;

- other short-term debt securities rated A or higher by Moody's or S&P, or if unrated, of comparable quality in the opinion of the Advisor;

- commercial paper, including master notes;

- bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and

- repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Index Services ("S&P"); the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Advisor. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with the Advisor's current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging transactions. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. As a fundamental policy, which may not be changed without shareholder vote, each Portfolio will concentrate its investments in shares of the Funds.

EQUITY FUNDS

REIT Fund. Under normal market conditions, the REIT (Real Estate Investment Trust) Fund will invest at least 80% of its assets in REIT securities. REIT securities are investments in real estate investment trusts. The Fund may also invest in U.S. government obligations, convertible securities, mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. The Fund may invest up to 20% of its assets in below investment grade fixed-income securities. REITs generally invest in underlying properties. While none of the funds are intended as a complete investment program, this is particularly true of the REIT Fund, which could be adversely impacted by economic trends within the real estate industry.

Equity Income Fund. The Equity Income Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. Government securities and asset-backed securities, and may also invest up to 20% of its assets in below investment grade bonds (sometimes called "junk bonds"). The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in real estate investment trusts, known as "REITs." The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

Growth & Income Fund. The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below investment grade fixed-income securities.

West Coast Equity Fund (Formerly Growth Fund of the Northwest). Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of West Coast companies. WM Advisors defines West Coast companies to include those with: (i) principal executive offices located in the region, (ii) over 50% of their work force employed in the region or (iii) over 50% of their sales within the region.

The Fund is permitted to invest in money market instruments for temporary defensive purposes. The Fund may invest up to 20% of its assets in REITs and below investment grade fixed-income securities.

Because the Fund concentrates its investments in companies located or doing business in the West Coast region, the Fund is not intended as a complete investment program, and could be adversely impacted by economic trends within this six-state area.

Mid Cap Stock Fund. The Mid Cap Stock Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P Midcap 400 Index. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 20% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 20% of its assets in below investment grade fixed-income securities.

The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate up to 20% of the market value of its total net assets. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

Growth Fund. The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 35% of its assets in non-investment-grade debt securities.

Because WM Advisors earns different fees on the amounts allocated to each of the Fund's sub-advisors, there may be a conflict between the interests of the Fund and the economic interests of WM Advisors.

The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, provided that no more than 5% of its assets are invested in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.


Small Cap Stock Fund. The Small Cap Stock Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers and up to 5% of its assets in securities of issuers located in developing or emerging countries. The Fund may invest up to 20% of its assets in non-investment-grade debt securities (sometimes called "junk bonds") if the Advisor believes that doing so will be consistent with the goal of capital appreciation.


INTERNATIONAL GROWTH FUND. The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that the Fund's sub-advisor believes present attractive investment opportunities. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of investment opportunities available to international investors. The relative strength or weakness of a particular country's currency or economy may dictate whether securities of issuers located in such country will be purchased or sold. The Fund may invest without limit in the securities of issuers located in any one country (except as provided below with respect to emerging markets countries). The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.

The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund intends to stay fully invested in the securities described above to the extent practical. Fund assets may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, it may hold short-term investments until desirable equity securities become available. These short-term instruments are generally rated A or higher by Moody's or S&P, or, if unrated, of comparable quality in the opinion of the Fund's sub-advisor.

The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging markets country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment grade corporate debt securities having maturities longer than one year, including Euro-currency instruments and securities.

FIXED-INCOME FUNDS

SHORT TERM INCOME FUND. The Short Term Income Fund maintains a weighted average duration of three years or less and a weighted average maturity of five years or less. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity of the present value of future cash flows, including coupon payments and principal repayments. Thus, duration involves WM Advisors' judgment with respect to both interest rates and expected cash flows.

The Fund will invest substantially all of its assets in debt securities that, at the time of purchase, are rated in one of the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by the Advisor ("investment grade" securities). All debt securities purchased by the Fund will be investment grade at the time of purchase.

The Fund may invest in obligations issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate debt obligations, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks. Investment in foreign securities is subject to special risks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed obligations, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

U.S. GOVERNMENT SECURITIES FUND. The U.S. Government Securities Fund invests primarily in a selection of obligations of the U.S. Government and its agencies. The Fund may also invest in collateralized mortgage obligations or repurchase agreements which are secured by those types of obligations. It is a fundamental policy of the Fund to invest only in U.S. Government securities, including mortgage-backed securities and collateralized mortgage obligations and repurchase agreements which are secured by U.S. Government securities. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes. The Fund may also enter into dollar roll transactions.

INCOME FUND. The Income Fund invests most of its assets in:

- debt and convertible debt securities;

- U.S. Government securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") or similar government agencies;

- commercial mortgage-backed securities;

- obligations of U.S. banks that belong to the Federal Reserve System;

- preferred stocks and convertible preferred stocks;

- the highest grade commercial paper as rated by S&P or Moody's; and

- deposits in U.S. banks.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging purposes in connection with the purchase and sale of foreign securities or to protect against changes in the value of specific securities held by the Fund and may purchase and sell currencies on a spot (i.e., cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes, and may enter into dollar roll transactions. The Fund may purchase securities of issuers which deal in real estate or securities which are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 35% of its assets in lower-rated fixed-income securities (sometimes called "junk bonds").

HIGH YIELD FUND. The High Yield Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities (including debt securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Baa by Moody's or of equivalent quality as determined by the Advisor. The remainder of the Fund's assets may be invested in any other securities the Advisor believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks and other equity securities. The Fund may also invest in securities of foreign issuers including those located in developing or emerging countries, and engage in hedging strategies involving options.

MUNICIPAL FUNDS

Each of the Municipal Funds and the California Money Fund invests most of its assets in fixed-income obligations issued by states, countries, cities and other governmental bodies that generate income that is exempt from federal income tax other than the federal alternative minimum tax ("Municipal Obligations"). Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest which may affect the ability of a

Fund to purchase sufficient amounts of tax-exempt securities.

TAX-EXEMPT BOND FUND. The Tax-Exempt Bond Fund will invest at least 80% of its assets in Municipal Obligations, including inverse floating rate obligations, under normal market conditions.


The Fund specifically limits these investments to: municipal bonds, municipal notes and securities of unaffiliated tax-exempt mutual funds. The Fund also may invest up to 35% of its assets in lower-rated securities.


In adverse markets, the Fund may seek to protect its investment position by investing up to 50% of its portfolio in taxable short-term investments such as:

- U.S. Government securities;

- commercial paper rated in the highest grade by either S&P or Moody's;

- obligations of U.S. banks;

- time or demand deposits in U.S. banks; and

- repurchase agreements relating to municipal securities or any of the foregoing taxable instruments.

Interest income from these investments that is distributed to you by the Fund may be taxable.


The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 20% of its total assets in AMT-Subject Bonds.



For temporary defensive purposes, the Fund may invest more than 20% of its assets in instruments that are not Municipal Obligations and that are eligible for purchase by the Money Market Fund, which may produce income that is not exempt from federal income taxes.



CALIFORNIA MUNICIPAL FUND. The California Municipal Fund invests primarily in intermediate- and long-term California municipal obligations that are Municipal Obligations that generate interest which is exempt from California State personal income tax. It is a fundamental policy of the Fund that, under normal market conditions, at least 80% of its assets will be invested in these obligations. These obligations may include AMT-Subject Bonds under normal market conditions.


The Fund will invest primarily in investment grade Municipal Obligations. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of Municipal Obligations.

The Fund may, under normal circumstances, invest up to 20% of its assets in

- Municipal Obligations that are not exempt from California personal income tax;


- short-term Municipal Obligations; and

- taxable cash equivalents, including short-term U.S. Government securities, certificates of deposit and bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P and repurchase agreements (collectively "Short-Term Instruments").



-securities of money market mutual funds (subject to the limitations set forth under "Common Investment Practices").





The Fund may, for temporary defensive purposes, invest in these securities without limitation. Also, as a non-diversified investment company under the Investment Company Act of 1940 (1940 Act), the Fund may invest a larger portion of its assets in the securities of a small number of issuers.

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND. The California Insured Intermediate Municipal Fund will invest primarily in insured intermediate-term California Municipal Obligations. It is a fundamental policy of the Fund that it will invest at least 80% of its assets in Insured California Municipal Obligations (except when maintaining a temporary defensive position). Under normal market conditions, the dollar-weighted average maturity of the securities in which the Fund invests will be more than three years but less than ten years. The maximum effective maturity (the maturity date without regard to call provisions, except that for pooled single family mortgage securities, effective maturity is the average life of the underlying mortgage obligations) of any Municipal Obligation in which the Fund invests will be fifteen years.

All of the Municipal Obligations in which the Fund invests, taking into account any insurance, are investment grade securities.

The Fund may invest without limitation in AMT-Subject Bonds.

Under normal market conditions, the Fund may invest up to 20% of its assets in

- uninsured Municipal Obligations;

- Municipal Obligations that are not exempt from California personal income tax; and

- short-term Municipal Obligations and taxable cash equivalents, including Short-Term Instruments and securities of unaffiliated money market mutual funds (subject to the limitations set forth under "Common Investment Practices") and may, for temporary defensive purposes, invest in these securities without limitation, which may produce income that is not exempt from federal income taxes or California personal income tax.


In addition, the Fund may invest in inverse floating rate obligations. The Fund may engage in hedging transactions through the use of financial futures and options thereon. It may also purchase and sell securities on a when-issued or forward commitment basis, invest in mortgage-backed securities, enter into repurchase agreements, invest in stand-by commitments and lend portfolio securities. The Fund may invest in floating rate and variable rate obligations, including participation interests therein (referred to collectively as "Hedging Transactions").

The insured Municipal Obligations in which the California Insured Intermediate Municipal Fund will invest and the other Municipal Funds may invest are insured under insurance policies that relate to the specific Municipal Obligation in question and that are issued by an insurer having a claims-paying ability rated AAA by S&P or Aaa by Moody's. This insurance is generally non-cancelable and will continue in force so long as the Municipal Obligations are outstanding and the insurer remains in business.

The insured Municipal Obligations are insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured Municipal Obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.

MONEY FUNDS


The Money Funds invest only in U.S. dollar-denominated short-term, money market securities. They will only purchase obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities that are, or have issuers that are:



- rated by at least two NRSROs, such as S&P or Moody's, in one of the two highest rating categories for short-term debt securities;



- rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating; or


- if not so rated, are determined to be of comparable quality.


A description of the rating systems of S&P and Moody's is contained in Appendix A to this Prospectus and in the SAI. At the time of investment, no security (except U.S. Government securities subject to repurchase agreements and variable rate demand notes) purchased by a Money Fund will have a maturity exceeding 397 days, and each Money Fund's average portfolio maturity will not exceed 90 days. The Money Funds will attempt to maintain a stable NAV of $1.00, but there can be no assurance that any Money Fund will be able to do so.



MONEY MARKET FUND. To accomplish its objective, the Money Market Fund invests solely in money market instruments that may be included in the following six general categories:


- U.S. Government securities;

- short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs;

- obligations of U.S. and foreign banks with assets of more than $500 million;

- securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;

- short-term corporate obligations rated in one of the two highest rating categories by an NRSRO;

- repurchase agreements.

TAX-EXEMPT MONEY MARKET FUND. The Tax-Exempt Money Market Fund invests primarily in a diversified selection of Municipal Obligations, the income from which is exempt from federal income tax. These obligations include fixed income obligations issued by states, counties, cities or other governmental bodies that generate income exempt from federal income tax. Short-term Municipal Obligations may include, but are not limited to, tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes, or other forms of short-term municipal loans and obligations. Under normal market conditions, the Fund will not invest more than 20% of its assets in obligations that pay interest subject to alternative minimum tax ("AMT-Subject Bonds").


For temporary defensive purposes, the Fund may invest more than 20% of its assets in instruments that are not Municipal Obligations and that are eligible for purchase by the Money Market Fund, which may produce income that is not exempt from federal income taxes.


The Fund may also invest in variable rate demand obligations, stand-by commitments, when-issued securities and forward commitments.

CALIFORNIA MONEY FUND. To accomplish its objective, the California Money Fund invests in a portfolio of Municipal Obligations. It is a fundamental policy of the Fund to invest, under normal market conditions, at least 80% of its total assets in Municipal Obligations. The Fund normally invests at least 80% of its total assets in Municipal Obligations issued by the State of California and its political subdivisions and certain other governmental issuers (such as the Commonwealth of Puerto Rico), which produce income that is exempt from California State personal income tax. The Fund may also invest in AMT-Subject Bonds.

The Fund may also invest in variable rate demand obligations, stand-by commitments, when-issued securities and forward commitments.


For temporary defensive purposes, the Fund may invest more than 20% of its assets in instruments that are not Municipal Obligations and that are eligible for purchase by the Money Market Fund, which may produce income that is not exempt from federal income taxes or California personal income tax.


COMMON INVESTMENT PRACTICES


The next several pages contain more detailed information about types of securities in which the Portfolios and Funds may invest, and strategies which the Advisor or the respective sub-advisor may employ in pursuit of that Fund's investment objective. This section also includes a summary of risks and restrictions associated with these securities and investment practices. For more information, please see the SAI.

BORROWING. The Funds may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the Growth, Small Cap Stock, International Growth, Short Term Income, California Municipal, California Insured Intermediate Municipal and California Money Funds, and for the Portfolios, such borrowings may not exceed 30% of total assets. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, U.S. Government Securities, Income, High Yield, Tax-Exempt Bond, Money Market and Tax-Exempt Money Market Funds may borrow up to 5% of their total assets for emergency, non-investment purposes. In addition, the Money Market and Tax-Exempt Money Market Funds may borrow up to 33 1/3% of their total assets to meet redemption requests. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Portfolios and Funds.


The Short Term Income, U.S. Government Securities and Income Funds may enter into DOLLAR ROLLS. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracting to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. This may be considered borrowing from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested, the Fund will be subject to market risk on those securities as well as similar risk with respect to the securities the Fund is required to repurchase.


Each of the Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, California Municipal and California Insured Intermediate Municipal Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is a decline in the market value of the securities sold (and required to be repurchased).


FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, obligations purchased by a Fund may be subject to the risk of default. Fixed-Income securities, including Municipal Obligations, rated in the lower end of the investment-grade category (Baa or BBB) and lower-rated securities may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.

The fixed-income securities in which the Funds may invest include ZERO-COUPON SECURITIES, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.

FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The Equity Income and Growth & Income Funds, Fixed-Income Funds and Municipal Funds may purchase floating rate, inverse floating rate and variable rate obligations, including participation interests therein and assignments thereof.

The Money Funds may purchase floating rate and variable rate obligations, including participation interests therein.

The Fixed-Income Funds may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Municipal Obligations purchased by the Municipal Funds may include floating rate, inverse floating rate and variable rate obligations, including variable rate demand notes issued by industrial development authorities and other governmental entities, as well as participation interests therein. Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by the Advisor or the Fund's sub-advisors to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. The absence of an active secondary market could make it difficult for a Fund to dispose of these securities in the event the issuer of the note were to default on its payment obligations, and the Fund could, for this or other reasons, suffer a loss as a result of the default.

Each Fund may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating-rate obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating-rate obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The Equity and Fixed-Income Funds (with the exception of the Equity Income, Growth & Income, West Coast Equity and U.S. Government Securities Funds) may, subject to the investment limitations stated elsewhere in this Prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. These Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.

These Funds also may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when the Advisor or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. The Fund may also enter into a forward contract to sell a currency which is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen - at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, the Advisor or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.

Each of the Funds other than the Money Funds (with the exception of the Equity Income, Growth & Income, West Coast Equity and U.S. Government Securities Funds) may invest in securities which are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.

While the foregoing actions are intended to protect the Fund from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that the Funds will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").


FOREIGN INVESTMENTS. The REIT, Equity Income, Growth & Income, West Coast Equity and Money Market Funds may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, Income and High Yield Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from:

- fluctuations in currency exchange rates;

- devaluation of currencies;

- future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions;

- reduced availability of public information concerning issuers; and


- the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains well below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Equity Funds and the Short Term Income, Income and High Yield Funds may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), GLOBAL DEPOSITARY RECEIPTS ("GDRs") or other similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

GEOGRAPHIC CONCENTRATION. Potential investors in the West Coast Equity Fund, the Municipal Funds (other than the Tax-Exempt Bond Fund) and the California Money Fund should consider the possibly greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of California municipal issuers in the case of the Municipal Funds. In addition to factors affecting the state or regional economy, certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences affecting California municipal obligations, respectively. See the SAI for a more detailed description of these risks.


HOLDINGS IN OTHER INVESTMENT COMPANIES. When the Advisor or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal, Tax-Exempt Money Market and California Money Funds may invest up to 10% of its assets in securities of mutual funds that are not affiliated with the Advisor or the Fund's sub-advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (one of the Fund's sub-advisors), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.


ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 10% of the net assets of each Money Fund and up to 15% of the net assets of every other Fund may be invested in securities that are not readily marketable. Such illiquid securities may include:

- repurchase agreements with maturities greater than seven days;

- time deposits maturing in more than seven calendar days;

- to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

- certain over-the-counter options, as described in the SAI;

- certain variable rate demand notes having a demand period of more than seven days; and

- securities which are restricted under federal securities laws with respect to disposition (excluding certain Rule 144A securities, as described below).

Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, so long as such securities meet liquidity guidelines established by the Portfolios' and Funds' Board of Trustees.

Each of the Funds may purchase RESTRICTED SECURITIES (provided such securities are, in the case of the Equity Income, Growth & Income, West Coast Equity, U.S. Government Securities, Income, Tax-Exempt Bond, Money Market and Tax-Exempt Money Market Funds eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities, making restricted securities, in many instances, more liquid than they once were considered to be, investing in restricted securities could increase the level of illiquidity of the portfolio securities of a Fund. This could make it more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.


LENDING OF SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Growth, Small Cap Stock, International Growth and Short Term Income Funds each may lend portfolio securities up to 20% of total assets. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, U.S. Government Securities, Income, High Yield and Money Market Funds may lend portfolio securities up to 33% of total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand.



LOWER-RATED SECURITIES. The Growth, Growth & Income and Income Funds may each invest up to 35% of their total assets, and the REIT, Equity Income, West Coast Equity, Mid Cap Stock, Small Cap Stock and Tax-Exempt Funds may each invest up to 20% of their total assets, in non-investment grade debt securities, sometimes referred to as "junk bonds." The High Yield Fund may invest all of its assets in these securities, and will generally invest at least 80% of its assets in them.


Non-investment-grade debt securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for a Fund to value or to sell certain of these securities under certain market conditions. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this Prospectus.


MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The REIT, Equity Income, Growth & Income, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income, U.S. Government Securities, Income, High Yield, California Municipal and California Insured Intermediate Municipal Funds may invest in GOVERNMENT MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC.


To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of a Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-backed securities will generally fluctuate in response to market interest rates.

The U.S. Government guarantees the timely payment of interest and principal for GNMA certificates. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares.

Government stripped mortgage-based securities represent beneficial ownership interests in either principal distributions (principal-only securities or "PO strips") or interest distributions (interest-only securities or "IO strips") from government mortgage-backed securities. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.


In addition, the REIT, Equity Income, Growth & Income, Mid Cap Stock, Short Term Income and Income Funds may invest in commercial mortgage-backed securities, which are similar to government mortgage-backed securities, except that they are not issued or guaranteed by governmental entities. Commercial mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While commercial mortgage-backed securities are generally structured with one or more types of credit enhancement, and often have high credit ratings, they lack the credit status of a governmental agency or instrumentality.



The REIT, Equity Income, Mid Cap Stock, Small Cap Stock, Short Term Income, Income, High Yield, Money Market and Tax-Exempt Money Market Funds may purchase ASSET-BACKED SECURITIES. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.


MUNICIPAL OBLIGATIONS, LEASES AND AMT-SUBJECT BONDS. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

The California Insured Intermediate Municipal, Tax-Exempt Money Market and California Money Funds may acquire participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. Certain of these lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

"AMT-Subject Bonds" are Municipal Obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs and water and sewer projects. Interest on AMT-Subject Bonds is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in AMT-Subject Bonds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.


REAL ESTATE INVESTMENT TRUSTS. The REIT, Equity Income, Growth & Income, West Coast Equity, Small Cap Stock, Mid Cap Stock, Growth, Income and High Yield Funds may invest in real estate investment trusts, known as "REITs." In addition, the REIT Fund typically invests at least 80% of its net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.


Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

REPURCHASE AGREEMENTS. All of the Funds may invest in repurchase agreements, which are purchases of underlying debt obligations from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the obligations at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. The Tax-Exempt Money Market and California Money Funds' investments in repurchase agreements are limited by their restrictions on investment in taxable instruments. Pursuant to an exemptive order granted by the SEC, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in repurchase agreements or other money market instruments, and the proceeds are allocated to the participating funds on a pro rata basis.

STAND-BY COMMITMENTS. The Municipal, Tax-Exempt Money Market and California Money Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in their portfolios. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Obligations at a specified price. A Fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities acquired with the commitment, thus increasing the cost of the securities and reducing the yield otherwise available from them. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, each Portfolio and Fund, except the Money Funds, may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Portfolio or Fund may purchase and sell, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments. It may also purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security. All the above are collectively referred to as "Strategic Transactions."

Strategic Transactions may be used:


- to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations;

- to protect the Fund's unrealized gains in the value of its portfolio securities;

- to facilitate the sale of such securities for investment purposes;

- to manage the effective maturity or duration of the Fund's portfolio; or


- to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Some Strategic Transactions may also be used to seek potentially higher returns. Any or all of these investment techniques may be used at any time, as the use of any Strategic Transaction is a function of numerous variables including market conditions.

The use of Strategic Transactions involves special considerations and risks; for example:

- the ability of the Fund to utilize Strategic Transactions successfully will depend on the ability of the Advisor or the sub-advisor to predict pertinent market movements;

- the risk that the other party to a Strategic Transaction will fail to meet its obligations to the Fund;

- the risk that the Fund will be unable to close out a Strategic Transaction at a time when it would otherwise do so, due to the illiquidity of the Strategic Transaction; and


- the risk of imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio positions.

Strategic Transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related portfolio positions.

U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. Government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA bonds), others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (such as FNMA and FHLMC bonds). Certain of these obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY

TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Fund. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Municipal Funds and California Money Fund may purchase Municipal Obligations offered on a "forward commitment" basis.

When-issued Municipal Obligations may include bonds purchased on a "when, as and if issued" basis, under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. No when-issued or forward commitments will be made by any Municipal Fund or the California Money Fund if, as a result, more than 20% of the value of the Fund's total assets would be committed to such transactions. A significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.

PORTFOLIO TRANSACTIONS AND TURNOVER. Each Portfolio's or Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs and may increase taxable capital gains. Historical portfolio turnover rates are shown under "Financial Highlights" in this Prospectus. The Advisor and the sub-advisors will not consider a Portfolio's or Fund's portfolio turnover rate to be a limiting factor in making investment decisions consistent with the Portfolio's or Fund's investment objectives and policies.

INVESTING IN THE PORTFOLIOS AND FUNDS


Shares of the Portfolios and Funds are typically purchased through investors' "Investment Representatives" who generally work through a brokerage firm, although shares may be purchased directly by investors who do not have an Investment Representative. Shareholder accounts may be subject to the policies and procedures of the brokerage firm in addition to those of the WM Group of Funds outlined in this prospectus. The WM Group of Funds reserves the right to refuse any order for the purchase of shares, including those by exchange.


An investment in the WM Group of Funds may be held in various types of accounts, including individual, joint ownership, trust and business accounts. We also offer a range of custodial accounts for those who wish to invest for retirement, education and/or medical expenses. Prospective shareholders should consult with their Investment Representative prior to making decisions about the account and type of investment which is appropriate for them.

Brokerage firms and Investment Representatives who wish to sell shares of the Portfolios and Funds must enter into a selling agreement with WM Funds Distributor (the "Distributor"). Shareholder accounts may be established by the Investment Representative either through the National Securities Clearing Corporation ("NSCC") or directly on the books of the transfer agent, i.e. "fund direct". Investment Representatives should contact WM Group of Funds at 800-222-5852 for detailed information.

Making an Investment

WM Group of Funds has minimum initial and subsequent investment amounts, as indicated in the chart below.

------------------------------------------------------------------------------------------------------------------------
                                                                                   Initial Investment
                                                               Minimum Initial   W/Automatic Investment   Subsequent
                       Type of Account                            Investment              Plan            Investment
========================================================================================================================
SAM* Portfolio (except as noted below)                        $         5,000.00      $      1,000.00    $     100.00
------------------------------------------------------------------------------------------------------------------------
SAM Portfolio UGMA/UTMA** or IRA                              $         2,000.00      $      1,000.00    $     100.00
------------------------------------------------------------------------------------------------------------------------
SAM Portfolio Education Savings Account ("ESA")               $         2,000.00      $        500.00    $     100.00
------------------------------------------------------------------------------------------------------------------------
SAM Portfolio or Money Market Medical Savings Account ("MSA") $         2,000.00      $        100.00    $     100.00
------------------------------------------------------------------------------------------------------------------------
Individual Fund (except for Money Market MSA)                 $         1,000.00      $         50.00    $      50.00
------------------------------------------------------------------------------------------------------------------------

    > Initial and subsequent investment minimums apply on a per-Portfolio and per-Fund basis, for each Portfolio and/or Fund in which the shareholder invests.
    > Portfolio and/or Fund and share class selection(s) must be made at time of purchase. If no Portfolio or Fund is selected, Class A shares of the Money Market Fund will be purchased. If no class of shares is selected, then Class A shares will be purchased.
    > Certain retirement accounts utilizing an automatic payroll deduction plan are not subject to any minimum initial investment, and may meet the subsequent investment minimums on a monthly basis.
    > Investments in an MSA may only be made in Class A shares of the Portfolios or the Money Market Fund.

*Strategic Asset Management Portfolio
**Uniform Gift to Minors Act or Uniform Transfer to Minors Act account

CHOOSING A SHARE CLASS

The WM Group of Funds offers class A, B and C shares of each of the Portfolios and Funds. Sales charges may be reduced or waived as outlined in this prospectus or the Statement of Additional Information (the "SAI"). Listed below are highlights of each of our share classes and information regarding sales charges and dealer re-allowances.

Class A Shares
   >  Initial sales charge up to 5.50% may apply (see schedules below).

         . Initial sales charge varies based on the amount invested and the Portfolio or Fund selected. Initial sales charge is subject to a "right of accumulation" discount based on the current market value of a shareholder's investments in the Portfolios and Funds (including Class B and C shares).
         . No initial sales charge on shares purchased, within 30 days, with the proceeds of redemptions of shares of other mutual funds, on which an initial or a deferred sales charge had been paid.
         . No initial sales charge on shares purchased with the proceeds of redemptions of Class A shares of the Portfolios and Funds within 120 days of redemption.
         . Class A shares may be purchased at NAV in amounts of $1 million or more.
   >  No deferred sales charges typically apply.
         . Deferred sales charges may apply, for 18 months, on shares purchased without an initial sales charge (as part of a purchase of $1 million or more).

   > Lower annual expenses, and normally higher dividends, than Class B or C shares.
Note: It is the responsibility of the shareholder or Investment Representative to notify the WM Group of Funds at the time of purchase or reinvestment if the initial sales charge is reduced or eliminated.


The offering price for Class A shares is the net asset value ("NAV") next calculated after receipt of funds in good order, along with a properly completed account application, plus (except for the Money Funds) an initial sales charge as shown in the tables below. Sales charges may be reduced or waived as indicated below. The right-hand column in each table indicates what Investment Representatives and their brokerage firms ("Dealers") receive for selling Class A shares.


---------------------------------------------------------------------------------------------
                                                                 -Equity Funds
                                                              -Strategic Growth,
                                                             Conservative Growth,
                                                           Balanced and Conservative
                                                              Balanced Portfolios
         ------------------------------------------------------------------------------------
                                                                                   REALLOWED
                                                          SALES CHARGE            TO DEALERS
         ------------------------------------------------------------------------------------
                                                  Percentage     Percentage of    Percentage
                                                  of Offering     Net Amount      of Offering
             Purchase of Class A Shares              Price         Invested          Price
         ------------------------------------------------------------------------------------
         Less than $50,000                           5.50%            5.82%          4.75%
         ------------------------------------------------------------------------------------
         $50,000 but less than $100,000              4.75             4.99           4.00
         ------------------------------------------------------------------------------------
         $100,000 but less than $250,000             3.75             3.90           3.00
         ------------------------------------------------------------------------------------
         $250,000 but less than $500,000             3.00             3.09           2.50
         ------------------------------------------------------------------------------------
         $500,000 but less than $1,000,000           2.00             2.04           1.75
         ------------------------------------------------------------------------------------
         $1,000,000 or more*                          .00              .00            .00
         ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                            -Fixed-Income Funds
                                                    (other than Short Term Income Fund)
                                                             -Municipal Funds
                                                        -Flexible Income Portfolio

         -------------------------------------------------------------------------------------
                                                                              REALLOWED
                                                     SALES CHARGE            TO DEALERS
         -------------------------------------------------------------------------------------
                                              Percentage   Percentage of      Percentage
                                             of Offering     Net Amount      of Offering
             Purchase of Class A Shares         Price         Invested          Price
         -------------------------------------------------------------------------------------
         Less than $50,000                      4.50%           4.71%           4.00%
         ------------------------------------------------------------------------------------
         $50,000 but less than $100,000         4.00            4.17            3.50
         ------------------------------------------------------------------------------------
         $100,000 but less than $250,000        3.50            3.63            3.00
         ------------------------------------------------------------------------------------
         $250,000 but less than $500,000        2.50            2.56            2.00
         ------------------------------------------------------------------------------------
         $500,000 but less than $1,000,000      2.00            2.04            1.75
         ------------------------------------------------------------------------------------
         $1,000,000 or more*                     .00             .00             .00
         ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

         ------------------------------------------------------------------------------------
                                                            -Short Term Income Fund
         ------------------------------------------------------------------------------------
                                                                                  REALLOWED
                                                          SALES CHARGE            TO DEALERS
         ------------------------------------------------------------------------------------
                                                  Percentage     Percentage of    Percentage
                                                  of Offering     Net Amount      of Offering
             Purchase of Class A Shares              Price         Invested          Price
         ------------------------------------------------------------------------------------
         Less than $50,000                           3.50%            3.63%          3.00%
         ------------------------------------------------------------------------------------
         $50,000 but less than $100,000              3.00             3.09           2.50
         ------------------------------------------------------------------------------------
         $100,000 but less than $250,000             2.50             2.56           2.00
         ------------------------------------------------------------------------------------
         $250,000 but less than $500,000             2.25             2.30           2.00
         ------------------------------------------------------------------------------------
         $500,000 but less than $1,000,000           2.00             2.04           1.75
         ------------------------------------------------------------------------------------
         $1,000,000 or more*                          .00              .00            .00
         ------------------------------------------------------------------------------------

Contingent Deferred Sales Charge ("CDSC") on Class A Shares
Purchases of Class A shares in the amount of $1 million or more are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the Dealer has waived the commission. The Distributor may pay authorized Dealers commissions up to 1.00% of the price of such purchases.

The CDSC will be waived for redemptions of Class A shares under any of the following circumstances.
    > Following the death of the shareholder and within 90 days of re-registration of the account. (IRA and other qualified retirement account beneficiaries may meet the criteria for an exception).
    > Following the post-purchase disability (as defined in Section 72(m)(7)) of the Internal Revenue Code) of a shareholder.

    > In connection with the required minimum distribution ("RMD") from an IRA or other qualified retirement account made to a shareholder who is age 70-1/2 or older. This does not apply to transfer of assets.
    > In connection with the involuntary liquidation by the Portfolio or Fund of a shareholder's account.
    Note: It is the responsibility of the shareholder or Investment Representative to notify the WM Group of Funds, at the time of redemption, whenever the shareholder is entitled to a CDSC waiver.

 Class B Shares
    >   No initial sales charge.
    > CDSC up to 5.00% may apply depending on the Portfolio or Fund and time in the investment (see schedules below).
           . Shares purchased through reinvestment of dividends or capital gain distributions are not subject to CDSC.
           . No sales charges on withdrawals made in the sixth year and thereafter.

    > Higher distribution and service fees than Class A shares through eight years.
           . After the eighth year shares convert automatically to Class A shares of the same Portfolio or Fund.
    >   May not be suitable for investments of $250,000 or more.
    > If a shareholder purchases Class B shares within 120 days of a redemption by such shareholder of Class B shares, the shareholder's account will be credited with the amount withheld from such redemption as a CDSC. If the amount of the repurchase is less than the amount previously redeemed, a portion of the CDSC will be so credited in the same ratio as the amount repurchased bears to the amount redeemed.
    > The proceeds of a redemption of Class B shares on which a CDSC was paid may, within 120 days of the redemption, be reinvested in Class A shares.
Note: It is the responsibility of the shareholder or Investment Representative to notify the WM Group of Funds at the time of purchase or reinvestment if the CDSC is to be credited in full or part.

Contingent Deferred Sales Charge ("CDSC") on Class B Shares/1/
A CDSC may be applied to Class B shares of all Portfolios and Funds (except for the Short Term Income Fund) according to the following schedule.

                       YEAR OF
                      REDEMPTION                     Contingent
                    AFTER PURCHASE             Deferred Sales Charge
     -------------------------------------------------------------------
     First ...................................       5.00%
     Second ..................................       5.00%
     Third ...................................       4.00%
     Fourth ..................................       3.00%
     Fifth ...................................       2.00%
     Sixth and following .....................       0.00%

______________________
/1/ Shares purchased prior to April 1, 2002 are subject to other provisions as described in the SAI.

CDSC may be applied to Class B shares of the Short Term Income Fund according to the following schedule.

                 YEAR OF
                REDEMPTION                         Contingent
              AFTER PURCHASE                  Deferred Sales Charge
-------------------------------------------------------------------
     First ..................................        4.00%
     Second .................................        4.00%
     Third ..................................        3.00%
     Fourth .................................        2.00%
     Fifth and following ....................        0.00%


The CDSC may be waived for redemptions of Class B shares under any of the following circumstances:

    > Following the death of the shareholder and within 90 days of re-registration of the account. (IRA and other qualified retirement account beneficiaries may meet the criteria for an exception);
    > Following the post-purchase disability (as defined in Section 72(m)(7)) of the Internal Revenue Code) of a shareholder;
    > In connection with the required minimum distribution ("RMD") from an IRA or other qualified retirement account made to a shareholder who is age 70-1/2 or older. This does not apply to transfer of assets;
    > According to a systematic withdrawal plan limited to no more than 1% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established; and
    > In connection with the involuntary liquidation by the Portfolio or Fund of a shareholder's account.
Note: It is the responsibility of the shareholder or Investment Representative to notify the WM Group of Funds, at the time of redemption, whenever the shareholder is entitled to a CDSC waiver.

Class C Shares
    > Initial and subsequent purchases subject to initial sales charge of 1.00% and CDSC of 1.00% if withdrawn during the first 12 months.
    >   Higher distribution and service fees than Class A shares.
    > If a shareholder purchases Class C shares within 120 days of a redemption by such shareholder of Class C shares, the shareholder's account will be credited with the amount withheld from such redemption as a CDSC. If the amount of the repurchase is less than the amount previously redeemed, a portion of the CDSC will be so credited in the same ratio as the amount repurchased bears to the amount redeemed.

Contingent Deferred Sales Charge ("CDSC") on Class C Shares/2/
Each new and/or subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. The CDSC may be waived for redemptions of Class C shares under any of the following circumstances.

    > Following the death of the shareholder and within 90 days of re-registration of the account. (IRA and other qualified retirement account beneficiaries may meet the criteria for an exception).
    > Following the post-purchase disability (as defined in Section 72(m)(7)) of the Internal Revenue Code) of a shareholder.
    > In connection with the required minimum distribution ("RMD") from an IRA or other qualified retirement account made to a shareholder who is age 70-1/2 or older. This does not apply to transfer of assets.
    > In connection with the involuntary liquidation by the Portfolio or Fund of a shareholder's account.

Note: It is the responsibility of the shareholder or Investment Representative to notify the WM Group of Funds, at the time of redemption, whenever the shareholder is entitled to a CDSC waiver.

______________
/2/ Shares sold prior to March 1, 2003 are subject to other provisions as described in the SAI.

FEATURES OF INVESTING WITH THE WM GROUP OF FUNDS

Purchases at NAV (without initial sales charges)
   The following individuals, groups and/or entities may purchase WM Group of Funds Portfolios and/or Funds at NAV.
   >   Current and retired Trustees of the WM Group of Funds.
   > Officers, directors and employees of the WM Advisors, Inc. or certain of its affiliates.
   > Employees (and their spouses, children, step-children or parents) of companies that have entered into a selling agreement with the Distributor.
   > Participants in certain retirement plans or qualified employee benefit plans, where the plan's investments in the WM Group of Funds are part of an omnibus account or have at least $500,000 in total assets**.
   > Clients of brokers, dealers or registered investment advisors that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such brokers, dealers or registered investment advisers may charge a separate fee.
Note: It is the responsibility of the shareholder or Investment Representative to notify the WM Group of Funds at the time of purchase or reinvestment if the initial sales charge is reduced or eliminated. The Distributor may pay authorized dealers commissions on certain NAV purchases as described in this prospectus and the SAI.


**The Distributor may pay commissions up to 1.00% on participant's purchases in these qualified plans. Unless the dealer has waived the commission, a CDSC (as described on page xx) may apply: (1) within the first 18 months after the plan's initial investment in the Portfolio or Fund, in a manner that causes all shares held by the plan's participants to be redeemed; or (2) redemptions by a plan participant within 18 months of the plan participant's purchase of such Class A shares.


Right of Accumulation ("ROA")
A shareholder may qualify to purchase Class A shares at a reduced sales charge or at NAV based on existing investments in the Portfolios and Funds.

   > Current purchases of Class A shares qualify for reduced sales charges based on prior purchases of Class A, B or C shares of any of the Portfolios or Funds which were subject to an initial or contingent deferred sales charge.

   > The applicable sales charge is determined by using the table set forth on page __ above, assuming that the amount being invested in Class A shares is equal to the sum of the current market value of applicable prior purchases and the current purchase.
   > Current and prior investments by an individual shareholder, his/her spouse and/or minor children (and investments by multiple trusts that have a single beneficiary) may be aggregated for these purposes.

Letter of Intent ("LOI")
A shareholder may qualify to purchase Class A shares at a reduced sales charge or at NAV by entering into an LOI agreement with the WM Group of Funds. Typically, the shareholder agrees to purchase a certain dollar amount of Class A shares over a 13-month period, beginning no more than 90 days prior to the date the LOI is received by the WM Group of Funds. The sales charge applicable to all Class A shares purchased under the LOI will be the sales charge that would have been applicable had the value of shares specified in the LOI been purchased simultaneously.

   >   Break points for purchases at: $50,000; $100,000; $250,000; $500,000; and
       $1 million.
   > A portion of shares will be held in escrow until the LOI is completed. If the LOI is not completed, shares will be redeemed in order to pay to the Distributor the difference between the sales charge actually paid and the sales charge that would have been paid absent the LOI.
   >   Any redemption of escrowed shares will invalidate the LOI.

    > An LOI is to be completed based on actual purchases, not on market value.

Check Writing Privilege
The WM Group of Funds offers a check writing privilege, as discussed below.
    > Available for the Money Market Fund, California Money Fund and Tax-Exempt Money Fund, Class A shares only.
    >   $250 per check minimum applies.
    > The WM Group of Funds may charge a fee for checks presented for an amount in excess of the then current value of the money market shares held in the account. In addition, the shareholder may be subject to fees and charges by the payee of the check; the Funds are not responsible for these fees and charges.
    > Failure to maintain a balance in the Money Fund sufficient to meet obligations (checks written) may result in the revocation of the check writing privilege and/or account closure.

Certain exceptions apply to the check writing privilege for MSAs, as follows.
    >   Available for the Money Market Fund Class A only.
    > For MSAs with the check writing privilege, there is no minimum check amount.
    > A check presented for an amount in excess of the then current value of the Money Market Fund shares held in the account will be considered an instruction to redeem all shares of the Money Market Fund held in the account, with the excess being applied to shares of the Portfolios held in the account in the following order, in each case redeeming shares of the Portfolio, to the extent necessary to cover the remaining amount of the check: Flexible Income Portfolio, Conservative Balanced Portfolio, Balanced Portfolio, Conservative Growth Portfolio and Strategic Growth Portfolio.

Dividends and Capital Gains

The Portfolios and Funds distribute dividends from net investment income (which is essentially interest and dividends earned from securities, minus expenses). They also make capital gain distributions if realized gains from the sale of securities exceed realized losses. The amount of dividends of net investment income and distributions of net realized long- and short-term capital gains payable to shareholders will be determined separately for each Portfolio or Fund.

     > Dividends from the net investment income of the Fixed-Income, Municipal and Money Funds will normally be declared daily and paid monthly.
     > Dividends from the net investment income of the Conservative Growth, Balanced, Conservative Balanced and Flexible Income Portfolios, and the Equity Income Fund and the REIT Fund will normally be declared and paid quarterly.
     > Dividends from the net investment income of the Strategic Growth Portfolio and Growth & Income, West Coast Equity, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds will normally be declared and paid annually.
     > Each of the Portfolios and Funds reserves the right to declare and pay dividends less frequently than as disclosed above, provided that net realized capital gains and net investment income, if any, are paid at least annually.
     > The Portfolios and Funds distribute capital gains, if any, at least annually, normally in December.

Dividends and capital gain distributions may be reinvested or paid directly to the shareholder, at the shareholder's election. Reinvestments of dividends and capital gain distributions are made at the NAV determined on the day the dividends or distributions are deducted from the Portfolio's or Fund's NAV. Shareholders may indicate their choice at the time of account establishment or at a later time by contacting their Investment Representative or the Funds' offices. Options include:
    > Automatic reinvestment, where all dividends and capital gain distributions are reinvested into additional shares of the Portfolio or Fund, at no charge. Unless the shareholder chooses another option, this is how dividends and capital gain distributions will be paid.
    > Reinvestment in another Portfolio or Fund, where income dividends may be automatically invested in the same class of shares of another Portfolio or Fund, provided that Portfolio or Fund is available for sale in the shareholder's state of residence and the minimum initial investment is met.
    > Cash payment of all dividends and capital gain distributions, which will be deposited to the shareholder's pre-authorized bank account or paid by check mailed to the address of record.

REDEMPTIONS AND EXCHANGES OF WM GROUP OF FUNDS SHARES

Redemptions
Shareholders may contact their Investment Representative or the WM Group of Funds to redeem their shares. Redemptions will be effective at the NAV next calculated after receipt of a properly completed request, less any applicable CDSC.

Shares that are registered in the shareholder's name with the transfer agent may be redeemed, at any time, in the following ways.

    > Shareholders may authorize telephone transactions when their account is established, or in writing at a later time. Provided the shareholder has pre-authorized these transactions, redemption transactions may be initiated by contacting the WM Group of Funds at 800-222-5852. Telephone transaction privileges may be restricted and generally, redemptions will not be allowed for amounts totaling more than $50,000 per Portfolio or Fund in a given day.

    > The Investment Representative may request telephone transactions on the shareholder's behalf (if the shareholder has authorized the WM Group of Funds to accept instructions from his or her Investment Representative). Proceeds must be directed to a pre-authorized bank or brokerage account or to the address of record for the account. Investment Representatives may request redemptions in excess of the $50,000 per Portfolio or Fund per day limit.

    > The Portfolios and Funds may allow telephone redemptions from IRA or other qualified retirement or custodial accounts. Exceptions may apply to redemptions from a 403(b)(7) account, or when establishing a required minimum distribution ("RMD") or Substantially Equal Periodic Payment according to section 72(t) of the Internal Revenue Code. Please contact the WM Group of Funds for additional information.
    > Shareholders may redeem shares by writing the WM Group of Funds. Written requests, including requests for redemptions exceeding $50,000, due to death, and requests to an alternate payee, address or bank of record, may require a Medallion Signature Guarantee. Please contact the WM Group of Funds for additional information.
*WM Group of Funds telephone representatives are available Monday-Friday, 8:00am-9:00pm (ET) to assist both Investment Representatives and shareholders. During holidays or days the NYSE closes early, the Funds offices may be closed or close early as well. The Funds also maintain a voice response unit ("VRU"), which provides account access 24 hours a day. It may be difficult to reach the WM Group of Funds by telephone during periods of unusual economic or market activity. Please be persistent during these times.

Systematic Withdrawal Plan
Shareholders or their Investment Representatives may initiate systematic withdrawals by telephone or in writing. Requirements to establish and maintain a systematic withdrawal are as follows.
    > $5,000* minimum balance in the applicable Portfolio or Fund at the time the systematic withdrawal plan is established.
    >   Automatic cash redemptions of at least $50*.
    > Shares of the applicable Portfolio or Fund will be redeemed to provide the requested payment.
    > Redemptions that exceed dividend income and capital gains may eventually exhaust the account.
*The minimum balance and minimum dollar requirement is waived for IRA or other qualified retirement accounts to the extent necessary to meet an RMD.

Exchanges
Shareholders may contact their Investment Representative or the WM Group of Funds to exchange or arrange for automatic monthly exchanges of their shares. Shareholders may exchange shares of any of the Portfolios or Funds for shares of the same class of any other of the Portfolios or Funds. Exchanges of shares are sales and may result in a gain or loss for income tax purposes.
    > All exchanges are subject to the minimum investment requirements of the Portfolio or Fund being acquired and to its availability for sale in the shareholder's state of residence.
    > Exchanges are made at the relative NAVs of the shares being exchanged next determined after receipt of a properly completed exchange request.
    > No additional sales charge will be incurred when exchanging shares, except that Class A shares exchanged from a Money Fund will be subject to the acquired Portfolio's or Fund's sales charge unless the shares exchanged had previously been obtained by exchange of shares of a Portfolio or Fund that imposes an initial charge on Class A shares.
    > Any CDSC on the subsequent sale of shares acquired by exchange will be based on the CDSC schedule of the Portfolio or Fund from which the shares were initially purchased.
    > Class A shares of the Money Market Fund may be exchanged for Class B or Class C shares of a Portfolio or Fund. However, Class B or Class C shares may not be exchanged to a Class A share Portfolio or Fund. Note:
        It may not be appropriate to exchange Class A shares from the Money Market Fund to a Class B or Class C share, where the Class A shares were originally subject to an initial sales charge or CDSC.

OTHER POLICIES AND PRACTICES OF THE WM GROUP OF FUNDS

Distribution Plan
Each of the Funds has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, B and C shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. The Tax-Exempt Money Market and California Money Funds currently offer only Class A shares. Under the applicable Rule 12b-1 Plans, the Distributor receives a service fee at an annual rate of 0.25% of the average daily net assets of each class. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B and C shares at an annual rate of 0.75% of the average daily net assets of such shares.


The Distributor may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Portfolio or Fund, material compensation in the form of merchandise or trips. Salespersons, including representatives of WM Financial Services, Inc. (a subsidiary of Washington Mutual), and any other person entitled to receive any compensation for selling or servicing Portfolio or Fund shares may receive different compensation with respect to one particular class of shares over another, and may receive additional compensation or other incentives for selling Portfolio or Fund shares.


Market Timing
The practice of market timing may interfere with the ability of a Portfolio or Fund to achieve its investment objective. Therefore, the WM Group of Funds does not allow market timing or other excessive trading practices. To minimize the disruption to the Funds and their shareholders, the WM Group of Funds reserves the right to reject any purchases, including purchases by exchange.

Class A shares of the International Growth Fund that are redeemed or exchanged within 90 days of their purchase will be subject to a 2% redemption fee on the proceeds (in addition to any applicable CDSC). Redemptions of less than $10,000 are not subject to a redemption fee.

Medallion Signature Guarantee
For the protection of our shareholders, WM Group of Funds requires the Medallion Signature Guarantee on certain requests and documents. Any one (or more) of the following are reasons for obtaining a Medallion Signature Guarantee.
    > Changes to your account registration, including a re-registration due to death.
    >   Changes in pre-authorized redemption instructions.
    >   Redemption requests over $50,000.
    >   Redemptions to a beneficiary of a retirement account or qualified plan.

A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Medallion Signature Guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Prompt Payment
Payment normally will be made on the next business day after redemption, but no later than seven days after the transaction, unless the shareholder recently purchased shares by check or Automated Clearing House ("ACH") transfer. In that case, redemption proceeds may be delayed up to 10 business days after the purchase transaction, to allow for the collection of funds. Under unusual circumstances, the Portfolio or Fund may suspend redemptions or postpone payment for seven days as permitted by federal securities laws. Redemption proceeds will be sent by check or ACH transfer to the shareholder's address or bank account of record, without charge. Redemption proceeds sent via overnight service or wire may be subject to a fee (and the receiving institution may also charge a fee to receive a wire transmission).

Small Accounts
It is costly to maintain small accounts. Accordingly, an account may be closed after 60 days written notice if the value in an individual Portfolio or Fund falls below the minimum initial investment stated on page xx of this Prospectus. Accounts will not be closed if they fall below the minimum solely because of declines in market value. Shares will be redeemed at the next calculated NAV, less any applicable CDSC, on the day the account is closed. To prevent an account closure, the shareholder may purchase shares to bring the account balance above the minimum or initiate an automatic investment plan during the 60-day grace period. Note: The WM Group of Funds may close an MSA if the account balance is less than $2,000 and the account owner has failed to make monthly investments of at least $100 for each of the preceding 6 months.

Statements
Each calendar quarter, the WM Group of Funds sends by mail or e-mail notification to each shareholder a statement of all transactions affecting his or her account during the quarter and a statement showing the account balance as of the end of the quarter. If, within 60 days* after such mailing or e-mail notification, the shareholder or Investment Representative has not given the Funds written notice of any exception or objection, transactions reflected in the quarterly statement shall be deemed to have been accepted by the shareholder.

To reduce expenses to the Portfolios and Funds, the WM Group of Funds attempts to eliminate duplicate mailings to the same address. The Portfolios and Funds deliver a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. These prospectus and shareholder reports, including the annual privacy notice, will be delivered in this manner indefinitely unless the shareholder instructs the WM Group of Funds otherwise. Shareholders or their Investment Representatives may request multiple copies of documents by contacting the Distributor at 800-222-5852.

*A letter of indemnity from the shareholder's Investment Representative or Dealer may be presented.

TAX CONSIDERATIONS

Each Portfolio and Fund will distribute substantially all of its net investment income and net realized capital gain on a current basis.

You are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gain distributions. This is true whether such dividends or distributions are paid in cash or reinvested in additional shares.

Generally, dividends paid by the Portfolios and Funds from interest, dividends or net short-term capital gains will be taxed as ordinary income. Distributions designated by the Portfolio or Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 20% tax rate), regardless of how long you have held your shares.

A dividend or distribution made shortly after the purchase of shares of a Portfolio or Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above.

Because of tax law requirements, you must provide the Funds an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid the 30% "back-up" withholding tax currently in effect.

Early in each calendar year each Portfolio and Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.


A Portfolio's use of a fund-of-funds structure could affect the amount, timing and character of distributions to shareholders. For purposes of the dividends paid deduction afforded mutual funds under the Internal Revenue Code, the following Portfolios designated the corresponding amounts as long-term capital gain distributions (termed "capital gain dividends") during their 2002 tax year:
Strategic Growth, XXX, Conservative Growth, XXX, and Flexible Income, XXX. The disclosure of this designation is for tax compliance purposes and does not affect the tax character of distributions to shareholders nor should it be considered when preparing your income tax return. See "Taxes" in the Statement of Additional Information for more information.


Any gain resulting from the sale, redemption or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders of the International Growth Fund may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE MUNICIPAL FUNDS, TAX-EXEMPT MONEY MARKET AND CALIFORNIA MONEY FUNDS. Distributions designated as "exempt-interest dividends" by any of the Municipal Funds, the Tax-Exempt Money Market Fund or the California Money Fund are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the

Fund may have on the federal taxation of your benefits. In addition, an investment in the Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

Each of the Municipal Funds, the Tax-Exempt Money Market Fund and the California Money Fund may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by these Funds will be taxable as described above.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE CALIFORNIA MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL AND CALIFORNIA MONEY FUNDS. A portion of the dividends paid by the California Municipal, California Insured Intermediate Municipal and California Money Fund will be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in these funds.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF INVESTING IN THE PORTFOLIOS OR FUNDS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE PORTFOLIOS OR FUNDS.

HOW NAV IS DETERMINED

Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the closed foreign markets and the close of regular trading on the New York Stock Exchange, those investments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier. Under unusual circumstances, the Money Funds may determine their NAVs on days on which the New York Stock Exchange is not open for regular trading.

ADVISOR AND SUB-ADVISORS

The Portfolios and Funds are managed by WM Advisors, Inc., which is referred to as the Advisor in this Prospectus. The Advisor's address is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. The Advisor has delegated portfolio management responsibilities in respect of the Growth, International Growth, Tax-Exempt Bond, California Municipal and California Insured Intermediate Municipal Funds to sub-advisors. Each Portfolio and Fund may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of the Advisor and the sub-advisors to the Funds indicated below. For more information see the SAI.

The Advisor has been in the business of investment management since 1944. Its responsibilities include formulating each Portfolio's and Fund's investment policies (subject to the terms of this Prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors and monitoring each Portfolio's or Fund's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Portfolios and Funds. In connection with its service as investment advisor to each Portfolio and Fund, the Advisor may engage one or more sub-advisors to provide investment advisory services to any of the Portfolios or Funds and may change or eliminate any such sub-advisor if it deems such action to be in the best interests of a Portfolio or Fund and its shareholders. Where the Advisor has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Portfolio's or Fund's assets. The Advisor is an indirect wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The following organizations, under the supervision of the Advisor, act as sub-advisors to the Funds indicated below, and are responsible for continuously reviewing, supervising and administering such Funds' respective investment programs:


CAPITAL GUARDIAN TRUST COMPANY, 333 South Hope Street, Los Angeles, California 90071, acts as sub-advisor to the International Growth Fund. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. ("CGI"), which is in turn owned by The Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC maintains investment management relationships with several other organizations around the world. Capital Guardian had aggregate assets under management of approximately $XX billion as of December 31, 2002.

COLUMBIA MANAGEMENT COMPANY, 1301 Southwest Fifth Avenue, Portland, Oregon 97201, acts as one of three sub-advisors to the Growth Fund. Columbia has been in the investment management business since 1969. Columbia Management Company ("Columbia") is a wholly owned subsidiary of FleetBoston Financial Corporation, a publicly owned multi-bank holding company based in Boston, MA. For more than 30 years, Columbia's investment professionals have combined a top-down review of the environment with bottom-up research in order to construct portfolios designed to perform well in the current economy while adjusting for investment changes. Columbia serves a client base that includes institutions, public funds, commingled trust funds, retirement plans and private portfolios. As of December 31, 2002, Columbia and its affiliates had aggregate assets under management of approximately $XX billion.

JANUS, 100 Fillmore Street, Denver, Colorado 80206, acts as one of three sub-advisors to the Growth Fund. Janus is an indirectly majority owned subsidiary of Stilwell Financial, Inc., a publicly traded holding company with principal operations in financial asset management businesses. Janus has been providing investment advice to mutual funds or other large institutional clients since 1970. As of December 31, 2002, Janus' assets under management were in excess of $XX billion.

OPPENHEIMERFUNDS, INC., 498 Seventh Avenue, New York, NY 10018, acts as one of three sub-advisors to the Growth Fund. OppenheimerFunds, Inc. ("Oppenheimer") has been in the investment management business since 1960. Oppenheimer and its subsidiaries and affiliates managed more than $XX billion in assets as of December 31, 2002, including Oppenheimer funds with more than 5 million shareholder accounts. Oppenheimer is a wholly-owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.

VAN KAMPEN, One Parkview Plaza, Oakbrook, Illinois 60181, acts as sub-advisor to the California Municipal, California Insured Intermediate Municipal, and Tax-Exempt Bond Funds. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional and investment company clients and, together with its affiliates, had aggregate assets under management or supervision, as of December 31, 2002, of more than $XX billion.

INDIVIDUAL FUND MANAGERS


Randall L. Yoakum, CFA, Senior Vice President and Chief Investment Officer of the Advisor, has led a team of investment professionals in managing the Portfolios since February 1999. Michael Meighan, CFA and Vice President and Portfolio Manager of the Advisor has been responsible for co-managing the Portfolios with Mr. Yoakum since March 2003. Prior to Mr. Yoakum's joining the Advisor, he was Chief Investment Officer for D.A. Davidson & Co. (DADCO) for 2 years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors, Inc.) for 8 years. Mr. Meighan joined WM Advisors in 1999. Prior to that, he was previously employed with Mr. Yoakum at DADCO as a Portfolio Manager and Senior Analyst for its asset allocation product since 1993.

A team of investment professionals led by Stephen Q. Spencer, CFA, First Vice President and Senior Portfolio Manager of the Advisor oversees the WM Advisors' directly managed Equity Funds. Mr. Spencer assumed primary responsibility for the day-to-day management of the Growth & Income Fund, effective March 2003. Previously, Mr. Yoakum and Mr. Spencer co-managed the Growth & Income Fund, since January 2000. Mr. Spencer has been employed by the Advisor since September 1999. Prior to that, Mr. Spencer was a Portfolio Manager and Senior Equity Analyst for Smoot, Miller, Cheney and Co. since 1985. Prior to Mr. Yoakum's joining the Advisor, he was Chief Investment Officer for D.A. Davidson & Co. (DADCO) for 2 years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors, Inc.) for 8 years.

Richard E. Helm, CFA, Vice President and Senior Portfolio Manager of the Advisor, has been primarily responsible for the day-to-day management of the Equity Income Fund since March 2001. He has also been primarily responsible for the day-to-day management of the REIT Fund since March 2003. From 1999 to 2001, Mr. Helm was Vice President and Senior Portfolio Manager of Northwestern Trust and Investors Advisory Company. Mr. Helm was Vice President, Director and Portfolio Manager of TD Asset Management Inc. from 1997 to 1999. Prior to that, Mr. Helm worked for several years for Morgan Stanley Asset Management and its affiliates, including serving as a Portfolio Manager and Analyst.

Philip M. Foreman, CFA, Vice President and Senior Portfolio Manager of the Advisor, has been primarily responsible for the day-to-day management of the West Coast Equity Fund since 2002. Mr. Foreman has been employed by the Advisor since January of 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at WM Advisors, Inc. from 1991 until 1999.

Dan Coleman, Vice President and Senior Portfolio Manager of the Advisor, has been responsible for the day-to-day management of the Mid Cap Stock Fund since December 2001. Previously, the Fund was managed by Stephen Q. Spencer since March 2001, and prior to that, co-managed by Mr. Spencer and Mr. Yoakum since the Fund's inception. Mr. Coleman joined WM Advisors in October 2001. Prior to that, he was Vice President and Senior Manager of Business Development at InfoSpace, Inc./Go2Net from 2000 until 2001, and Member/General Partner of Brookhaven Capital Management LLC/Clyde Hill Research from 1989 until 2000.

Linda C. Olson, CFA, Vice President and Senior Portfolio Manager of the Advisor and has been primarily responsible for the day-to-day management of the Small Cap Stock Fund since January 2000. She co-managed the Fund from March 1998 to January 2000. Prior to 1997, Ms. Olson was a Portfolio Manager at Laird Norton Trust Company since 1996.

Gary J. Pokrzywinski, CFA, First Vice President and Senior Portfolio Manager of the Advisor, leads a team of investment professionals in managing the Fixed Income Fund and is primarily responsible for the day-to-day management of the Income and High Yield Funds. He has managed these Funds since March 1992 and 1998, respectively, and has been employed by the Advisor since 1992.

Craig V. Sosey, Vice President and Senior Portfolio Manager of the Advisor, has been primarily responsible for the day-to-day management of the Short Term Income and U.S. Government Securities Funds since January 2000 and November 1998, respectively. He has been employed by the Advisor since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.

Capital Guardian has been sub-advisor since June 1999 for the International Growth Fund. Capital Guardian employs a team of portfolio managers each of whom has primary responsibility for the day-to-day management of that portion of the Fund assigned to him or her. They are: David I. Fisher, Harmut Giesecke, Arthur
J. Gromadzki, Richard N. Havas, Nancy J. Kyle, Christopher A. Reed, Lionel M. Sauvage, Nilly Sikorsky and Rudolf M. Staehelin. Mr. Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian as well as Vice Chairman of Capital International, Inc., Emerging Markets Growth Fund, Inc. and also a director of the Capital Group Companies, Inc. He has been employed by the Capital Group organization since 1971. Mr. Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary, Capital International K.K., and Managing Director, Asia-Pacific, Capital Group International, Inc. Mr. Giesecke, who has been with the Capital Group organization since 1972, is also a Senior Vice President and a Director of Capital International, Inc. as well as a Senior Vice President of Capital International Research, Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Gromadzki is a Vice President of Capital International Research, Inc. with European equity portfolio management and investment analyst responsibilities. Mr. Gromadzki has been employed by the Capital Group organization since 1987. Mr. Havas, who has been with the Capital Group organization since 1986, is a Senior Vice President and Portfolio Manager for Capital Guardian and Capital International Limited as well as a Senior Vice President and Director of Capital Guardian (Canada), Inc. Ms. Kyle, who has been with the Capital Group organization since 1991, is a Senior Vice President and Director of Capital Guardian. Ms. Kyle is also President and a Director of Capital Guardian (Canada), Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Reed is a Director and a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Japan, Pacific Basin and non-U.S. equity portfolios and research responsibilities for the Japanese financial sector. Mr. Reed has been employed by the Capital Group organization since 1994.

Mr. Sauvage is a Senior Vice President and Portfolio Manager for Capital Guardian and a Vice President for Capital International Research, Inc. Mr. Sauvage has been employed by the Capital Group organization since 1987. Ms. Sikorsky is President and Managing Director of Capital International S.A., Chairman of Capital International Perspective, S.A., Managing Director-Europe and a Director of Capital Group International, Inc., and serves as a Director of the Capital Group, Capital International Limited and Capital International K.K. Ms. Sikorsky has been employed by the Capital Group organization since 1962. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and Capital International S.A., and has been employed by the Capital Group organization since 1981.

Alexander S. Macmillan III, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Columbia. Mr. Macmillan, a Senior Vice President and Lead Portfolio Manager for Large Cap Growth, has been employed by Columbia since 1989.

Warren B. Lammert, CFA, has had primary responsibility for the day-to-day management of the Growth Fund since its inception and continues to be responsible for the portion that is managed by Janus. Mr. Lammert is a Vice President of Janus. Mr. Lammert joined Janus in 1987, and his duties at Janus include the management of separate equity accounts.

Jane Putnam, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Oppenheimer. Ms. Putnam, a Vice President and Portfolio Manager, joined Oppenheimer in 1994.

Since May 1992, Joseph A. Piraro, Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the California Municipal Fund. Mr. Piraro has been employed by Van Kampen since 1992. Mr. Piraro has also had primary responsibility for the day-to-day management of the California Insured Intermediate Municipal Fund since the Fund's inception. Thomas M. Byron, Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the Tax-Exempt Bond Fund since January 1999. Mr. Byron has been at Van Kampen since 1981 and prior to taking over responsibility for managing the Fund, Mr. Byron was Head Buyer and Manager of Van Kampen's Unit Investment Trust desk.

MANAGEMENT FEES

During their most recent fiscal years, each of the Funds paid management fees to the Advisor at the following rates:


                                          Fees Paid as a Percentage
FUNDS                                           of Net Assets
-----------------------------------------------------------------------
Strategic Growth Portfolio ..................       0.65%
Conservative Growth Portfolio ...............       0.65%
Balanced Portfolio ..........................       0.65%
Conservative Balanced Portfolio .............       0.65%
Flexible Income Portfolio ...................       0.65%
Equity Income Fund ..........................
Growth & Income Fund ........................
West Coast Equity Fund ......................
Mid Cap Stock Fund ..........................
Growth Fund .................................           *
Small Cap Stock Fund ........................
International Growth Fund ...................           *
Short Term Income Fund ......................
U.S. Government Securities Fund .............
Income Fund .................................
High Yield Fund .............................
Tax-Exempt Bond Fund ........................           *
California Municipal Fund ...................           *
California Insured Intermediate
  Municipal Fund ............................           *
Money Market Fund ...........................
Tax-Exempt Money Market Fund ................
California Money Fund .......................


* Including amounts paid to sub-advisor(s).

The Advisor has undertaken to waive its management fees and reimburse expenses to the extent necessary to limit the total Fund operating expenses for Class A shares of the following funds and portfolio to the indicated annual rates through October 31, 2003.

                                                    Total Fund
                                                Operating Expenses
                                                 as a Percentage
FUNDS                                              of Net Assets
------------------------------------------------------------------
California Insured Intermediate Municipal
  Fund .........................................      0.77%
Tax-Exempt Money Market Fund ...................      0.67%
California Money Fund ..........................      0.63%
Conservative Balanced Portfolio ................      1.05%

NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR
REPRESENTATIONS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The financial highlights table is intended to help you understand the Portfolios' and the Funds' financial performance for the past 5 years (or, if shorter, the period of the Portfolio's or Fund's operations). Certain information reflects financial results for a single Portfolio or Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio or the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended on and after October 31, 1998 has been audited by Deloitte & Touche LLP. The information provided below for periods prior to October 31, 1998 has been audited by other auditors. The Independent Auditors' Reports, along with the Portfolios' and Funds' financial statements, are included in the respective Annual Reports to Shareholders, which are available upon request.

                    STRATEGIC GROWTH PORTFOLIO CLASS A SHARES


                                                     YEAR       YEAR         YEAR          YEAR         PERIOD         YEAR
                                                     ENDED      ENDED        ENDED         ENDED         ENDED        ENDED
                                                  OCTOBER 31, OCTOBER 31, OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    JUNE 30,
                                                     2002       2001         2000          1999         1998(7)        1998
                                                  ---------------------------------------------------------------------------
Net Asset Value, Beginning of Period ...........              $  17.11     $  14.61       $ 11.67       $ 12.66      $  11.26
                                                              --------     --------       -------       -------      --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) .................                  0.05(3)     (0.04)(3)     (0.03)(3)     (0.02)(3)      0.00(3)(4)
  Net Realized and Unrealized Gain/(Loss) on
   Investments .................................                 (3.21)        3.07          4.36         (0.97)         2.12
                                                              --------     --------       -------       -------      --------
    Total from Investment Operations ...........                 (3.16)        3.03          4.33         (0.99)         2.12
                                                              --------     --------       -------       -------      --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income/(Loss) ...............................                 (0.47)       (0.53)        (0.41)            -         (0.68)
  Distributions from Net Realized Capital
   Gains .......................................                 (0.38)           -         (0.98)            -         (0.04)
                                                              --------     --------       -------       -------      --------
    Total Distributions ........................                 (0.85)       (0.53)        (1.39)            -         (0.72)
                                                              --------     --------       -------       -------      --------
Net Asset Value, End of Period .................              $  13.10     $  17.11       $ 14.61       $ 11.67      $  12.66
                                                              ========     ========       =======       =======      ========
Total Return(2) ................................                (19.03)%      20.84%        39.55%        (7.82)%       20.11%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) .........              $153,857     $142,241       $74,678       $19,690      $ 18,330
  Ratio of Operating Expenses to Average Net
   Assets(6)(12) ...............................                  1.08%        1.06%         1.07%         0.95%(1)      0.94%
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets ..........................                  0.34%       (0.21)%       (0.21)%       (0.53)%(1)     0.01%
  Portfolio Turnover Rate ......................                     2%          15%           20%           10%           23%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian(12) ................                  1.08%        1.06%         1.09%         1.13%(1)      1.08%


                    STRATEGIC GROWTH PORTFOLIO CLASS B SHARES


                                                     YEAR       YEAR          YEAR           YEAR        PERIOD       YEAR
                                                     ENDED      ENDED         ENDED          ENDED        ENDED       ENDED
                                                  OCTOBER 31, OCTOBER 31,  OCTOBER 31,    OCTOBER 31,   OCTOBER 31,  JUNE 30,
                                                     2002       2001          2000           1999        1998(7)       1998
                                                  ---------------------------------------------------------------------------
Net Asset Value, Beginning of Period ...........              $  16.75     $   14.40      $   11.52      $ 12.53     $  11.19
                                                              --------     ---------      ---------      -------     --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) .................                 (0.06)(3)     (0.16)(3)      (0.13)(3)    (0.05)(3)    (0.09)(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments .................................                 (3.14)         3.02           4.31        (0.96)        2.11
                                                              --------     ---------      ---------      -------     --------
    Total from Investment Operations ...........                 (3.20)         2.86           4.18        (1.01)        2.02
                                                              --------     ---------      ---------      -------     --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income/(Loss) ...............................                 (0.39)        (0.51)         (0.32)           -        (0.64)
  Distributions from Net Realized Capital
   Gains .......................................                 (0.38)            -          (0.98)           -        (0.04)
                                                              --------     ---------      ---------      -------     --------
    Total Distributions ........................                 (0.77)        (0.51)         (1.30)           -        (0.68)
                                                              --------     ---------      ---------      -------     --------
Net Asset Value, End of Period .................              $  12.78     $   16.75      $   14.40      $ 11.52     $  12.53
                                                              ========     =========      =========      =======     ========
Total Return(2) ................................                (19.70)%       19.95%         38.60%       (8.06)%      19.24%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) .........              $384,566     $ 363,910      $ 130,522      $51,752     $ 51,173
  Ratio of Operating Expenses to Average Net
   Assets(6)(12) ...............................                  1.84%         1.81%          1.83%        1.70%(1)     1.68%
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets ..........................                 (0.42)%       (0.96)%        (0.97)%      (1.28)%(1)   (0.74)%
  Portfolio Turnover Rate ......................                     2%           15%            20%          10%          23%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian(12) ................                  1.84%         1.81%          1.85%        1.88%(1)     1.83%



                    STRATEGIC GROWTH PORTFOLIO CLASS C SHARES



                                                     YEAR
                                                     ENDED
                                                  OCTOBER 31,
                                                     2002
                                                  -----------
Net Asset Value, Beginning of Period ...........

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) .................
  Net Realized and Unrealized Gain/(Loss) on
   Investments .................................

    Total from Investment Operations ...........

 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income/(Loss) ...............................
  Distributions from Net Realized Capital
   Gains .......................................

    Total Distributions ........................

Net Asset Value, End of Period .................

Total Return(2) ................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) .........
  Ratio of Operating Expenses to Average Net
   Assets(6)(12) ...............................
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets ..........................
  Portfolio Turnover Rate ......................
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian(12) ................



Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                  CONSERVATIVE GROWTH PORTFOLIO CLASS A SHARES

                                                     YEAR       YEAR           YEAR            YEAR         PERIOD        YEAR
                                                     ENDED      ENDED          ENDED          ENDED         ENDED         ENDED
                                                  OCTOBER 31, OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     JUNE 30,
                                                     2002       2001           2000           1999         1998(7)         1998
                                                  -------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ............             $  15.52       $  13.43       $  10.97      $  11.84       $  10.86
                                                              --------       --------       --------      --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income .........................                 0.20(3)        0.12(3)        0.06(3)       0.01           0.13(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ..................................                (2.34)          2.40           3.70         (0.88)          1.42
                                                              --------       --------       --------      --------       --------
    Total from Investment Operations ............                (2.14)          2.52           3.76         (0.87)          1.55
                                                              --------       --------       --------      --------       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..........                (0.58)         (0.43)         (0.42)            -          (0.51)
  Distributions from Net Realized Capital
   Gains ........................................                (0.45)             -          (0.88)            -          (0.06)
                                                              --------       --------       --------      --------       --------
    Total Distributions .........................                (1.03)         (0.43)         (1.30)            -          (0.57)
                                                              --------       --------       --------      --------       --------
Net Asset Value, End of Period ..................             $  12.35       $  15.52       $  13.43      $  10.97       $  11.84
                                                              ========       ========       ========      ========       ========
Total Return(2) .................................               (14.31)%        18.89%         36.54%        (7.35)%        15.18%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) ..........             $319,583       $341,685       $249,650      $100,024       $114,946
  Ratio of Operating Expenses to Average Net
   Assets(6)(12) ................................                 1.03%          1.02%          1.02%         0.95%(1)       0.95%
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets ...........................                 1.45%          0.76%          0.48%         0.05%(1)       1.17%
  Portfolio Turnover Rate .......................                    5%            17%            16%            9%            28%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian(12) .................                1.03%          1.02%          1.03%         1.03%(1)       1.00%


                  CONSERVATIVE GROWTH PORTFOLIO CLASS B SHARES


                                                    YEAR       YEAR          YEAR             YEAR          PERIOD         YEAR
                                                    ENDED      ENDED         ENDED            ENDED          ENDED        ENDED
                                                  OCTOBER 31, OCTOBER 31,  OCTOBER 31,      OCTOBER 31,    OCTOBER 31,    JUNE 30,
                                                     2002       2001          2000             1999          1998(7)       1998
                                                  -------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ............            $  15.17     $   13.21        $   10.85      $   11.74      $  10.80
                                                             --------     ---------        ---------      ---------      --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ..................                0.09(3)       0.00(3)(4)      (0.03)(3)      (0.03)         0.04(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ..................................               (2.28)         2.37             3.61          (0.86)         1.43
                                                             --------     ---------        ---------      ---------      --------
    Total from Investment Operations ............               (2.19)         2.37             3.58          (0.89)         1.47
                                                             --------     ---------        ---------      ---------      --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..........               (0.43)        (0.38)           (0.13)             -         (0.08)
  Distributions from Net Realized Capital
   Gains ........................................               (0.45)            -            (0.88)             -         (0.06)
                                                             --------     ---------        ---------      ---------      --------
    Total Distributions .........................               (0.88)        (0.41)           (1.22)             -         (0.53)
                                                             --------     ---------        ---------      ---------      --------
Net Asset Value, End of Period ..................            $  12.10     $   15.17        $   13.21      $   10.85      $  11.74
                                                             ========     =========        =========      =========      ========
Total Return(2) .................................              (14.93)%       18.07%           34.98%         (7.58)%       14.44%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) ..........             636,145     $ 604,460        $ 263,911      $ 155,064      $169,269
  Ratio of Operating Expenses to Average Net
   Assets(6)(12) ................................                1.79%         1.77%            1.77%          1.70%(1)      1.70%
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets ...........................                0.69%         0.01%           (0.27)%        (0.70)%(1)     0.40%
  Portfolio Turnover Rate .......................                   5%           17%              16%             9%           28%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian(12) .................                1.79%         1.77%            1.78%          1.78%(1)      1.74%



                 CONSERVATIVE GROWTH PORTFOLIO CLASS C SHARES



                                                    YEAR
                                                    ENDED
                                                  OCTOBER 31,
                                                     2002
                                                  -----------
Net Asset Value, Beginning of Period ............

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ..................
  Net Realized and Unrealized Gain/(Loss) on
   Investments ..................................

    Total from Investment Operations ............

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..........
  Distributions from Net Realized Capital
   Gains ........................................

    Total Distributions .........................

Net Asset Value, End of Period ..................

Total Return(2) .................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) ..........
  Ratio of Operating Expenses to Average Net
   Assets(6)(12) ................................
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets ...........................
  Portfolio Turnover Rate .......................
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian(12) .................



Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                        BALANCED PORTFOLIO CLASS A SHARES


                                                    YEAR         YEAR         YEAR          YEAR        PERIOD        YEAR
                                                    ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                                                 OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   JUNE 30,
                                                    2002         2001         2000          1999         1998(7)       1998
                                                 ----------------------------------------------------------------------------
Net Asset Value, Beginning of Period ...........                $13.55      $  12.22      $  11.02      $  11.63     $  10.95
                                                              --------      --------      --------      --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ........................                  0.33(3)       0.28(3)       0.19(3)       0.05         0.22
  Net Realized and Unrealized Gain/(Loss) on
   Investments .................................                 (1.27)         1.53          2.39         (0.61)        1.25
                                                              --------      --------      --------      --------     --------
    Total from Investment Operations ...........                 (0.94)         1.81          2.58         (0.56)        1.47
                                                              --------      --------      --------      --------     --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .........                 (0.51)        (0.48)        (0.44)        (0.05)       (0.68)
  Distributions from Net Realized Capital
   Gains .......................................                 (0.47)            -         (0.94)            -        (0.11)
                                                              --------      --------      --------      --------     --------
    Total Distributions ........................                 (0.98)        (0.48)        (1.38)        (0.05)       (0.79)
                                                              --------      --------      --------      --------     --------
Net Asset Value, End of Period .................              $  11.63      $  13.55      $  12.22      $  11.02     $  11.63
                                                              ========      ========      ========      ========     ========
Total Return(2) ................................                 (7.28)%       15.11%        25.16%       (4.85)%       14.32%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) .........              $380,681      $391,655      $333,639      $ 93,491     $101,726
  Ratio of Operating Expenses to Average Net
   Assets(6)(12) ...............................                  1.02%         1.03%         1.03%         0.95%(1)     0.95%
  Ratio of Net Investment Income to Average
   Net Assets ..................................                  2.63%         2.05%         1.66%         1.22%(1)     2.14%
  Portfolio Turnover Rate ......................                     6%           22%           39%            3%          29%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian(12) ................                  1.02%         1.03%         1.04%         1.02%(1)     1.00%


                        BALANCED PORTFOLIO CLASS B SHARES


                                                    YEAR         YEAR         YEAR           YEAR          PERIOD       YEAR
                                                    ENDED        ENDED        ENDED          ENDED         ENDED        ENDED
                                                 OCTOBER 31,  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    JUNE 30,
                                                    2002          2001         2000          1999         1998(7)        1998
                                                 -------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ...........               $  13.54      $  12.21      $  11.02      $  11.63     $   10.95
                                                               --------      --------      --------      --------     ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ........................                   0.23(3)       0.18(3)       0.11(3)       0.02          0.17
  Net Realized and Unrealized Gain/(Loss) on
   Investments .................................                  (1.27)         1.55          2.38         (0.61)         1.22
                                                               --------      --------      --------      --------     ---------
    Total from Investment Operations ...........                  (1.04)         1.73          2.49         (0.59)         1.39
                                                               --------      --------      --------      --------     ---------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .........                  (0.41)        (0.40)        (0.36)        (0.02)        (0.60)
  Distributions from Net Realized Capital
   Gains .......................................                  (0.47)            -         (0.94)            -         (0.11)
                                                               --------      --------      --------      --------     ---------
    Total Distributions ........................                  (0.88)        (0.40)        (1.30)        (0.02)        (0.71)
                                                               --------      --------      --------      --------     ---------
Net Asset Value, End of Period .................               $  11.62      $  13.54      $  12.21      $  11.02     $   11.63
                                                               ========      ========      ========      ========     =========
Total Return(2) ................................                  (7.98)%       14.26%        24.22%        (5.09)%       13.47%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) .........               $670,318      $549,849      $237,438      $110,626     $ 114,944
  Ratio of Operating Expenses to Average Net
   Assets(6)(12) ...............................                   1.78%         1.77%         1.77%         1.70%(1)      1.70%
  Ratio of Net Investment Income to Average
   Net Assets ..................................                   1.87%         1.31%         0.92%         0.47%(1)      1.39%
  Portfolio Turnover Rate ......................                      6%           22%           39%            3%           29%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian(12) ................                   1.78%         1.77%         1.78%         1.77%(1)      1.75%



                        BALANCED PORTFOLIO CLASS C SHARES

                                                    YEAR
                                                    ENDED
                                                  OCTOBER 31,
                                                     2002
                                                  -----------
Net Asset Value, Beginning of Period ...........

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ........................
  Net Realized and Unrealized Gain/(Loss) on
   Investments .................................

    Total from Investment Operations ...........

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .........
  Distributions from Net Realized Capital
   Gains .......................................

    Total Distributions ........................

Net Asset Value, End of Period .................

Total Return(2) ................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) .........
  Ratio of Operating Expenses to Average Net
   Assets(6)(12) ...............................
  Ratio of Net Investment Income to Average
   Net Assets ..................................
  Portfolio Turnover Rate ......................
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian(12) ................


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                 CONSERVATIVE BALANCED PORTFOLIO CLASS A SHARES

                                                            YEAR        YEAR          YEAR          YEAR       PERIOD       YEAR
                                                            ENDED       ENDED         ENDED         ENDED       ENDED       ENDED
                                                         OCTOBER 31, OCTOBER 31,   OCTOBER 31,   OCTOBER 31, OCTOBER 31,   JUNE 30,
                                                            2002        2001          2000          1999       1998(7)       1998
                                                         ----------- --------------------------------------------------------------
Net Asset Value, Beginning of Period .................                $   9.96      $  9.94       $ 10.25     $  10.34     $ 10.13
                                                                      --------       ------       -------     --------     -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ..............................                    0.34(3)      0.51(3)       0.56         0.19        0.64
  Net Realized and Unrealized Gain/(Loss) on
   Investments .......................................                   (0.44)        0.02(5)      (0.27)       (0.09)       0.22
                                                                      --------      -------       -------     --------     -------
    Total from Investment Operations .................                   (0.10)        0.53          0.29         0.10        0.86
                                                                      --------      -------       -------     --------     -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ...............                   (0.43)       (0.50)        (0.58)       (0.19)      (0.65)
  Distributions from Net Realized Capital Gains ......                       -        (0.01)        (0.02)           -           -
                                                                      --------      -------       -------     --------     -------
    Total Distributions ..............................                   (0.43)       (0.51)        (0.60)       (0.19)      (0.65)
                                                                      --------      -------       -------     --------     -------
Net Asset Value, End of Period .......................                $   9.43      $  9.96       $  9.94     $  10.25     $ 10.34
                                                                      ========      =======       =======     ========     =======
Total Return(2) ......................................                   (0.99)%       5.52%         2.89%        0.96%       8.71%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ...............                $ 12,257      $ 4,557       $ 7,297     $  7,611     $ 7,793
  Ratio of Operating Expenses to Average Net
   Assets(6)(12) .....................................                    1.16%        1.32%         1.00%        0.95%(1)    0.95%
  Ratio of Net Investment Income to Average Net
   Assets ............................................                    3.65%        5.16%         5.57%        5.40%(1)    6.23%
  Portfolio Turnover Rate ............................                      18%          59%           51%          22%         14%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Reimbursed
   and/or Fees Reduced by Credits Allowed by the
   Custodian(12) .....................................                    1.30%        1.32%         1.24%        1.53%(1)    1.25%



                 CONSERVATIVE BALANCED PORTFOLIO CLASS B SHARES

                                                           YEAR        YEAR         YEAR         YEAR          PERIOD       YEAR
                                                           ENDED       ENDED        ENDED        ENDED          ENDED       ENDED
                                                        OCTOBER 31, OCTOBER 31,  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   JUNE 30,
                                                            2002       2001         2000          1999         1998(7)       1998
                                                        ---------------------------------------------------------------------------
Net Asset Value, Beginning of Period ................                $   9.96     $   9.94      $ 10.25       $  10.34     $ 10.13
                                                                     --------     --------      -------       --------     -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income .............................                    0.27(3)      0.44(3)      0.50           0.16        0.56
  Net Realized and Unrealized Gain/(Loss) on
   Investments ......................................                   (0.44)        0.02(5)     (0.29)         (0.09)       0.22
                                                                     --------     --------      -------       --------     -------
    Total from Investment Operations ................                   (0.17)        0.46         0.21           0.07        0.78
                                                                     --------     --------      -------       --------     -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..............                   (0.36)       (0.43)       (0.50)         (0.16)      (0.57)
  Distributions from Net Realized Capital
   Gains ............................................                       -        (0.01)       (0.02)             -           -
                                                                     --------     --------      -------       --------     -------
    Total Distributions .............................                   (0.36)       (0.44)       (0.52)         (0.16)      (0.57)
                                                                     --------     --------      -------       --------     -------
Net Asset Value, End of Period ......................                $   9.43     $   9.96        $9.94       $  10.25     $ 10.34
                                                                     ========     ========      =======       ========     =======
Total Return(2) .....................................                   (1.71)%       4.76%        2.05%          0.70%       7.90%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ..............                $ 30,554     $ 10,947      $13,443       $  5,698     $ 4,084
  Ratio of Operating Expenses to Average Net
   Assets(6)(12) ....................................                    1.89%        2.04%        1.74%          1.70%(1)    1.70%
  Ratio of Net Investment Income to Average Net
   Assets ...........................................                    2.92%        4.44%        4.83%          4.65%(1)    5.48%
  Portfolio Turnover Rate ...........................                      18%          59%          51%            22%         14%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian(12) .....................                    2.03%        2.04%        1.98%          2.28%(1)    2.01%




                 CONSERVATIVE BALANCED PORTFOLIO CLASS C SHARES

                                                         YEAR
                                                         ENDED
                                                      OCTOBER 31,
                                                         2002
                                                      -------------
Net Asset Value, Beginning of Period ................

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income .............................
  Net Realized and Unrealized Gain/(Loss) on
   Investments ......................................

    Total from Investment Operations ................

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..............
  Distributions from Net Realized Capital
   Gains ............................................

    Total Distributions .............................

Net Asset Value, End of Period ......................

Total Return(2) .....................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ..............
  Ratio of Operating Expenses to Average Net
   Assets(6)(12) ....................................
  Ratio of Net Investment Income to Average Net
   Assets ...........................................
  Portfolio Turnover Rate ...........................
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian(12) .....................


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   FLEXIBLE INCOME PORTFOLIO CLASS A SHARES

                                                          YEAR        YEAR          YEAR          YEAR         PERIOD        YEAR
                                                          ENDED       ENDED         ENDED         ENDED         ENDED       ENDED
                                                       OCTOBER 31, OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   JUNE 30,
                                                          2002        2001          2000          1999         1998(7)       1998
                                                       ----------------------------------------------------------------------------
Net Asset Value, Beginning of Period ................               $  11.06      $  10.75      $  10.63      $10.79        $10.57
                                                                     --------      --------      --------       -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income .............................                   0.50(3)       0.47(3)       0.40(3)     0.12          0.45
  Net Realized and Unrealized Gain/(Loss) on
   Investments ......................................                  (0.04)         0.42          0.57(5)    (0.15)         0.67
                                                                     --------      --------      --------       -------     -------
    Total from Investment Operations ................                   0.46          0.89          0.97       (0.03)         1.12
                                                                     --------      --------      --------       -------     -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..............                  (0.61)        (0.55)        (0.48)      (0.13)        (0.66)
  Distributions from Net Realized Capital Gains .....                  (0.20)        (0.03)        (0.37)          -         (0.24)
                                                                     --------      --------      --------       -------     -------
    Total Distributions .............................                  (0.81)        (0.58)        (0.85)      (0.13)        (0.90)
                                                                     --------      --------      --------       -------     -------
Net Asset Value, End of Period ......................                 $10.71      $  11.06      $  10.75      $10.63        $10.79
                                                                     ========      ========      ========       =======     =======
Total Return(2) .....................................                   3.67%         8.56%         9.39%      (0.26)%       11.07%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ..............               $110,680      $129,386      $194,404      $9,766        $8,808
  Ratio of Operating Expenses to Average Net
  Assets(6)(12) .....................................                   1.06%         1.06%         1.00%       0.95%(1)      0.95%
  Ratio of Net Investment Income to Average Net
  Assets ............................................                   4.61%         4.28%         3.86%       3.62%(1)      4.07%
  Portfolio Turnover Rate ...........................                      7%           27%           31%         15%           24%
  Ratio of Operating Expenses to Average Net Assets
  Without Fee Waivers, Expenses Reimbursed and/or
  Fees Reduced by Credits Allowed by the
  Custodian(12) .....................................                   1.06%         1.06%         1.06%       1.37%(1)      1.23%

                                   FLEXIBLE INCOME PORTFOLIO CLASS B SHARES

                                                          YEAR        YEAR          YEAR          YEAR         PERIOD        YEAR
                                                          ENDED       ENDED         ENDED         ENDED         ENDED       ENDED
                                                       OCTOBER 31, OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   JUNE 30,
                                                          2002        2001          2000          1999         1998(7)       1998
                                                       ----------------------------------------------------------------------------
Net Asset Value, Beginning of Period ................               $  11.06      $  10.75      $  10.63      $   10.79     $10.57
                                                                     --------       -------       -------       -------      ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income .............................                   0.42(3)       0.39(3)       0.33(3)        0.10       0.31
  Net Realized and Unrealized Gain/(Loss) on
   Investments ......................................                  (0.04)         0.42          0.56(5)       (0.16)      0.73
                                                                     --------       -------       -------       -------      ------
    Total from Investment Operations ................                   0.38          0.81          0.89          (0.06)      1.04
                                                                     --------       -------       -------       -------      ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..............                  (0.53)        (0.47)        (0.40)         (0.10)     (0.58)
  Distributions from Net Realized Capital Gains .....                  (0.20)        (0.03)        (0.37)             -      (0.24)
                                                                     --------       -------       -------       -------      ------
    Total Distributions .............................                  (0.73)        (0.50)        (0.77)         (0.10)     (0.82)
                                                                     --------       -------       -------       -------      ------
Net Asset Value, End of Period ......................               $  10.71      $  11.06      $  10.75         $10.63     $10.79
                                                                     ========       =======       =======       =======      ======
Total Return(2) .....................................                   2.92%         7.76%         8.60%         (0.51)%    10.24%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ..............               $146,555      $ 77,238      $ 46,821      $  11,142     $7,684
  Ratio of Operating Expenses to Average Net
  Assets(6)(12) .....................................                   1.79%         1.80%         1.75%          1.70%(1)   1.70%
  Ratio of Net Investment Income to Average Net
  Assets ............................................                   3.88%         3.54%         3.11%          2.87%(1)   3.32%
  Portfolio Turnover Rate ...........................                      7%           27%           31%            15%        24%
  Ratio of Operating Expenses to Average Net Assets
  Without Fee Waivers, Expenses Reimbursed and/or
  Fees Reduced by Credits Allowed by the
  Custodian(12) .....................................                   1.79%         1.80%         1.81%          2.12%(1)   1.98%


                                   FLEXIBLE INCOME PORTFOLIO CLASS C SHARES

                                                           YEAR
                                                           ENDED
                                                        OCTOBER 31,
                                                           2002
                                                      --------------
Net Asset Value, Beginning of Period ................

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income .............................
  Net Realized and Unrealized Gain/(Loss) on
   Investments ......................................

    Total from Investment Operations ................

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..............
  Distributions from Net Realized Capital Gains .....

    Total Distributions .............................

Net Asset Value, End of Period ......................

Total Return(2) .....................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ..............
  Ratio of Operating Expenses to Average Net
  Assets(6)(12) .....................................
  Ratio of Net Investment Income to Average Net
  Assets ............................................
  Portfolio Turnover Rate ...........................
  Ratio of Operating Expenses to Average Net Assets
  Without Fee Waivers, Expenses Reimbursed and/or
  Fees Reduced by Credits Allowed by the
  Custodian(12) .....................................


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     EQUITY INCOME FUND CLASS A SHARES

                                                                                 YEAR ENDED OCTOBER 31,
                                                                -------------------------------------------------------------
                                                                  2002      2001         2000         1999          1998
                                                                -------------------------------------------------------------
Net Asset Value, Beginning of Period ........................             $  15.59     $  14.60     $  14.02     $  16.13
                                                                          --------     --------     --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income .....................................                 0.48(3)      0.49(3)      0.41         0.45(3)
  Net Realized and Unrealized Gain on Investments ...........                 0.37         1.42         0.61         0.21(5)
                                                                          --------     --------     --------     --------
    Total from Investment Operations ........................                 0.85         1.91         1.02         0.66
                                                                          --------     --------     --------     --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ......................                (0.46)       (0.48)       (0.40)       (0.45)
  Distributions from Net Realized Capital Gains .............                (1.13)       (0.44)       (0.04)       (2.32)
                                                                          --------     --------     --------     --------
    Total Distributions .....................................                (1.59)       (0.92)       (0.44)       (2.77)
                                                                          --------     --------     --------     --------
Net Asset Value, End of Period ..............................               $14.85     $  15.59     $  14.60       $14.02
                                                                          ========     ========     ========     ========
Total Return(2) .............................................                 5.92%       13.73%        7.36%        4.03%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ......................             $211,445     $191,850     $241,746     $298,651
  Ratio of Operating Expenses to Average Net Assets(6) ......                 0.96%        1.05%        1.05%        0.97%
  Ratio of Net Investment Income to Average Net Assets ......                 3.17%        3.39%        2.61%        3.09%
  Portfolio Turnover Rate ...................................                   17%          84%          45%          80%
  Ratio of Operating Expenses to Average Net Assets Without
  Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
  Credits Allowed by the Custodian ..........................                 0.97%        1.05%         N/A          N/A

                                                     EQUITY INCOME FUND CLASS B SHARES

                                                                                 YEAR ENDED OCTOBER 31,
                                                             ---------------------------------------------------------------
                                                               2002      2001         2000         1999          1998
                                                             ---------------------------------------------------------------
Net Asset Value, Beginning of Period ........................           $ 15.52      $ 14.53      $ 13.96       $ 16.10
                                                                        -------      -------      -------       -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ..............................              0.35(3)      0.37(3)      0.27          0.33(3)
  Net Realized and Unrealized Gain on Investments ...........              0.38         1.42         0.63          0.19(5)
                                                                        -------      -------      -------       -------
    Total from Investment Operations ........................              0.73         1.79         0.90          0.52
                                                                        -------      -------      -------       -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ......................             (0.34)       (0.36)       (0.29)        (0.34)
  Distributions from Net Realized Capital Gains .............             (1.13)       (0.44)       (0.04)        (2.32)
                                                                        -------      -------      -------       -------
    Total Distributions .....................................             (1.47)       (0.80)       (0.33)        (2.66)
                                                                        -------      -------      -------       -------
Net Asset Value, End of Period ..............................           $ 14.78      $ 15.52      $ 14.53       $ 13.96
                                                                        =======      =======      =======       =======
Total Return(2) .............................................              5.09%       12.84%        6.46%         3.12%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ......................           $68,549      $47,386      $75,485       $74,542
  Ratio of Operating Expenses to Average Net Assets(6) ......              1.81%        1.85%        1.84%         1.76%
  Ratio of Net Investment Income/(Loss) to Average Net
  Assets ....................................................              2.32%        2.59%        1.82%         2.30%
  Portfolio Turnover Rate ...................................                17%          84%          45%           80%
  Ratio of Operating Expenses to Average Net Assets Without
  Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
  Credits Allowed by the Custodian ..........................              1.82%        1.85%         N/A           N/A

                        EQUITY INCOME FUND CLASS C SHARES


                                                               YEAR ENDED
                                                               OCTOBER 31,
                                                               -----------
                                                                  2002
                                                               -----------
Net Asset Value, Beginning of Period ........................

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ..............................
  Net Realized and Unrealized Gain on Investments ...........

    Total from Investment Operations ........................

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ......................
  Distributions from Net Realized Capital Gains .............

    Total Distributions .....................................

Net Asset Value, End of Period ..............................

Total Return(2) .............................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ......................
  Ratio of Operating Expenses to Average Net Assets(6) ......
  Ratio of Net Investment Income/(Loss) to Average Net
  Assets ....................................................
  Portfolio Turnover Rate ...................................
  Ratio of Operating Expenses to Average Net Assets Without
  Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
  Credits Allowed by the Custodian ..........................


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                       GROWTH & INCOME FUND CLASS A SHARES

                                                                                          YEAR ENDED OCTOBER 31,
                                                                      --------------------------------------------------------------
                                                                         2002        2001         2000        1999       1998
                                                                      --------------------------------------------------------------
Net Asset Value, Beginning of Period ...............................              $   27.11     $  24.61    $  19.99     $  21.01
                                                                                  ---------     --------    --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ............................................                   0.10         0.06        0.09(3)      0.11(3)
  Net Realized and Unrealized Gain/(Loss) on Investments ...........                  (3.63)        3.30        4.62         1.43
                                                                                  ---------     --------    --------     --------
    Total from Investment Operations ...............................                  (3.53)        3.36        4.71         1.54
                                                                                  ---------     --------    --------     --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .............................                  (0.07)       (0.03)      (0.09)       (0.09)
  Distributions from Net Realized Capital Gains ....................                  (1.17)       (0.83)      (0.00)(4)    (2.47)
                                                                                  ---------     --------    --------     --------
    Total Distributions ............................................                  (1.24)       (0.86)      (0.09)       (2.56)
                                                                                  ---------     --------    --------     --------
Net Asset Value, End of Period .....................................              $   22.34     $  27.11    $  24.61     $  19.99
                                                                                  =========     ========    ========     ========
Total Return(2) ....................................................                 (13.40)%      13.95%      23.57%        7.38%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .............................              $ 560,226     $662,086    $705,835     $502,115
  Ratio of Operating Expenses to Average Net Assets(6) .............                   0.92%        0.94%       1.00%        0.94%
  Ratio of Net Investment Income to Average Net Assets .............                   0.40%        0.21%       0.37%        0.52%
  Portfolio Turnover Rate ..........................................                     35%          35%         47%          79%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian ................................                   0.92%        0.94%        N/A          N/A

                       GROWTH & INCOME FUND CLASS B SHARES

                                                                                        YEAR ENDED OCTOBER 31,
                                                                    ----------------------------------------------------------------
                                                                        2002       2001         2000        1999           1998
                                                                    ----------------------------------------------------------------
Net Asset Value, Beginning of Period ............................               $  26.49     $  24.24    $  19.77      $   20.85
                                                                                --------     --------    --------      ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ..................................                  (0.13)       (0.17)      (0.09)(3)      (0.07)(3)
  Net Realized and Unrealized Gain/(Loss) on Investments ........                  (3.52)        3.25        4.56           1.46
                                                                                --------     --------    --------      ---------
    Total from Investment Operations ............................                  (3.65)        3.08        4.47           1.39
                                                                                --------     --------    --------      ---------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..........................                      -            -           -          (0.00)(4)
  Distributions from Net Realized Capital Gains .................                  (1.17)       (0.83)          -          (2.47)
                                                                                --------     --------    --------      ---------
    Total Distributions .........................................                  (1.17)       (0.83)          -          (2.47)
                                                                                --------     --------    --------      ---------
Net Asset Value, End of Period ..................................               $  21.67     $  26.49    $  24.24      $   19.77
                                                                                ========     ========    ========      =========
Total Return(2) .................................................                 (14.20)%      13.01%      22.61%          6.60%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ..........................               $186,247     $242,611    $233,216      $ 117,063
  Ratio of Operating Expenses to Average Net Assets(6) ..........                   1.82%        1.78%       1.76%          1.79%
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets .......................................................                  (0.50)%      (0.63)%     (0.39)%        (0.33)%
  Portfolio Turnover Rate .......................................                     35%          35%         47%            79%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian .............................                   1.82%        1.78%       1.84%           N/A


                       GROWTH & INCOME FUND CLASS C SHARES

                                                                    YEAR ENDED
                                                                    OCTOBER 31,
                                                                    -----------
                                                                        2002
                                                                    -----------
Net Asset Value, Beginning of Period ............................

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ..................................
  Net Realized and Unrealized Gain/(Loss) on Investments ........

    Total from Investment Operations ............................

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..........................
  Distributions from Net Realized Capital Gains .................

    Total Distributions .........................................

Net Asset Value, End of Period ..................................

Total Return(2) .................................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ..........................
  Ratio of Operating Expenses to Average Net Assets(6) ..........
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets .......................................................
  Portfolio Turnover Rate .......................................
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian .............................


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

     WEST COAST EQUITY FUND (FORMERLY GROWTH FUND OF THE NORTHWEST) CLASS A
SHARES

                                                                                       YEAR ENDED OCTOBER 31,
                                                                      --------------------------------------------------------------
                                                                         2002       2001        2000         1999         1998
                                                                      --------------------------------------------------------------
Net Asset Value, Beginning of Period ............................                $  36.23     $  32.04     $  20.37     $  25.92
                                                                                 --------     --------     --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ..................................                    0.11         0.10(3)     (0.05)       (0.02)(3)
  Net Realized and Unrealized Gain/(Loss) on Investments ........                   (2.35)        8.22        11.72        (0.76)
                                                                                 --------     --------     --------     --------
    Total from Investment Operations ............................                   (2.24)        8.32        11.67        (0.78)
                                                                                 --------     --------     --------     --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..........................                   (0.03)           -            -            -
  Distributions from Net Realized Capital Gains .................                   (5.07)       (4.13)           -        (4.74)
  Distributions from Capital ....................................                       -            -            -        (0.03)
                                                                                 --------     --------     --------     --------
    Total Distributions .........................................                   (5.10)       (4.13)           -        (4.77)
                                                                                 --------     --------     --------     --------
Net Asset Value, End of Period ..................................                $  28.89     $  36.23     $  32.04     $  20.37
                                                                                 ========     ========     ========     ========
Total Return(2) .................................................                   (6.55)%      28.73%       57.29%       (4.81)%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ..........................                $427,215     $442,253     $338,980     $243,126
  Ratio of Operating Expenses to Average Net Assets(6) ..........                    1.01%        1.02%        1.15%        1.10%
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets .......................................................                    0.38%        0.27%       (0.21)%      (0.09)%
  Portfolio Turnover Rate .......................................                      27%          42%          41%          39%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian .............................                    1.01%        1.02%        1.15%        1.10%


  WEST COAST EQUITY FUND (FORMERLY GROWTH FUND OF THE NORTHWEST) CLASS B SHARES


                                                                                        YEAR ENDED OCTOBER 31,
                                                                    ----------------------------------------------------------------
                                                                        2002       2001        2000         1999         1998
                                                                    ----------------------------------------------------------------
Net Asset Value, Beginning of Period ............................               $  34.12     $  30.63      $ 19.64      $ 25.34
                                                                                --------     --------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss ...........................................                  (0.15)       (0.19)(3)    (0.25)       (0.20)(3)
  Net Realized and Unrealized Gain/(Loss) on Investments ........                  (2.19)        7.81        11.24        (0.73)
                                                                                --------     --------      -------      -------
    Total from Investment Operations ............................                  (2.34)        7.62        10.99        (0.93)
                                                                                --------     --------      -------      -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..........................                      -            -            -            -
  Distributions from Net Realized Capital Gains .................                  (5.07)       (4.13)           -        (4.74)
  Distributions from Capital ....................................                      -            -            -        (0.03)
                                                                                --------     --------      -------      -------
    Total Distributions .........................................                  (5.07)       (4.13)           -        (4.77)
                                                                                --------     --------      -------      -------
Net Asset Value, End of Period ..................................               $  26.71     $  34.12      $ 30.63       $19.64
                                                                                ========     ========      =======      =======
Total Return(2) .................................................                  (7.40)%      27.67%       55.96%       (5.63)%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ..........................               $109,655     $116,672      $77,658      $47,106
  Ratio of Operating Expenses to Average Net Assets(6) ..........                   1.89%        1.84%        1.99%        1.95%
  Ratio of Net Investment Loss to Average Net Assets ............                  (0.50)%      (0.55)%      (1.05)%      (0.94)%
  Portfolio Turnover Rate .......................................                     27%          42%          41%          39%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian .............................                   1.89%        1.84%        1.99%        1.95%



  WEST COAST EQUITY FUND (FORMERLY GROWTH FUND OF THE NORTHWEST) CLASS C SHARES


                                                                                        YEAR ENDED OCTOBER 31,
                                                                    ----------------------------------------------------------------
                                                                        2002       2001        2000         1999         1998
                                                                    ----------------------------------------------------------------
Net Asset Value, Beginning of Period ............................               $  34.12     $  30.63      $ 19.64      $ 25.34
                                                                                --------     --------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss ...........................................                  (0.15)       (0.19)(3)    (0.25)       (0.20)(3)
  Net Realized and Unrealized Gain/(Loss) on Investments ........                  (2.19)        7.81        11.24        (0.73)
                                                                                --------     --------      -------      -------
    Total from Investment Operations ............................                  (2.34)        7.62        10.99        (0.93)
                                                                                --------     --------      -------      -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..........................                      -            -            -            -
  Distributions from Net Realized Capital Gains .................                  (5.07)       (4.13)           -        (4.74)
  Distributions from Capital ....................................                      -            -            -        (0.03)
                                                                                --------     --------      -------      -------
    Total Distributions .........................................                  (5.07)       (4.13)           -        (4.77)
                                                                                --------     --------      -------      -------
Net Asset Value, End of Period ..................................               $  26.71     $  34.12      $ 30.63       $19.64
                                                                                ========     ========      =======      =======
Total Return(2) .................................................                  (7.40)%      27.67%       55.96%       (5.63)%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ..........................               $109,655     $116,672      $77,658      $47,106
  Ratio of Operating Expenses to Average Net Assets(6) ..........                   1.89%        1.84%        1.99%        1.95%
  Ratio of Net Investment Loss to Average Net Assets ............                  (0.50)%      (0.55)%      (1.05)%      (0.94)%
  Portfolio Turnover Rate .......................................                     27%          42%          41%          39%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian .............................                   1.89%        1.84%        1.99%        1.95%


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                        MID CAP STOCK FUND CLASS A SHARES


                                                              YEAR ENDED
                                                              OCTOBER 31,
                                                      -------------------------------
                                                       2002      2001        2000(10)
                                                      -------  --------     --------
Net Asset Value, Beginning of Period ..............            $ 12.58      $ 10.00
                                                               --------     -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ....................              (0.03)(3)    (0.02)(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ....................................               1.00         2.60
                                                               --------     -------
    Total from Investment Operations ..............               0.97         2.58
                                                               --------     -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ............                  -            -
  Distributions from Net Realized Capital Gains ...              (0.05)           -
                                                               --------     -------
    Total Distributions ...........................              (0.05)           -
                                                               --------     -------
Net Asset Value, End of Period ....................            $ 13.50       $12.58
                                                               ========     =======
Total Return(2) ...................................               7.71%       25.80%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ............            $ 6,165       $2,451
                                                               ========     =======
  Ratio of Operating Expenses to Average Net
   Assets(6) ......................................               1.36%        1.40%(1)
  Ratio of Net Investment Income/(Loss) to Average
   Net Assets .....................................              (0.25)%      (0.29)%(1)
  Portfolio Turnover Rate .........................                 33%           9%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Reimbursed
   and/or Fees Reduced by Credits Allowed by the
   Custodian ......................................               1.36%        1.40%(1)



                        MID CAP STOCK FUND CLASS B SHARES


                                                               YEAR ENDED
                                                               OCTOBER 31,
                                                      ------------------------------
                                                         2002     2001      2000(10)
                                                      --------- --------   ----------
Net Asset Value, Beginning of Period ..............             $ 12.51      $ 10.00
                                                                --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ....................               (0.15)(3)    (0.08)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ....................................                1.00         2.59
                                                                --------     --------
    Total from Investment Operations ..............                0.85         2.51
                                                                --------     --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ............                   -            -
  Distributions from Net Realized Capital Gains ...               (0.05)           -
                                                                --------     --------
    Total Distributions ...........................               (0.05)           -
                                                                --------     --------
Net Asset Value, End of Period ....................             $ 13.31      $ 12.51
                                                                ========     ========
Total Return(2) ...................................                6.79%       25.10%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ............              10,271        3,778
  Ratio of Operating Expenses to Average Net
   Assets(6) ......................................                2.17%        2.16%(1)
  Ratio of Net Investment Income/(Loss) to Average
   Net Assets .....................................               (1.06)%      (1.05)%(1)
  Portfolio Turnover Rate .........................                  33%           9%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Reimbursed
   and/or Fees Reduced by Credits Allowed by the
   Custodian ......................................                2.17%        2.16%(1)


                       MID CAP STOCK FUND CLASS C SHARES


                                                      YEAR ENDED
                                                      OCTOBER 31,
                                                     ------------
                                                        2002
                                                      ---------
Net Asset Value, Beginning of Period ..............

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ....................
  Net Realized and Unrealized Gain/(Loss) on
   Investments ....................................

    Total from Investment Operations ..............

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ............
  Distributions from Net Realized Capital Gains ...

    Total Distributions ...........................

Net Asset Value, End of Period ....................

Total Return(2) ...................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ............
  Ratio of Operating Expenses to Average Net
   Assets(6) ......................................
  Ratio of Net Investment Income/(Loss) to Average
   Net Assets .....................................
  Portfolio Turnover Rate .........................
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Reimbursed
   and/or Fees Reduced by Credits Allowed by the
   Custodian ......................................


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                           GROWTH FUND CLASS A SHARES

                                                                                                                         YEAR ENDED
                                                                  YEAR ENDED OCTOBER 31,              PERIOD ENDED        JUNE 30,
                                                   -----------------------------------------------     OCTOBER 31,     -------------
                                                       2002         2001         2000         1999       1998(7)            1998
                                                   ---------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..............             $  32.78     $  29.71     $  17.64      $  18.46       $  14.90
                                                                --------     --------     --------      --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ....................                (0.09)(3)    (0.14)(3)    (0.21)(3)     (0.07)(3)      (0.15)(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ....................................               (13.13)        7.04        14.11         (0.75)          4.99
                                                                --------     --------     --------      --------       --------
    Total from Investment Operations ..............               (13.22)        6.90        13.90         (0.82)          4.84
                                                                --------     --------     --------      --------       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ............                (0.20)           -            -             -              -
  Distributions from Net Realized Capital Gains ...                (4.13)       (3.83)       (1.83)            -          (1.28)
  Distributions from Capital ......................                    -            -            -             -              -
                                                                --------     --------     --------      --------       --------
    Total Distributions ...........................                (4.33)       (3.83)       (1.83)            -          (1.28)
                                                                --------     --------     --------      --------       --------
Net Asset Value, End of Period ....................             $  15.23     $  32.78     $  29.71      $  17.64       $  18.46
                                                                ========     ========     ========      ========       ========
Total Return(2)                                                   (45.77)%      24.21%       84.96%        (4.44)%        35.43%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ............             $151,893     $341,777     $240,363      $104,775       $112,153
  Ratio of Operating Expenses to Average Net
   Assets(6) ......................................                 1.52%        1.30%        1.27%         1.69%(1)       1.66%
  Ratio of Net Investment Income/(Loss) to Average
   Net Assets .....................................                (0.43)%      (0.39)%      (0.84)%       (1.21)%(1)     (0.91)%
  Portfolio Turnover Rate .........................                   99%          92%         119%           24%           153%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Reimbursed
   and/or Fees Reduced by Credits Allowed by the
   Custodian ......................................                 1.52%        1.36%        1.46%          N/A            N/A


                           GROWTH FUND CLASS B SHARES


                                                           YEAR ENDED OCTOBER 31,          PERIOD ENDED      YEAR ENDED JUNE 30,
                                                    ------------------------------------   OCTOBER 31,      ------------------------
                                                       2002        2001         2000         1999        1998(7)          1998
                                                    --------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..............             $  30.78     $  28.29     $  16.99      $  17.82       $  14.53
                                                                --------     --------     --------      --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ....................                (0.24)(3)    (0.38)(3)    (0.38)(3)     (0.12)(3)      (0.25)(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ....................................               (12.24)        6.70        13.51         (0.71)          4.82
                                                                --------     --------     --------      --------       --------
    Total from Investment Operations ..............               (12.48)        6.32        13.13         (0.83)          4.57
                                                                --------     --------     --------      --------       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ............                (0.04)           -            -             -              -
  Distributions from Net Realized Capital Gains ...                (4.13)       (3.83)       (1.83)            -          (1.28)
  Distributions from Capital ......................                    -            -            -             -              -
                                                                --------     --------     --------      --------       --------
    Total Distributions ...........................                (4.17)       (3.83)       (1.83)            -          (1.28)
                                                                --------     --------     --------      --------       --------
Net Asset Value, End of Period ....................             $  14.13     $  30.78     $  28.29      $  16.99       $  17.82
                                                                ========     ========     ========      ========       ========
Total Return(2) ...................................               (46.19)%      23.28%       83.57%        (4.66)%        34.43%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ............             $220,108     $481,935     $226,507      $ 39,379       $ 38,390
  Ratio of Operating Expenses to Average Net
   Assets(6) ......................................                 2.31%        2.05%        2.03%         2.54%(1)       2.46%
  Ratio of Net Investment Income/(Loss) to Average
   Net Assets .....................................                (1.22)%      (1.14)%      (1.60)%       (2.06)%(1)     (1.70)%
  Portfolio Turnover Rate .........................                   99%          92%         119%           24%           153%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Reimbursed
   and/or Fees Reduced by Credits Allowed by the
   Custodian ......................................                 2.31%        2.11%        2.25%          N/A            N/A



                           GROWTH FUND CLASS C SHARES

                                                    YEAR ENDED
                                                    OCTOBER 31,
                                                    --------
                                                       2002
                                                    --------
Net Asset Value, Beginning of Period ..............

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ....................
  Net Realized and Unrealized Gain/(Loss) on
   Investments ....................................

    Total from Investment Operations ..............

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ............
  Distributions from Net Realized Capital Gains ...
  Distributions from Capital ......................

    Total Distributions ...........................

Net Asset Value, End of Period ....................

Total Return(2) ...................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ............
  Ratio of Operating Expenses to Average Net
   Assets(6) ......................................
  Ratio of Net Investment Income/(Loss) to Average
   Net Assets .....................................
  Portfolio Turnover Rate .........................
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Reimbursed
   and/or Fees Reduced by Credits Allowed by the
   Custodian ......................................


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                       SMALL CAP STOCK FUND CLASS A SHARES


                                                                                                                     YEAR ENDED
                                                              YEAR ENDED OCTOBER 31,                PERIOD ENDED      JUNE 30,
                                                 ------------------------------------------------    OCTOBER 31,     ------------
                                                   2002        2001          2000          1999       1998(7)          1998
                                                 --------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .........                $  26.67      $  19.61      $ 16.25      $  19.49       $   18.28
                                                              --------      --------      -------      --------       ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ...............                   (0.20)(3)     (0.27)(3)    (0.20)(3)     (0.08)(3)       (0.22)(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ...............................                   (9.56)        10.01         6.36         (3.16)           2.50
                                                              --------      --------      -------      --------       ---------
    Total from Investment Operations .........                   (9.76)         9.74         6.16         (3.24)           2.28
                                                              --------      --------      -------      --------       ---------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .......                      --            --           --            --              --
  Distributions from Net Realized Capital
   Gains .....................................                   (3.31)        (2.68)       (2.80)           --           (1.07)
                                                              --------      --------      -------      --------       ---------
    Total Distributions ......................                   (3.31)        (2.68)       (2.80)           --           (1.07)
                                                              --------      --------      -------      --------       ---------
Net Asset Value, End of Period ...............                $  13.60      $  26.67      $ 19.61      $  16.25       $   19.49
                                                              ========      ========      =======      ========       =========
Total Return(2) ..............................                  (40.84)%       53.57%       42.60%       (16.62)%         12.95%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) .......                $ 66,262      $132,274      $92,130      $ 88,502       $ 118,473
  Ratio of Operating Expenses to Average Net
   Assets(6) .................................                    1.52%         1.42%        1.78%         1.88%(1)        1.66%
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets ........................                   (1.03)%       (0.96)%      (1.16)%       (1.43)%(1)      (1.10)%
  Portfolio Turnover Rate ....................                      46%           49%          45%           20%            112%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian ..................                    1.52%         1.43%        1.94%         1.89%(1)        1.66%


                       SMALL CAP STOCK FUND CLASS B SHARES


                                                                                                                     YEAR ENDED
                                                              YEAR ENDED OCTOBER 31,                PERIOD ENDED      JUNE 30,
                                                 ----------------------------------------------      OCTOBER 31,     ------------
                                                   2002        2001         2000        1999           1998(7)          1998
                                                 --------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..........               $   24.93     $ 18.61     $ 15.67        $  18.86       $   17.85
                                                              ---------     --------    -------        --------       ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ................                   (0.32)      (0.47)(3)   (0.34)(3)       (0.13)(3)       (0.36)(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ................................                   (8.84)       9.47        6.08           (3.06)           2.44
                                                              ---------     -------     -------        --------       --------
    Total from Investment Operations ..........                   (9.16)       9.00        5.74           (3.19)           2.08
                                                              ---------     -------     -------        --------       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ........                       -           -           -               -               -
  Distributions from Net Realized Capital
   Gains ......................................                   (3.31)      (2.68)      (2.80)              -           (1.07)
                                                              ---------     -------     -------        --------       --------
    Total Distributions .......................                   (3.31)      (2.68)      (2.80)              -           (1.07)
                                                              ---------     -------     -------        --------       --------
Net Asset Value, End of Period ................               $   12.46     $ 24.93     $ 18.61        $  15.67       $   18.86
                                                              =========     =======     =======        ========       ========
Total Return(2) ...............................                  (41.35)%     52.34%      41.32%         (16.87)%         12.05%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) ........               $  29,346     $54,407     $28,969        $ 22,172       $  28,540
  Ratio of Operating Expenses to Average Net
   Assets(6) ..................................                    2.42%       2.24%       2.70%           2.84%(1)        2.47%
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets .........................                   (1.93)%     (1.78)%     (2.08)%         (2.39)%(1)     (1.92)%
  Portfolio Turnover Rate .....................                      46%         49%         45%             20%            112%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian ...................                    2.42%       2.25%       2.86%           2.85%(1)        2.47%


                       SMALL CAP STOCK FUND CLASS C SHARES


                                                      YEAR
                                                     ENDED
                                                  OCTOBER 31,
                                                  ------------
                                                     2002
                                                  ------------
Net Asset Value, Beginning of Period ..........

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ................
  Net Realized and Unrealized Gain/(Loss) on
   Investments ................................

    Total from Investment Operations ..........

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ........
  Distributions from Net Realized Capital
   Gains ......................................

    Total Distributions .......................

Net Asset Value, End of Period ................

Total Return(2) ...............................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) ........
  Ratio of Operating Expenses to Average Net
   Assets(6) ..................................
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets .........................
  Portfolio Turnover Rate .....................
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian ...................


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                    INTERNATIONAL GROWTH FUND CLASS A SHARES


                                                                                                       FISCAL
                                                                                                       PERIOD         YEAR ENDED
                                                                YEAR ENDED OCTOBER 31,                 ENDED           JUNE 30,
                                                    ---------------------------------------------    OCTOBER 31,     ------------
                                                      2002        2001        2000        1999         1998(7)         1998
                                                    -----------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..............               $ 10.97    $ 11.14       $ 8.86      $ 10.20         $ 11.85
                                                                  ------     -------      -------      -------         -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ....................                 (0.02)     (0.03)(3)     0.01(3)     (0.02)(3)        0.05(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ....................................                 (2.67)     (0.00)(4)     2.65        (1.32)          (0.67)
                                                                  -------    -------      -------      -------         -------
    Total from Investment Operations ..............                 (2.69)     (0.03)        2.66        (1.34)          (0.62)
                                                                  -------    -------      -------      -------         -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ............                 (0.01)     (0.14)       (0.27)           -           (0.53)
  Distributions from Net Realized Capital
   Gains ..........................................                 (0.66)     (0.00)(4)    (0.11)           -           (0.50)
  Distributions from Capital ......................                     -          -            -            -               -
                                                                  -------    -------      -------      -------         -------
    Total Distributions ...........................                 (0.67)     (0.14)       (0.38)           -           (1.03)
                                                                  -------    -------      -------      -------         ------
Net Asset Value, End of Period ....................               $  7.61    $ 10.97      $ 11.14      $  8.86         $ 10.20
                                                                  =======    =======      =======      =======         =======
Total Return(2) ...................................                (25.99)%    (0.43)%      31.15%      (13.14)%         (4.19)%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) ............               $16,636    $28,997      $28,618      $30,117         $38,281
  Ratio of Operating Expenses to Average Net
   Assets(6) ......................................                  1.93%      1.78%        1.88%        1.86%(1)        1.67%
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets .............................                 (0.25)%    (0.25)%       0.13%       (0.50)%(1)       0.50%
  Portfolio Turnover Rate .........................                    27%        37%         164%          41%            118%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian .......................                  1.93%      1.78%        1.89%        1.86%(1)        1.67%


                    INTERNATIONAL GROWTH FUND CLASS B SHARES


                                                                                                        FISCAL
                                                                                                        PERIOD         YEAR ENDED
                                                                YEAR ENDED OCTOBER 31,                  ENDED           JUNE 30,
                                                    --------------------------------------------     OCTOBER 31,     ------------
                                                      2002         2001        2000        1999         1998(7)        1998
                                                    -----------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..............                $ 10.70     $ 10.87     $  8.72      $ 10.07        $ 11.70
                                                                   -------     -------     -------      -------        -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ....................                  (0.10)      (0.12)(3)   (0.08)(3)    (0.05)(3)      (0.04)(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ....................................                  (2.58)       0.02        2.60        (1.30)         (0.64)
                                                                   -------     -------     -------      -------        -------
    Total from Investment Operations ..............                  (2.68)      (0.10)       2.52        (1.35)         (0.68)
                                                                   -------     -------     -------      -------        -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ............                  (0.01)      (0.07)      (0.26)           -          (0.45)
  Distributions from Net Realized Capital
   Gains ..........................................                  (0.66)      (0.00)(4)   (0.11)           -          (0.50)
  Distributions from Capital ......................                      -           -           -            -              -
                                                                   -------     -------     -------      -------        -------
    Total Distributions ...........................                  (0.67)      (0.07)      (0.37)           -          (0.95)
                                                                   -------     -------     -------      -------        -------
Net Asset Value, End of Period ....................                $  7.35     $ 10.70     $ 10.87      $  8.72        $ 10.07
                                                                   =======     =======     =======      =======        =======
Total Return(2) ...................................                 (26.68)%     (1.03)%     29.87%      (13.41)%        (4.95)%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) ............                $ 7,172     $12,272     $11,101      $ 3,552        $ 4,294
  Ratio of Operating Expenses to Average Net
   Assets(6) ......................................                   2.74%       2.48%       2.80%        2.97%(1)       2.94%
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets .............................                  (1.06)%     (0.95)%     (0.79)%      (1.61)%(1)     (0.35)%
  Portfolio Turnover Rate .........................                     27%         37%        164%          41%           118%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian .......................                   2.74%       2.48%       2.81%        2.97%(1)       2.94%


                   INTERNATIONAL GROWTH FUND CLASS C SHARES



                                                        YEAR
                                                        ENDED
                                                     OCTOBER 31,
                                                     -----------
                                                        2002
                                                     -----------
Net Asset Value, Beginning of Period ..............

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ....................
  Net Realized and Unrealized Gain/(Loss) on
   Investments ....................................

    Total from Investment Operations ..............

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ............
  Distributions from Net Realized Capital
   Gains ..........................................
  Distributions from Capital ......................

    Total Distributions ...........................

Net Asset Value, End of Period ....................

Total Return(2) ...................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) ............
  Ratio of Operating Expenses to Average Net
   Assets(6) ......................................
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets .............................
  Portfolio Turnover Rate .........................
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian .......................

Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                     SHORT TERM INCOME FUND CLASS A SHARES


                                                                                                                       YEAR ENDED
                                                                       YEAR ENDED OCTOBER 31,           PERIOD ENDED    JUNE 30,
                                                              ---------------------------------------    OCTOBER 31,  ------------
                                                               2002       2001      2000       1999        1998(7)       1998
                                                              --------------------------------------------------------------------
Net Asset Value, Beginning of Period ........................           $  2.29   $  2.29     $  2.35      $  2.32      $  2.32
                                                                        -------   -------     -------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income .....................................              0.13      0.13        0.13(3)      0.04         0.13
  Net Realized and Unrealized Gain/(Loss) on Investments ....              0.12     (0.00)(4)   (0.06)        0.03         0.00(4)
                                                                        -------   -------     -------      -------      -------
    Total from Investment Operations ........................              0.25      0.13        0.07         0.07         0.13
                                                                        -------   -------     -------      -------      -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ......................             (0.13)    (0.13)      (0.13)       (0.04)       (0.13)
  Distributions from Net Realized Capital Gains .............                 -         -           -            -            -
  Distributions from Capital ................................                 -         -           -            -        (0.00)(4)
                                                                        -------   -------     -------      -------      -------
    Total Distributions .....................................             (0.13)    (0.13)      (0.13)       (0.04)       (0.13)
                                                                        -------   -------     -------      -------
Net Asset Value, End of Period ..............................           $  2.41   $  2.29     $  2.29      $  2.35      $  2.32
                                                                        =======   =======     =======      =======      =======
Total Return(2) .............................................             11.31%     5.70%       2.84%        3.11%        5.91%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ......................           $18,929   $20,224     $27,059      $32,748      $35,551
  Ratio of Operating Expenses to Average Net Assets(3) ......              0.83%     0.99%       0.82%        0.82%(6)     0.86%
  Ratio of Net Investment Income to Average Net Assets ......              5.63%     5.55%       5.22%        5.44%(1)     5.71%
  Portfolio Turnover Rate ...................................                27%       14%         85%          19%         138%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian .........................              1.15%     1.29%       1.16%        1.40%(1)     1.32%


                      SHORT TERM INCOME FUND CLASS B SHARES

                                                                                                                          YEAR ENDED
                                                                          YEAR ENDED OCTOBER 31,            PERIOD ENDED   JUNE 30,
                                                                  --------------------------------------     OCTOBER 31, -----------
                                                                    2002       2001     2000       1999        1998(7)      1998
                                                                  ------------------------------------------------------------------
Net Asset Value, Beginning of Period ...........................            $  2.29   $ 2.29     $ 2.35       $ 2.32      $ 2.32
                                                                            -------   ------     ------       ------      ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ........................................               0.12     0.11       0.10(3)      0.04        0.12
  Net Realized and Unrealized Gain/(Loss) on Investments .......               0.12    (0.00)(4)  (0.06)        0.03        0.00(4)
                                                                            -------   ------     ------       ------      ------
    Total from Investment Operations ...........................               0.24     0.11       0.04         0.07        0.12
                                                                            -------   ------     ------       ------      ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .........................              (0.12)   (0.11)     (0.10)       (0.04)      (0.12)
  Distributions from Net Realized Capital Gains ................                  -        -          -            -           -
  Distributions from Capital ...................................                  -        -          -            -       (0.00)(4)
                                                                            -------   ------     ------       ------      ------
    Total Distributions ........................................              (0.12)   (0.11)     (0.10)       (0.04)      (0.12)
                                                                            -------   ------     ------       ------      ------
Net Asset Value, End of Period .................................            $  2.41   $ 2.29     $ 2.29       $ 2.35      $ 2.32
                                                                            =======   ======     ======       ======      ======
Total Return(2) ................................................              10.52%    5.12%      1.79%        2.85%       5.13%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .........................            $ 6,595   $3,461     $4,597       $3,747      $3,459
  Ratio of Operating Expenses to Average Net Assets(3) .........               1.54%    1.55%      1.60%        1.57%(6)    1.61%
  Ratio of Net Investment Income to Average Net Assets .........               4.92%    4.99%      4.44%        4.69%(1)    4.96%
  Portfolio Turnover Rate ......................................                 27%      14%        85%          19%        138%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian ............................               1.86%    1.85%      1.94%        2.18%(1)    2.07%



                      SHORT TERM INCOME FUND CLASS C SHARES



                                                                       YEAR
                                                                       ENDED
                                                                    OCTOBER 31,
                                                                    -----------
                                                                       2002
                                                                    -----------
Net Asset Value, Beginning of Period ...........................

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ........................................
  Net Realized and Unrealized Gain/(Loss) on Investments .......

    Total from Investment Operations ...........................

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .........................
  Distributions from Net Realized Capital Gains ................
  Distributions from Capital ...................................

    Total Distributions ........................................

Net Asset Value, End of Period .................................

Total Return(2) ................................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .........................
  Ratio of Operating Expenses to Average Net Assets(3) .........
  Ratio of Net Investment Income to Average Net Assets .........
  Portfolio Turnover Rate ......................................
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian ............................


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                 U.S. GOVERNMENT SECURITIES FUND CLASS A SHARES

                                                                                                                         YEAR ENDED
                                                                 YEAR ENDED OCTOBER 31,                   PERIOD ENDED  DECEMBER 31,
                                                          --------------------------------------------     OCTOBER 31,  ------------
                                                            2002     2001          2000          1999       1998(8)        1997
                                                          --------------------------------------------------------------------------
Net Asset Value, Beginning of Period ....................          $  10.55      $  10.51      $  10.98     $  10.84     $  10.46
                                                                   --------      --------      --------     --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income .................................              0.62          0.63          0.62         0.54         0.62
  Net Realized and Unrealized Gain/(Loss) on
   Investments ..........................................              0.65          0.04         (0.47)        0.14         0.38
                                                                   --------      --------      --------     --------     --------
    Total from Investment Operations ....................              1.27          0.67          0.15         0.68         1.00
                                                                   --------      --------      --------     --------     --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..................             (0.62)        (0.63)        (0.62)       (0.54)       (0.62)
                                                                   --------      --------      --------     --------     --------
    Total Distributions .................................             (0.62)        (0.63)        (0.62)       (0.54)       (0.62)
                                                                   --------      --------      --------     --------     --------
Net Asset Value, End of Period ..........................          $  11.20      $  10.55      $  10.51       $10.98     $  10.84
                                                                   ========      ========      ========     ========     ========
Total Return(2) .........................................             12.39%         6.65%         1.38%        6.38%        9.92%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ..................          $174,047      $168,728      $221,592     $266,334     $107,054
  Ratio of Operating Expenses to Average Net
   Assets(6) ............................................              0.95%         0.96%         0.96%        0.92%(1)     1.05%
  Ratio of Operating Expenses to Average Net Assets
   Including Interest Expense ...........................                 -           N/A           N/A         1.36%(1)      N/A
  Ratio of Net Investment Income to Average Net
   Assets ...............................................              5.71%         6.12%         5.76%        5.99%(1)     5.92%
  Portfolio Turnover Rate ...............................                30%           13%           55%          12%           6%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and/or
   Fees Reduced by Credits Allowed by the
   Custodian ............................................              0.95%         0.99%         1.04%        1.45%(1)     1.05%


                 U.S. GOVERNMENT SECURITIES FUND CLASS B SHARES

                                                                                                                        YEAR ENDED
                                                                 YEAR ENDED OCTOBER 31,                   PERIOD ENDED  DECEMBER 31,
                                                          ---------------------------------------------    OCTOBER 31,  ------------
                                                           2002       2001          2000          1999       1998(8)        1997
                                                          --------------------------------------------------------------------------
Net Asset Value, Beginning of Period ...................            $  10.54      $  10.50      $  10.97     $  10.84     $  10.46
                                                                    --------      --------      --------     --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ................................                0.54          0.56          0.54         0.47         0.54
  Net Realized and Unrealized Gain/(Loss) on
   Investments .........................................                0.65          0.04         (0.48)        0.12         0.38
                                                                    --------      --------      --------     --------     --------
    Total from Investment Operations ...................                1.19          0.60          0.06         0.59         0.92
                                                                    --------      --------      --------     --------     --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .................               (0.54)        (0.56)        (0.53)       (0.46)       (0.54)
                                                                    --------      --------      --------     --------     --------
    Total Distributions ................................               (0.54)        (0.56)        (0.53)       (0.46)       (0.54)
                                                                    --------      --------      --------     --------     --------
Net Asset Value, End of Period .........................            $  11.19      $  10.54      $  10.50     $  10.97     $  10.84
                                                                    ========      ========      ========     ========     ========
Total Return(2) ........................................               11.59%         5.91%         0.53%        5.54%        9.03%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .................            $128,155      $ 55,071      $ 72,751     $ 28,747     $  3,352
  Ratio of Operating Expenses to Average Net
   Assets(6) ...........................................                1.67%         1.66%         1.70%        1.67%(1)     1.84%
  Ratio of Operating Expenses to Average Net Assets
   Including Interest Expense ..........................                   -           N/A           N/A         2.12%(1)      N/A
  Ratio of Net Investment Income to Average Net
   Assets ..............................................                4.99%         5.42%         5.02%        5.24%(1)     5.08%
  Portfolio Turnover Rate ..............................                  30%           13%           55%          12%           6%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and/or
   Fees Reduced by Credits Allowed by the
   Custodian ...........................................                1.67%         1.69%         1.78%        2.22%(1)     1.84%



                U.S. GOVERNMENT SECURITIES FUND CLASS C SHARES

                                                                YEAR
                                                                ENDED
                                                             OCTOBER 31,
                                                                2002
                                                          --------------
Net Asset Value, Beginning of Period ...................

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ................................
  Net Realized and Unrealized Gain/(Loss) on
   Investments .........................................

    Total from Investment Operations ...................

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .................

    Total Distributions ................................

Net Asset Value, End of Period .........................

Total Return(2) ........................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .................
  Ratio of Operating Expenses to Average Net
   Assets(6) ...........................................
  Ratio of Operating Expenses to Average Net Assets
   Including Interest Expense ..........................
  Ratio of Net Investment Income to Average Net
   Assets ..............................................
  Portfolio Turnover Rate ..............................
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and/or
   Fees Reduced by Credits Allowed by the
   Custodian ...........................................


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                           INCOME FUND CLASS A SHARES

                                                                                                                         YEAR ENDED
                                                                  YEAR ENDED OCTOBER 31,                  PERIOD ENDED  DECEMBER 31,
                                                          --------------------------------------------     OCTOBER 31,  ------------
                                                             2002        2001        2000        1999       1998(8)        1997
                                                          --------------------------------------------------------------------------
Net Asset Value, Beginning of Period ...................               $   8.90    $   8.99    $   9.44     $   9.48      $  9.15
                                                                       --------    --------    --------     --------      -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ................................                   0.62        0.62        0.63         0.53         0.60
  Net Realized and Unrealized Gain/(Loss) on
   Investments .........................................                   0.43       (0.09)      (0.45)       (0.04)(5)     0.33
                                                                       --------    --------    --------     --------      -------
    Total from Investment Operations ...................                   1.05        0.53        0.18         0.49         0.93
                                                                       --------    --------    --------     --------      -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .................                  (0.63)      (0.62)      (0.63)       (0.53)       (0.60)
                                                                       --------    --------    --------     --------      -------
    Total Distributions ................................                  (0.63)      (0.62)      (0.63)       (0.53)       (0.60)
                                                                       --------    --------    --------     --------      -------
Net Asset Value, End of Period .........................               $   9.32    $   8.90    $   8.99     $   9.44      $  9.48
                                                                       ========    ========    ========     ========      =======
Total Return(2) ........................................                  12.21%       6.16%       1.98%        5.21%       10.51%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .................               $120,508    $131,665    $172,217     $213,397      $77,864
  Ratio of Operating Expenses to Average Net
   Assets(6) ...........................................                   0.97%       1.02%       1.06%        1.07%(1)     1.08%
  Ratio of Operating Expenses to Average Net Assets
   Including Interest Expense ..........................                      -           -           -            -            -
  Ratio of Net Investment Income to Average Net
   Assets ..............................................                   6.86%       6.98%       6.84%        6.66%(1)     6.47%
  Portfolio Turnover Rate ..............................                     35%         32%         19%          37%          27%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and/or
   Fees Reduced by Credits Allowed by the
   Custodian ...........................................                   0.97%       1.03%       1.10%         N/A          N/A


                           INCOME FUND CLASS B SHARES

                                                                                                                         YEAR ENDED
                                                                  YEAR ENDED OCTOBER 31,                  PERIOD ENDED  DECEMBER 31,
                                                           ---------------------------------------------   OCTOBER 31,  ------------
                                                              2002        2001        2000        1999      1998(8)        1997
                                                           -------------------------------------------------------------------------
Net Asset Value, Beginning of Period: ..................                $   8.92    $   9.00    $   9.45     $   9.49      $  9.17
                                                                        --------    --------    --------     --------      -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ................................                    0.56        0.56        0.56         0.46         0.53
  Net Realized and Unrealized Gain/(Loss) on
   Investments .........................................                    0.44       (0.08)      (0.45)       (0.04)(5)     0.32
                                                                        --------    --------    --------     --------      -------
    Total from Investment Operations ...................                    1.00        0.48        0.11         0.42         0.85
                                                                        --------    --------    --------     --------      -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .................                   (0.57)      (0.56)      (0.56)       (0.46)       (0.53)
                                                                        --------    --------    --------     --------      -------
    Total Distributions ................................                   (0.57)      (0.56)      (0.56)       (0.46)       (0.53)
                                                                        --------    --------    --------     --------      -------
Net Asset Value, End of Period .........................                $   9.35    $   8.92    $   9.00     $   9.45      $  9.49
                                                                        ========    ========    ========     ========      =======
Total Return(2) ........................................                   11.52%       5.53%       1.12%        4.51%        9.51%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .................                $ 72,472    $ 39,347    $ 42,715     $ 34,321      $ 9,691
  Ratio of Operating Expenses to Average Net
   Assets(6) ...........................................                    1.69%       1.73%       1.81%        1.84%(1)     1.86%
  Ratio of Operating Expenses to Average Net Assets
   Including Interest Expense ..........................                       -           -           -            -            -
  Ratio of Net Investment Income to Average Net
   Assets ..............................................                    6.14%       6.27%       6.09%        5.89%(1)     5.65%
  Portfolio Turnover Rate ..............................                      35%         32%         19%          37%          27%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and/or
   Fees Reduced by Credits Allowed by the
   Custodian ...........................................                    1.69%       1.74%       1.85%         N/A          N/A



                          INCOME FUND CLASS C SHARES

                                                                YEAR
                                                                ENDED
                                                              OCTOBER 31,
                                                                 2002
                                                              ------------
Net Asset Value, Beginning of Period: ..................

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ................................
  Net Realized and Unrealized Gain/(Loss) on
   Investments .........................................

    Total from Investment Operations ...................

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .................

    Total Distributions ................................

Net Asset Value, End of Period .........................

Total Return(2) ........................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .................
  Ratio of Operating Expenses to Average Net
   Assets(6) ...........................................
  Ratio of Operating Expenses to Average Net Assets
   Including Interest Expense ..........................
  Ratio of Net Investment Income to Average Net
   Assets ..............................................
  Portfolio Turnover Rate ..............................
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and/or
   Fees Reduced by Credits Allowed by the
   Custodian ...........................................


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                         HIGH YIELD FUND CLASS A SHARES

                                                                            YEAR ENDED OCTOBER 31,                PERIOD ENDED
                                                                     -------------------------------------         OCTOBER 31,
                                                                     2002      2001       2000       1999             1998(9)
                                                                     --------------------------------------------------------------
Net Asset Value, Beginning of Period ............................            $  8.50    $  8.92    $  8.86           $ 10.00
                                                                             -------    -------    -------           -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income .........................................               0.84       0.90(3)    0.91(3)           0.47
  Net Realized and Unrealized Gain/(Loss) on Investments ........              (1.00)     (0.43)      0.14(5)          (1.15)
                                                                             -------    -------    -------           -------
    Total from Investment Operations ............................              (0.16)      0.47       1.05             (0.68)
                                                                             -------    -------    -------           -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..........................              (0.90)     (0.89)     (0.94)            (0.46)
  Distributions from Net Realized Capital Gains .................                  -          -      (0.05)                -
                                                                             -------    -------    -------           -------
    Total Distributions .........................................              (0.90)     (0.89)     (0.99)            (0.46)
                                                                             -------    -------    -------           -------
Net Asset Value, End of Period ..................................            $  7.44    $  8.50    $  8.92           $  8.86
                                                                             =======    =======    =======           =======
Total Return(2) .................................................              (1.97)%     5.28%     12.26%            (6.90)%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets End of Period (in 000's) ...........................            $ 9,035    $ 8,182    $ 5,827           $10,861
  Ratio of Operating Expenses to Average Net Assets(6) ..........               1.08%      1.08%      0.73%             0.78%(1)
  Ratio of Net Investment Income to Average Net Assets ..........              10.47%     10.08%     10.17%             8.80%(1)
  Portfolio Turnover Rate .......................................                 27%        40%        30%               54%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian .............................               1.09%      1.08%      1.37%             1.22%(1)


                         HIGH YIELD FUND CLASS B SHARES


                                                                            YEAR ENDED OCTOBER 31,                PERIOD ENDED
                                                                    --------------------------------------         OCTOBER 31,
                                                                      2002     2001       2000       1999             1998(9)
                                                                    ---------------------------------------------------------------
Net Asset Value, Beginning of Period ............................            $  8.54    $  8.97    $  8.90           $ 10.00
                                                                             -------    -------    -------           -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income .........................................               0.78       0.84(3)    0.86(3)           0.42
  Net Realized and Unrealized Gain/(Loss) on Investments ........              (1.01)     (0.43)      0.15(5)          (1.09)
                                                                             -------    -------    -------           -------
    Total from Investment Operations ............................              (0.23)      0.41       1.01             (0.67)
                                                                             -------    -------    -------           -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..........................              (0.84)     (0.84)     (0.89)            (0.43)
  Distributions from Net Realized Capital Gains .................                  -          -      (0.05)                -
                                                                             -------    -------    -------           -------
    Total Distributions .........................................              (0.84)     (0.84)     (0.94)            (0.43)
                                                                             -------    -------    -------           -------
Net Asset Value, End of Period ..................................            $  7.47    $  8.54    $  8.97           $  8.90
                                                                             =======    =======    =======           =======
Total Return(2) .................................................              (2.72)%     4.46%     11.44%            (6.33)%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets End of Period (in 000's) ...........................            $35,391    $32,881    $21,259           $ 2,830
  Ratio of Operating Expenses to Average Net Assets(6) ..........               1.77%      1.78%      1.29%             1.57%(1)
  Ratio of Net Investment Income to Average Net Assets ..........               9.78%      9.38%      9.61%             8.01%(1)
  Portfolio Turnover Rate .......................................                 27%        40%        30%               54%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian .............................               1.78%      1.78%      1.93%             2.02%(1)


                         HIGH YIELD FUND CLASS C SHARES


                                                                        YEAR
                                                                        ENDED
                                                                     OCTOBER 31,
                                                                     -----------
                                                                        2002
                                                                     -----------
Net Asset Value, Beginning of Period ............................

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income .........................................
  Net Realized and Unrealized Gain/(Loss) on Investments ........

    Total from Investment Operations ............................

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..........................
  Distributions from Net Realized Capital Gains .................

    Total Distributions .........................................

Net Asset Value, End of Period ..................................

Total Return(2) .................................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets End of Period (in 000's) ...........................
  Ratio of Operating Expenses to Average Net Assets(6) ..........
  Ratio of Net Investment Income to Average Net Assets ..........
  Portfolio Turnover Rate .......................................
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian .............................


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                       TAX-EXEMPT BOND FUND CLASS A SHARES


                                                                                                                       YEAR
                                                                                                                       ENDED
                                                               YEAR ENDED OCTOBER 31,             PERIOD ENDED      DECEMBER 31,
                                                       ---------------------------------------     OCTOBER 31,      ------------
                                                        2002    2001       2000         1999         1998(9)           1997
                                                       -------------------------------------------------------------------------
Net Asset Value, Beginning of Period................          $   7.55   $   7.41     $   8.11       $   8.09       $   7.83
                                                              --------   --------     --------       --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.............................              0.37       0.40         0.41           0.34           0.38
  Net Realized and Unrealized Gain/(Loss) on
   Investments......................................              0.38       0.14        (0.70)          0.02           0.27
                                                              --------   --------     --------       --------       --------
    Total from Investment Operations................              0.75       0.54        (0.29)          0.36           0.65
                                                              --------   --------     --------       --------       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..............             (0.37)     (0.40)       (0.41)         (0.34)         (0.38)
  Distributions from Net Realized Capital Gains.....                 -          -            -              -          (0.01)
                                                              --------   --------     --------       --------       --------
    Total Distributions.............................             (0.37)     (0.40)       (0.41)         (0.34)         (0.39)
                                                              --------   --------     --------       --------       --------
Net Asset Value, End of Period......................          $   7.93   $   7.55     $   7.41       $   8.11       $   8.09
                                                              ========   ========     ========       ========       ========
Total Return(2).....................................             10.16%      7.52%       (3.77)%         4.58%          8.59%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's)..............          $219,883   $207,309     $247,814       $301,162       $188,021
  Ratio of Operating Expenses to Average Net
   Assets(6)........................................              0.89%      0.88%        0.89%          0.84%(1)       0.80%
  Ratio of Net Investment Income to Average Net
   Assets...........................................              4.75%      5.41%        5.16%          5.14%(1)       4.84%
  Portfolio Turnover Rate...........................                44%        28%          57%             6%            21%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and/or
   Fees Reduced by Credits Allowed by the
   Custodian........................................              0.89%      0.90%           -              -              -


                       TAX-EXEMPT BOND FUND CLASS B SHARES


                                                                                                                          YEAR
                                                                                                                          ENDED
                                                                     YEAR ENDED OCTOBER 31,          PERIOD ENDED     DECEMBER 31,
                                                             ------------------------------------     OCTOBER 31,     -------------
                                                              2002   2001      2000        1999         1998(9)           1997
                                                             ----------------------------------------------------------------------
Net Asset Value, Beginning of Period......................          $  7.55   $  7.41     $  8.11       $   8.09        $ 7.83
                                                                    -------   -------     -------       --------        ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income...................................             0.31      0.34        0.35           0.28          0.32
  Net Realized and Unrealized Gain/(Loss) on
   Investments............................................             0.38      0.14       (0.70)          0.03          0.27
                                                                    -------   -------     -------       --------        ------
    Total from Investment Operations......................             0.69      0.48       (0.35)          0.31          0.59
                                                                    -------   -------     -------       --------        ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income....................            (0.31)    (0.34)      (0.35)         (0.29)        (0.32)
  Distributions from Net Realized Capital Gains...........                -         -           -              -         (0.01)
                                                                    -------   -------     -------       --------        ------
    Total Distributions...................................            (0.31)    (0.34)      (0.35)         (0.29)        (0.33)
                                                                    -------   -------     -------       --------        ------
Net Asset Value, End of Period............................          $  7.93   $  7.55     $  7.41       $   8.11        $ 8.09
                                                                    =======   =======     =======       ========        ======
Total Return(2)...........................................             9.35%     6.73%      (4.52)%         3.88%         7.71%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's)....................          $43,978   $26,332     $25,059       $ 17,344        $8,110
  Ratio of Operating Expenses to Average Net Assets(6)....             1.63%     1.61%       1.64%          1.62%(1)      1.62%
  Ratio of Net Investment Income to Average Net Assets....             4.01%     4.68%       4.41%          4.36%(1)      4.00%
  Portfolio Turnover Rate.................................               44%       28%         57%             6%           21%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and/or Fees
   Reduced by Credits Allowed by the Custodian............             1.63%     1.63%          -              -             -


                       TAX-EXEMPT BOND FUND CLASS C SHARES


                                                               YEAR
                                                               ENDED
                                                            OCTOBER 31,
                                                            -----------
                                                               2002
                                                            -----------
Net Asset Value, Beginning of Period......................

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income...................................
  Net Realized and Unrealized Gain/(Loss) on
   Investments............................................

    Total from Investment Operations......................

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income....................
  Distributions from Net Realized Capital Gains...........

    Total Distributions...................................

Net Asset Value, End of Period............................

Total Return(2)...........................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's)....................
  Ratio of Operating Expenses to Average Net Assets(6)....
  Ratio of Net Investment Income to Average Net Assets....
  Portfolio Turnover Rate.................................
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and/or Fees
   Reduced by Credits Allowed by the Custodian............


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                    CALIFORNIA MUNICIPAL FUND CLASS A SHARES


                                                                                                                   YEAR ENDED
                                                                      YEAR ENDED OCTOBER 31,        PERIOD ENDED     JUNE 30,
                                                               ------------------------------------   OCTOBER 31,  ----------
                                                                 2002   2001      2000      1999      1998(7)         1998
                                                               --------------------------------------------------------------
Net Asset Value, Beginning of Period........................           $  10.81  $  10.43  $  11.46   $  11.33       $  10.92
                                                                       --------  --------  --------   --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................               0.53      0.55      0.54       0.19(3)        0.58(3)
  Net Realized and Unrealized Gain/(Loss) on Investments....               0.53      0.38     (0.94)      0.13           0.41
                                                                       --------  --------  --------   --------       --------
    Total from Investment Operations........................               1.06      0.93     (0.40)      0.32           0.99
                                                                       --------  --------  --------   --------       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................              (0.53)    (0.55)    (0.57)     (0.19)         (0.58)
  Distributions from Net Realized Capital Gains.............                  -         -     (0.06)         -              -
                                                                       --------  --------  --------   --------       --------
    Total Distributions.....................................              (0.53)    (0.55)    (0.63)     (0.19)         (0.58)
                                                                       --------  --------  --------   --------       --------
Net Asset Value, End of Period..............................           $  11.34    $10.81  $  10.43   $  11.46       $  11.33
                                                                       ========  ========  ========   ========       ========
Total Return(2).............................................               9.99%     9.33     (3.87)%     2.82%          9.26%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's)......................           $291,132  $248,941  $283,929   $287,590       $290,328
  Ratio of Operating Expenses to Average Net Assets(6)......               0.85%     0.87%     0.88%      0.97%(1)       1.00%
  Ratio of Net Investment Income to Average Net Assets......               4.74%     5.30%     4.94%      4.87%(1)       5.18%
  Portfolio Turnover Rate...................................                 52%       40%       92%        28%            87%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian.........................               0.86%     0.88%     0.91%      1.05%(1)       1.19%


                    CALIFORNIA MUNICIPAL FUND CLASS B SHARES


                                                                                                                   YEAR ENDED
                                                                      YEAR ENDED OCTOBER 31,         PERIOD ENDED   JUNE 30,
                                                              -------------------------------------   OCTOBER 31,  ----------
                                                                2002    2001      2000      1999       1998(7)         1998
                                                              ---------------------------------------------------------------
Net Asset Value, Beginning of Period........................           $  10.81  $  10.43  $  11.46    $ 11.33        $ 10.92
                                                                       --------  --------  --------    ------         -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................               0.44      0.48      0.48       0.16(3)        0.50(3)
  Net Realized and Unrealized Gain on Investments...........               0.53      0.38     (0.97)      0.13           0.41
                                                                       --------  --------  --------    -------        -------
    Total from Investment Operations........................               0.97      0.86     (0.49)      0.29           0.91
                                                                       --------  --------  --------    -------        -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................              (0.44)    (0.48)    (0.48)     (0.16)         (0.50)
  Distributions from Net Realized Capital Gains.............                  -         -     (0.06)         -              -
                                                                       --------  --------  --------    -------        -------
    Total Distributions.....................................              (0.44)    (0.48)    (0.54)     (0.16)         (0.50)
                                                                       --------  --------  --------    -------        -------
Net Asset Value, End of Period..............................           $  11.34  $  10.81    $10.43    $ 11.46        $ 11.33
                                                                       ========  ========  ========    =======        =======
Total Return(2).............................................               9.19%     8.53%    (4.62)%     2.56%          8.45%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's)......................           $237,594  $160,086  $133,842    $49,683        $34,537
  Ratio of Operating Expenses to Average Net Assets(6)......               1.58%     1.60%     1.63%      1.72%(1)       1.75%
  Ratio of Net Investment Income to Average Net Assets......               4.01%     4.57%     4.19%      4.12%(1)       4.42%
  Portfolio Turnover Rate...................................                 52%       40%       92%        28%            87%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian.........................               1.59%     1.61%     1.66%      1.81%(1)       1.95%




                    CALIFORNIA MUNICIPAL FUND CLASS C SHARES




                                                                  YEAR
                                                                  ENDED
                                                               OCTOBER 31,
                                                              ------------
                                                                  2002
                                                              ------------
Net Asset Value, Beginning of Period........................

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................
  Net Realized and Unrealized Gain on Investments...........

    Total from Investment Operations........................

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................
  Distributions from Net Realized Capital Gains.............

    Total Distributions.....................................

Net Asset Value, End of Period..............................

Total Return(2).............................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's)......................
  Ratio of Operating Expenses to Average Net Assets(6)......
  Ratio of Net Investment Income to Average Net Assets......
  Portfolio Turnover Rate...................................
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian.........................


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

          CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND CLASS A SHARES


                                                                                                                        YEAR ENDED
                                                                       YEAR ENDED OCTOBER 31,            PERIOD ENDED     JUNE 30,
                                                              ---------------------------------------                   ----------
                                                                                                          OCTOBER 31,
                                                                2002     2001       2000       1999        1998(7)          1998
                                                              --------------------------------------------------------------------
Net Asset Value, Beginning of Period .......................            $ 10.58    $ 10.30    $ 11.02      $ 10.81         $ 10.74
                                                                        -------    -------    -------      -------         -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ....................................               0.44       0.44     0.44(3)        0.16            0.49
  Net Realized and Unrealized Gain/(Loss) on Investments ...               0.49       0.31      (0.55)        0.21            0.17
                                                                        -------    -------    -------      -------         -------
    Total from Investment Operations .......................               0.93       0.75      (0.11)        0.37            0.66
                                                                        -------    -------    -------      -------         -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .....................              (0.44)     (0.44)     (0.45)       (0.16)          (0.49)
  Distributions from Net Realized Capital Gains ............              (0.09)     (0.03)     (0.16)           -           (0.10)
                                                                        -------    -------    -------      -------         -------
    Total Distributions ....................................              (0.53)     (0.47)     (0.61)       (0.16)          (0.59)
                                                                        -------    -------    -------      -------         -------
Net Asset Value, End of Period .............................            $ 10.98    $ 10.58    $ 10.30      $ 11.02         $ 10.81
                                                                        =======    =======    =======      =======         =======
Total Return(2) ............................................               9.00%      7.37%    (1.11)%        3.46%           6.26%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .....................            $39,996    $29,657    $31,253      $37,529         $38,724
  Ratio of Operating Expenses to Average Net Assets(6) .....               0.73%      0.91%      0.89%        0.82%(1)        0.86%
  Ratio of Net Investment Income to Average Net Assets .....               4.09%      4.19%      4.13%        4.39%(1)        4.49%
  Portfolio Turnover Rate ..................................                 23%        45%        93%           7%             25%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian ........................               0.92%      0.93%      0.97%        1.15%(1)        1.25%


          CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND CLASS B SHARES


                                                                                                                        YEAR ENDED
                                                                       YEAR ENDED OCTOBER 31,            PERIOD ENDED    JUNE 30,
                                                              ---------------------------------------                   ----------
                                                                                                          OCTOBER 31,
                                                                2002     2001       2000       1999        1998(7)        1998
                                                              --------------------------------------------------------------------
Net Asset Value, Beginning of Period .......................            $ 10.58    $ 10.30    $ 11.02      $ 10.81       $ 10.74
                                                                        -------    -------    -------      -------       -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ....................................               0.36       0.36       0.36(3)      0.13          0.41
  Net Realized and Unrealized Gain/(Loss) on Investments ...               0.49       0.31      (0.56)        0.21          0.17
                                                                        -------    -------    -------      -------       -------
    Total from Investment Operations .......................               0.85       0.67      (0.20)        0.34          0.58
                                                                        -------    -------    -------      -------       -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .....................              (0.36)     (0.36)     (0.36)       (0.13)        (0.41)
  Distributions from Net Realized Capital Gains ............              (0.09)     (0.03)     (0.16)           -         (0.10)
                                                                        -------    -------    -------      -------       -------
    Total Distributions ....................................              (0.45)     (0.39)     (0.52)       (0.13)        (0.51)
                                                                        -------    -------    -------      -------       -------
Net Asset Value, End of Period .............................            $ 10.98    $ 10.58    $ 10.30      $ 11.02       $ 10.81
                                                                        =======    =======    =======      =======       =======
Total Return(2) ............................................               8.19%      6.57%    (1.89)%        3.20%         5.47%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .....................            $51,525    $35,685    $35,501      $23,960       $21,688
  Ratio of Operating Expenses to Average Net Assets(6) .....               1.48%      1.66%      1.64%        1.57%(1)      1.61%
  Ratio of Net Investment Income to Average Net Assets .....               3.34%      3.44%      3.38%        3.64%(1)      3.74%
  Portfolio Turnover Rate ..................................                 23%        45%        93%           7%           25%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian ........................               1.67%      1.68%      1.72%        1.90%(1)      2.01%



          CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND CLASS C SHARES



                                                                 YEAR
                                                                 ENDED
                                                              OCTOBER 31,
                                                              -----------
                                                                 2002
                                                              -----------
Net Asset Value, Beginning of Period .......................

 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ....................................
  Net Realized and Unrealized Gain/(Loss) on Investments ...

    Total from Investment Operations .......................

 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .....................
  Distributions from Net Realized Capital Gains ............

    Total Distributions ....................................

Net Asset Value, End of Period .............................

Total Return(2) ............................................
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .....................
  Ratio of Operating Expenses to Average Net Assets(6) .....
  Ratio of Net Investment Income to Average Net Assets .....
  Portfolio Turnover Rate ..................................
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian ........................


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                        MONEY MARKET FUND CLASS A SHARES


                                                                                             FISCAL             YEAR ENDED
                                                            YEAR ENDED OCTOBER 31,         PERIOD ENDED        DECEMBER 31,
                                                        ------------------------------                     --------------------
                                                                                            OCTOBER 31,
                                                        2002     2001       2000        1999        1998(8)        1997
                                                        ----------------------------------------------------------------
Net Asset Value, Beginning of Period .................        $   1.00   $   1.00    $   1.00    $   1.00       $   1.00
                                                              --------   --------    --------    --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ..............................           0.043      0.056       0.044       0.041          0.049
                                                              --------   --------    --------    --------       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ...............          (0.043)    (0.056)     (0.044)     (0.041)        (0.049)
                                                              --------   --------    --------    --------       --------
Net Asset Value, End of Period .......................        $   1.00   $   1.00    $   1.00    $   1.00       $   1.00
                                                              ========   ========    ========    ========       ========
Total Return(2) ......................................            4.40%      5.79%       4.52%       4.19%          5.04%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ...............        $647,951   $458,368    $460,444    $403,443       $260,877
  Ratio of Operating Expenses to Average Net
   Assets(6) .........................................            0.64%      0.65%       0.72%       0.66%(1)       0.75%
  Ratio of Net Investment Income to Average Net
   Assets ............................................            4.21%      5.62%       4.43%       4.94%(1)       4.93%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and Fees
   Reduced by Credits Allowed by the Custodian .......            0.64%      0.65%       0.73%       0.67%(1)       0.83%


                        MONEY MARKET FUND CLASS B SHARES


                                                                                             FISCAL             YEAR ENDED
                                                            YEAR ENDED OCTOBER 31,         PERIOD ENDED        DECEMBER 31,
                                                        ------------------------------                     --------------------
                                                                                            OCTOBER 31,
                                                         2002     2001       2000        1999        1998(8)        1997
                                                        ----------------------------------------------------------------
Net Asset Value, Beginning of Period .................        $   1.00   $   1.00    $   1.00    $   1.00       $   1.00
                                                              --------   --------    --------    --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ..............................           0.033      0.046       0.034       0.035          0.041
                                                              --------   --------    --------    --------       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ...............          (0.033)    (0.046)     (0.034)     (0.035)        (0.041)
                                                              --------   --------    --------    --------       --------
Net Asset Value, End of Period .......................        $   1.00   $   1.00    $   1.00    $   1.00       $   1.00
                                                              ========   ========    ========    ========       ========
Total Return(1) ......................................            3.32%      4.68%       3.44%       3.52%          4.15%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ...............        $ 74,603   $ 23,469    $ 20,452    $  6,619       $    471
  Ratio of Operating Expenses to Average Net
   Assets(2) .........................................            1.69%      1.71%       1.77%       1.64%(1)       1.59%
  Ratio of Net Investment Income to Average Net
   Assets ............................................            3.16%      4.56%       3.38%       3.96%(1)       4.15%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and Fees
   Reduced by Credits Allowed by the Custodian .......            1.69%      1.71%       1.78%       1.65%(1)       1.80%


Footnotes appear on page

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                   TAX-EXEMPT MONEY MARKET FUND CLASS A SHARES


                                                                                                                       YEAR ENDED
                                                                     YEAR ENDED OCTOBER 31,         PERIOD ENDED       DECEMBER 31,
                                                          ----------------------------------------                   --------------
                                                                                                     OCTOBER 31,
                                                             2002      2001      2000       1999       1998(8)           1997
                                                          -------------------------------------------------------------------------
Net Asset Value, Beginning of Period......................            $  1.00   $  1.00    $  1.00     $  1.00          $  1.00
                                                                      -------   -------    -------     -------          -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income...................................              0.025     0.033      0.026       0.026            0.031
                                                                      -------   -------    -------     -------          -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income....................             (0.025)   (0.033)    (0.026)     (0.026)          (0.031)
                                                                      -------   -------    -------     -------          -------
Net Asset Value, End of Period............................            $  1.00   $  1.00    $  1.00     $  1.00          $  1.00
                                                                      =======   =======    =======     =======          =======
Total Return(2)...........................................               2.57%     3.39%      2.65%       2.60%            3.18%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's)....................            $31,527   $28,596    $31,353     $25,441          $32,134
  Ratio of Operating Expenses to Average Net Assets(6)....               0.74%     0.72%      0.57%       0.55%(1)         0.57%
  Ratio of Net Investment Income to Average Net Assets....               2.52%     3.33%      2.63%       3.09%(1)         3.14%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and Fees
   Reduced by Credits Allowed by the Custodian............               0.74%     0.88%      0.89%       0.72%(1)         0.71%


                      CALIFORNIA MONEY FUND CLASS A SHARES


                                                                                                                         YEAR ENDED
                                                                     YEAR ENDED OCTOBER 31,             PERIOD ENDED      JUNE 30,
                                                          -----------------------------------------                     ------------
                                                                                                        OCTOBER 31,
                                                             2002      2001       2000       1999         1998(7)          1998
                                                          --------------------------------------------------------------------------
Net Asset Value, Beginning of Period....................              $  1.00   $  1.00     $  1.00       $  1.00        $  1.00
                                                                      -------   -------     -------       -------        -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.................................                0.023     0.028       0.022         0.008          0.027
                                                                      -------   -------     -------       -------        -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..................               (0.023)   (0.028)     (0.022)       (0.008)        (0.027)
                                                                      -------   -------     -------       -------        -------
Net Asset Value, End of Period..........................              $  1.00   $  1.00     $  1.00       $  1.00        $  1.00
                                                                      =======   =======     =======       =======        =======
Total Return(2).........................................                 2.32%     2.79 %      2.24%         0.99%          2.73%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's)..................              $42,558   $35,407     $34,216       $37,167        $37,403
  Ratio of Operating Expenses to Average Net
   Assets(6)............................................                 0.62%     0.69 %      0.81%         0.73%(1)       0.82%
  Ratio of Net Investment Income to Average Net
   Assets...............................................                 2.27%     2.76 %      2.22%         2.31%(1)       2.71%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and Fees
   Reduced by Credits Allowed by the Custodian..........                 0.70%     0.69 %      0.81%         0.87%(1)       0.99%


Footnotes appear on page

FOOTNOTES TO FINANCIAL HIGHLIGHTS

 (1)  Annualized.
 (2) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 (3)  Per share numbers have been calculated using the average shares method.
 (4)  Amount represents less than $0.01 per share.
 (5) The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund or Portfolio shares.
 (6) Ratio of operating expenses to average net assets includes expenses paid indirectly.
 (7)  Fiscal year end changed to October 31 from June 30.
 (8)  Fiscal year end changed to October 31 from December 31.
 (9)  On April 8, 1998 and May 5, 1998 the Fund commenced selling
      Class A and Class B shares, respectively.
(10)  The Fund commenced operations on March 1, 2000.
(11)  The Portfolio commenced selling Class A and Class B shares on July 25,
      1996.
(12) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

                                   APPENDIX A

          DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:

+ Aaa, Aa -- Bonds which are rated Aaa or Aa are judged to be of the best quality and high quality, respectively. Together, they comprise what is generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

+ A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

+ Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

+ Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

+ B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

+ Caa -- Bonds which are rated Caa are poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

+ Ca -- Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.


+ C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                 DESCRIPTION OF STANDARD & POOR'S BOND RATINGS:

+ AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

+ BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

+ BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse business, economic and financial conditions.

+ D -- Bonds rated D are in payment default, meaning payment of interest and/or repayment of principal is in arrears.

FOR MORE INFORMATION ABOUT THE WM GROUP OF FUNDS


The WM Group's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Portfolios and Funds. The SAI and the Independent Auditors' Reports, along with the financial statements, included in the Portfolios' and Funds' most recent Annual Reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes. The Portfolio's and Funds' Annual Reports discuss the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about the WM Group of Funds, or make shareholder inquiries by contacting your financial advisor, by calling toll-free 1-800-222-5852, or by visiting wmgroupoffunds.com.


You may review and copy information about the Portfolios and Funds, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Portfolios and Funds on the EDGAR database or the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the following file numbers:

                               FILE NO. 811-00123

Money Market Fund
Tax-Exempt Money Market Fund
U.S. Government Securities Fund
Income Fund
High Yield Fund
Tax-Exempt Bond Fund
REIT Fund
Equity Income Fund
Growth & Income Fund
Mid Cap Stock Fund
West Coast Equity Fund


                               FILE NO. 811-05775

California Money Fund
Short Term Income Fund
California Municipal Fund
California Insured Intermediate Municipal Fund
Growth Fund
Small Cap Stock Fund
International Growth Fund

                               FILE NO. 811-07577

Strategic Growth Portfolio
Conservative Growth Portfolio
Balanced Portfolio
Conservative Balanced Portfolio
Flexible Income Portfolio

                                WM GROUP OF FUNDS
                                     I Share
                                   Prospectus
                                  MARCH 1, 2003


Equity Funds
+ REIT Fund
+ Equity Income Fund
+ Growth & Income Fund
+ West Coast Equity Fund (formerly Growth Fund of the Northwest)
+ Mid Cap Stock Fund
+ Growth Fund
+ Small Cap Stock Fund
+ International Growth Fund
Fixed-Income Funds

+ Short Term Income Fund
+ U.S. Government Securities Fund
+ Income Fund
+ High Yield Fund
Money Fund

+ Money Market Fund

The WM Group of Funds provides a broad selection of investment alternatives to investors.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a crime.

                                WM GROUP OF FUNDS

                                TABLE OF CONTENTS

                                                               PAGE
             Risk/Return Summary
               Equity Funds
               Fixed-Income Funds
               Money Fund
               Summary of Principal Risks
             Fees and Expenses of the Funds
             Description of the Funds
               Equity Funds
               Fixed-Income Funds
               Money Fund
               Common Investment Practices
             How Can I Invest in the Funds?
             Class I Shares
             Distribution of Income and Capital Gains
             How Can I Sell My Shares?
             How Can I Exchange My Shares?
             Tax Considerations
             How NAV is Determined
             Advisors and Sub-Advisors
             Individual Fund Managers
             Financial Highlights
             Appendix A

                               RISK/RETURN SUMMARY

The WM Group of Funds provides a broad range of investment choices. This summary identifies the investment objective, principal investment strategies and principal risks of each Fund. The principal investment strategies identified in this summary are not the only investment strategies available to the Funds, and any number of principal investment strategies may not be in use at any given time. For a discussion of other investment strategies available to the Funds, please see the Statement of Additional Information (the "SAI").

The principal investment strategies identified in this summary provide specific information about each of the Funds, but there are some general principles WM Advisors and the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, as well as the credit quality of individual issuers.

The discussion of each Fund's principal investment strategies includes a short discussion of some of the principal risks of investing in such Fund. You can find additional information about each Fund, including a more detailed description of these and other principal risks of an investment in each Fund, after this summary. Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Funds, and the related risks, before you invest.


Below the description of each Fund is a bar chart showing how the investment returns of its Class I shares have varied in the past ten years, or in the years since the Fund began if that is less than ten years. The bar chart is intended to provide some indication of the volatility of the Fund's returns. The table following each bar chart shows how, for Class I shares, average total annual returns of the Fund or Class (other than the Money Market Fund) compare to returns of a broad-based securities market index for the last one, five and ten years (or, for a newer Fund or Class, for the life of the Fund). PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.



There can be no assurance that any Fund will achieve its objective. It is possible to lose money by investing in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

--------------------------------------------------------------------------------
                                   REIT fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide a high level of current income and intermediate- to long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in real estate investment trust ("REIT") securities or debt securities of issuers that are principally engaged in the U.S. real estate or related industries. The Fund's investments may also include convertible securities, mortgage-backed securities, U.S. government securities, American Depository Receipts (ADRs) and European Depository Receipts (EDRs), repurchase agreements and zero coupon bonds.

WM Advisors seeks investments for the Fund that represent a variety of sectors in the real estate industry. In selecting investments for the Fund, WM Advisors looks for high-quality REITs at attractive values which have fundamental indicators of dividend growth potential, capital appreciation, a strong financial position, low tenant concentration, and solid management demonstrating consistency in adding value and generating cash flow.

Among the principal risks of investing in the Fund are:

.. Market Risk                      . Derivatives Risk
.. Credit Risk                      . Liquidity Risk
.. Currency Risk                    . Leveraging Risk
.. Foreign Investment Risk          . Management Risk
.. Real Estate Risk                 . Smaller Company Risk

No performance information is available for the REIT Fund because it had not commenced operations prior to the date of this Prospectus.

--------------------------------------------------------------------------------
                               EQUITY INCOME fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide a relatively high level of current income and long-term growth of income and principal.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in dividend-paying common stocks and preferred stocks. The Fund's investments may also include bonds, convertible securities, U.S. GOVERNMENT SECURITIES, AMERICAN DEPOSITORY RECEIPTS (ADRs) and EUROPEAN DEPOSITORY RECEIPTS (EDRs), MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), REPURCHASE AGREEMENTS and REAL ESTATE INVESTMENT TRUSTS (REITs).

In selecting debt investments for the Fund, WM Advisors looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than WM Advisors believes they are worth.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

YEARLY performance (Class I Shares)

[Yearly Performance Chart]

                                                               ANNUAL RETURN (%)
                                                               -----------------
2001                                                                 7.78

2002



During the periods shown above, the highest quarterly return was 5.56% (for the quarter ended 12/31/01), and the lowest was -3.66% (for the quarter ended 9/30/01).

                                PERFORMANCE TABLE

AVERAGE ANNUAL TOTAL RETURNS                         PAST        SINCE CLASS I
(FOR PERIODS ENDED DECEMBER 31, 2002)              ONE YEAR   INCEPTION (8/1/00)
--------------------------------------------------------------------------------
 CLASS I SHARES
--------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX*
--------------------------------------------------------------------------------
 BARRA 500 VALUE INDEX**
--------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX***
--------------------------------------------------------------------------------


* This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.

** This index is constructed by ranking the securities in the Standard & Poor's 500 index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Index.

*** Effective March 1, 2003, the Barra 500 Value Index replaced the Lehman Brothers Government / Credit Bond Index, which is generally considered representative of the U.S. Government and corporate bond markets, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics.

--------------------------------------------------------------------------------
                              GROWTH & INCOME fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide long-term capital growth. Current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks. In selecting investments for the Fund, WM Advisors looks for common stocks that it believes are currently undervalued and whose issuers WM Advisors believes have the potential to increase earnings over time. WM Advisors seeks out companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

YEARLY performance (Class I Shares)*

[Yearly Performance Chart]

                                                               ANNUAL RETURN (%)
                                                               -----------------
1999                                                                18.56
2000                                                                 1.86
2001                                                                -2.91

2002

During the periods shown above, the highest quarterly return was 12.04% (for the quarter ended 12/31/99), and the lowest was -13.22% (for the quarter ended 9/30/01).

                               PERFORMANCE TABLE


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                       PAST        SINCE CLASS I
(FOR PERIODS ENDED DECEMBER 31, 2002)            ONE YEAR   INCEPTION (3/23/98)
-------------------------------------------------------------------------------
 CLASS I SHARES
-------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX*
-------------------------------------------------------------------------------




* This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.

--------------------------------------------------------------------------------
                             WEST COAST EQUITY fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund (formerly "Growth Fund of the Northwest") seeks long-term growth of capital.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies located or doing business in Alaska, California, Idaho, Montana, Oregon and Washington. The Fund's investments may include REAL ESTATE INVESTMENT TRUSTS (REITs).


In selecting investments for the Fund, WM Advisors looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Geographic Concentration Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk


YEARLY performance (Class I Shares)*


[Yearly Performance Chart]

                                                             ANNUAL RETURN (%)
                                                             -----------------
2000                                                               6.99
2001                                                               6.69

2002


During the period shown above, the highest quarterly return was 29.93% (for the quarter ended 6/30/01), and the lowest was -25.10% (for the quarter ended 9/30/01).

                               PERFORMANCE TABLE*

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                         PAST        SINCE CLASS I
(FOR PERIODS ENDED DECEMBER 31, 2002)              ONE YEAR   INCEPTION (6/7/99)
--------------------------------------------------------------------------------
 CLASS I SHARES
--------------------------------------------------------------------------------
 RUSSELL 3000 INDEX**
--------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX***
--------------------------------------------------------------------------------


* The Fund's performance through December 31, 1999 benefitted from the Agreement of WM Advisors and its affiliates to limit the Fund's expenses.


** This index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

*** Effective March 1, 2003, the Russell 3000 Index replaced the Standard & Poor's 500 Index which is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics.

--------------------------------------------------------------------------------
                               MID CAP STOCK fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks and other equity securities of companies having market capitalizations in the range of companies included in the S&P MidCap 400 Index at the time of purchase. In selecting investments for the Fund, WM Advisors looks for equity investments in companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

In determining whether securities should be sold, the Advisor considers factors such as high valuations relative to other investment opportunities, and deteriorating short or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400 Index.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

YEARLY performance (Class I Shares)

[Yearly Performance Chart]


                                                               ANNUAL RETURN (%)
                                                               -----------------
2001                                                                 11.38
2002



During the period shown above, the highest quarterly return was 14.01% (for the quarter ended 12/31/01), and the lowest was -12.71% (for the quarter ended 9/30/01).

                                PERFORMANCE TABLE


---------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                   PAST        SINCE CLASS I
(FOR PERIODS ENDED DECEMBER 31, 2002)                        ONE YEAR    INCEPTION (3/1/00)
---------------------------------------------------------------------------------------------
 CLASS I SHARES
---------------------------------------------------------------------------------------------
 STANDARD & POOR'S 400 MIDCAP INDEX*
---------------------------------------------------------------------------------------------


* This is an unmanaged index of the common stocks of 400 mid-size U.S. companies, selected on the basis of market capitalization, liquidity and industry representation.

--------------------------------------------------------------------------------
                                  GROWTH fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, including FOREIGN INVESTMENTS, that, in the opinion of WM Advisors or the sub-advisor, offer potential for growth. The Fund may also invest in commercial paper and preferred stock.

In selecting investments for the Fund, the Fund's three sub-advisors, look for individual companies that they believe have exceptional potential for growth, regardless of economic conditions. WM Advisors will determine the proportion of the Fund's assets to be managed by each sub-advisor. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams, rather than on the broad analysis of a particular sector or market trend.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

YEARLY performance (Class I Shares)*

[Yearly Performance Chart]



                                                                 ANNUAL RETURN
                                                                 -------------
1997                                                                 50.01
1998                                                                 75.08
1999                                                                 94.67
2000                                                                -21.68
2001                                                                -29.02
2002


During the periods shown above, the highest quarterly return was 42.86% (for the quarter ended 12/31/99), and the lowest was -24.00% (for the quarter ended 3/31/01).

                               PERFORMANCE TABLE*


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED                      PAST        PAST        SINCE CLASS I
 DECEMBER 31, 2002)                   ONE YEAR   FIVE YEARS  INCEPTION (7/25/96)
--------------------------------------------------------------------------------
 CLASS I SHARES
--------------------------------------------------------------------------------
 RUSSELL 1000 GROWTH**
--------------------------------------------------------------------------------
 STANDARD & POOR'S 500 INDEX***
--------------------------------------------------------------------------------


* The Fund's performance through December 31, 2000 benefitted from the Agreement of WM Advisors and its affiliates to limit the Fund's expenses.


** This index represents the performance of those companies in the Russell 1000 Index (the 1,000 largest companies included in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values.

*** Effective March 1, 2003, the Russell 1000 Growth index replaced the Standard & Poor,s 500 Index which is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics.

--------------------------------------------------------------------------------
                              SMALL CAP STOCK fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities, including FOREIGN INVESTMENTS, of companies with market capitalizations in the range represented by the Russell 2000 Index. The Fund may also utilize STRATEGIC TRANSACTIONS (derivatives) such as futures and options on futures.

In selecting investments for the Fund, WM Advisors looks for small cap companies that it expects to achieve growth in earnings and revenues, or that it believes are currently undervalued relative to their true worth. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the Russell 2000 Index.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

YEARLY performance (Class I Shares)*

[Yearly Performance Chart]




                                                                   ANNUAL RETURN
                                                                   -------------
1997                                                                   16.36
1998                                                                    5.24
1999                                                                   71.61
2000                                                                  -11.53
2001                                                                  -13.15
2002



During the periods shown above, the highest quarterly return was 54.03% (for the quarter ended 12/31/99), and the lowest was -41.23% (for the quarter ended 9/30/01).

                               PERFORMANCE TABLE*


----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST         PAST         SINCE CLASS I
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR    FIVE YEARS   INCEPTION (7/25/96)
----------------------------------------------------------------------------------------------------------
 CLASS A SHARES*
----------------------------------------------------------------------------------------------------------
 RUSSELL 2000 GROWTH INDEX**
----------------------------------------------------------------------------------------------------------
 RUSSELL 2000 INDEX***
----------------------------------------------------------------------------------------------------------


* There were no Class I shares outstanding from April 13, 1999 to January 5, 2000. Yearly performance for 1999 and Average Annual Returns for periods including the period from April 13, 1999 to January 5, 2000 reflect the performance of the Fund's Class A shares, which have higher expenses and, therefore, lower performance.


** This index measures the performance of those companies in the Russell 2000 Index (the 2,000 smallest companies included in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values.

*** Effective March 1, 2003, the Russell 2000 Growth Index replaces the Russell 2000 Index which represents the smallest 2000 companies followed by Russell and is used to measure the U.S. small cap market, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics.

--------------------------------------------------------------------------------
                            INTERNATIONAL GROWTH fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of foreign issuers, including issuers located in developing or emerging market countries. The Fund may also utilize STRATEGIC TRANSACTIONS (derivatives) such as FOREIGN CURRENCY EXCHANGE TRANSACTIONS.

In selecting investments for the Fund, Capital Guardian Trust Company, the Fund's sub-advisor, seeks to identify foreign stocks that it believes have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets, and strong owner management. Capital Guardian utilizes a research driven "bottom-up" approach in that decisions are made based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies and markets.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

YEARLY performance (Class I Shares)

[Yearly Performance Chart]




                                                                   ANNUAL RETURN
                                                                   -------------
1997                                                                   15.45
1998                                                                   25.44
1999                                                                   50.84
2000                                                                  -20.61
2001                                                                  -18.20
2002



During the periods shown above, the highest quarterly return was 29.31% (for the quarter ended 12/31/99), and the lowest was -16.93% (for the quarter ended 9/30/01).

                                PERFORMANCE TABLE


----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST         SINCE CLASS I
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR   FIVE YEARS   INCEPTION (7/25/96)
----------------------------------------------------------------------------------------------------------
 CLASS I SHARES                                                     %           %                    %
----------------------------------------------------------------------------------------------------------
 MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX*                   %           %                    %
----------------------------------------------------------------------------------------------------------


* This index includes stock markets of Europe, Australia and the Far East weighted by capitalization and represents the equity markets of 18 countries.

--------------------------------------------------------------------------------
                             SHORT TERM INCOME fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high-quality, short-term bonds and other FIXED-INCOME SECURITIES, which are rated in the top four categories by a nationally recognized statistical ratings organization ("NRSRO") or are of comparable quality ("investment grade"). Under normal circumstances, the Fund maintains a dollar-weighted average portfolio duration of three years or less. The Fund's investments may include CORPORATE SECURITIES, U.S. GOVERNMENT SECURITIES, REPURCHASE AGREEMENTS and MORTGAGE- and ASSET-BACKED SECURITIES.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

YEARLY performance (Class I Shares)*

[Yearly Performance Chart]


                                                              ANNUAL RETURN
                                                              -------------
1997                                                              5.21
1998                                                              4.80
1999                                                              3.08
2000                                                              8.33
2001                                                              8.52
2002


During the periods shown above, the highest quarterly return was 3.25% (for the quarter ended 9/30/01), and the lowest was 0.07% (for the quarter ended 6/30/99).

                               PERFORMANCE TABLE*


----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST         SINCE CLASS I
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR   FIVE YEARS   INCEPTION (7/25/96)
----------------------------------------------------------------------------------------------------------
 CLASS I SHARES                                                8.52%       6.49%             6.56%
----------------------------------------------------------------------------------------------------------
 MERRILL LYNCH (1-3 YEARS) CORPORATE BOND INDEX**              9.58%       7.08%             7.19%
----------------------------------------------------------------------------------------------------------

* The Fund's performance through December 31, 2002 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.


**This index includes all investment-grade, corporate debt securities with maturities of one to three years.

--------------------------------------------------------------------------------
                         U.S. GOVERNMENT SECURITIES fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund seeks a high level of current income consistent with safety and liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in U.S. GOVERNMENT SECURITIES, including collateralized mortgage obligations and other MORTGAGE-BACKED SECURITIES. The Fund may also invest in DOLLAR ROLLS, which involve leverage.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

YEARLY performance (Class I Shares)*

[Yearly Performance Chart]


                                                               ANNUAL RETURN (%)
                                                               -----------------
1999                                                                  0.31
2000                                                                 10.69
2001                                                                  7.48
2002


During the periods shown above, the highest quarterly return was 4.31% (for the quarter ended 9/30/01), and the lowest was -0.85% (for the quarter ended 6/30/99).

                               PERFORMANCE TABLE*


---------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        SINCE CLASS I
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR   INCEPTION (3/23/98)
---------------------------------------------------------------------------------------------
 CLASS I SHARES
---------------------------------------------------------------------------------------------
 SALOMON SMITH BARNEY MORTGAGE INDEX**
---------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVERNMENT BOND INDEX***
---------------------------------------------------------------------------------------------


* The Fund's performance through December 31, 2000 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.


** This index represents the mortgage-backed securities component of Salomon's U.S. Board Investment-Grade Bond Index, and consists of 30-and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages.

*** Effective March 1, 2003, the Salomon Smith Barney Mortgage Index replaced the Lehman Brothers Government Bond Index which includes all U.S. Government agency and Treasury securities, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics.

--------------------------------------------------------------------------------
                                  INCOME fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund seeks a high level of current income consistent with preservation of capital.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in a diversified pool of FIXED-INCOME SECURITIES including corporate securities, U.S. GOVERNMENT SECURITIES and MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), up to 35% of which may be in LOWER-RATED SECURITIES (sometimes called "junk bonds"). The Fund may also invest in convertible securities.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

YEARLY performance (Class I Shares)*

[Yearly Performance Chart]

                                                     ANNUAL RETURN
                                                     -------------
1999                                                     0.48
2000                                                     9.61
2001                                                     8.42
2002


During the periods shown above, the highest quarterly return was 3.59% (for the quarter ended 9/30/01), and the lowest was -0.76% (for the quarter ended 3/31/99).

                               PERFORMANCE TABLE*


--------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        SINCE CLASS I
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR   INCEPTION (3/23/98)
--------------------------------------------------------------------------------------------
 CLASS I SHARES
--------------------------------------------------------------------------------------------
 SALOMON SMITH BARNEY U.S. BROAD INVESTMENT-GRADE BOND INDEX**
--------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX***
--------------------------------------------------------------------------------------------


* The Fund's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.


** This index measures the performance of bonds issued in the U.S. investment-grade bond market and includes institutionally traded U.S. Treasury, government sponsored, mortgage, asset-backed and investment-grade securities.

*** Effective March 1, 2003, the Salomon Smith Barney U.S. Broad
Investment-Grade Bond Index replaces the Lehman Brothers Government/Credit Bond Index which is generally considered representative of the U.S. Government and corporate bond market, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics.

--------------------------------------------------------------------------------
                                 HIGH YIELD fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-yielding LOWER-RATED SECURITIES (sometimes called "junk bonds"), which may include FOREIGN INVESTMENTS. The Fund may also invest higher-rated FIXED-INCOME SECURITIES, preferred stock and convertible securities.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

YEARLY performance (Class I Shares)*

[Yearly Performance Chart]

                                                              ANNUAL RETURN
                                                              -------------
1999                                                              12.27
2000                                                              -1.20
2001                                                               3.66

2002

During the periods shown above, the highest quarterly return was 4.78% (for the quarter ended 6/30/99), and the lowest was -5.45% (for the quarter ended 12/31/00).

                               PERFORMANCE TABLE*

--------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        SINCE CLASS I
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR   INCEPTION (7/27/98)
--------------------------------------------------------------------------------------------
 CLASS I SHARES
--------------------------------------------------------------------------------------------
 SALOMON SMITH BARNEY U.S. HIGH YIELD MARKET INDEX**
--------------------------------------------------------------------------------------------
 LEHMAN BROTHERS HIGH YIELD INDEX***
--------------------------------------------------------------------------------------------


* The Fund's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.


** This index measures the performance of below-investment-grade debt issued by corporations domiciled in the U.S. or Canada.

*** Effective March 1, 2003 the Salomon Smith Barney U.S. High-Yield Market Index replaced the Lehman Brothers High Yield Index which includes all below investment-grade, corporate debt securities, because WM Advisors believes the new benchmark more accurately reflects the Fund's performance characteristics.

--------------------------------------------------------------------------------
                                MONEY MARKET fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to maximize current income while preserving capital and maintaining liquidity.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high-quality money market instruments, which may include U.S. GOVERNMENT SECURITIES, CORPORATE OBLIGATIONS, FLOATING AND VARIABLE RATE SECURITIES, MUNICIPAL OBLIGATIONS, U.S. dollar denominated FOREIGN INVESTMENTS, ASSET-BACKED SECURITIES, REPURCHASE AGREEMENTS, and WHEN ISSUED AND DELAYED-DELIVERY SECURITIES.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Foreign Investment Risk

- Liquidity Risk

- Management Risk

- Money Market Risk

YEARLY performance (Class I Shares)*

[Yearly Performance Chart]

                                                                 ANNUAL RETURN
                                                                 -------------
1999                                                                 4.68
2000                                                                 6.11
2001                                                                 3.71

2002

During the periods shown above, the highest quarterly return was 1.58% (for the quarter ended 9/30/00), and the lowest was -1.05% (for the quarter ended 3/31/99).

                               PERFORMANCE TABLE*

--------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        SINCE CLASS I
(FOR PERIODS ENDED DECEMBER 31, 2002)                         ONE YEAR   INCEPTION (3/23/98)
--------------------------------------------------------------------------------------------
 CLASS I SHARES
--------------------------------------------------------------------------------------------
 SALOMON BROTHERS 3-MONTH U.S. TREASURY BILL INDEX**
--------------------------------------------------------------------------------------------

* The Fund's performance through December 31, 1998 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

** This is an unmanaged index that measures the performance of 3-month U.S. Treasury Bills currently available in the marketplace.

                           SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors can affect that value, and it is possible to lose money on investments in the Funds. Factors that may affect a particular Fund as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Funds are subject to principal risks. These risks can change over time, because the types of investments made by the Funds can change over time. Investments mentioned in this summary and described in greater detail under "Common Investment Practices" appear in BOLD TYPE. That section also includes more information about the Funds, their investments and the related risks.


+ MARKET RISK. Each of the Funds is subject to market risk, which is the general risk of unfavorable changes in the market value of a Fund's portfolio securities.

One aspect of market risk is interest rate risk. As interest rates rise, your investment in a Fund is likely to be worth less because its income-producing equity or debt investments are likely to be worth less. This type of risk is generally greater for securities with longer maturities.

Even Funds such as the Short Term Income and U.S. Government Securities Funds are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality debt securities, such as U.S. GOVERNMENT SECURITIES.

Interest rate risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be compounded for Funds such as the Income and U.S. Government Securities Funds that invest in MORTGAGE-BACKED or other ASSET-BACKED SECURITIES that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable -- when interest rates are rising. Increased market risk is also likely for Funds such as the Short Term Income and Income Funds that invest in debt securities paying no interest, such as ZERO-COUPON, PRINCIPAL-ONLY and INTEREST-ONLY SECURITIES.

The Equity Funds, by investing in equity securities, such as common stock and preferred stock, and convertible securities, are exposed to a separate set of market risks. Those risks include the risks of broader equity market declines as well as more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.

+ CREDIT RISK. Each of the Funds may be subject to credit risk to the extent it invests in FIXED-INCOME SECURITIES. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to any of a Fund's portfolio transactions (including without limitation REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in credit ratings, apply. Credit risk is particularly significant for Funds such as the Equity Income, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock, Income and High Yield Funds that may invest significantly in LOWER-RATED SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. The Equity Income, Growth & Income, West Coast Equity, Growth, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income, Income, High Yield and Money Market Funds, which make FOREIGN INVESTMENTS denominated in U.S. dollars, are also subject to increased credit risk because of the added difficulties associated with requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.


+ CURRENCY RISK. Funds such as the REIT, Equity Income, Growth & Income, Growth, West Coast Equity, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income, Income and High Yield Funds that invest in securities denominated in, and/or receive revenues in, foreign currencies will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.

+ FOREIGN INVESTMENT RISK. Each of the Funds with FOREIGN INVESTMENTS such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, Income, High Yield and Money Market Funds, may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated.


+ GEOGRAPHIC CONCENTRATION RISK. The West Coast Equity Fund invests significant portions of its assets in concentrated geographic areas like the northwestern United States and California, and generally has more exposure to regional economic risks than Funds making investments more broadly.


+ LEVERAGING RISK. When a Fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. The REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, U.S. Government Securities, Income and High Yield Funds may achieve leverage by using REVERSE REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The REIT, Equity Income and Growth & Income Fund and the Fixed-Income Funds may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. Funds such as the REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income and U.S. Government Securities Funds may also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives) and by BORROWING money to meet redemption requests. The Money Market Fund may take on leveraging risk by investing collateral from securities loans and by borrowing money to meet redemption requests.

REAL ESTATE RISK. The REIT Fund's investments in the real estate industry, even though representing interests in different companies and sectors within the industry, may be affected by common economic forces and other factors. This increases the Fund's vulnerability to factors affecting the real estate industry. This risk is significantly greater than for a fund that invests in a range of industries, and may result in greater losses and volatility. The REIT Fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Internal Revenue Code and/or fail to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940.


+ DERIVATIVES RISK. Each of the Funds, except the Money Fund, may, subject to the limitations and restrictions stated elsewhere in this Prospectus and the SAI, use STRATEGIC TRANSACTIONS involving derivatives such as forward contracts, futures contracts, options, swaps, caps, floors and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate or index. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.

+ LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these ILLIQUID SECURITIES at an advantageous price. All of the Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make FOREIGN INVESTMENTS, or that invest in securities involving substantial market and/or credit risk tend to be subject to greater liquidity risk. In addition, liquidity risk increases for Funds that hold RESTRICTED SECURITIES.


+ MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. WM Advisors or the sub-advisor, if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will meet stated objectives or produce desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or the sub-advisor may choose not to use them under market conditions when their use would have been beneficial to the Funds.


+ SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively SMALL MARKET CAPITALIZATIONS. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The Equity Funds and the High Yield Fund in particular, generally have the greatest exposure to this risk.

+ MONEY MARKET RISK. While the Money Market Fund is designed to be a relatively low risk investment, it is not entirely free of risk. The Money Market Fund may not be able to maintain a net asset value ("NAV") of $1.00 per share as a result of a deterioration in the credit quality of issuers whose securities the Funds hold, or an increase in interest rates. In addition, investments in the Money Fund are subject to the risk that inflation may erode the Fund's purchasing power.

                             PRINCIPAL RISKS by fund

The following chart summarizes the Principal Risks of each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.


                                                Foreign     Geographic
                    Market  Credit  Currency   Investment  Concentration
       Fund          Risk    Risk     Risk        Risk         Risk
REIT
fund
EQUITY
INCOME                X       X         X          X
fund
GROWTH &
INCOME                X       X         X          X
fund
WEST COAST
EQUITY                X       X         X          X             X
fund
MID CAP STOCK
fund                  X       X         X          X
GROWTH
fund                  X       X         X          X
SMALL CAP
STOCK                 X       X         X          X
fund
INTERNATIONAL
GROWTH                X       X         X          X
fund
SHORT TERM
INCOME                X       X         X          X
fund
U.S. GOVERNMENT
SECURITIES            X       X
fund
INCOME
fund                  X       X         X          X
HIGH YIELD
fund                  X       X         X          X
MONEY
MARKET                X       X                    X
fund



                                  Real                                         Smaller   Money
                    Leveraging   Estate  Derivatives  Liquidity   Management   Company   Market
       Fund            Risk       Risk      Risk        Risk         Risk       Risk      Risk
REIT
fund                               X
EQUITY
INCOME                  X          X          X           X           X           X
fund
GROWTH &
INCOME                  X                     X           X           X           X
fund
WEST COAST
EQUITY                                        X           X           X           X
fund
MID CAP STOCK
fund                    X                     X           X           X           X
GROWTH
fund                    X                     X           X           X           X
SMALL CAP
STOCK                   X                     X           X           X           X
fund
INTERNATIONAL
GROWTH                  X                     X           X           X           X
fund
SHORT TERM
INCOME                  X                     X           X           X
fund
U.S. GOVERNMENT
SECURITIES              X                     X           X           X
fund
INCOME
fund                    X                     X           X           X
HIGH YIELD
fund                    X                     X           X           X           X
MONEY
MARKET                                                    X           X                    X
fund                    X

                         FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses that you may pay if you invest in Class I shares of a Fund. Each of the Funds offers other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Funds, please contact WM Shareholder Services at 800-222-5852. The examples on the next two pages are intended to help you compare the cost of investing in the Funds with the costs of investing in other mutual funds. The examples assume that your investment has a 5% return each year, required for illustration purposes by the Securities and Exchange Commission, and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those in the examples.


--------------------------------------------------------------------------------------------------------------------
                                           SHAREHOLDER FEES                                       CLASS I
                              (fees paid directly from your investment)                         SHARES(in %)
         ----------------------------------------------------------------------------------------------------
         Maximum sales charge (load) imposed on purchases (as a percentage of offering price)       0.00
         ----------------------------------------------------------------------------------------------------
         Maximum sales charge imposed on reinvested dividends                                       0.00
         ----------------------------------------------------------------------------------------------------
         Maximum deferred sales charge ("load") (as a percentage of original purchase price
         or redemption proceeds, as applicable)                                                     0.00
         ----------------------------------------------------------------------------------------------------
         Exchange Fee                                                                               0.00
         ----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                            EXAMPLES: You would pay the
                                                                        ANNUAL FUND         following expenses on a $10,000
                                                                    OPERATING EXPENSES      investment assuming a 5% annual
                                                                (Expenses that are deducted return and redemption at the end
         CLASS I SHARES                                              from Fund assets)      of each period:
         -------------------------------------------------------------------------------------------------------------------------
                                                                                Total
                                                                             Annual Fund
                                                    Management     Other      Operating     One     Three    Five      Ten
                                                       Fees      Expenses     Expenses      Year    Years    Years    Years
         -------------------------------------------------------------------------------------------------------------------
         REIT Fund                                         %           %            %       $       $        $        $
         -------------------------------------------------------------------------------------------------------------------
         Equity Income Fund                                %           %            %
         -------------------------------------------------------------------------------------------------------------------
         Growth & Income Fund                              %           %            %
         -------------------------------------------------------------------------------------------------------------------
         West Coast Equity Fund                            %           %            %
         -------------------------------------------------------------------------------------------------------------------
         Growth Fund                                       %           %            %
         -------------------------------------------------------------------------------------------------------------------
         Mid Cap Stock Fund                                %           %            %
         -------------------------------------------------------------------------------------------------------------------
         Small Cap Stock Fund                              %           %            %
         -------------------------------------------------------------------------------------------------------------------
         International Growth Fund                         %           %            %
         -------------------------------------------------------------------------------------------------------------------
         Short Term Income Fund                            %           %            %
         -------------------------------------------------------------------------------------------------------------------
         U.S. Government Securities Fund                   %           %            %
         -------------------------------------------------------------------------------------------------------------------
         Income Fund                                       %           %            %
         -------------------------------------------------------------------------------------------------------------------
         High Yield Fund                                   %           %            %
         -------------------------------------------------------------------------------------------------------------------
         Money Market Fund                                 %           %            %
         -------------------------------------------------------------------------------------------------------------------------

                            DESCRIPTION OF THE FUNDS

This section provides a more complete description of the investment strategies and risks of each Fund. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Funds that may engage in such practices to a significant extent. You can find additional descriptions of the Funds' strategies and risks in the Statement of Additional Information ("SAI"). Except for policies explicitly identified as "fundamental" in this Prospectus or the SAI, the investment objectives and investment policies set forth in this Prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in valuation or other circumstances.

EQUITY FUNDS


REIT FUND. Under normal market conditions, the REIT (Real Estate Investment Trust) Fund will invest at least 80% of its assets in REIT securities. REIT securities are investments in real estate investment trusts. The Fund may also invest in U.S. government obligations, convertible securities, mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. The Fund may invest up to 20% of its assets in below investment grade fixed-income securities. REITs generally invest in underlying properties. While none of the funds are intended as a complete investment program, this is particularly true of the REIT Fund, which could be adversely impacted by economic trends within the real estate industry.

EQUITY INCOME FUND. The Equity Income Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. Government Securities and asset-backed securities, and may also invest up to 20% of its assets in below investment grade bonds (sometimes called "junk bonds"). The Fund may purchase or sell U.S. Government Securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in real estate investment trusts, known as "REITs." The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.


GROWTH & INCOME FUND. The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below investment grade fixed-income securities.

The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate up to 20% of the market value of its total assets minus total liabilities (except for the obligations created by these commitments). The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar denominated securities of foreign issuers.

WEST COAST EQUITY FUND (FORMERLY GROWTH FUND OF THE NORTHWEST). Under normal circumstances, at least 80% of the Fund's total assets will be invested in the common stocks of West Coast companies. WM Advisors defines West Coast companies to include those with: (i) principal executive offices located in the region,
(ii) over 50% of their work force employed in the region or (iii) over 50% of their sales within the region.

The Fund is permitted to invest in money market instruments for temporary defensive purposes. The Fund may invest up to 20% of its assets in REITs and below investment grade fixed-income securities.

Because the Fund concentrates its investments in companies located or doing business in the West Coast region, the Fund is not intended as a complete investment program, and could be adversely impacted by economic trends within this six-state area.


MID CAP STOCK FUND. The Mid Cap Stock Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P MidCap 400 Index.

The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below investment grade fixed-income securities.

The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate up to 20% of the market value of its total net assets. The Fund may invest up to 25% of its assets in U.S. dollar denominated securities of foreign issuers.


GROWTH FUND. The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 20% of its assets in non-investment-grade debt securities.

Because WM Advisors earns different fees on the amounts allocated to each of the Fund's sub-advisors, there may be a conflict between the interests of the Fund and the economic interests of WM Advisors.


The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, provided that no more than 5% of its assets are invested in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.




SMALL CAP STOCK FUND. The Small Cap Stock Fund invests primarily (normally, at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers and up to 5% of its assets in securities in developing or emerging countries. The Fund may invest up to 20% of its assets in non-investment-grade debt securities (sometimes called "junk bonds") if the Advisor believes that doing so will be consistent with the goal of capital appreciation.


INTERNATIONAL GROWTH FUND. The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that the Fund's sub-advisor believes present attractive investment opportunities. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of investment opportunities available to international investors. The relative strength or weakness of a particular country's currency or economy may dictate whether securities of issuers located in such country will be purchased or sold. The Fund may invest without limit in the securities of issuers located in any one country (except as provided below with respect to emerging markets countries). The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.

The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund intends to stay fully invested in the securities described above to the extent practical. Fund assets may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, the Fund may hold short-term investments until desirable equity securities become available. These short-term instruments are generally rated A or higher by Moody's or S&P, or, if unrated, of comparable quality in the opinion of the Fund's sub-advisor.

The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging markets country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment grade corporate debt securities having maturities longer than one year, including Euro-currency instruments and securities.

FIXED-INCOME FUNDS

SHORT TERM INCOME FUND. The Short Term Income Fund maintains a weighted average duration of three years or less and a weighted average maturity of five years or less. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of future cash flows, including coupon payments and principal repayments. Thus, duration involves WM Advisors' judgment with respect to both interest rates and expected cash flows.

The Fund will invest substantially all of its assets in debt securities that, at the time of purchase, are rated in one of the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by the Advisor ("investment grade" securities). All debt securities purchased by the Fund will be investment grade at the time of purchase. Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. Government securities, corporate debt obligations or mortgage-related securities rated in one of the two highest categories by an NRSRO or determined by the Advisor to be of comparable quality.

The Fund may invest in obligations issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate debt obligations, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks. Investment in foreign securities is subject to special risks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may also invest in high-quality, short-term obligations (with maturities of 12 months or less). The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed obligations, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

U.S. GOVERNMENT SECURITIES FUND. To accomplish its objective, the U.S. Government Securities Fund invests primarily in a selection of obligations of the U.S. Government and its agencies. The Fund may also invest in collateralized mortgage obligations or repurchase agreements which are secured by those types of obligations. It is a fundamental policy of the Fund to invest only in U.S. Government securities, including mortgage-backed securities; and collateralized mortgage obligations and repurchase agreements which are secured by U.S. Government Securities. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes. The Fund may also enter into dollar roll transactions.

INCOME FUND. The Income Fund invests most of its assets in:

- debt and convertible debt securities;

- U.S. Government Securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") or similar government agencies;

- commercial mortgage-backed securities;

- obligations of U.S. banks that belong to the Federal Reserve System;

- preferred stocks and convertible preferred stocks;

- the highest grade commercial paper as rated by S&P or Moody's; and

- deposits in U.S. banks.

The Fund may also invest in securities denominated in foreign currencies and likewise receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging purposes in connection with the purchase and sale of foreign securities or to protect against changes in the value of specific securities held by the Fund, and may purchase and sell currencies on a spot (i.e., cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may also borrow up to 5% of its total net assets for emergency, non-investment purposes, and may enter into dollar roll transactions. The Fund may purchase securities of issuers which deal in real estate or securities which are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 35% of its assets in lower-rated fixed-income securities (sometimes called "junk bonds").

HIGH YIELD FUND. The High Yield Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities (including debt securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Baa by Moody's or of equivalent quality as determined by the Advisor. The remainder of the Fund's assets may be invested in any other securities the Advisor believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks and other equity securities. The Fund may also invest in securities of foreign issuers including those located in developing or emerging countries, and engage in hedging strategies involving options.


MONEY MARKET FUND The Money Market Fund invests only in U.S. dollar-denominated short-term, money market securities. It will only purchase obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities") or securities that are, or have issuers that are:


- rated by at least two NRSROs, such as S&P or Moody's, in one of the two highest rating categories for short-term debt securities;


- rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating; or

- if not so rated, are determined to be of comparable quality.

A description of the rating systems of S&P and Moody's is contained in Appendix A to this Prospectus and in the SAI. At the time of investment, no security (except U.S. Government securities subject to repurchase agreements and variable rate demand notes) purchased by the Money Market Fund will have a maturity exceeding 397 days, and the Money Market Fund's average portfolio maturity will not exceed 90 days. The Money Market Fund will attempt to maintain a stable NAV of $1.00, but there can be no assurance that the Fund will be able to do so.


To accomplish its objective, the Money Market Fund invests solely in money market instruments that may be included in the following six general categories:

- U.S. Government Securities;

- short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs;

- obligations of U.S. and foreign banks with assets of more than $500 million;

- securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;

- short-term corporate obligations rated in one of the two highest rating categories by an NRSRO;

- repurchase agreements.

COMMON INVESTMENT PRACTICES

The next several pages contain more detailed information about types of securities in which the Funds may invest, and strategies which the Advisor or the respective sub-advisor may employ in pursuit of that Fund's investment objective. This section also includes a summary of risks and restrictions associated with these securities and investment practices. For more information, please see the SAI.


BORROWING. The Funds may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the Growth, Small Cap Stock, International Growth and Short Term Income Funds, such borrowings may not exceed 30% of total assets. The
REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, U.S. Government Securities, Income, High Yield and Money Market Funds may borrow up to 5% of their total assets for emergency, non-investment purposes. In addition, the Money Market Fund may borrow up to 33 1/3% of total assets to meet redemption requests. The Short Term Income Fund is prohibited from borrowing money or entering into reverse repurchase agreements or dollar roll transactions (described below) in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to such borrowings and transactions). If a Fund makes additional investments while borrowings are outstanding, this will have the effect of leveraging the Fund. The Growth, Mid Cap Stock, Small Cap Stock, International Growth and Short Term Income Funds may not purchase additional securities when borrowings, including, for each such Fund other than the Short Term Income Fund, reverse repurchase agreements, exceed 5% of total assets. Leveraging will magnify declines as well as increases in the NAV of a Fund's shares and in the yield on a Fund's investments. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Funds.


The Short Term Income, U.S. Government Securities and Income Funds may enter into DOLLAR ROLLS. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date, which, under the 1940 Act may be considered borrowings from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested in bonds, the Fund will be subject to market risk on these bonds as well as similar risk with respect to the securities the Fund is required to repurchase. See "Fixed-Income Obligations" below.

Each of the Mid Cap Stock, Growth, Small Cap Stock, International Growth and Short Term Income Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is decline in the securities sold (and required to be repurchased).


FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the yield of the Fund will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, obligations purchased by a Fund may be subject to the risk of default. Fixed-Income securities, including Municipal Obligations, rated in the lower end of the investment-grade category (Baa or BBB) may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.

The fixed-income securities in which the Funds may invest include ZERO COUPON SECURITIES, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.

FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The Growth & Income Fund and the Fixed-Income Funds may purchase floating rate, inverse floating rate and variable rate obligations, including participation interests therein and assignments thereof.


The Money Market Fund may purchase floating rate and variable rate obligations, including participation interests therein.


The Fixed-Income Funds may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations.

Each Fund may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securi-ties. The interest rates on inverse floating obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The Equity and Fixed-Income Funds (with the exception of the Equity Income, Growth & Income, West Coast Equity and U.S. Government Securities Funds) may, subject to the investment limitations stated elsewhere in this Prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies.

These Funds may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when the Advisor or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. The Fund may also enter into a forward contract to sell a currency which is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen - at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, the Advisor or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.


Each of the Funds other than the Money Market Fund (the "Non-Money Funds") (with the exception of the Equity Income, Growth & Income, West Coast Equity and U.S. Government Securities Funds) may invest in securities which are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.


While the foregoing actions are intended to protect the Fund from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that the Funds will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

FOREIGN INVESTMENTS. The REIT, Equity Income, Growth & Income, West Coast Equity and Money Market Funds may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income, Income and High Yield Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from:

- fluctuations in currency exchange rates;

- devaluation of currencies;

- future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions;

- reduced availability of public information concerning issuers; and

- the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Fund normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.


The Equity Funds and the Short Term Income, Income and High Yield Funds may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), GLOBAL DEPOSITARY RECEIPTS ("GDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.


GEOGRAPHIC CONCENTRATION. Potential investors in the West Coast Equity and Money Market Funds should consider the possibly greater risk arising from the geographic concentration of their investments.

HOLDINGS IN OTHER INVESTMENT COMPANIES. When the Advisor or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the Mid Cap Stock, Growth, Small Cap Stock, International Growth and Short Term Income Funds may invest up to 10% of its assets in securities of mutual funds that are not affiliated with the Advisor or the Fund's sub-advisor, if any. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (one of the Fund's sub-advisors), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 15% of the net assets of each Non-Money Fund, and up to 10% of the net assets of the Money Market Fund, may be invested in securities that are not readily marketable. Such illiquid securities may include:

- repurchase agreements with maturities greater than seven days;

- time deposits maturing in more than seven calendar days;

- time deposits maturing in more than seven calendar days;

- to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

- certain over-the-counter options, as described in the SAI;

- certain variable rate demand notes having a demand period of more than seven days; and

- securities which are restricted under federal securities laws with respect to disposition (excluding certain Rule 144A securities, as described below).

Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, so long as such securities meet liquidity guidelines established by the Funds' Board of Trustees.

Each of the Funds may purchase RESTRICTED SECURITIES, (provided such securities are, in the case of the Equity Income, Growth & Income, West Coast Equity, U.S. Government Securities, Income and Money Market Funds, eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities, making restricted securities, in many instances, more liquid than they once were considered to be, investing in restricted securities could have the effect of increasing the level of illiquidity of the portfolio securities of a Fund. While such conditions are in effect, it could be more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.


LENDING OF SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Growth, Small Cap Stock, International Growth and Short Term Income Funds each may lend portfolio securities up to 20% of total assets. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, U.S. Government Securities, Income, High Yield and Money Market Funds may lend portfolio securities up to 33% of total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand.

LOWER-RATED SECURITIES. The Growth, Growth & Income and Income Funds may each invest up to 35% of their total assets in non-investment grade debt securities, sometimes referred to as "junk bonds." The REIT, Equity Income, Mid Cap Stock and Small Cap Stock Funds may each invest up to 20% of their total assets in these securities. The High Yield Fund may invest all of its assets in such securities and will generally invest at least 80% of its assets in such securities.


Non-investment grade securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for the Fund to value or to sell certain of these securities under certain market conditions. Non-investment-grade debt securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this Prospectus.


MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The REIT, Equity Income, Growth & Income, Mid Cap Stock, Small Cap Stock, International Growth, Short Term Income, U.S. Government Securities, Income and High Yield Funds may invest in GOVERNMENT MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC.


To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of the Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-backed securities, will generally fluctuate in response to market interest rates.

The U.S. Government guarantees the timely payment of interest and principal for GNMA certificates. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares.


Government stripped mortgage-based securities represent beneficial ownership interests in either principal distributions (principal-only accounts or "PO strips") or interest distributions (interest-only securities "IO strips") from government mortgage-backed securities. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.



In addition, the REIT, Equity Income, Growth & Income, Mid Cap Stock, Short Term Income and Income Funds may invest in commercial mortgage-backed securities, which are similar to government mortgage-backed securities, except they are not issued or guaranteed by governmental entities. Commercial mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While commercial mortgage-backed securities are generally structured with one or more types of credit enhancement, and often have high credit ratings, they lack the credit status of a governmental agency or instrumentality.

The REIT, Equity Income, Mid Cap Stock, Small Cap Stock, Short Term Income, Income, High Yield and Money Market Funds may purchase ASSET-BACKED SECURITIES. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.


MUNICIPAL OBLIGATIONS, LEASES AND AMT-SUBJECT BONDS. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

The Money Market Fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. Certain of these lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event foreclosure of that property might prove difficult.

"AMT-Subject Bonds" are Municipal Obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs and water and sewer projects. Interest on AMT-Subject Bonds is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in AMT-Subject Bonds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.


REAL ESTATE INVESTMENT TRUSTS. The REIT, Equity Income, Growth & Income, West Coast Equity, Small Cap Stock, Mid Cap Stock, Growth, Income and High Yield Funds may invest in real estate investment trusts, known as "REITs." In addition, the REIT Fund typically invests at least 80% of its net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.


Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

REPURCHASE AGREEMENTS. All of the Funds may invest in repurchase agreements, which are purchases of underlying debt obligations from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the obligations at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. Pursuant to an exemptive order granted by the SEC, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in repurchase agreements or other money market instruments, and the proceeds are allocated to the participating funds on a pro-rata basis.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, each Fund except the Money Market Fund may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Fund may purchase and sell, to the extent not otherwise limited or restricted for such Fund, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write
(sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security. All the above are collectively referred to as "Strategic Transactions."

Strategic Transactions may be used:


- to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations;

- to protect the Fund's unrealized gains in the value of its portfolio securities;

- to facilitate the sale of such securities for investment purposes;



- to manage the effective maturity or duration of the Fund's portfolio; or


- to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Some Strategic Transactions may also be used to seek potentially higher returns. Any or all of these investment techniques may be used at any time, as the use of any Strategic Transaction is a function of numerous variables including market conditions.


The use of Strategic Transactions involves special considerations and risks; for example:



- the ability of the Fund to utilize Strategic Transactions successfully will depend on the ability of the Advisor or the sub-advisor to predict pertinent market movements;



- the risk that the other party to a Strategic Transaction will fail to meet its obligations to the Fund;



- the risk that the Fund will be unable to close out a Strategic Transaction at a time when it would otherwise do so, due to the illiquidity of the Strategic Transaction; and


- the risk of imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio positions.

Strategic Transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related positions.

U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. Government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA bonds), others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (such as FNMA and FHLMC bonds). Certain of these obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Fund. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.

PORTFOLIO TRANSACTIONS AND TURNOVER. Each Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs, and may increase taxable capital gains. Historical portfolio turnover rates are shown under "Financial Highlights" in this Prospectus. The Advisor and the sub-advisors will not consider a Funds portfolio turnover rate a limiting factor in making investment decisions consistent with the Funds' investment objectives and policies.

                         HOW CAN I INVEST IN THE FUNDS?

CLASS I SHARES


Class I shares are not available for purchase directly by investors. They are sold at the net asset value next determined after receipt of a properly completed purchase order, and are not subject to a contingent deferred sales charge.


EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES OF ANY CLASS AT ANY TIME. Each Fund also reserves the right to reject any specific purchase order, including purchases by exchange.

DISTRIBUTION OF INCOME AND CAPITAL GAINS

The Funds distribute dividends from net investment income (which is essentially interest and dividends from securities held), minus expenses. They also make capital gain distributions if realized gains from the sale of securities exceed realized losses. The amount of dividends of net investment income and distributions of net realized long- and short-term capital gains payable to shareholders will be determined separately for each Fund. Dividends from the net investment income of the Fixed-Income and Money Funds will normally be declared daily and paid monthly. Dividends from the net investment income of the Equity Income and Growth & Income Funds will normally be declared and paid quarterly. Dividends from the net investment income of the Growth Fund will normally be declared and paid semiannually. Dividends from the net investment income of the West Coast Equity, Small Cap Stock and International Growth Funds will normally be declared and paid annually. Except as otherwise specified, the Funds distribute capital gains, if any, at least annually, normally in December.

You have three choices regarding what you do with dividends and capital gain distributions. You can make your choice at the time of your initial purchase or by contacting the Funds' offices or your investment representative. The options include:

AUTOMATIC REINVESTMENT. This procedure is automatically effective unless you choose another option. All dividends and capital gain distributions are reinvested into additional shares of the Fund.

REINVEST DIVIDENDS IN ANOTHER FUND. Income dividends may be automatically invested in the same class of shares of another Fund, provided that Fund is available for sale in your state of residence.

CASH PAYMENT OF ALL DISTRIBUTIONS. All dividends and capital gain distributions are deposited to your pre-authorized bank account or paid by check.

Reinvestments of income dividends and capital gain distributions are made at the closing NAV on the day dividends or distributions are deducted from the Fund's assets.

If you've chosen to receive dividends or capital gain distributions in cash and your check is returned as undeliverable, the Funds reserve the right (but are not obligated) to reinvest your check at the then current NAV and to automatically reinvest subsequent dividends and capital gain distributions in your account. The Funds may also automatically reinvest dividends or distributions of $10 or less.

HOW CAN I SELL MY SHARES?

You should contract your Investment Representative to redeem shares.

YOU MAY ALSO REDEEM SHARES THAT ARE REGISTERED IN YOUR NAME WITH THE TRANSFER AGENT AT ANY TIME. The price paid per share will be the NAV next calculated after receipt of a properly completed redemption request.

TELEPHONE. You may authorize telephone transactions on your Fund account application. Provided you have pre-authorized these transactions, you may redeem or exchange shares by telephoning 800-222-5852. Telephone transaction privileges may be restricted and generally will not be allowed for amount totalling more than $50,000 in a given day. You may also request these transactions through your investment representative. Proceeds may be directed to a pre-authorized bank or broker account or to the address of record for the account.

It may be difficult to reach the Trusts' offices by telephone during periods of unusual economic or market activity. Please be persistent if this occurs. The Funds' transfer agent is committed to extending its hours to 5:00 a.m. to 6:00 p.m. Pacific time during such periods. You may also use the voice response unit (VRU) that the Funds maintain, which provides account access 24 hours per day.

WRITTEN REQUEST. Redemptions also may be requested by writing the Trusts' offices. Written requests including requests for redemptions exceeding $50,000, may require a signature guarantee, as described below, and the return of any outstanding share certificates. Changes in pre-authorized redemption instructions or your account registration may also require signature guarantees of all registered owners. For your protection, the signature(s) must be guaranteed by an eligible guarantor institution which includes banks, credit unions, broker dealers, national securities exchanges, savings institutions as well as medallion signature guarantee. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

PROMPT PAYMENT. Payment normally will be made on the next business day after redemption, but no later than seven days after the transaction, unless you recently purchased Fund shares by check or Automated Clearing House transfer. In that case, redemption proceeds may be delayed for up to 15 days after the purchase transaction, until the Transfer Agent verifies collection of funds. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for seven days, as permitted by federal securities laws. Redemption proceeds will be sent by check or Automated Clearing House transfer to your bank account without charge. Wire redemption proceeds may be subject to a $10 fee. The receiving bank may also charge a fee.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders may choose to receive specific cash withdrawals of at least $50 on a periodic basis. A $5,000 minimum balance in the applicable Fund is required to establish a systematic withdrawal plan (the minimum balance requirement is waived for IRA accounts). Shares of the Fund will be redeemed to provide the requested payment. Naturally, withdrawals that continually exceed dividend income and capital gains will eventually exhaust the account. The beginning balance is the account balance at the time the plan is established.


OTHER CONSIDERATIONS. It is costly to maintain small accounts. Accordingly, an account may be closed after 60 days' written notice if the total account value falls below a minimum (currently $1,000) when any transfer or redemption is made. Shares will be redeemed at the next calculated NAV, less any applicable CDSC, on the day the account is closed. To prevent an account closure, investors may purchase shares to bring their account balance above the minimum or initiate an automatic investment plan during the 60-day grace period.


HOW CAN I EXCHANGE MY SHARES?

You may exchange shares of any of the Funds for shares of the same class of any other of the Funds. Exchanges of shares are sales and may result in a gain or loss for income tax purposes.

Exchanges are made at the relative NAVs of the shares being exchanged. No additional sales charge will be incurred when exchanging shares from a Fund which imposes an initial or contingent deferred sales charge. However, exchange redemptions of International Growth Fund shares made within 90 days of purchase will be subject to a redemption fee equal to 2% of the proceeds. Any contingent deferred sales charge on the subsequent sale of shares acquired by exchange will be based on the contingent deferred sales charge schedule of the Fund from which the shares were initially purchased. Shares exchanged from a Money Fund will be subject to the acquired Fund's sales charge unless the shares given in exchange were previously exchanged from a Fund that imposes an initial or contingent deferred sales charge.

All exchanges are subject to the minimum investment requirements of the Fund being acquired and to its availability for sale in your state of residence. You may arrange for automatic monthly exchanges. The Funds reserve the right to refuse any order for the purchase of shares, including those by exchange. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Fund and, consequently, may be disallowed.

TAX CONSIDERATIONS

Each Fund will distribute substantially all of its net investment income and net realized capital gain on a current basis.

You are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gain distributions. This is true whether such dividends or distributions are paid in cash or reinvested in additional shares.

Generally, dividends paid by the Funds from interest, dividends or net short-term capital gains will be taxed as ordinary income. Distributions designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 20% tax rate), regardless of how long you have held your shares.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above.

Because of tax law requirements, you must provide the Trusts an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid the 30% "back-up" withholding tax currently in effect.

Early in each calendar year each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

Any gain resulting from the sale, redemption or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders of the International Growth Fund may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF INVESTING IN THE FUNDS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE FUNDS.

HOW NAV IS DETERMINED

Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these instruments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier. Under unusual circumstances, the Money Fund may determine its NAVs on days in which the New York Stock Exchange is not open for regular trading.

ADVISOR AND SUB-ADVISORS

The Funds are managed by WM Advisors, Inc., which is referred to as the Advisor in this Prospectus. The Advisor's address is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. The Advisor has delegated portfolio management responsibilities in respect of the Growth, International Growth and Tax-Exempt Bond Funds to sub-advisors. Each Fund may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of the Advisor and the sub-advisors to the Funds indicated below. For more information, see the SAI.

The Advisor has been in the business of investment management since 1944. Its responsibilities include formulating each Fund's investment policies (subject to the terms of this Prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors and monitoring each Fund's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Funds. In connection with its service as investment advisor to each Fund, the Advisor may engage one or more sub-advisors to provide investment advisory services to any of the Funds and may change or eliminate any such sub-advisor if it deems such action to be in the best interests of a Fund and its shareholders. Where the Advisor has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Fund's assets. The Advisor is an indirect wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The following organizations, under the supervision of the Advisor, act as sub-advisors to the Funds indicated below, and are responsible for continuously reviewing, supervising and administering such Funds' respective investment programs:


CAPITAL GUARDIAN TRUST COMPANY, 333 South Hope Street, Los Angeles, California 90071, acts as sub-advisor to the International Growth Fund. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. ("CGI"), which is in turn owned by The Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC maintains investment management relationships with several other organizations around the world. Capital Guardian had aggregate assets under management of approximately $XX billion as of December 31, 2002.

COLUMBIA MANAGEMENT COMPANY, 1301 Southwest Fifth Avenue, Portland, Oregon 97201, acts as one of three sub-advisors to the Growth Fund. Columbia has been in the investment management business since 1969. Columbia Management Company ("Columbia") is a wholly owned subsidiary of FleetBoston Financial Corporation, a publicly owned multi-bank holding company based in Boston, MA. For more than 30 years, Columbia's investment professionals have combined top-down review of the environment with bottom-up research in order to construct portfolios designed to perform well in the current economy while adjusting for investment changes. Columbia serves a client base that includes institutions, public funds, commingled trust funds, retirement plans and private portfolios. As of December 31, 2002, Columbia and its affiliates had aggregate assets under management of approximately $XX billion. Columbia is an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation.


JANUS, 100 Fillmore Street, Denver, Colorado 80206, acts as one of three sub-advisors to the Growth Fund. Janus is an indirectly majority owned subsidiary of Stilwell Financial, Inc., a publicly traded holding company with principal operations in financial asset management businesses. Janus has been providing investment advice to mutual funds or other large institutional clients since 1970. As of December 31,

2002, Janus' assets under management were in excess of $XXX billion.



OppenheimerFunds, Inc., 498 Seventh Avenue, New York, NY 10018, acts as one of three sub-advisors to the Growth Fund. OppenheimerFunds, Inc. ("Oppenheimer") has been in the investment management business since 1960. Oppenheimer and its subsidiaries and affiliates managed more than $XXX billion in assets as of December 31, 2002, including Oppenheimer funds with more than 5 million shareholder accounts. Oppenheimer is a wholly-owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.


INDIVIDUAL FUND MANAGERS


Randall L. Yoakum, CFA, Senior Vice President and Chief Investment Officer of the Advisor, has led a team of investment professionals in managing the Portfolios since February 1999. Michael Meighan, CFA and Vice President and Portfolio Manager of the Advisor has been responsible for co-managing the Portfolios with Mr. Yoakum since March 2003. Prior to Mr. Yoakum's joining the Advisor, he was Chief Investment Officer for D.A. Davidson & Co. (DADCO) for 2 years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors, Inc.) for 8 years. Mr. Meighan joined WM Advisors in 1999. Prior to that, he was employed with Mr. Yoakum at DADCO as a Portfolio Manager and Senior Analyst for its asset allocation product since 1993.

A team of investment professionals led by Stephen Q. Spencer, CFA, First Vice President and Senior Portfolio Manager of the Advisor oversees the WM Advisors' directly managed Equity Funds. Mr. Spencer assumed primary responsibility for the day-to-day management of the Growth & Income Fund, effective March 2003. Previously, Mr. Yoakum and Mr. Spencer co-managed the Growth & Income Fund, since January 2000. Mr. Spencer has been employed by the Advisor since September 1999. Prior to that, Mr. Spencer was a Portfolio Manager and Senior Equity Analyst for Smoot, Miller, Cheney and Co. since 1985.

Richard E. Helm, CFA, Vice President and Senior Portfolio Manager of the Advisor, has been primarily responsible for the day-to-day management of the REIT Fund since March 2003. He has also been primarily responsible for the day-to-day management of the Equity Income Fund since March 2001. From 1999 to 2001, Mr. Helm was Vice President and Senior Portfolio Manager of Northwestern Trust and Investors Advisory Company. Mr. Helm was Vice President, Director and Portfolio Manager of TD Asset Management Inc. from 1997 to 1999. Prior to that, Mr. Helm worked for several years for Morgan Stanley Asset Management and its affiliates, including serving as a Portfolio Manager and Analyst.

Philip M. Foreman, CFA, Vice President and Senior Portfolio Manager of the Advisor, has been primarily responsible for the day-to-day management of the West Coast Equity Fund since 2002. Mr. Foreman has been employed by the Advisor since January of 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at WM Advisors, Inc. from 1991 until 1999.

Dan Coleman, Vice President and Senior Portfolio Manager of the Advisor, has been responsible for the day-to-day management of the Mid Cap Stock Fund since December 2001. Previously, the Fund was managed by Stephen Q. Spencer since March 2001, and prior to that, co-managed by Mr. Spencer and Mr. Yoakum since the Fund's inception. Mr. Coleman joined WM Advisors in October 2001. Prior to that, he was Vice President and Senior Manager of Business Development at InfoSpace, Inc./Go2Net from 2000 until 2001, and Member/General Partner of Brookhaven Capital Management LLC/Clyde Hill Research from 1989 until 2000.

Linda C. Olson, CFA, Vice President and Senior Portfolio Manager of the Advisor and has been primarily responsible for the day-to-day management of the Small Cap Stock Fund since January 2000. She co-managed the Fund from March 1998 to January 2000. Prior to 1997, Ms. Olson was a Portfolio Manager at Laird Norton Trust Company since 1996.

Gary J. Pokrzywinski, CFA, First Vice President and Senior Portfolio Manager of the Advisor, leads a team of investment professionals in managing the Fixed Income Funds and is primarily responsible for the day-to-day management of the Income and High Yield Funds. He has managed these Funds since March 1992 and 1998, respectively, and has been employed by the Advisor since 1992.

Craig V. Sosey, Vice President and Senior Portfolio Manager of the Advisor, has been primarily responsible for the day-to-day management of the Short Term Income and U.S. Government Securities Funds since January 2000 and November 1998, respectively. He has been employed by the Advisor since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.




Capital Guardian has been sub-advisor since June 1999 for the International Growth Fund. Capital Guardian employs a team of portfolio managers each of whom has primary responsibility for the day-to-day management of that portion of the Fund assigned to him or her. They are: David I. Fisher, Harmut Giesecke, Richard
N. Havas, Nancy J. Kyle, Lionel M. Sauvage, Nilly Sikorsky and Rudolf M. Staehelin. Mr. Fisher is Chairman of the

Board of Capital Group International, Inc. and Capital Guardian as well as Vice Chairman of Capital International, Inc., Emerging Markets Growth Fund, Inc. and also a director of the Capital Group Companies, Inc. He has been employed by the Capital Group organization since 1971. Mr. Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary, Capital International K.K., and Managing Director, Asia-Pacific, Capital Group International, Inc. Mr. Giesecke, who has been with the Capital Group organization since 1972, is also a Senior Vice President and a Director of Capital International, Inc. as well as a Senior Vice President of Capital International Research, Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Havas, who has been with the Capital Group organization since 1986, is a Senior Vice President and portfolio manager for Capital Guardian and Capital International Limited as well as a Senior Vice President and Director of Capital Guardian (Canada), Inc. Ms. Kyle, who has been with the Capital Group organization for 8 years, is a Senior Vice President and Director of Capital Guardian. Ms. Kyle is also President and a Director of Capital Guardian (Canada), Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Sauvage is a Senior Vice President and Portfolio Manager for Capital Guardian and a Vice President for Capital International Research, Inc. Mr. Sauvage has been employed by the Capital Group organization since 1981. Ms. Sikorsky is President and Managing Director of Capital International S.A., Chairman of Capital International Perspective, S.A., Managing Director -- Europe and a Director of Capital Group International, Inc., and serves as a Director of the Capital Group, Capital International Limited and Capital International K.K. Ms. Sikorsky has been employed by the Capital Group organization since 1962. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and Capital International S.A., and has been employed by the Capital Group organization since 1981.


Alexander S. Macmillan III, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Columbia. Mr. Macmillan, a Senior Vice President and Lead Portfolio Manager for Large Cap Growth, has been employed by Columbia since 1989.

Warren B. Lammert, CFA, has had primary responsibility for the day-to-day management of the Growth Fund since its inception and continues to be responsible for the portion that is managed by Janus. Mr. Lammert is a Vice President of Janus. Mr. Lammert joined Janus in 1987, and his duties at Janus include the management of separate equity accounts.

Jane Putnam, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Oppenheimer. Ms. Putnam, a Vice President and Portfolio Manager, joined Oppenheimer in 1994.

MANAGEMENT FEES

During their most recent fiscal years, each of the Funds paid management fees to the Advisor at the following rates:


                                                      Fees Paid as a Percentage
          FUNDS                                            of Net Assets
          ----------------------------------------------------------------------
          Equity Income Fund .........................             %
          Growth & Income Fund .......................             %
          West Coast Equity Fund .....................             %
          Growth Fund ................................             %
          Mid Cap Stock Fund .........................             %
          Small Cap Stock Fund .......................             %*
          International Growth Fund ..................             %*
          Short Term Income Fund .....................             %
          U.S. Government Securities Fund ............             %
          Income Fund ................................             %
          High Yield Fund ............................             %
          Money Market Fund ..........................             %


* Including amounts paid to sub-advisors.


NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE AWAY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND YOU SHOULD NOT RELY SUCH OTHER INFORMATION OR REPRESENTATIONS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Deloitte & Touche LLP. The Independent Auditor's Reports, along with the Funds' financial statements, are included in the respective Annual Reports to Shareholders, which are available upon request.


                      EQUITY INCOME FUND CLASS I SHARES(13)


                                                                           YEAR ENDED       YEAR ENDED              YEAR ENDED
                                                                        OCTOBER 31, 2002  OCTOBER 31, 2001       OCTOBER 31, 2000
                                                                        ----------------  ----------------       ----------------
Net Asset Value, Beginning of Period ..................................                   $        15.59         $       14.47
                                                                                          --------------         -------------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ........................................                             0.54(3)               0.11(3)
  Net Realized and Unrealized Gain/(Loss) on Investments ..............                             0.35                  1.13
                                                                                          --------------         -------------
    Total from Investment Operations ..................................                             0.89                  1.24
                                                                                          --------------         -------------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ................................                            (0.50)                (0.12)
  Distributions from Net Realized Capital Gains .......................                            (1.13)                   --
                                                                                          --------------         -------------
    Total Distributions ...............................................                            (1.63)                (0.12)
                                                                                          --------------         -------------
Net Asset Value, End of Period ........................................                            14.85                 15.59
                                                                                          ==============         =============
Total Return(2) .......................................................                             6.26%                 8.63%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ................................                   $      252,453         $      96,436
  Ratio of Operating Expenses to Average Net Assets(6) ................                             0.64%                 0.72%
  Ratio of Net Investment Income/(Loss) to Average Net Assets .........                             3.49%                 3.72%(1)
  Portfolio Turnover Rate .............................................                               17%                   84%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian ...................................                             0.65%                 0.72%(1)


                       GROWTH & INCOME FUND CLASS I SHARES

                                                             YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                          OCTOBER 31, 2002  OCTOBER 31, 2001 OCTOBER 31, 2000 OCTOBER 31, 1999
                                                          ----------------  ---------------- ---------------- ----------------
Net Asset Value, Beginning of Period ..................                         $     27.16      $     24.65     $     20.03
                                                                                -----------      -----------     -----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ........................                                0.18             0.14            0.16(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ........................................                               (3.64)            3.31            4.61
                                                                                -----------      -----------     -----------
    Total from Investment Operations ..................                               (3.46)            3.45            4.77
                                                                                -----------      -----------     -----------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ................                               (0.14)           (0.11)          (0.15)
  Distributions from Net Realized Capital Gains .......                               (1.17)           (0.83)          (0.00)(4)
                                                                                -----------      -----------     -----------
    Total Distributions ...............................                               (1.31)           (0.94)          (0.15)
                                                                                -----------      -----------     -----------
Net Asset Value, End of Period ........................                               22.39            27.16           24.65
                                                                                ===========      ===========     ===========
Total Return(2)                                                                      (13.12)%          14.35%          23.87%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ................                         $   768,550      $   725,241     $   461,629
  Ratio of Operating Expenses to Average
   Net Assets(6)....................................                                   0.58%            0.60%           0.67%
  Ratio of Net Investment Income/(Loss) to Average
   Net Assets .........................................                                0.74%            0.55%           0.70%
  Portfolio Turnover Rate .............................                                  35%              35%             47%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and/or
   Fees Reduced by Credits Allowed by the Custodian ...                                0.58%            0.60%            N/A

                                                                   PERIOD ENDED
                                                               OCTOBER 31, 1998(8)
                                                               -------------------
Net Asset Value, Beginning of Period ..................         $     21.42
                                                                -----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ........................                0.11(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ........................................               (1.43)(5)
                                                                -----------
    Total from Investment Operations ..................               (1.32)
                                                                -----------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ................               (0.07)
  Distributions from Net Realized Capital Gains .......                  --
                                                                -----------
    Total Distributions ...............................               (0.07)
                                                                -----------
Net Asset Value, End of Period ........................               20.03
                                                                ===========
Total Return(2)                                                       (6.18)%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ................         $   185,528
  Ratio of Operating Expenses to Average
   Net Assets(6)....................................                   0.62%(1)
  Ratio of Net Investment Income/(Loss) to Average
   Net Assets .........................................                0.84%(1)
  Portfolio Turnover Rate .............................                  79%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and/or
   Fees Reduced by Credits Allowed by the Custodian ...                 N/A

Footnotes on page 48

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  WEST COAST EQUITY FUND (FORMERLY GROWTH FUND OF THE NORTHWEST) CLASS I SHARES


                                                                  YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                               OCTOBER 31, 2002   OCTOBER 31, 2001    OCTOBER 31, 2000
                                                               ---------------------------------------------------------
Net Asset Value, Beginning of Period ........................                      $  36.34            $  32.04
                                                                                   --------            --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ..............................                          0.20                0.22(3)
  Net Realized and Unrealized Gain/(Loss) on Investments ....                         (2.34)               8.21
                                                                                   --------            --------
    Total from Investment Operations ........................                         (2.14)               8.43
                                                                                   --------            --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ......................                         (0.13)                  -
  Distributions from Net Realized Capital Gains .............                         (5.07)              (4.13)
  Distributions from Capital ................................                             -                   -
                                                                                   --------            --------
    Total Distributions .....................................                         (5.20)              (4.13)
                                                                                   --------            --------
Net Asset Value, End of Period ..............................                      $  29.00            $  36.34
                                                                                   ========            ========
Total Return(2) .............................................                         (6.22)%             29.11%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ......................                      $176,303            $148,954
  Ratio of Operating Expenses to Average Net Assets(6) ......                          0.68%               0.70%
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets ...................................................                          0.71%               0.59%
  Portfolio Turnover Rate ...................................                            27%                 42%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian .........................                          0.68%               0.70%

                                                                      YEAR ENDED
                                                                OCTOBER 31, 1999(10)
                                                              ----------------------
Net Asset Value, Beginning of Period ........................          $  29.72
                                                                       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ..............................              0.01
  Net Realized and Unrealized Gain/(Loss) on Investments ....              2.31
                                                                       --------
    Total from Investment Operations ........................              2.32
                                                                       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ......................                 -
  Distributions from Net Realized Capital Gains .............                 -
  Distributions from Capital ................................                 -
                                                                       --------
    Total Distributions .....................................                 -
                                                                       --------
Net Asset Value, End of Period ..............................          $  32.04
                                                                       ========
Total Return(2) .............................................              7.81%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ......................          $  6,102
  Ratio of Operating Expenses to Average Net Assets(6) ......              0.81%(1)
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets ...................................................              0.13%(1)
  Portfolio Turnover Rate ...................................                41%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian .........................              0.81%(1)


Footnotes on page 48

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                        MID CAP STOCK FUND CLASS I SHARES


                                                                  YEAR ENDED           YEAR ENDED            YEAR ENDED
                                                               OCTOBER 31, 2002     OCTOBER 31, 2001    OCTOBER 31, 2000(12)
                                                              ------------------   ------------------   --------------------
Net Asset Value, Beginning of Period .......................                            $  12.62             $  10.00
                                                                                        --------             --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) .............................                                0.04(3)              0.02
  Net Realized and Unrealized Gain/(Loss) on Investments ...                                1.00                 2.60
                                                                                        --------             --------
    Total from Investment Operations .......................                                1.04                 2.62
                                                                                        --------             --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .....................                               (0.02)                   -
  Distributions from Net Realized Capital Gains ............                               (0.05)                   -
                                                                                        --------             --------
    Total Distributions ....................................                               (0.07)                   -
                                                                                        --------             --------
Net Asset Value, End of Period .............................                            $  13.59             $  12.62
                                                                                        ========             ========
Total Return(2) ............................................                                8.29%               26.20%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .....................                            $220,052             $176,653
  Ratio of Operating Expenses to Average Net Assets(6) .....                                0.81%                0.88%(1)
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets ..................................................                                0.30%                0.23%(1)
  Portfolio Turnover Rate ..................................                                  33%                   9%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian ........................                                0.81%                0.88%(1)


Footnotes on page 48

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                           GROWTH FUND CLASS I SHARES


                                                     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED  YEAR ENDED
                                                     OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    JUNE 30,
                                                        2002         2001         2000         1999         1998(7)       1998
                                                     ----------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..............               $  33.23     $  29.96     $  17.76     $  18.56       $  14.94
                                                                  --------     --------     --------     --------       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ....................                   0.02(3)      0.01(3)     (0.11)(3)    (0.05)(3)      (0.10)(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ....................................                 (13.31)        7.09        14.14        (0.75)          5.00
                                                                  --------     --------     --------     --------       --------
    Total from Investment Operations ..............                 (13.29)        7.10        14.03        (0.80)          4.90
                                                                  --------     --------     --------     --------       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ............                  (0.33)           -            -            -              -
  Distributions from Net Realized Capital Gains ...                  (4.13)       (3.83)       (1.83)           -          (1.28)
  Distributions from Capital ......................                      -            -            -            -              -
                                                                  --------     --------     --------     --------       --------
    Total Distributions ...........................                  (4.46)       (3.83)       (1.83)           -          (1.28)
                                                                  --------     --------     --------     --------       --------
Net Asset Value, End of Period ....................               $  15.48     $  33.23     $  29.96     $  17.76       $  18.56
                                                                  ========     ========     ========     ========       ========
Total Return(2) ...................................                 (45.50)%      24.73%       85.13%       (4.31)%        35.75%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ............               $203,646     $399,028     $386,367     $119,351       $115,729
  Ratio of Operating Expenses to Average Net
   Assets(6) ......................................                   1.00%        0.90%        0.87%        1.26%(1)       1.36%
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets .............................                   0.09%        0.01%       (0.44)%      (0.78)%(1)     (0.61)%
  Portfolio Turnover Rate .........................                     99%          92%         119%          24%           153%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Reimbursed
   and/or Fees Reduced by Credits Allowed by the
   Custodian ......................................                   1.00%        0.96%        1.06%         N/A            N/A


                       SMALL CAP STOCK FUND CLASS I SHARES


                                                                  YEAR ENDED           YEAR ENDED            YEAR ENDED
                                                               OCTOBER 31, 2002     OCTOBER 31, 2001    OCTOBER 31, 2000(11)
                                                              ------------------   ------------------   --------------------
Net Asset Value, Beginning of Period .......................                            $  26.77             $  24.98
                                                                                        --------             --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) .............................                               (0.06)               (0.15)(3)
  Net Realized and Unrealized Gain/(Loss) on Investments ...                               (9.66)                1.94
                                                                                        --------             --------
    Total from Investment Operations .......................                               (9.72)                1.79
                                                                                        --------             --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .....................                                   -                    -
  Distributions from Net Realized Capital Gains ............                               (3.31)                   -
                                                                                        --------             --------
    Total Distributions ....................................                               (3.31)                   -
                                                                                        --------             --------
Net Asset Value, End of Period .............................                            $  13.74             $  26.77
                                                                                        ========             ========
Total Return(2) ............................................                              (40.49)%               7.21%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .....................                            $134,462             $150,073
  Ratio of Operating Expenses to Average Net Assets(6) .....                                0.97%                0.98%(1)
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets ..................................................                               (0.48)%              (0.52)%(1)
  Portfolio Turnover Rate ..................................                                  46%                  49%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian ........................                                0.97%                0.99%(1)


Footnotes on page 48

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                    INTERNATIONAL GROWTH FUND CLASS I SHARES


                                                            YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                            OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                                               2002          2001          2000          1999          1998(7)
                                                           ----------------------------------------------------------------------
Net Asset Value, Beginning of Period ....................                $   11.00     $  11.16      $    8.83     $   10.16
                                                                         ---------     --------      ---------     ----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ..........................                     0.04         0.05(3)        0.07(3)       0.00(3)(4)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ..........................................                    (2.68)        0.00(4)        2.65         (1.33)
                                                                         ---------     --------      ---------     ---------
    Total from Investment Operations ....................                    (2.64)        0.05           2.72         (1.33)
                                                                         ---------     --------      ---------     ----------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..................                    (0.01)       (0.21)         (0.28)           --
  Distributions from Net Realized Capital Gains .........                    (0.66)       (0.00)(4)      (0.11)           --
  Distributions from Capital ............................                       --           --             --            --
                                                                         ---------     --------      ---------     ---------
    Total Distributions .................................                    (0.67)       (0.21)         (0.39)           --
                                                                         ---------     --------      ---------     ---------
Net Asset Value, End of Period ..........................                $    7.69     $  11.00      $   11.16     $    8.83
                                                                         =========     ========      =========     =========
Total Return(2) .........................................                   (25.53)%       0.26%         31.98%       (13.09)%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ..................                $ 124,886     $145,176      $ 163,610     $  98,554
  Ratio of Operating Expenses to Average Net Assets(6) ..                     1.18%        1.14%          1.28%         1.32%(1)
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets ...............................................                     0.50%        0.39%          0.73%         0.04%(1)
  Portfolio Turnover Rate ...............................                       27%          37%           164%           41%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and/or Fees
   Reduced by Credits Allowed by the Custodian ..........                     1.18%        1.14%          1.29%         1.32%(1)

                                                              YEAR ENDED
                                                               JUNE 30,
                                                                 1998
                                                             ------------
Net Asset Value, Beginning of Period ....................     $   11.82
                                                              ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ..........................          0.09(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ..........................................         (0.69)
                                                              ---------
    Total from Investment Operations ....................         (0.60)
                                                              ---------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..................         (0.56)
  Distributions from Net Realized Capital Gains .........         (0.50)
  Distributions from Capital ............................            --
                                                              -----------
    Total Distributions .................................         (1.06)
                                                              ---------
Net Asset Value, End of Period ..........................     $   10.16
                                                              =========
Total Return(2) .........................................         (3.98)%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ..................     $ 108,521
  Ratio of Operating Expenses to Average Net Assets(6) ..          1.36%
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets ...............................................          0.81%
  Portfolio Turnover Rate ...............................           118%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Reimbursed and/or Fees
   Reduced by Credits Allowed by the Custodian ..........          1.36%


Footnotes on page 48

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                      SHORT TERM INCOME FUND CLASS I SHARES


                                                         YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                         OCTOBER 31,   OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                            2002          2001            2000           1999           1998(7)
                                                        ------------------------------------------------------------------------
Net Asset Value, Beginning of Period ................                  $     2.29      $   2.29       $   2.35      $    2.32
                                                                       ----------      --------       --------      ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ......................                        0.15          0.14           0.13(3)        0.04
  Net Realized and Unrealized Gain/(Loss) on
   Investments ......................................                        0.17         (0.00)(4)      (0.06)          0.03
                                                                       ----------      --------       --------      ---------
    Total from Investment Operations ................                        0.27          0.14           0.07           0.07
                                                                       ----------      --------       --------      ---------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..............                       (0.15)        (0.14)         (0.13)         (0.04)
  Distributions from Net Realized Capital
  Gains .............................................                          --            --             --             --
  Distributions from Capital ........................                          --            --             --             --
                                                                       ----------      --------       --------      ---------
    Total Distributions .............................                       (0.15)        (0.14)         (0.13)         (0.04)
                                                                       ----------      --------       --------      ---------
Net Asset Value, End of Period ......................                  $     2.41      $   2.29       $   2.29      $    2.35
                                                                       ==========      ========       ========      =========
Total Return(2) .....................................                       11.93%         6.43%          2.93%          3.20%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) ..............                  $  110,710      $ 93,741       $138,955      $   1,631
  Ratio of Operating Expenses to Average Net
   Assets(6) ........................................                        0.27%         0.30%          0.37%          0.57%(1)
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets ...............................                        6.19%         6.24%          5.67%          5.69%(1)
  Portfolio Turnover Rate ...........................                          27%           14%            85%            19%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian .........................                        0.59%         0.60%          0.71%          0.96%(1)

                                                             YEAR ENDED
                                                              JUNE 30,
                                                                1998
                                                           --------------
Net Asset Value, Beginning of Period ................        $   2.32
                                                             --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ......................            0.14
  Net Realized and Unrealized Gain/(Loss) on
   Investments ......................................            0.00(4)
                                                             --------
    Total from Investment Operations ................            0.14
                                                             --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..............           (0.14)
  Distributions from Net Realized Capital
  Gains .............................................              --
  Distributions from Capital ........................           (0.00)(4)
                                                             --------
    Total Distributions .............................           (0.14)
                                                             --------
Net Asset Value, End of Period ......................        $   2.32
                                                             ========
Total Return(2) .....................................            6.17%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) ..............        $  3,103
  Ratio of Operating Expenses to Average Net
   Assets(6) ........................................            0.53%
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets ...............................            6.03%
  Portfolio Turnover Rate ...........................             138%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian .........................            1.00%(1)


Footnotes on page 48

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                 U.S. GOVERNMENT SECURITIES FUND CLASS I SHARES


                                                      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                      OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                                         2002        2001          2000        1999          1998(8)
                                                      ----------------------------------------------------------------
Net Asset Value, Beginning of Period ................              $   10.55    $   10.51    $  10.99     $    10.86
                                                                   ---------    ---------    --------     ----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income .............................                   0.66         0.67        0.66           0.42
  Net Realized and Unrealized Gain/(Loss) on
   Investments ......................................                   0.65         0.04       (0.51)          0.12
                                                                   ---------    ---------    --------     ----------
    Total from Investment Operations ................                   1.31         0.71        0.15           0.54
                                                                   ---------    ---------    --------     ----------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ..............                  (0.66)       (0.67)      (0.63)         (0.41)
                                                                   ---------    ---------    --------     ----------
    Total Distributions .............................                  (0.66)       (0.67)      (0.63)         (0.41)
                                                                   ---------    ---------    --------     ----------
Net Asset Value, End of Period ......................              $   11.20    $   10.55    $  10.51     $    10.99
                                                                   =========    =========    ========     ==========
Total Return(2) .....................................                  12.81%        7.07%       1.43%          5.00%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) ..............              $ 301,656    $ 247,204    $184,708     $   39,939
  Ratio of Operating Expenses to Average Net
   Assets(6) ........................................                   0.57%        0.56%       0.60%          0.66%(1)
  Ratio of Operating Expenses to Average Net
   Assets Including Interest Expense ................                     --          N/A         N/A           1.10%(1)
  Ratio of Net Investment Income to Average
   Net Assets .......................................                   6.09%        6.52%       6.12%          6.25%(1)
  Portfolio Turnover Rate ...........................                     30%          13%         55%            12%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian .........................                   0.57%        0.59%       0.68%          1.11%(1)


Footnotes on page 48

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                           INCOME FUND CLASS I SHARES


                                                         YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                         OCTOBER 31,   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                                            2002          2001           2000          1999         1998(8)
                                                         -----------   -----------    -----------   -----------   ------------
Net Asset Value, Beginning of Period .............                      $   8.91       $   8.99       $  9.44       $  9.57
                                                                        --------       --------       -------       -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income/(Loss) ..................                          0.66           0.66          0.65          0.41
  Net Realized & Unrealized Gain/(Loss) on
   Investments ...................................                          0.44          (0.08)        (0.45)        (0.13)(5)
                                                                        --------       --------       -------       -------
    Total from Investment Operations .............                          1.10           0.58          0.20          0.28
                                                                        --------       --------       -------       -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ...........                         (0.67)         (0.66)        (0.65)        (0.41)
                                                                        --------       --------       -------       -------
    Total Distributions ..........................                         (0.67)         (0.66)        (0.65)        (0.41)
                                                                        --------       --------       -------       -------
Net Asset Value, End of Period ...................                      $   9.34       $   8.91       $  8.99       $  9.44
                                                                        ========       ========       =======       =======
Total Return(2) ..................................                         12.78%          6.72%         2.24%         2.84%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets End of Period (in 000's) ............                      $387,998       $286,979       $76,145       $ 7,342
  Ratio of Operating Expenses to Average
   Net Assets(6) .................................                          0.56%          0.60%         0.68%         0.71%(1)
  Ratio of Operating Expenses to Average
   Net Assets Including Interest Expense .........                            --             --            --            --
  Ratio of Net Investment Income to Average
   Net Assets ....................................                          7.27%          7.40%         7.22%         7.02%(1)
  Ratio of Operating Expenses to Average
   Net Assets Including Interest Expense .........                            --             --            --            --
  Portfolio Turnover Rate ........................                            35%            32%           19%           37%
  Ratio of Operating Expenses to Average
   Net Assets without Fee Waivers, Expenses
   Reimbursed and Fees Reduced by Credits
   Allowed by the Custodian ......................                          0.56%          0.61%         0.72%          N/A


Footnotes on page 48

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                         HIGH YIELD FUND CLASS I SHARES


                                                     YEAR ENDED          YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                   OCTOBER 31, 2002    OCTOBER 31, 2001   OCTOBER 31, 2000    OCTOBER 31, 1999
                                                   ----------------    ----------------   ----------------    ----------------
Net Asset Value, Beginning of Period .............                       $      8.48        $      8.91          $     8.85
                                                     -----------         -----------        -----------          ----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ..........................                              0.87               0.93(3)             0.98(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ...................................                             (0.99)             (0.43)               0.11(5)
                                                     -----------         -----------        -----------          ----------
    Total from Investment Operations .............                             (0.12)              0.50                1.09
                                                     -----------         -----------        -----------          ----------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ...........                             (0.93)             (0.93)              (0.98)
  Distributions from Net Realized Capital
   Gains .........................................                                --                 --               (0.05)
                                                     -----------         -----------        -----------          ----------
    Total Distributions ..........................                             (0.93)             (0.93)              (1.03)
                                                     -----------         -----------        -----------          ----------
Net Asset Value, End of Period ...................                       $      7.43        $      8.48          $     8.91
                                                     ===========         ===========        ===========          ==========
Total Return(2) ..................................                             (1.49)%             5.54%              12.75%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) ...........                       $   201,385        $   168,097          $   44,662
  Ratio of Operating Expenses to Average Net
   Assets(6) .....................................                              0.68%              0.72%               0.21%
  Ratio of Net Investment Income to Average
   Net Assets ....................................                             10.87%             10.44%              10.69%
  Portfolio Turnover Rate ........................                                27%                40%                 30%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian ......................                              0.69%              0.72%               0.85%



                                                        PERIOD ENDED
                                                    OCTOBER 31, 1998(9)
                                                   ----------------------
Net Asset Value, Beginning of Period .............      $   10.00
                                                        ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ..........................           0.22
  Net Realized and Unrealized Gain/(Loss) on
   Investments ...................................          (1.13)
                                                        ---------
    Total from Investment Operations .............          (0.91)
                                                        ---------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ...........          (0.24)
  Distributions from Net Realized Capital
   Gains .........................................             --
                                                        ---------
    Total Distributions ..........................          (0.24)
                                                        ---------
Net Asset Value, End of Period ...................      $    8.85
                                                        =========
Total Return(2) ..................................          (9.13)%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) ...........      $   1,309
  Ratio of Operating Expenses to Average Net
   Assets(6) .....................................           0.48%(1)
  Ratio of Net Investment Income to Average
   Net Assets ....................................           9.10%(1)
  Portfolio Turnover Rate ........................             54%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian ......................           0.97%(1)


Footnotes on page 48

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                        MONEY MARKET FUND CLASS I SHARES


                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,     OCTOBER 31,
                                                        2002           2001           2000           1999           1998(8)
                                                     -----------    -----------    -----------    -----------    ------------
Net Asset Value, Beginning of Period ...........                      $  1.00        $  1.00       $   1.00        $   1.00
                                                     -----------      -------        -------       --------        --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income .......................                        0.044          0.057          0.046           0.031
                                                     -----------      -------        -------       --------        --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .........                       (0.044)        (0.057)        (0.046)         (0.031)
                                                     -----------      -------        -------       --------        --------
Net Asset Value, End of Period .................                      $  1.00        $  1.00       $   1.00        $   1.00
                                                     ===========      =======       ========       ========        ========
Total Return(2) ................................                         4.46%          5.90%          4.66%           3.17%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) .........                      $17,755        $15,885       $102,760        $108,720
  Ratio of Operating Expenses to Average Net
   Assets(6) ...................................                         0.58%          0.55%          0.62%           0.54%(1)
  Ratio of Net Investment Income to Average
   Net Assets ..................................                         4.27%          5.72%          4.53%           5.06%(1)
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and Fees Reduced by Credits
   Allowed by the Custodian ....................                         0.58%          0.55%          0.63%           0.55%(1)


Footnotes on page 48

FOOTNOTES TO FINANCIAL HIGHLIGHTS

     (1)  Annualized.
     (2) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
     (3) Per share numbers have been calculated using the average shares method.
     (4)  Amount represents less than $0.01 per share.
     (5) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
     (6) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
     (7)  Fiscal year end changed to October 31 from June 30.
     (8)  On March 23, 1998 the Fund commenced selling Class I shares.
     (9) On April 8, 1998, May 5, 1998 and July 27, 1998 the Fund commenced selling Class I shares.
     (10) On June 7, 1999 the Fund commenced selling Class I shares.
     (11) On January 5, 2000 the Fund commenced selling Class I shares.
     (12) The Fund commenced operations on March 1, 2000.
     (13) On August 1, 2000 the Fund commenced selling Class I shares.

                                   APPENDIX A

          DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:

+ Aaa, Aa -- Bonds which are rated Aaa or Aa are judged to be of high quality by all standards and are generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

+ A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

+ Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

+ Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

+ B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

+ Caa -- Bonds which are rated Caa are poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

+ Ca -- Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.


+ C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                 DESCRIPTION OF STANDARD & POOR'S BOND RATINGS:

+ AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in high rated categories.

+ BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

+ BB-B-CCC-CC-C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

+ CI -- The rating CI is reserved for income bonds on which no income is being paid.

+ D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

FOR MORE INFORMATION ABOUT THE WM GROUP OF FUNDS


The WM Group's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Funds. The SAI and the Independent Auditors' Reports, along with the financial statements included in the Funds' recent Annual Reports, are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes. The Funds' Annual Reports discuss the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about the WM Group of Funds, or make shareholder inquiries by contacting your financial advisor, by calling toll-free 1-800-222-5852, or by visiting wmgroupoffunds.com.

You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Funds on the EDGAR database or the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the following file numbers:


                               FILE NO. 811-00123

                                Money Market Fund

                         U.S. Government Securities Fund

                                   Income Fund

                                 High Yield Fund


                                    REIT Fund

                                Equity Income Fund


                              Growth & Income Fund

                             West Coast Equity Fund

                               FILE NO. 811-05775

                             Short Term Income Fund

                                   Growth Fund

                              Small Cap Stock Fund

                            International Growth Fund

                                   WM TRUST I
                                   ----------
                                  WM TRUST II
                                  -----------
                 WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS, LLC
                 ---------------------------------------------

                          1201 THIRD AVENUE, 22ND FLOOR
                            SEATTLE, WASHINGTON 98101
                                  800-222-5852

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 1, 2003



STRATEGIC ASSET MANAGEMENT PORTFOLIOS
STRATEGIC GROWTH PORTFOLIO
CONSERVATIVE GROWTH PORTFOLIO
BALANCED PORTFOLIO
CONSERVATIVE BALANCED PORTFOLIO
FLEXIBLE INCOME PORTFOLIO

EQUITY FUNDS

REIT FUND

EQUITY INCOME FUND
GROWTH & INCOME FUND


WEST COAST EQUITY FUND

MID CAP STOCK FUND
GROWTH FUND
SMALL CAP STOCK FUND
INTERNATIONAL GROWTH FUND


FIXED-INCOME FUNDS
SHORT TERM INCOME FUND
U.S. GOVERNMENT SECURITIES FUND
INCOME FUND
HIGH YIELD FUND

MUNICIPAL FUNDS
TAX-EXEMPT BOND FUND
CALIFORNIA MUNICIPAL FUND
CALIFORNIA INSURED INTERMEDIATE
MUNICIPAL FUND

MONEY FUNDS
MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
CALIFORNIA MONEY FUND


This Statement of Additional Information (the "SAI") is not a prospectus but supplements the information contained in the current prospectuses of the WM Group of Funds dated March 1, 2003, (collectively, the "Prospectus"), and should be read in conjunction with such Prospectus. The Annual Report of the Funds and the Portfolios for the fiscal period ended October 31, 2002 is incorporated by reference in this SAI. The Prospectus may be obtained without charge by writing to WM Shareholder Services, Inc. ("Shareholder Services") or by calling Shareholder Services at 800-222-5852.

                                    CONTENTS


            ORGANIZATION .....................................
            MANAGEMENT .......................................
            INVESTMENT RESTRICTIONS ..........................
            PORTFOLIO TURNOVER ...............................
            SECURITIES TRANSACTIONS ..........................
            NET ASSET VALUE ..................................
            HOW TO BUY AND REDEEM SHARES .....................
            PERFORMANCE INFORMATION ..........................
            DETERMINATION OF PERFORMANCE .....................
            TAXES ............................................
            DISTRIBUTOR ......................................
            APPENDIX .........................................


                                  ORGANIZATION

The Money Market, Tax-Exempt Money Market, U.S. Government Securities, Income, High Yield, Tax-Exempt Bond, REIT, Equity Income, Growth & Income, West Coast Equity and Mid Cap Stock Funds (the "WM Trust I Funds") are each series of WM Trust I. The California Money, Short Term Income, California Municipal, California Insured Intermediate Municipal, Growth, International Growth and Small Cap Stock Funds (the "WM Trust II Funds") are each series of WM Trust II. The WM Trust I Funds and WM Trust II Funds are collectively referred to in this SAI as the "Funds." The Strategic Growth, Conservative Growth, Balanced, Conservative Balanced and Flexible Income Portfolios, collectively referred to in this SAI as the "Portfolios," are each series of WM Strategic Asset Management Portfolios, LLC. WM Trust I, WM Trust II and WM Strategic Asset Management Portfolios, LLC are referred to in this SAI as the "Trusts." Each of the Portfolios and Funds of the Trusts is "diversified" within the meaning of the Investors Company Act of 1940, with the exception of the California Municipal Fund, California Insured Intermediate Municipal Fund and the California Money Fund.

The WM Trust I Funds other than the High Yield, Mid Cap Stock and REIT Funds are successors to the following Washington corporations, or series thereof, which commenced operations in the years indicated, which made up the group of mutual funds, known as the "Composite Funds."

Composite U.S. Government Securities, Inc. (1982) Composite Income Fund, Inc.
(1975) Composite Growth & Income Fund, a series of Composite Equity Series, Inc.

                                     (1949)

Composite Money Market Portfolio, a series of Composite Cash Management Company (predecessor to the Money Market Fund) (1979) Composite Tax-Exempt Portfolio, a series of Composite Cash Management Company (predecessor to the Tax-Exempt Money Market Fund) (1979) Composite Tax-Exempt Bond Fund, Inc. (1976) Composite Northwest Fund, Inc. (predecessor to the West Coast Equity Fund) (1986) Composite Bond & Stock Fund, Inc. (predecessor to the Equity Income Fund)

                                     (1939)

Each of the Composite Funds was reorganized as a series of WM Trust I on March 20, 1998. In connection with this reorganization, the Trust, which was previously named "The Composite Funds" and which conducted no operations prior to that date, changed its name to its current name. The High Yield Fund was organized on March 23, 1998, the Mid Cap Stock Fund was organized on March 1, 2000 and the REIT Fund was organized on March 1, 2003.



Prior to March 20, 1998, the name of WM Trust II was "Sierra Trust Funds" and the name of the Portfolios was "Sierra Asset Management Portfolios." (On July 16, 1999, each Portfolio succeeded to a corresponding fund of the same name that was a series of WM Strategic Asset Management Portfolios. Where appropriate, the term "Portfolio" shall mean or include the predecessor to such Portfolio.) These Trusts were part of a family of mutual funds known as the "Sierra Funds."

Prior to March 1, 2002, the West Coast Equity Fund was known as Growth Fund of the Northwest. Prior to August 1, 2000, the Conservative Balanced Portfolio was known as the Income Portfolio and the Equity Income Fund was known as the Bond & Stock Fund. Prior to March 1, 2000, the Short Term Income Fund was known as the Short Term High Quality Bond Fund, the Growth Fund of the Northwest was known as the Northwest Fund and the Small Cap Stock Fund was known as the Emerging Growth Fund. Prior to March 20, 1998, the Strategic Growth Portfolio was known as the Sierra Capital Growth Portfolio, the Conservative Growth Portfolio was known as the Sierra Growth Portfolio, the Balanced Portfolio was known as the Sierra Balanced Portfolio, the Conservative Balanced Portfolio was known as the Sierra Income Portfolio, and the Flexible Income Portfolio was known as the Sierra Value Portfolio.

WM Trust I is an open-end management investment company, organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated September 19, 1997, as amended from time to time (the "WM Trust I Agreement"). WM Trust II is also an open-end management investment company organized as a Massachusetts business trust pursuant to a Master Trust Agreement dated February 22, 1989, as amended from time to time (the "WM Trust II Agreement"). The WM Trust I Agreement and WM Trust II Agreement are collectively referred to herein as the "Trust Agreements." WM Strategic Asset Management Portfolios, LLC is an open-end management investment company, organized as a Massachusetts limited liability company pursuant to a Limited Liability Company Agreement dated March 12, 1999, as amended from time to time (the "LLC Agreement"). In the interest of economy and convenience, certificates representing shares in the Trusts are not physically issued. Boston Safe Deposit and Trust Co. ("Boston Safe"), the Trusts' Custodian, and WM Shareholder Services, Inc. ("Shareholder Services"), the Trusts' Transfer Agent, maintain a record of each shareholder's ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, Fund or Class, except with respect to the election of Trustees and the selection of independent accountants, for which shareholders of each Trust as a whole vote together.


Under normal circumstances, there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office promptly will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreements and the LLC Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of any of a Trust's outstanding shares.

Massachusetts law provides that shareholders, under certain circumstances, could be held personally liable for the obligations of a business trust, such as WM Trust I or WM Trust II. However, each Trust Agreement disclaims shareholder liability for acts or obligations of the Trusts and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. Each Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trusts' management believes is remote. The Trustees intend to conduct the operations of each Trust in such a way so as to avoid, to the extent possible, ultimate liability of the shareholders for the liabilities of the Trust. Massachusetts law provides that shareholders of limited liability companies, such as WM Strategic Asset Management Portfolios, LLC, may not be held personally liable for the obligations of the Portfolios.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

The Trusts are governed by a common Board of Trustees which oversees the Trusts' activities and is responsible for protecting the interests of shareholders. The names, addresses and ages of the Trustees and executive officers of the Trusts, together with information as to their principal business occupations, are set forth in the following table. The table also identifies those Trustees who are "interested persons" of the Trusts, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The officers of the Trusts are employees of organizations that provide services to the Portfolios and Funds offered by the Trusts.

TRUSTEES AND OFFICERS (UNAUDITED):


                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                                         FUND COMPLEX
NAME, AGE, AND ADDRESS                        LENGTH OF         PRINCIPAL OCCUPATION(S)   OVERSEEN BY      OTHER DIRECTORSHIPS
OF NON-INTERESTED TRUSTEE                   TIME SERVED(1)        DURING PAST 5 YEARS       TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
David E. Anderson, 76,                 Sierra Funds-8 years WM  Retired President and         38       Children's Bureau
 17960 Seabreeze Drive                 Group of Funds-5 years   CEO of GTE California,                 Foundation; Upward Bound
 Pacific Palisades, CA 90272                                    Inc.                                   House of Santa Monica
-----------------------------------------------------------------------------------------------------------------------------------
Wayne L. Attwood, M.D., 74,            Composite Funds-11 years Retired doctor of             38
 3 East 40th Avenue                    WM Group of Funds-5      internal medicine and
 Spokane, WA 99203                     years                    gastroenterology.
-----------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake, 49,                  Composite Funds-3 years  CPA specializing in           38
 P.O. Box 28338                        WM Group of Funds-5      personal financial and                 Frank Russell Investment
 Spokane, WA 99228-8338                years                    tax planning.                          Company; Russell Insurance
                                                                                                       Funds; Avista Corporation;
                                                                                                       St. George School;
                                                                                                       YMCA of the Inland Northwest;

-----------------------------------------------------------------------------------------------------------------------------------
Edmond R. Davis, Esq., 74,             Sierra Funds-8 years WM  Partner at the law firm       38       Braille Institute of
 553 South Marengo Avenue              Group of Funds-5 years   of Davis & Whalen LLP.                 America, Inc.; Children's
 Pasadena, CA 91101                                                                                    Bureau of Southern
                                                                                                       California; Children's
                                                                                                       Bureau Foundation, Fifield
                                                                                                       Manors, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
Carrol R. McGinnis, 59,                Griffin Funds-5 years WM Founder of McGinnis           38       Baptist Foundation of Texas;
 9225 Katy Freeway, Suite 205          Group of Funds-5 years   Investments.                           Texas Tech University
 Houston, TX 77024                                                                                     Foundation, Concord Trust
                                                                                                       Company

-----------------------------------------------------------------------------------------------------------------------------------
Alfred E. Osborne, Jr., Ph.D.,         Sierra Funds-7 years WM  University professor,         38       Nordstrom Inc.; K2, Inc.;
 58,                                   Group of Funds-5 years   researcher and                         First Pacific Advisors'
 110 Westwood Plaza, Suite C305                                 administrator in the                   Capital, Crescent and New
 Los Angeles, CA 90095-1481                                     Anderson Graduate School               Income Funds; member of
                                                                of Management at the                   Investment Company Institute
                                                                University of California               National Board of Governors.
                                                                Los Angeles.

-----------------------------------------------------------------------------------------------------------------------------------
Daniel L. Pavelich, 58,                Composite Funds-1 year   Retired Chairman and CEO      38       Wild Seed, Inc.; Catalytic
 4311 South Madison Road               WM Group of Funds-5      of BDO Seidman.                        Inc.
 Spokane, WA 99206                     years
-----------------------------------------------------------------------------------------------------------------------------------
Jay Rockey, 75,                        Composite Funds-3 years  Founder and Chairman of       38       Downtown Seattle
 2121 Fifth Avenue                     WM Group of Funds-5      The Rockey Company.                    Association; Rainier Club;
 Seattle, WA 98121                     years                                                           WSU Foundation.
-----------------------------------------------------------------------------------------------------------------------------------
Morton O. Schapiro, 49,                Griffin Funds-5 years WM President of Williams         38
 P.O. Box 687                          Group of Funds-5 years   College since 2000.
 Williamstown, MA 01267                                         Prior thereto, Dean of
                                                                the College of Letters,
                                                                Arts and Sciences;
                                                                Professor of Economics
                                                                and Vice President of
                                                                Planning, University of
                                                                Southern California.
-----------------------------------------------------------------------------------------------------------------------------------
Richard C. Yancey, 76, (Lead Trustee)  Composite Funds-23 years Retired Managing              38       AdMedia Partners Inc.; Czech
 444 Madison Avenue, 19th Floor        WM Group of Funds-5      Director of Dillon Reed                and Slovak American
 New York, NY 10022                    years                    & Co., an Investment                   Enterprise Fund
                                                                Bank now part of
                                                                UBS Warburg.

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                                         FUND COMPLEX
NAME, AGE, AND ADDRESS                        LENGTH OF         PRINCIPAL OCCUPATION(S)   OVERSEEN BY      OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE(2)                    TIME SERVED(1)        DURING PAST 5 YEARS       TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Anne V. Farrell, 67,                   Composite Funds-4 years  President of the Seattle      38       Washington Mutual, Inc.; REI
 425 Pike Street, Suite 510            WM Group of Funds-5      Foundation.
 Seattle, WA 98101                     years
-----------------------------------------------------------------------------------------------------------------------------------
Michael K. Murphy, 66,                 Composite Funds-3 years  Chairman of CPM               38       Washington Mutual, Inc.
 P.O. Box 3366                         WM Group of Funds-5      Development Corporation.
 Spokane, WA 99220-3366                years
-----------------------------------------------------------------------------------------------------------------------------------
William G. Papesh, 60,                 Composite Funds-9 years  President, CEO and            38
 President and CEO                     WM Group of Funds-5      Director of the Advisor,
 1201 Third Avenue, 22nd Floor         years                    Distributor and
 Seattle, WA 98101                                              Administrator.

NAME, AGE, AND ADDRESS                     POSITION(S) HELD WITH REGISTRANT &
OF OFFICER                                        LENGTH OF TIME SERVED
------------------------------------------------------------------------------------
Monte D. Calvin, CPA, 59,            First Vice President since 2002. First Vice
 1201 Third Avenue, 22nd Floor       President, Chief Financial Officer and
 Seattle, WA 98101                   Treasurer since 2001. First Vice President
                                     and Chief Financial Officer Since 1998. Vice
                                     President and Treasurer since 1988.
------------------------------------------------------------------------------------
Sandy Cavanaugh, 47,                 Senior Vice President since 2000.
 12009 Foundation Place, Suite 350   First Vice President since 1997.
 Gold River, CA 95670
------------------------------------------------------------------------------------
Sharon L. Howells, 52,               First Vice President since 2000.
 1201 Third Avenue, 22nd Floor
 Seattle, WA 98101
------------------------------------------------------------------------------------
Gary Pokrzywinski, 41,               First Vice President since 2001.
 1201 Third Avenue, 22nd Floor       Vice President since 1999.
 Seattle, WA 98101
------------------------------------------------------------------------------------
Stephen Q. Spencer, 44,              First Vice President since 2001.
 1201 Third Avenue, 22nd Floor
 Seattle, WA 98101
------------------------------------------------------------------------------------
John T. West, 48,                    First Vice President, Secretary, Compliance
 1201 Third Avenue, 22nd Floor       Officer, Treasurer and Chief Financial Officer
 Seattle, WA 98101                   since 2002. First Vice President, Secretary
                                     and Compliance Officer since 2001. Vice
                                     President, Secretary and Compliance Officer
                                     since 1998. Secretary since 1993.
------------------------------------------------------------------------------------
Randall L. Yoakum, 43,               Senior Vice President since 2001.
 1201 Third Avenue, 22nd Floor       First Vice President since 1999.
 Seattle, WA 98101
------------------------------------------------------------------------------------


NAME, AGE, AND ADDRESS                       PRINCIPAL OCCUPATION(S) DURING
OF OFFICER                                            PAST 5 YEARS
------------------------------------------------------------------------------------
Monte D. Calvin, CPA, 59,            First Vice President and Director of the
 1201 Third Avenue, 22nd Floor       Administrator, Advisor and Distributor.
 Seattle, WA 98101
------------------------------------------------------------------------------------
Sandy Cavanaugh, 47,                 Senior Vice President and Director of the
 12009 Foundation Place, Suite 350   Distributor and Director of the Advisor and
 Gold River, CA 95670                Administrator since 1997. Prior thereto, senior
                                     level positions with AIM Management.
------------------------------------------------------------------------------------
Sharon L. Howells, 52,               First Vice President, Secretary and Director of
 1201 Third Avenue, 22nd Floor       the Advisor, Distributor and Administrator
 Seattle, WA 98101
------------------------------------------------------------------------------------
Gary Pokrzywinski, 41,               First Vice President of the Advisor.
 1201 Third Avenue, 22nd Floor
 Seattle, WA 98101
------------------------------------------------------------------------------------
Stephen Q. Spencer, 44,              First Vice President of the Advisor. Prior
 1201 Third Avenue, 22nd Floor       thereto, senior level positions with Smoot,
 Seattle, WA 98101                   Miller, Cheney and Co.
------------------------------------------------------------------------------------
John T. West, 48,                    Vice President of the Administrator.
 1201 Third Avenue, 22nd Floor
 Seattle, WA 98101
------------------------------------------------------------------------------------
Randall L. Yoakum, 43,               Senior Vice President and Chief Investment
 1201 Third Avenue, 22nd Floor       Officer of the Advisor. Director of the
 Seattle, WA 98101                   Advisor, Distributor and Administrator. Prior
                                     to 1999, senior positions at D.A. Davidson and
                                     Boatmen's Trust.
------------------------------------------------------------------------------------


(1)The Sierra Funds merged with the Composite Funds on March 23, 1998 to form the WM Group of Funds. The Griffin Funds merged with the WM Group of Funds on March 5, 1999.

(2)Trustees are considered interested due to their affiliation with Washington Mutual, Inc.

                        EQUITY SECURITIES OWNERSHIP TABLE

                                 (DOLLAR RANGES)


                          (As of [December 31, 2002])



-----------------------------------------------------------------------------------------------------------------------------
                                                     TAX-
                                                     EXEMPT                SHORT-      U.S.               TAX-
                                            MONEY    MONEY    CALIFORNIA   TERM     GOVERNMENT            EXEMPT   CALIFORNIA
                                            MARKET   MARKET     MONEY      INCOME   SECURITIES   INCOME   BOND     MUNICIPAL
                                            FUND     FUND       FUND       FUND        FUND       FUND    FUND        FUND
-----------------------------------------------------------------------------------------------------------------------------
 NON-INTERESTED TRUSTEES
 David E. Anderson                                                           B                                         B
-----------------------------------------------------------------------------------------------------------------------------
 Wayne L. Attwood, M.D.
-----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake                             B
-----------------------------------------------------------------------------------------------------------------------------
 Edmond R. Davis, Esq                         A                   D
-----------------------------------------------------------------------------------------------------------------------------
 Carrol R. McGinnis                           A
-----------------------------------------------------------------------------------------------------------------------------
 Alfred E. Osborne, Jr. Ph.D.                 A                              A                     A
-----------------------------------------------------------------------------------------------------------------------------
 Daniel L. Pavelich
-----------------------------------------------------------------------------------------------------------------------------
 Jay Rockey                                            A
-----------------------------------------------------------------------------------------------------------------------------
 Morton O. Schapiro                           A
-----------------------------------------------------------------------------------------------------------------------------
 Richard C. Yancey
-----------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
 Anne V. Farrell                              A
-----------------------------------------------------------------------------------------------------------------------------
 Michael K. Murphy
-----------------------------------------------------------------------------------------------------------------------------
 William G. Papesh                            D                                         B          B
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                           CALIFORNIA
                                           INSURED
                                           INTERMEDIATE   MID CAP   EQUITY
                                           MUNICIPAL      STOCK     INCOME
                                             FUND         FUND       FUND
-----------------------------------------------------------------------------------------------------------------------------
 NON-INTERESTED TRUSTEES
 David E. Anderson                              A
-----------------------------------------------------------------------------------------------------------------------------
 Wayne L. Attwood, M.D.                                                 B
-----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake
-----------------------------------------------------------------------------------------------------------------------------
 Edmond R. Davis, Esq
-----------------------------------------------------------------------------------------------------------------------------
 Carrol R. McGinnis                                          D          D
-----------------------------------------------------------------------------------------------------------------------------
 Alfred E. Osborne, Jr. Ph.D.
-----------------------------------------------------------------------------------------------------------------------------
 Daniel L. Pavelich
-----------------------------------------------------------------------------------------------------------------------------
 Jay Rockey                                                             D
-----------------------------------------------------------------------------------------------------------------------------
 Morton O. Schapiro
-----------------------------------------------------------------------------------------------------------------------------
 Richard C. Yancey                                                      D
-----------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
 Anne V. Farrell
-----------------------------------------------------------------------------------------------------------------------------
 Michael K. Murphy
-----------------------------------------------------------------------------------------------------------------------------
 William G. Papesh                                                      D
-----------------------------------------------------------------------------------------------------------------------------



A = $1 to $10,000

B = $10,001 to $50,000

C = $50,001 to $100,000

D = over $100,000

-------------------------------------------------------------------------------------------------------------------------------
                                                                          WEST
                                      GROWTH &            INTERNATIONAL   COAST    HIGH    SMALL       STRATEGIC   CONSERVATIVE
                                      INCOME     GROWTH    GROWTH         EQUITY   YIELD   CAP STOCK   GROWTH      GROWTH
                                      FUND       FUND        FUND         FUND     FUND     FUND       PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
 NON-INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
 David E. Anderson                                 B            A
-------------------------------------------------------------------------------------------------------------------------------
 Wayne L. Attwood, M.D.                  B                                  B
-------------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake                                                           B                              D
-------------------------------------------------------------------------------------------------------------------------------
 Edmond R. Davis, Esq                    A         A            A           A
-------------------------------------------------------------------------------------------------------------------------------
 Carrol R. McGinnis                      D                                  C
-------------------------------------------------------------------------------------------------------------------------------
 Alfred E. Osborne, Jr. Ph.D.            A                      A
-------------------------------------------------------------------------------------------------------------------------------
 Daniel L. Pavelich                      D         B
-------------------------------------------------------------------------------------------------------------------------------
 Jay Rockey                              B                                  D
-------------------------------------------------------------------------------------------------------------------------------
 Morton O. Schapiro                                A                                                       B              B
-------------------------------------------------------------------------------------------------------------------------------
 Richard C. Yancey                       D                                  C
-------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
 Anne V. Farrell                                   B                        C
-------------------------------------------------------------------------------------------------------------------------------
 Michael K. Murphy                                 C
-------------------------------------------------------------------------------------------------------------------------------
 William G. Papesh                       C                                  D
-------------------------------------------------------------------------------------------------------------------------------



-----------------------------------  -------------------------------------

                                               FLEXIBLE   CONSERVATIVE       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                    BALANCED   INCOME     BALANCED         IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                                    PORTFOLIO  PORTFOLIO  PORTFOLIO         BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
 David E. Anderson
-------------------------------------------------------------------------------------------------------------------------------
 Wayne L. Attwood, M.D.
-------------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake
-------------------------------------------------------------------------------------------------------------------------------
 Edmond R. Davis, Esq                   B
-------------------------------------------------------------------------------------------------------------------------------
 Carrol R. McGinnis
-------------------------------------------------------------------------------------------------------------------------------
 Alfred E. Osborne, Jr. Ph.D.
-------------------------------------------------------------------------------------------------------------------------------
 Daniel L. Pavelich
-------------------------------------------------------------------------------------------------------------------------------
 Jay Rockey
-------------------------------------------------------------------------------------------------------------------------------
 Morton O. Schapiro
-------------------------------------------------------------------------------------------------------------------------------
 Richard C. Yancey
-------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
 Anne V. Farrell
-------------------------------------------------------------------------------------------------------------------------------
 Michael K. Murphy
-------------------------------------------------------------------------------------------------------------------------------
 William G. Papesh                                   D
-------------------------------------------------------------------------------------------------------------------------------


A = $1 to $10,000

B = $10,001 to $50,000

C = $50,001 to $100,000

D = over $100,000

Each of the Trustees and Officers of the Trusts listed above holds the same position(s) within all three Trusts and is also a trustee or officer of WM Variable Trust (the "Variable Trust"). Together, the Trusts and the Variable Trust form the "Fund Complex." There are currently thirty-eight (38) portfolios within the Fund complex that are overseen by each of the Trustees. The Variable Trust is an investment company advised by the Advisor. Each of the Trustees and Officers of the Trusts listed above who is also an officer of the Advisor, the Distributor or Shareholder Services, as a result, is an affiliated person, for purposes of the 1940 Act, of the Advisor, the Distributor or Shareholder Services, as the case may be. Each Trustee and executive officer shall hold the indicated positions until his or her resignation or removal.


REMUNERATION. No Trustee who is an officer or employee of the Advisor or its affiliates receives any compensation from the Trusts for serving as Trustee of the Trusts. The Trusts, together with the Variable Trust, pay each Trustee who is not a director, officer or employee of the Advisor or its affiliates a fee of $24,000 per annum plus $3,000 per Board meeting attended in person and $1,000 per Board meeting attended by telephone, and reimburses each such Trustee for travel and out-of-pocket expenses. The Lead Trustee receives an additional $8,000 per annum. The Chairman of each committee receives a fee of $1,000 per committee meeting and committee members each receive $500. Officers of the Trusts receive no direct remuneration in such capacity from the Trusts. Officers and Trustees of the Trusts who are employees of the Advisor or its affiliates may be considered to have received remuneration indirectly.

COMMITTEES. The Trusts have established a Governance Committee, an Investment Committee, an Operations/Distribution Committee and an Audit Committee. The duties of the Governance Committee of the Trusts include oversight of the Trusts' legal counsel, review of the Trustees' compensation, oversight of regulatory compliance and review of assignments to each of the Trusts' other committees. The members of the Governance Committee are Richard C. Yancey (chair), David E. Anderson, Daniel L. Pavelich and Kristianne C. Blake. The Governance Committee held one meeting during the fiscal year ended 10/31/02.


The duties of the Investment Committee include the review of and oversight of compliance with the investment restrictions of the Funds and the Portfolios, the review of advisory contracts and contracts with custodians and subadvisers, the review of the pricing, valuation and performance of the Funds and the Portfolios, the review of brokerage policies and the review of transactions with affiliates. The members of the Investment Committee are Richard C. Yancey (chair), David E. Anderson, Anne V. Farrell, and Carrol R. McGinnis. The Investment Committee held four meetings during the fiscal year ended 10/31/02.

The duties of the Operations/Distribution Committee include monitoring the activities of the Distributor, Transfer Agent and Administrator and considering new funds, review of possible termination of funds and/or merging small funds. The members of the Operations/Distribution Committee are Kristianne C. Blake (chair), Michael K. Murphy, Jay Rockey and Morton O. Schapiro. The Operations/Distribution Committee held four meetings during the fiscal year ended 10/31/02.

The duties of the Audit Committee include oversight of each Fund's internal controls, and annual and semi-annual financial reporting process, including review of the results of each Fund's annual independent audit, review of legal, tax and regulatory matters brought to the Committee's attention by management or the independent public accountants that may have a material impact on the financial statements, related company compliance policies and programs, and reports received from regulators and review annual audit plans and other matters in relation to the Funds' independent public accountants. The members of the Audit Committee are Daniel L. Pavelich (chair), Wayne L. Attwood, M.D., Edmond
R. Davis, and Alfred E. Osborne. The Audit Committee held four meetings during the fiscal year ended 10/31/02.


CODES OF ETHICS. The Trusts, the Advisor, WM Funds Distributor, Inc. and each of the sub-advisors to the Funds have adopted codes of ethics in accordance with Rule 17j-1 under the defined term for 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds or the Portfolios.

COMPENSATION

The following table shows the aggregate compensation paid to each of the Trusts' Trustees by each Portfolio or Fund for the most recent fiscal year and by the "Fund Complex" for calendar 2002. The Fund Complex consists of the Portfolios and Funds, together with the Funds within the Variable Trust. None of the Trusts has any plan which would pay pension or retirement benefits to any Trustee.

                                WM GROUP OF FUNDS
                               COMPENSATION TABLE


                                                     TAX-
                                                    EXEMPT                SHORT-      U.S.                TAX-
                                           MONEY    MONEY    CALIFORNIA    TERM    GOVERNMENT            EXEMPT   CALIFORNIA
                                           MARKET   MARKET     MONEY      INCOME   SECURITIES   INCOME    BOND    MUNICIPAL
          NON-INTERESTED TRUSTEES           FUND     FUND       FUND       FUND       FUND       FUND     FUND       FUND
          -----------------------          ------   ------   ----------   ------   ----------   ------   ------   ----------
David E. Anderson ......................
Wayne L. Attwood, M.D ..................
Kristianne Blake .......................
Edmond R. Davis, Esq ...................
Carrol R. McGinnis .....................
Alfred E. Osborne, Jr., Ph.D ...........
Daniel L. Pavelich .....................
Jay Rockey .............................
Morton O. Schapiro .....................
Richard C. Yancey ......................

INTERESTED TRUSTEES
----------------------------------------
Anne V. Farrell ........................
Michael K. Murphy ......................
William G. Papesh ......................   $    0    $  0       $  0       $  0      $    0      $  0    $    0     $    0



                                            CALIFORNIA
                                             INSURED
                                           INTERMEDIATE   MID CAP   EQUITY   GROWTH &
                                            MUNICIPAL      STOCK    INCOME    INCOME
          NON-INTERESTED TRUSTEES              FUND        FUND      FUND      FUND
          -----------------------          ------------   -------   ------   --------
David E. Anderson ......................
Wayne L. Attwood, M.D ..................
Kristianne Blake .......................
Edmond R. Davis, Esq ...................
Carrol R. McGinnis .....................
Alfred E. Osborne, Jr., Ph.D ...........
Daniel L. Pavelich .....................
Jay Rockey .............................
Morton O. Schapiro .....................
Richard C. Yancey ......................

INTERESTED TRUSTEES
----------------------------------------
Anne V. Farrell ........................
Michael K. Murphy ......................
William G. Papesh ......................       $  0         $ 0     $    0    $    0

                                                                 WEST
                                                INTERNATIONAL   COAST            SMALL   STRATEGIC   CONSERVATIVE
                                       GROWTH      GROWTH       EQUITY   HIGH     CAP     GROWTH        GROWTH      BALANCED
    NON-INTERESTED TRUSTEES             FUND        FUND         FUND    YIELD   FUND    PORTFOLIO    PORTFOLIO     PORTFOLIO
    -----------------------            ------   -------------   ------   -----   -----   ---------   ------------   ---------
David E. Anderson ..............
Wayne L. Attwood, M.D ..........
Kristianne Blake ...............
Edmond R. Davis, Esq ...........
Carrol R. McGinnis .............
Alfred E. Osborne, Jr., Ph.D ...
Daniel L. Pavelich .............
Jay Rockey .....................
Morton O. Schapiro .............
Richard C. Yancey ..............

INTERESTED TRUSTEES
--------------------------------
Anne V. Farrell ................
Michael K. Murphy ..............
William G. Papesh ..............       $    0        $  0       $    0    $  0    $  0     $    0       $    0        $    0



                                                                                        TOTAL
                                                                       TOTAL        COMPENSATION
                                       FLEXIBLE    CONSERVATIVE    COMPENSATION     FROM THE FUND
                                        INCOME       BALANCED     FOR FISCAL YEAR    COMPLEX FOR
    NON-INTERESTED TRUSTEES            PORTFOLIO    PORTFOLIO     ENDED 10/31/02    CALENDAR 2002
    -----------------------            ---------   ------------   ---------------   -------------
David E. Anderson ..............
Wayne L. Attwood, M.D ..........
Kristianne Blake ...............
Edmond R. Davis, Esq ...........
Carrol R. McGinnis .............
Alfred E. Osborne, Jr., Ph.D ...
Daniel L. Pavelich .............
Jay Rockey .....................
Morton O. Schapiro .............
Richard C. Yancey ..............

INTERESTED TRUSTEES
--------------------------------
Anne V. Farrell ................
Michael K. Murphy ..............
William G. Papesh ..............         $    0        $  0           $     0         $     0.00

As of December 31, 2002, except as noted below, to the knowledge of the Trusts, no shareholders owned of record 5% or more of, and the officers and directors of the Portfolios and Funds as a group owned of record or beneficially less than 1% of the outstanding shares of the indicated classes of the Portfolios or Funds:

EQUITY INCOME FUND CLASS A: Northwestern Trust & Investors Advisory Company, 1201 3rd Ave., Ste. 2010, Seattle, WA 98101,

EQUITY INCOME FUND CLASS I: SAM Conservative Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Balanced Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Strategic Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

GROWTH & INCOME FUND CLASS A: Northwestern Trust & Investors Advisory Company, 1201 3rd Ave., Ste. 2010, Seattle, WA 98101,

GROWTH & INCOME FUND CLASS I: SAM Conservative Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Balanced Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Strategic Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

WEST COAST EQUITY FUND CLASS A: Northwestern Trust & Investors Advisory Company, 1201 3rd Ave., Ste. 2010, Seattle, WA 98101,

WEST COAST EQUITY FUND CLASS I: SAM Conservative Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Balanced Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Strategic Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

GROWTH FUND CLASS I: SAM Conservative Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Strategic Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Balanced Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

MID CAP STOCK FUND CLASS A: Fiserv Securities, Inc., FAO 48414641, Attn: Mutual Funds, One Commerce Square, 2005 Market Street, Ste. 1200, Philadelphia, PA 19103,

Northwestern Trust & Investors Advisory Company, 1201 3rd Ave., Ste. 2010, Seattle, WA 98101,

MID CAP STOCK FUND CLASS I: SAM Conservative Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Strategic Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Balanced Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SMALL CAP STOCK FUND CLASS I: SAM Conservative Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Balanced Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Strategic Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

INTERNATIONAL GROWTH FUND CLASS I: SAM Conservative Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd. Fl., Seattle, WA 98101,

SAM Strategic Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Balanced Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SHORT TERM INCOME FUND CLASS I: SAM Balanced Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Flexible Income Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

U.S. GOVERNMENT SECURITIES CLASS I: SAM Balanced Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Flexible Income Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Conservative Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

INCOME FUND CLASS I: SAM Balanced Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Conservative Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Flexible Income Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

HIGH YIELD FUND CLASS A: Fiserv Securities, Inc., FAO 22318326, Attn: Mutual Funds, One Commerce Square, 2005 Market Street, Ste. 1200, Philadelphia, PA 19103,

Fiserv Securities, Inc., FAO 22122857, Attn: Mutual Funds, One Commerce Square, 2005 Market Street, Ste. 1200, Philadelphia, PA 19103,

HIGH YIELD FUND CLASS I: SAM Conservative Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Balanced Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

SAM Strategic Growth Portfolio, c/o WM Advisors, 1201 3rd Ave., 22nd Fl., Seattle, WA 98101,

MONEY MARKET FUND CLASS A: BHC Securities, Omnibus Account, Attn: Cash Sweeps Dept., 2005 Market St., 12th Fl., Philadelphia, PA 19103,

Northwestern Trust & Investors Advisory Company, 1201 3rd Ave., Ste. 2010, Seattle, WA 98101,

MONEY MARKET FUND CLASS I: WM Advisors, 1201 3rd Ave., Suite 780, Seattle, WA 98101,

WM Shareholder Services, 1201 3rd Ave., Suite 780, Seattle, WA 98101,

WM Funds Distributor, 1201 3rd Ave., Suite 780, Seattle, WA 98101,

TAX-EXEMPT MONEY MARKET CLASS A: BHC Securities, Omnibus Account, Attn: Cash Sweeps Dept., 2005 Market St., 12th Fl., Philadelphia, PA 19103,

Fiserv Securities, Inc., FAO 48418366, Attn: Mutual Funds, One Commerce Square, 2005 Market Street, Ste. 1200, Philadelphia, PA 19103,

CALIFORNIA MONEY FUND CLASS A: BHC Securities, Omnibus Account, Attn: Cash Sweeps Dept., 2005 Market St., 12th Fl., Philadelphia, PA 19103-4042,

Edward B. Baker, TTEE: Baker Family Trust U/A DTD 7/10/94, 1650 16th Ave., San Francisco, CA 94122,


The Portfolios and Funds have no knowledge as to the beneficial ownership of their shares.


THE PORTFOLIOS' AND FUNDS' SERVICE PROVIDERS

The Portfolios and Funds are managed by the Advisor. The Advisor has delegated portfolio management responsibilities with respect to the Growth, International Growth, Tax-Exempt Bond, California Municipal and California Insured Intermediate Municipal Funds to sub-advisors.

In determining to approve the most recent annual extension of the Trusts' investment advisory agreement with the Advisor (the "Advisory Agreement") and the investment sub-advisory agreements among the Trusts, the Advisor and certain sub-advisors (the "Subadvisors") with respect to the Growth, International Growth, Tax-Exempt Bond, California Municipal and California Insured Intermediate Municipal Funds (the "Subadvisory Agreements"), the Trustees met over the course of the Trusts' last fiscal year with the relevant investment advisory personnel and considered information provided by the Advisor and the Subadvisors relating to the education, experience and number of investment professionals and other personnel providing services under the Advisory Agreement and each Subadvisory Agreement. For more information on these personnel, see the Sections entitled "Advisor and Sub-Advisors" and "Individual Fund Managers" in the Trusts' Prospectuses. The Trustees also took into account the time and attention devoted by senior management to the Portfolios and Funds. The Trustees evaluated the level of skill required to manage the Portfolios and Funds and concluded that the human resources devoted by the Advisor and the Subadvisors to the Fund were appropriate to fulfill effectively their respective duties under the Advisory Agreement and Subadvisory Agreements. The Trustees also considered the business reputation of the Advisor and the Subadvisors, their financial resources and their professional liability insurance coverage and concluded that they would be able to meet any reasonably foreseeable obligations under the respective agreements.


The Trustees received information concerning the investment philosophies and investment processes applied by the Advisor and the Subadvisors in managing the Portfolios and Funds, as disclosed in the Prospectuses. In this connection, the Trustees considered the in-house research capabilities of the Advisor and the Subadvisors as well as other sources available to the Advisor's and the Subadvisor's personnel, including research services available to the Advisor and the Subadvisors as a result of securities transactions effected for the Funds and other investment advisory clients. (For more information, see the description under "Securities Transactions" below.) The Trustees concluded that the investment process, research capabilities and philosophies of the Advisor and the Subadvisors were well suited to the respective Portfolios and Funds, given their respective investment objectives and policies.

The Trustees considered the scope of the services provided by the Advisor to the Portfolios and Funds under the Advisory Agreement, and those provided by the Subadvisors under the Subadvisory Agreements, relative to services provided by other third parties to other mutual funds. The Trustees noted that the standard of care applicable to the Advisor and the Subadvisors under the respective agreements was comparable to that found in most mutual fund investment advisory agreements. The Trustees concluded that the scope of the services provided to the Fund by the Advisor and the Subadvisors was consistent with the Portfolios' and Funds' operational requirements, including, in addition to its investment objective, compliance with the Portfolios' and Funds' investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Advisor and the Subadvisors to the Portfolios and Funds. The Trustees evaluated the records of the Advisor and Subadvisors with respect to regulatory compliance and compliance with the investment policies of the Portfolios and Funds. The Trustees also evaluated the procedures of the Advisor and each Subadvisor designed to fulfill their fiduciary duties to the Portfolios and Funds with respect to possible conflicts of interest, including the codes of ethics of the Advisor and each of the Subadvisors (regulating the personal trading of its officers and employees (see "Codes of Ethics" above under "Management")) the procedures by which the Advisor allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Adviser and the Subadvisors in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Securities Transactions" below.

The Trustees considered oversight by the Advisor of non-advisory services provided by persons other than the Advisor, including the Subadvisors, by reference, among other things, to the Portfolios' and Funds' total expenses and the reputation of the Trusts' other service providers, as described below. The Trustees also considered information relating to the investment performance of the Portfolios and Funds relative to their respective performance benchmark(s), relative to other similar accounts managed by the Advisor and the relevant Subadvisors and relative to funds managed similarly by other advisers. The Trustees reviewed performance over various periods, including one-, five- and ten-year calendar year periods (as disclosed in the Prospectus), performance under different market conditions and during different phases of a market cycle, the volatility of each Portfolio's and Fund's returns, as well as factors identified by the Advisor or the Subadvisor as contributing to performance. See "Individual Portfolio Reviews" in the Trusts' most recent Annual Reports. The Trustees concluded that the scope and quality of the services provided by the Advisor and the Subadvisors, as well as the investment performance of the Portfolios and Funds, was sufficient, in light of market conditions, performance attribution, the resources dedicated by the Advisor and the Subadvisors and their integrity, their personnel and systems and their respective financial resources, to merit reapproval of the Advisory Agreement and each Subadvisory Agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the Advisory Agreement and each Subadvisory Agreement. The Trustees reviewed information, including information supplied by other third parties, concerning fees paid to investment advisers of similarly-managed funds. The Trustees also considered the fees of each Portfolio and Fund as a percentage of assets at different asset levels and possible economies of scale to the Advisor and/or the relevant Subadvisor. In particular, the Trustees evaluated the profitability of the Advisor with respect to the Portfolios and Funds, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive." For these purposes, the Trustees not only took into account the actual dollar amount of fees paid by each Portfolio and Fund directly to the Advisor and the applicable Subadvisors, but also took into account so-called "fallout benefits" to the Advisor and the Subadvisors such as reputational value derived from serving as investment adviser to one or more of the Portfolios and Funds.

In evaluating the Portfolios' and Funds' advisory and subadvisory fees, the Trustees also took into account the complexity of investment management for each Portfolio and Fund relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds, including state-specific municipal funds require greater intensity of research and trading acumen than larger capitalization or more diversified funds.

Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor and the Subadvisors under the Advisory Agreement and each Subadvisory Agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor and the Subadvisors.

MANAGEMENT FEES. Each Portfolio and Fund pays a management fee to the Advisor. The management fee is calculated and paid to the Advisor every month. The management fee for each Portfolio and Fund is based upon a percentage of the average net assets of such Portfolio or Fund. Absent fee waivers, the management fee for each Portfolio and Fund, as provided in the investment advisory agreement of the Portfolio or Fund, is as follows:


                           FUNDS                                            FEES
                           -----                                            ----
Money Market and Tax-Exempt Money Market Funds ..............    0.45% of the first $1 billion,
                                                                 0.40% thereafter
California Money Fund .......................................    0.45% of the first $500 million,
                                                                 0.40% thereafter
Short Term Income Fund ......................................    0.50% of the first $200 million,
                                                                 0.45% of the next $300 million,
                                                                 0.40% thereafter
U.S. Government Securities and Income Funds .................    0.50% of the first $3 billion assets,
                                                                 0.45% thereafter
High Yield, Equity Income and Growth & Income Funds .........    0.625% of the first $250 million,
                                                                 0.50% thereafter
Tax-Exempt Bond Fund* .......................................    0.40% of the first $250 million,
                                                                 0.30% thereafter
California Municipal Fund* ..................................    0.30% of the first $150 million,
                                                                 0.35% of the next $850 million
                                                                 0.325% thereafter
California Insured Intermediate Fund* .......................    0.30% of the first $75 million,
                                                                 0.375% of the next $925 million,
                                                                 0.325% thereafter
West Coast Equity Fund ......................................    0.625% of the first $500 million,
                                                                 0.50% of the next $500 million,
                                                                 0.375% thereafter
Growth Fund** ...............................................    0.80% of the first $500 million
                                                                 0.75% of the next $1.5 billion
                                                                 0.65% thereafter
Mid Cap Stock Fund ..........................................    0.75% of the first $2 billion,
                                                                 0.70% thereafter
Small Cap Stock Fund ........................................    0.85% of the first $2 billion,
                                                                 0.80% thereafter
International Growth Fund* ..................................    0.35% of the first $25 million,
                                                                 0.50% of the next $25 million,
                                                                 0.575% of the next $75 million,
                                                                 0.375% of the next $125 million,
                                                                 0.425% thereafter**
REIT Fund ...................................................    0.80% of the first $500 million
                                                                 0.75% of the next $1.5 billion
                                                                 0.70% of the next $1 billion
                                                                 0.65% thereafter
Each of the Portfolios ......................................    0.65% of all assets


* The advisory and sub-advisory agreements for the Funds were amended effective January 1, 2000 to provide for the direct payment of the sub-advisors by the Funds. The fee rates shown above reflect this amendment (i.e., they are net of sub-advisory fees).

** The advisory agreement was amended effective January 1, 2000 to provide for direct payment of the sub-advisors by the Fund. The fee shown will be reduced by the sub-advisory fees, which will fluctuate depending on the allocation of assets among the three sub-advisors.

*** The Advisor also receives the benefit of the fee aggregation policies described below.

For the three most recent fiscal years, the Portfolios and Funds paid the Advisor or its affiliates the following advisory fees:


                                                            FISCAL YEAR ENDED OCTOBER 31, 2002
                                                         ----------------------------------------
                                                         FEES BEFORE                    EXPENSES
                                                           WAIVER       FEES WAIVED    REIMBURSED
                                                         -----------    -----------    ----------
Strategic Growth Portfolio ............................                                  $ --
Conservative Growth Portfolio .........................                                    --
Balanced Portfolio ....................................                                    --
Conservative Balanced Portfolio .......................                                    --
Flexible Income Portfolio .............................                                    --
Equity Income Fund ....................................                                    --
Growth & Income Fund ..................................                                    --
West Coast Equity Fund ................................                                    --
Mid Cap Stock Fund ....................................                                    --
Growth Fund* ..........................................                                    --
Small Cap Stock Fund ..................................                                    --
International Growth Fund* ............................                                    --
Short Term Income Fund ................................                                    --
U.S. Government Securities Fund .......................                                    --
Income Fund ...........................................                                    --
High Yield Fund .......................................                                    --
Tax-Exempt Bond Fund* .................................                                    --
California Municipal Fund* ............................                                    --
California Insured Intermediate Municipal Fund* .......                                    --
Money Market Fund .....................................                                    --
Tax-Exempt Money Market Fund ..........................                                    --
California Money Fund .................................                                    --

                                                            FISCAL YEAR ENDED OCTOBER 31, 2001
                                                         ----------------------------------------
                                                         FEES BEFORE                    EXPENSES
                                                           WAIVER       FEES WAIVED    REIMBURSED
                                                         -----------    -----------    ----------
Strategic Growth Portfolio ............................  $  3,480,633      $     --        $ --
Conservative Growth Portfolio .........................     6,261,309            --          --
Balanced Portfolio ....................................     6,482,698            --          --
Conservative Balanced Portfolio .......................       174,922        36,885          --
Flexible Income Portfolio .............................     1,448,623            --          --
Equity Income Fund ....................................     2,531,603            --          --
Growth & Income Fund ..................................     8,316,089            --          --
West Coast Equity Fund ................................     4,254,851            --          --
Mid Cap Stock Fund ....................................     1,667,491            --          --
Growth Fund* ..........................................     7,032,336            --          --
Small Cap Stock Fund ..................................     2,248,893            --          --
International Growth Fund* ............................     1,693,880            --          --
Short Term Income Fund ................................       626,271       404,426          --
U.S. Government Securities Fund .......................     2,654,885            --          --
Income Fund ...........................................     2,604,839            --          --
High Yield Fund .......................................     1,417,568            --          --
Tax-Exempt Bond Fund* .................................     1,265,355            --          --
California Municipal Fund* ............................     2,321,395            --          --
California Insured Intermediate Municipal Fund* .......       356,865       122,843          --
Money Market Fund .....................................     2,908,035            --          --
Tax-Exempt Money Market Fund ..........................       136,099            --          --
California Money Fund .................................       165,547        29,375          --



                                                             FISCAL YEAR ENDED OCTOBER 31, 2000
                                                          ----------------------------------------
                                                          FEES BEFORE                    EXPENSES
                                                            WAIVER       FEES WAIVED    REIMBURSED
                                                          -----------    -----------    ----------
Strategic Growth Portfolio .............................  $   963,168     $     --         $ --
Conservative Growth Portfolio ..........................    1,906,136           --           --
Balanced Portfolio .....................................    1,928,395           --           --
Conservative Balanced Portfolio ........................       38,941           --           --
Flexible Income Portfolio ..............................      498,923           --           --
Equity Income Fund .....................................    1,722,143           --           --
Growth & Income Fund ...................................    7,855,270           --           --
West Coast Equity Fund .................................    3,755,021           --           --
Mid Cap Stock Fund .....................................      739,509           --           --
Growth Fund* ...........................................    5,588,560      712,482           --
Small Cap Stock Fund ...................................    2,342,203           --           --
International Growth Fund* .............................    1,974,607           --           --
Short Term Income Fund .................................      678,793      399,616           --
U.S. Government Securities Fund ........................    2,307,217      158,232           --
Income Fund ............................................    1,938,925           --           --
High Yield Fund ........................................      963,117           --           --
Tax-Exempt Bond Fund* ..................................    1,024,453       38,920           --
California Municipal Fund* .............................    1,431,533           --           --
California Insured Intermediate Municipal Fund* ........      214,891           --           --
Money Market Fund ......................................    2,325,604           --           --
Tax-Exempt Money Market Fund ...........................      133,284       44,931           --
California Money Fund ..................................      159,751           --           --



* The advisory and sub-advisory agreements for the Funds were amended effective January 1, 2000 to provide for the direct payment of the sub-advisors by the Funds. The fees shown above reflect this amendment (i.e., they are net of sub-advisory fees.)

SUB-ADVISORY FEES

The Funds listed below pay to their sub-advisors a monthly fee at an annual rate of the following percentages of the average net assets of each such Fund.


                     SUB-ADVISOR/FUNDS                                      FEES
                     -----------------                                      ----
VAN KAMPEN INVESTMENT ADVISORY CORP.
  California Municipal Fund ................................     0.20% of the first $150 million
                                                                 0.15% of the next $850 million
                                                                 0.125% thereafter
  California Insured Intermediate Municipal Fund ...........     0.20% of the first $75 million
                                                                 0.125% thereafter
  Tax-Exempt Bond Fund .....................................     0.10% of average daily net assets
COLUMBIA MANAGEMENT COMPANY
  Growth Fund ..............................................     0.60% of the first $25 million
                                                                 0.40% of the next $25 million
                                                                 0.30% of the next $50 million
                                                                 0.25% of the next $400 million
                                                                 0.15% thereafter*

JANUS CAPITAL MANAGEMENT LLC
  Growth Fund ..............................................     0.55% of the first $25 million
                                                                 0.50% of the next $475 million
                                                                 0.45% thereafter*
OPPENHEIMERFUNDS, INC.
  Growth Fund ..............................................     0.40% of the first $150 million
                                                                 0.375% of the next $150 million
                                                                 0.35% of the next $200 million
                                                                 0.30% thereafter*
CAPITAL GUARDIAN TRUST COMPANY
  International Growth Fund ................................     0.75% of the first $25 million
                                                                 0.60% of the next $25 million
                                                                 0.425% of the next $200 million
                                                                 0.375% thereafter**


* Assets of WM Variable Trust Growth Fund are included with the assets of the Growth Fund for purposes of determining fees.

** Subject to the following fee aggregation policies:

Fee aggregation will apply to all accounts managed by Capital Group companies, except for emerging markets equity investments and investments in funds with internally charged fees ("Eligible Accounts"). In order to achieve the benefit of fee aggregation, the combined actual fees must exceed the combined total of the minimum fee applicable to each of the client's Eligible Accounts.

For additional Eligible Accounts with the same investment objectives and guidelines, all assets for these Eligible Accounts will be aggregated for fee calculation purposes.

For additional Eligible Accounts with different investment objectives and guidelines:

1. Each account will be charged on the first $10 million at the initial breakpoint rate for the appropriate mandate. Any incremental assets over $10 million will be aggregated and charged at the incremental rate for the appropriate mandate.

2. Assets invested in commingled funds will be aggregated and charged at the incremental rate for the appropriate mandate.

3. The first additional account within a new country will be charged on the first $15 million at the initial breakpoint rate for the appropriate mandate. Any incremental assets over $15 million will be aggregated and charged at the incremental rate for the appropriate mandate.

For fee aggregation purposes, Eligible Accounts will be aggregated in the following order: balanced, equity-developed markets, convertible, fixed-income -- high yield, fixed-income -- emerging markets, and fixed-income -- developed markets.

Unless otherwise requested, the benefit from fee aggregation for clients with multiple accounts will be calculated by comparing total aggregated fees to total unaggregated fees for all Eligible Accounts. The resulting percentage discount will be applied to each Eligible Account's unaggregated fees.

If all Eligible Accounts are not denominated in the same currency, the local currency assets of each Eligible Account and the related fees calculated on any unaggregated basis will be converted to a designated base currency using the applicable foreign exchange rate. The total of such fees will be compared to the Eligible Accounts' total aggregated fees. The resulting percentage discount will then be applied to each Eligible Account's unaggregated fee as determined in the applicable currency.

The following fee discounts will be applied based upon the total aggregated fees:

     Clients between $1.25 million to $4 million ........     5% discount
     Clients between $4 million to $8 million ...........   7.5% discount
     Clients between $8 million to $12 million ..........    10% discount
     Clients over $12 million ...........................  12.5% discount

For this purpose, aggregated fees will include all fees from separate accounts, commingled funds, and funds internally charged fees managed by Capital Group companies, except for investments in American Funds' mutual funds. The resulting fee discount percentage will be applied to each account's fees (excluding fees related to investments in funds with internally charged fees).

For clients whose total aggregated fees (before discounts) exceed $3 million, fee breakpoints will be eliminated and each account will be charged at the lowest marginal fee rate applicable to the account's fee schedule.

To determine the applicable fee discount level and breakpoint elimination threshold, the total aggregated fees for the quarter will be annualized. For this purpose, all local currency fees will be converted to a designated base currency.

Fees related to investments in funds with internally charged fees will be estimated by multiplying the quarter end value of the Investment (adjusted on a prorated basis for any contributions or withdrawals during the quarter) by the fund's effective fee. For this purpose, the effective fee will be based on the value of the fund's quarter end assets and the fund's current fee schedule.

Applicable discount levels and the elimination of fee breakpoints will be effective beginning the first quarter a discount threshold is exceeded and will remain in effect unless the total fees fall below the discount threshold due to a significant withdrawal of assets. A decline in the market alone will not cause the reinstatement of a lower discount level or fee breakpoints.

For the three most recent fiscal years, the sub-advisors were paid the following sub-advisory fees (directly by the Funds for periods after January 1, 2000, and by the Advisor or its affiliates for prior periods):


                                                           FEES PAID FISCAL YEAR ENDED OCTOBER 31,
                                                           ---------------------------------------
                                                              2002          2001          2000
                                                           -----------   -----------   -----------
Growth Fund ..........................................                   $3,926,462    $5,809,683
International Growth Fund ............................                   $  755,807    $  850,683
Tax-Exempt Bond Fund .................................                   $  254,825    $  245,804
California Municipal Fund ............................                   $  771,418    $  670,650
California Insured Intermediate Municipal Fund .......                   $  142,408    $  128,363







ADMINISTRATION FEES. Shareholder Services has provided transfer agency and other shareholder services to each of the Portfolios and Funds since March 20, 1998. WM Shareholder Services, Inc., provides transfer agency and other services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. Shareholder Services is a wholly owned subsidiary of Washington Mutual, located at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101.

For the three most recent fiscal years the Trusts paid Shareholder Services the following administration and/or transfer agent fees:





                                                               FISCAL YEAR ENDED OCTOBER 31,
                                                            -----------------------------------
                                                               2002         2001        2000
                                                            ----------   ----------   ---------
Strategic Growth Portfolio ...........................                  $  486,542   $  215,296
Conservative Growth Portfolio ........................                  $  615,714   $  329,227
Balanced Portfolio ...................................                  $  581,831   $  340,805
Conservative Balanced Portfolio ......................                  $   18,342   $   10,278
Flexible Income Portfolio ............................                  $  143,890   $  112,291
Equity Income Fund ...................................                  $  241,909   $  223,901
Growth & Income Fund .................................                  $1,089,869   $1,012,483
West Coast Equity Fund ...............................                  $  630,424   $  470,169
Mid Cap Stock Fund ...................................                  $   42,188   $    5,637
Growth Fund ..........................................                  $1,652,373   $1,202,847
Small Cap Stock Fund .................................                  $  456,798   $  403,255
International Growth Fund ............................                  $  175,103   $  170,270
Short Term Income Fund ...............................                  $   69,542   $  112,154
U.S. Government Securities Fund ......................                  $  309,884   $  343,650
Income Fund ..........................................                  $  274,570   $  300,513
High Yield Fund ......................................                  $   41,070   $   24,768
Tax-Exempt Bond Fund .................................                  $  146,428   $  138,459
California Municipal Fund ............................                  $  194,809   $  166,333
California Insured Intermediate Municipal Fund .......                  $   29,355   $   24,602
Money Market Fund ....................................                  $  379,141   $  503,423
Tax-Exempt Money Market Fund .........................                  $   30,859   $   44,487
California Money Fund ................................                  $   25,913   $   28,971

For the three most recent fiscal years, Shareholder Services paid the following amounts to PFPC for sub-administrative services to the Portfolios and Funds.



                                                              FISCAL YEAR ENDED OCTOBER 31,
                                                              ------------------------------
                                                                2002       2001       2000
                                                              --------   --------   --------
Strategic Growth Portfolio ...........................                   $196,550   $139,836
Conservative Growth Portfolio ........................                   $353,613   $285,246
Balanced Portfolio ...................................                   $366,098   $291,453
Conservative Balanced Portfolio ......................                   $  9,871   $  6,599
Flexible Income Portfolio ............................                   $ 81,810   $ 82,208
Equity Income Fund ...................................                   $162,838   $106,305
Growth & Income Fund .................................                   $587,639   $567,979
West Coast Equity Fund ...............................                   $266,442   $235,907
Mid Cap Stock Fund ...................................                   $ 81,599   $ 36,683
Growth Fund ..........................................                   $303,938   $468,741
Small Cap Stock Fund .................................                   $ 97,145   $103,336
International Growth Fund ............................                   $ 63,980   $ 78,961
Short Term Income Fund ...............................                   $ 45,983   $ 51,290
U.S. Government Securities Fund ......................                   $194,915   $173,884
Income Fund ..........................................                   $191,238   $145,695
High Yield Fund ......................................                   $ 83,264   $ 57,747
Tax-Exempt Bond Fund .................................                   $ 93,425   $ 92,692
California Municipal Fund ............................                   $170,438   $149,655
California Insured Intermediate Municipal Fund .......                   $ 26,202   $ 24,489
Money Market Fund ....................................                   $237,224   $194,936
Tax-Exempt Money Market Fund .........................                   $ 11,104   $ 11,166
California Money Fund ................................                   $ 13,506   $ 13,374


TRANSFER AGENT AND CUSTODIAN


The Custodian for the Portfolios and Funds is Boston Safe Deposit and Trust Co., which is located at One Boston Place, Boston, Massachusetts 02108. Shareholder Services may charge a fee for special services, such as providing historical account documents, that are beyond the normal scope of its services.


COUNSEL


Ropes & Gray, located at One International Place, Boston, Massachusetts 02110, serves as counsel to the Trusts and the Trustees of the Trusts who are not "interested persons" of the Trusts.


INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS


Deloitte & Touche LLP, 200 Berkeley St., Boston, MA 02116, serves as Independent Auditor to each of the Portfolios and Funds providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various filings with the Securities and Exchange Commission. The financial statements, financial highlights and Independent Auditors' Reports of Deloitte & Touche LLP for each of the Portfolios and Funds contained in the Portfolios' and the Funds' Annual Report for the fiscal period ended October 31, 2002 are hereby incorporated by reference. The financial statements incorporated by reference into this SAI and the financial highlights in the Prospectus have been audited by

Deloitte & Touche LLP and have been so included in reliance on the Independent Auditors' Reports, given on the authority of Deloitte & Touche LLP as experts in accounting and auditing.


INVESTMENT OBJECTIVES AND POLICIES

The Prospectus discusses the investment objective or objectives of each of the Portfolios and Funds and the policies to be employed to achieve such objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios and Funds may invest, the investment policies and portfolio strategies that the Portfolios and Funds may utilize and certain risks attendant to such investments, policies and strategies.


RATINGS AS INVESTMENT CRITERIA. In general, the ratings of nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") and Fitch, represent the opinions of these agencies as to the quality of securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but the Funds will also rely upon the independent advice of the Advisor or their respective sub-advisors. The Appendix to this SAI contains further information concerning the ratings of these services and their significance.


To the extent that the rating given by Moody's, S&P or Fitch for securities may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectus and in this SAI.

U.S. GOVERNMENT SECURITIES. U.S. Government securities include debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include, but are not necessarily limited to, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Resolution Trust Corporation, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if the Advisor or the Fund's sub-advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES. These securities generally cannot be sold or disposed of in the ordinary course of business at approximately the value at which the Fund has valued the investments within seven days. This may have an adverse effect upon the Fund's ability to dispose of the particular securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Rule 144A securities is not determined to be liquid, that investment will be treated as an illiquid security.

BANK OBLIGATIONS. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending upon the principal amount of certificates of deposit ("CDs") of each state bank held by a Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specific levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.


Obligations of foreign branches of U.S. banks and of foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. The deposits of branches licensed by certain states may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, the Advisor or the Funds' respective sub-advisors will carefully evaluate such investments on a case-by-case basis.

A Fund may purchase a CD, TD or bankers' acceptance issued by a bank, savings and loan association or other banking institution with less than $1 billion in assets (a "Small Issuer Bank Obligation") only so long as the issuer is a member of the FDIC or supervised by the Office of Thrift Supervision (the "OTS") and so long as the principal amount of the Small Issuer Bank Obligation is fully insured by the FDIC and is no more than $100,000. Each of the Funds will at any one time hold only one Small Issuer Bank Obligation from any one issuer.

Savings and loan associations whose CDs, TDs and bankers' acceptances may be purchased by the Funds are supervised by the OTS and insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the United States Government. As a result, such savings and loan associations are subject to regulation and examination.

MORTGAGE-BACKED SECURITIES. The mortgage-backed securities in which the Funds may invest include those classified as governmental or government-related. Governmental mortgage-backed securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of such securities, is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities which are not backed by the full faith and credit of the United States include those issued by FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

Entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments in which principal or interest payments may vary or terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Funds will, consistent with their respective investment objectives and policies, consider making investments in such new types of securities.

The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common industry practice, for example, is to assume that prepayments will result in a 5- to 8-year average life for pools of current coupon fixed rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.


REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. The California Municipal Fund may invest no more than 20%, in the aggregate, of its assets in repurchase agreements and certain other securities or instruments, but this 20% limit does not apply to investments for temporary defensive purposes. The Equity Income, Growth & Income, West Coast Equity, U.S. Government Securities, Income, Tax-Exempt Bond, Money Market and Tax-Exempt Money Market Funds may enter into repurchase agreements with brokers, dealers and banks to temporarily invest cash reserves, provided that repurchase agreements maturing in greater than 7 days cannot exceed 10% of each Fund's total assets.


WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED DELIVERY TRANSACTIONS. A segregated account in the name of the Fund consisting of cash or other liquid assets equal to the amount of when-issued or delayed-delivery commitments will be established at the Trusts' Custodian. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of securities purchased on a when-issued or delayed-delivery basis themselves (which may have a greater or lesser value than the Fund's payment obligations).

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions for each of the Funds stated elsewhere in this SAI and in the Prospectus, each of the Portfolios and Funds, except for the Money Funds, may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. No Portfolio or Fund currently intends to enter into Strategic Transactions, excluding Strategic Transactions that are "covered" or entered into for bona fide hedging purposes, that are in the aggregate principal amount in excess of 15% of the Fund's net assets.

The Portfolios and Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions (each separately, a "component" transaction), instead of a single transaction, as part of a single strategy when, in the opinion of the Advisor or the sub-advisor, it is in the best interest of the Portfolio or Fund to do so. A combined transaction may contain elements of risk that are present in each of its component transactions.

The use of Strategic Transactions for asset management purposes involves special considerations and risks. Additional risks pertaining to particular strategies that make up Strategic Transactions are described below. Successful use of most Strategic Transactions depends upon the Advisor or the sub-advisor's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. There may be imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio or currency positions. Such a lack of correlation might occur due to factors unrelated to the value of the related portfolio or currency positions, such as speculative or other pressures on the markets in which Strategic Transactions are traded. In addition, a

Portfolio or Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Strategic Transactions involving obligations to third parties (i.e., Strategic Transactions other than purchased options). These requirements might impair the Fund's ability to sell a portfolio security or currency position or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security or currency position at a disadvantageous time.

- SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which a Fund engaging in Strategic Transactions may enter, consistent with the Fund's investment policies and restrictions, are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. A Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund will use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or value.

A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Advisor and the Trusts believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. Caps, floors and collars are relatively recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they may be less liquid.


- FUTURES ACTIVITIES. Each of the Funds permitted to engage in Strategic Transactions within WM Trust II, and the High Yield, Mid Cap Stock and REIT Funds and each of the Portfolios may enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. These investments may be made by the Fund involved for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and for otherwise permitted Strategic Transactions. In the case of the California Municipal and the California Insured Intermediate Municipal Funds, such investments will be made only in unusual circumstances, such as when that Funds' sub-advisor anticipates an extreme change in interest rates or market conditions. The ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirement of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Taxes" below.


                                Futures Contracts

An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. A bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

The purpose of entering into a futures contract by a Portfolio or Fund is to protect the Portfolio or Fund from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, if the California Municipal Fund or the California Insured Intermediate Municipal Fund owns long-term bonds and tax-exempt rates are expected to increase, these Funds might enter into futures contracts to sell a municipal bond index. Such a transaction would have much the same effect as a Fund's selling some of the long-term bonds in its portfolio. If tax-exempt rates increase as anticipated, the value of certain long-term municipal obligations in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Because the value of portfolio securities will far exceed the value of the futures contracts entered into by a Fund, an increase in the value of the futures contract would only mitigate -- but not totally offset -- the decline in the value of the portfolio.

No consideration is paid or received by a Fund upon entering into a futures contract. Initially, a Portfolio or Fund would be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in its nature the equivalent of a performance bond or good faith deposit on the contract, which is returned to a Portfolio or Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Portfolio or Fund may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's or Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a Fund is subject to the ability of the Advisor or the sub-advisor to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well- conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

Although the Portfolios and the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio or Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

To ensure that transactions constitute bona fide hedges in instances involving the purchase or sale of a futures contract, the Portfolios or Funds will be required to either (i) segregate sufficient cash or liquid assets to cover the outstanding position or (ii) cover the futures contract by either owning the instruments underlying the futures contract or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contract or by holding a separate option permitting it to purchase or sell the same futures contract. Because of the imperfect correlation between the movements in the price of underlying indexes or stock indexes of various futures contracts and the movement of the price of securities in the Portfolios' or Funds' assets, the Portfolios and Funds will periodically make adjustments to its index futures contracts positions to appropriately reflect the relationship between the underlying portfolio and the indexes. The Portfolios and Funds will not maintain short positions in index or stock index futures contracts, options written on index or stock index futures contracts and options written on indexes or stock indexes, if in the aggregate, the value of these positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those positions, adjusted for the historical volatility relationship between the portfolio and the index contracts.

Options on Futures Contracts

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The value of the option can change daily and that change would be reflected in the net asset value of the Fund or Portfolio holding the option.

When engaging in Strategic Transactions, the Portfolios and the Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in the value of its portfolio securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated interest rate and market trends by the Advisor or the sub-advisors, which could prove to be inaccurate. Even if the expectations of the Advisor or the sub-advisors are correct, there may be an imperfect correlation between the change in the value of the options and the portfolio securities hedged.


- OPTIONS ON SECURITIES. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income and California Insured Intermediate Municipal Funds may buy and sell covered put (except for the Equity Income, Growth & Income and West Coast Equity Funds) and call options on securities.


Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (1) in-the-money call options when the Advisor or its sub-advisor expects that the price of the underlying security will remain flat or decline moderately during the option period, (2) at-the-money call options when the Advisor or its sub-advisor expects that the price of the underlying security will remain flat or advance moderately during the option period and (3) out-of-the-money call options when the Advisor or its sub-advisor expects that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options described above.

So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC") and of the securities exchange on which the option is written.

An option may be closed out only when there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact and current trading conditions, the Fund expects to purchase or write call or put options issued by the OCC, except that options on U.S. Government Securities may be purchased or written in the over-the-counter market. Over-the-counter options can be closed out only by agreement with the primary dealer in the transaction. Any over-the-counter option written by a Fund will be with a qualified dealer pursuant to an Agreement under which the Fund may repurchase the option at a formula price at which the Fund would have the absolute right to repurchase an over-the-counter option it has sold. Such options will generally be considered illiquid in an amount equal to the formula price, less the amount by which the option is "in-the-money." In the event of the insolvency of the primary dealer, the Fund may not be able to liquidate its position in over-the-counter options, and the inability of the Fund to enter into closing purchase transactions on options written by the Fund may result in a material loss to the Fund.

A Fund may realize a profit or loss upon entering into closing transactions. In cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option, and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, the Fund will realize a profit or loss to the extent that the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.


To facilitate closing transactions, a Fund will generally purchase or write only those options for which the Advisor or its sub-advisor believes there is an active secondary market although there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the OCC and the securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such events, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


Securities exchanges have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the particular Fund and other clients of the Advisor and its sub-advisors and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying security with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock. The Fund may however, incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to mortgage-backed U.S. Government Securities for which the Fund may write covered call options. If a Fund writes covered call options on a mortgage-backed security, the security that it holds as cover may, because of scheduled amortization of unscheduled prepayments, cease to be sufficient cover. In such an instance, the Fund will compensate by purchasing an appropriate additional amount of mortgage-backed securities.

- OPTIONS ON SECURITIES INDEXES. The REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income and California Insured Intermediate Municipal Funds may also purchase and sell call and put options on securities indexes. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to close out an option position is more likely to occur, although the Fund generally will purchase or write such an option only if the Advisor or its sub-advisor believes the option can be closed out.

Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Advisor or its sub-advisor believes the market is sufficiently developed for the risk of trading in such options to be no greater than the risk of trading in options on securities.

Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on securities indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.

- FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income and Income Funds may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Funds' dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. A Fund may not position a hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency.

If a Fund enters into a position hedging transaction, the Trusts' Custodian will, except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, place cash or other liquid assets in a segregated account for the Fund in an amount at least equal to the value of the Fund's total assets committed to the consummation of the forward contract. For each forward foreign currency exchange contract that is used to hedge a securities position denominated in a foreign currency, but for which the hedging position no longer provides, in the opinion of the Advisor or the sub-advisor, sufficient protection to consider the contract to be a hedge, the Fund maintains with the Custodian a segregated account of cash or other liquid assets in an amount at least equal to the portion of the contract that is no longer sufficiently covered by such hedge. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's unhedged exposure (in the case of securities denominated in a foreign currency) or commitment with respect to the contract. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.


The cost to a Fund of engaging in currency transactions with factors such as the currency involved, the length of the contract period and the prevailing market conditions. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.


If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

The Funds, in addition, may combine forward currency exchange contracts with investments in securities denominated in other currencies in an attempt to create a combined investment position, the overall performance of which will be similar to that of a security denominated in a Fund's underlying currency. For instance, a Fund could purchase a U.S. dollar-denominated security and at the same time enter into a forward currency exchange contract to exchange U.S. dollars for its underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to "lock in" the foreign currency value of the security and adopt a synthetic investment position whereby the Fund's overall investment return from the combined position is similar to the return from purchasing a foreign currency-denominated instrument.

There is a risk in adopting a synthetic investment position. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of a security denominated in the U.S. dollar or other foreign currency is not exactly matched with a Fund's obligation under a forward currency exchange contract on the date of maturity, the Fund may be exposed to some risk of loss from fluctuations in that currency. Although the Advisor and each sub-advisor will attempt to hold such mismatching to a minimum, there can be no assurance that the Advisor or the Fund's sub-advisor will be able to do so.

There is less protection against defaults in the forward trading to currencies than there is in trading such currencies on an exchange because such forward contracts are not guaranteed by an exchange or clearing house. The Commodity Futures Trading Commission has indicated that it may assert jurisdiction over forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such transactions. In the event that such prohibition included the Fund, it would cease trading such contracts. Cessation of trading might adversely affect the performance of a Fund.


- OPTIONS ON FOREIGN CURRENCIES. The REIT, Mid Cap Stock, Growth, International Growth, Short Term Income, High Yield and California Insured Intermediate Municipal Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. Such hedging includes cross hedging and proxy hedging where the options to buy or sell currencies involve other currencies besides the U.S. dollar. As one example, a decline in the U.S. dollar value of a foreign currency in which securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. To protect against diminutions in the value of securities held by a Fund in a particular foreign currency, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in U.S. dollars and may thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. When an increase in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of the securities, the Fund conversely may purchase call options on the currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.


The Funds may also write covered call options on foreign currencies for the types of hedging purposes described above. As one example, when the Advisor or Fund's sub-advisor anticipates a decline in the U.S. dollar value of foreign currency-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire the foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by Boston Safe, the Fund's Custodian, upon conversion or exchange of other foreign currency held by the Fund). A call option also is covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written when the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities and other liquid debt securities in a segregated account with Boston Safe.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the projections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting the Fund to liquidate open positions at a profit prior to their exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

SECURITIES IN DEVELOPING COUNTRIES. Although most of the investments of the REIT, Equity Income, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Income and High Yield Funds are made in securities of companies in (or governments of) developed countries, the Funds set forth above may also invest in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). A developing or emerging country is generally considered to be a country that is in the initial stages of its industrialization cycle. "Developing or Emerging Markets," for the WM Group of Funds, include all countries in Latin America and the Caribbean, all countries in Asia (except Australia, Hong Kong, Japan, New Zealand and Singapore), all countries in Africa and the Middle East (except Israel), all former Eastern bloc countries, Russia and the Commonwealth of Independent States, Greece, Portugal and Turkey. Investing in the equity and fixed-income markets of developing or emerging countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing or emerging countries have been more volatile than the markets of the more mature economies of developed countries.


Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on securities indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.

LENDING OF PORTFOLIO SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Growth, Small Cap Stock, International Growth and Short Term Income Funds each may lend portfolio securities up to 20% of total assets. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, U.S. Government Securities, Income, High Yield and Money Market Funds may lend portfolio securities up to 33% of total assets. Each of these Funds will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, provided that if a material event adversely affecting the investment occurs, the Trusts' Board of Trustees must terminate the loan and regain the right to vote the securities. From time to time, the Funds may pay a part of the interest earned from the investment of the collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Trust and that is acting as a "finder."

MUNICIPAL OBLIGATIONS. Municipal Obligations are securities, the interest on which qualifies for exclusion from gross income for federal income tax purposes in the opinion of bond counsel to the issuer. The three principal classifications of Municipal Obligations are Municipal Bonds, Municipal Commercial Paper and Municipal Notes.

MUNICIPAL BONDS, which generally have a maturity of more than one year when issued, have two principal classifications: General Obligation Bonds and Revenue Bonds. An AMT-Subject Bond is a particular kind of Revenue Bond. The classifications of Municipal Bonds and AMT-Subject Bonds are discussed below.


1. GENERAL OBLIGATION BONDS. The proceeds of these obligations are used to finance a wide range of public projects, including construction or improvement of schools, highways and roads and water and sewer systems. General Obligation Bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

2. REVENUE BONDS. Revenue Bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a Revenue Bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund which may be


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used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

3. AMT-SUBJECT BONDS. AMT-Subject Bonds are considered Municipal Bonds if the interest paid on them is excluded from gross income for federal income tax purposes and if they are issued by or on behalf of public authorities to raise money to finance, for example, privately operated manufacturing or housing facilities, publicly operated airport, dock, wharf, or mass-commuting facilities. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


MUNICIPAL COMMERCIAL PAPER issues typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.


MUNICIPAL NOTES generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Notes include:

1. TAX ANTICIPATION NOTES. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes and are payable from these specific future taxes.

2. REVENUE ANTICIPATION NOTES. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

3. BOND ANTICIPATION NOTES. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for the repayment of the notes.

4. CONSTRUCTION LOAN NOTES. Construction Loan Notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of Construction Loan Notes, is sometimes provided by a commitment by GNMA to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal (the "Municipal Funds"), Tax-Exempt Money Market, and California Money Funds will only purchase Construction Loan Notes that are subject to GNMA or bank purchase commitments.

From time to time, proposals to restrict or eliminate the federal income tax exemption for interest on Municipal Obligations have been introduced before Congress. Similar proposals may be introduced in the future. If a proposal to restrict or eliminate the federal tax exemption for interest on Municipal Obligations were enacted, the availability of Municipal Obligations for investment by the Municipal Funds would be adversely affected. In such event, the Municipal Funds would reevaluate their respective investment objectives and policies and submit possible changes in the structure of the Funds for the consideration of shareholders.

PARTICIPATION INTERESTS. The Municipal Funds may invest in participation interests purchased from banks in floating rate or variable rate municipal obligations (such as AMT-Subject Bonds) owned by banks. A participation interest gives the purchaser an undivided interest in the municipal security in the proportion that the relevant Fund's participation interest bears to the total principal amount of the municipal security and provides a demand repurchase feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank that meets the prescribed quality standards of the Fund. A Fund has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's

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

participation interest in the municipal security, plus accrued interest. Banks will retain or receive a service fee, letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal obligations over the negotiated yield at which the instruments were purchased by the Fund. Participation interests in the form to be purchased by the Fund are new instruments, and no ruling of the Internal Revenue Service has been secured relating to their tax-exempt status. The Funds intend to purchase participation interests based upon opinions of counsel to the issuer to the effect that income from them is tax-exempt to the Fund.

STAND-BY COMMITMENTS. The Municipal Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer or bank would agree to purchase, at the relevant Funds' option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a "put" option acquired by a Fund with respect to a particular municipal security held in the Fund's portfolio.

The amount payable to a Fund upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the municipal security (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus, (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances, the Fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.

A Fund's right to exercise a stand-by commitment would be unconditional and unqualified. Although a Fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the Funds without the payment of any direct or indirect consideration. The Funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a Fund's portfolio would not exceed 0.5% of the value of a Fund's total assets calculated immediately after each stand-by commitment is acquired.

The Funds intend to enter into stand-by commitments only with broker-dealers, dealers or banks that the Advisor or their sub-advisor believes present minimum credit risks. A Fund's ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a Fund will be evaluated on an ongoing basis by the Advisor or its sub-advisor in accordance with procedures established by the Board of Trustees.

A Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a Fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a Fund's portfolio.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL OBLIGATIONS

The ability of issuers to pay interest on, and repay principal of, California municipal obligations may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, (2) voter initiatives, (3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property and (4) the general financial condition of the State of California and the California economy. The following information constitutes only a brief summary, and is not intended as a complete description. The information has been drawn, in some cases by excerpt, from official statements relating to

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

securities offerings of the State of California and the California economy, available as of the date of this Statement of Additional Information. While the information has not been independently verified by the California Municipal Fund, California Insured Intermediate Municipal or California Money Fund (the "California Fund"), the California Fund has no reason to believe that such information is not correct in all material respects.

AMENDMENTS TO THE CALIFORNIA CONSTITUTION AND RELATED STATUTES. Since 1978 the California voters have voted to amend the California Constitution in a number of ways which could affect a governmental entity's ability to budget or raise sufficient funds to meet debt service on bonds and other obligations.

These amendments, among other things, provide maximum limits on ad valorem taxes on real property, appropriation limits for state and local governmental entities, require new local taxes to be submitted to the electorate and make it generally more difficult for local agencies to levy and maintain fees, charges and assessments for municipal services and programs. These amendments may adversely affect the ability of issuers of California Municipal Obligations to make timely payments of principal and interest, and may adversely affect the supply of California Municipal Obligations.

OTHER RELEVANT CALIFORNIA LAWS. A wide variety of California laws and regulations may affect, directly or indirectly, the payment of interest on, or the repayment of the principal of, California Municipal Obligations in which the California Municipal, California Insured Intermediate Municipal and California Money Funds may invest. The impact of such laws and regulations on particular California Municipal Obligations may vary depending upon numerous factors including, among others, the particular type of Municipal Security involved, the public purpose funded by the Municipal Security and the nature and extent of insurance or other security for payment of principal and interest on the Municipal Security. For example, California Municipal Obligations which are payable only from the revenues derived from a particular facility may be adversely affected by California laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. California Municipal Obligations, the payment of interest and principal on which is insured in whole or in part by a California governmentally created fund, may be adversely affected by California laws or regulations which restrict the aggregate insurance proceeds available for payment of principal and interest in the event of a default on such Municipal Obligations.

Certain California Municipal Obligations in which the California Municipal, California Insured Intermediate and California Money Funds may invest may be obligations that are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect such revenues and, consequently, payment on those California Municipal Obligations.

Certain California Municipal Obligations in which the California Municipal, California Insured Intermediate Municipal and California Money Funds may invest may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust, two of which limit the creditor's right to obtain a deficiency judgment. One of the limitations is based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires the creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the

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

right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. Therefore, the effective minimum period for foreclosing on a home mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

Certain California Municipal Obligations in which the California Municipal, California Insured Intermediate Municipal and California Money Funds may invest may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to the California statutory limitations described above applicable to obligations secured by real property. Under California anti-deficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

Under California law, mortgage loans secured by single family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and cannot in any event exceed six months' advance interest on the amount prepaid in any twelve month period in excess of 20% of the original amount of the mortgage loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.

Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific California Municipal Obligations the California Municipal, California Insured Intermediate Municipal and California Money Funds will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the Municipal Obligations in which the California Municipal, California Insured Intermediate Municipal and California Money Funds may invest and, therefore, on the units of the California Municipal, California Insured Intermediate Municipal or California Money Funds.

POWER CRISIS. In the latter part of 2000, the California electric utility industry encountered severe financial difficulties caused in part by increasing costs of purchasing wholesale electric power while the rates that can be charged to consumers are limited by law. California's largest utilities were allowed to increase their rates to pass through to consumers some of these increased costs, but assert that the utilities may be unable to meet their cash needs as those needs arise, and may default on their loans and/or file for bankruptcy. Some areas in California recently have been subjected to periodic scheduled blackouts to conserve power. The impact of the power crisis on the California economy is unknown but could be substantial.


ADDITIONAL CONSIDERATIONS. With respect to Municipal Obligations issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trusts cannot predict what legislation, if any, may be proposed in the California State Legislature


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


regarding the California State personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of California Municipal Obligations for investment by the California Municipal, California Insured Intermediate Municipal and California Money Funds and the value of the Fund's investments. In such event, the Trustees would reevaluate the investment objective and policies of the California Municipal, California Insured Intermediate Municipal and California Money Funds and consider changes in its investments structure or possible dissolution.

LOWER-RATED SECURITIES. The REIT, Equity Income, Growth & Income, Mid Cap Stock, Growth, Small Cap Stock, Income and Tax-Exempt Bond Funds may each invest up to 35% of their total assets in below-investment grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities determined to be of comparable quality by the Advisor. The High Yield Fund may invest entirely in such securities and will generally invest at least 65% of its assets in such securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuer of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid than securities in the higher rating categories and are considered speculative. See the Appendix to this SAI for a more detailed description of the ratings assigned by ratings organizations and their respective characteristics.

Historically, economic downturns have disrupted the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates could adversely affect the value of such obligations held by any of the Funds set forth above. Prices and yields of high yield securities will fluctuate over time and may affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Trustees to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Advisor and the sub-advisor of each of the Funds not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of a Fund's investment objectives by investment in such securities may be more dependent on the Advisor or its sub-advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded the Advisor or the Fund's sub-advisor will determine whether it is in the best interest of the Fund to retain or dispose of the security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress from time to time has considered legislation which would restrict or eliminate the corporate tax deduction for interest payments on these securities and would regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

                             INVESTMENT RESTRICTIONS

Certain of the Portfolios' and Funds' investment restrictions set forth below, and in the case of the West Coast Equity Fund, the Fund's investment objective, are fundamental policies. A fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Portfolio or Fund, as defined in the 1940 Act. Such a majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a meeting of shareholders of the Portfolio or Fund, if the holders of more than 50% of the outstanding shares of the Portfolio or Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolio or Fund. A fundamental policy affecting a particular Portfolio or Fund may not be changed without the vote of a majority of the outstanding shares of the affected Portfolio or Fund.

RESTRICTIONS APPLICABLE TO THE GROWTH, SMALL CAP STOCK, INTERNATIONAL GROWTH, SHORT TERM INCOME, CALIFORNIA MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL AND CALIFORNIA MONEY FUNDS:

Investment Restrictions 1 through 16 are fundamental policies of the Funds. Investment restrictions 17 through 26 may be changed by the WM Trust II's Board of Trustees at any time, without shareholder approval.

The above listed Funds are prohibited from:

1. Purchasing the securities of any issuer (other than U.S. Government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer (the "5% Limitation"), except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% Limitation; provided that this restriction shall not apply to the California Municipal, California Insured Intermediate Municipal and California Money Funds.

2. Purchasing more than 10% of the securities of any class of any one issuer; provided that this limitation shall not apply to investments in U.S. Government securities; provided further that this restriction shall not apply to the Growth, California Municipal, California Insured Intermediate Municipal and California Money Funds; and provided further that the Growth Fund may not own more than 10% of the outstanding voting securities of a single issuer.

3. Purchasing securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.

4. Making short sales of securities or maintaining a short position; provided that this restriction shall not apply to the Growth and International Growth Funds.

5. Borrowing money, except that (a) the Funds may (i) enter into reverse repurchase agreements or (ii) borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of a Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made, (b) the Growth, Small Cap Stock, International Growth, Short Term Income, California Municipal and California Insured Intermediate Municipal Funds may enter into futures contracts, and (c) the Short Term Income Fund may engage in dollar roll transactions; provided that whenever borrowings pursuant to (a) above (except that whenever borrowings pursuant to (a)(ii) above) exceed 5% of the value of a Fund's total assets, the Fund will not purchase any securities; and provided further that the Short Term Income Fund is prohibited from borrowing money or entering into reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to any such borrowing).

6. Pledging, hypothecating, mortgaging or otherwise encumbering more than 30% of the value of the Fund's total assets. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to (i) the purchase and sale of options on securities, options on indexes and options on foreign currencies, and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets.

7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

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

8. Purchasing or selling real estate or interests in real estate, except that a Fund may purchase and sell securities that are secured, directly or indirectly, by real estate and may purchase securities issued by companies that invest or deal in real estate.

9. Investing in commodities, except that the Growth, Small Cap Stock, International Growth, Short Term Income, California Municipal and California Insured Intermediate Municipal Funds may invest in futures contracts and options on futures contracts. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities.

10. Investing in oil, gas or other mineral exploration or development programs.

11. Making loans, except through the purchase of qualified debt obligations, loans of portfolio securities (except in the case of the California Municipal
Fund) and the entry into repurchase agreements.

12. Investing in securities of other investment companies registered or required to be registered under the 1940 Act, except as they may be acquired as part of a consolidation, reorganization, acquisition of assets or an offer of exchange or as otherwise permitted by law, including the 1940 Act.

13. Purchasing any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry provided that this limitation shall not apply to the purchase of (a) U.S. Government securities, (b) municipal obligations issued by governments or political subdivisions of governments or (c) with respect to the California Money Fund, U.S. dollar-denominated bank instruments such as certificates of deposit, time deposits, bankers' acceptances and letters of credit that have been issued by U.S. banks.

14. Purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof; provided that this restriction shall not apply to the Growth, Short Term Income and California Insured Intermediate Municipal Funds; and provided further that (a) the Small Cap Stock and International Growth Funds may purchase, write and sell covered put and call options on securities, (b) the Small Cap Stock, International Growth and California Municipal Funds may purchase, write and sell futures contracts and options on futures contracts, (c) the California Municipal and California Money Funds may acquire stand-by commitments, (d) the Small Cap Stock and International Growth Funds may purchase and write put and call options on stock indexes, and (e) the International Growth Fund may purchase put and call options and write covered call options on foreign currency contracts.

15. With respect to the Growth Fund, investing more than 35% of the Fund's assets in non-investment grade debt securities.

16. With respect to the Short Term Income Fund, having a dollar-weighted average portfolio maturity in excess of five years.

17. With respect to the Growth Fund, investing more than 25% of the Fund's assets in foreign securities.

18. Purchasing securities that are not readily marketable if more than 10% of the net assets of a Money Fund, or more than 15% of the net assets of a Non-Money Fund, would be invested in such securities, including, but not limited to: (1) repurchase agreements with maturities greater than seven calendar days;
(2) time deposits maturing in more than seven calendar days; provided that the Funds may not invest more than 10% of its total assets in such securities, except the Growth and Short Term Income Funds (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in this SAI;
(5) certain variable rate demand notes having a demand period of more than seven days; and (6) certain Rule 144A restricted securities that are deemed to be illiquid.

19. Purchasing any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for less than three years; provided that in the case of industrial revenue bonds purchased for the

Municipal Funds, this restriction shall apply to the entity supplying the revenues from which the issue is to be paid.

20. Making investments for the purpose of exercising control or management.

21. Purchasing or retaining securities of any company if, to the knowledge of the Company, any of the Company's officers or Trustees or any officer or director of the Advisor or a sub-advisor individually owns more than 0.5% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.

22. Investing in warrants, (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws.

23. Purchasing or selling interests in real estate limited partnerships.

24. Investing in mineral leases.

25. Entering into Strategic Transactions otherwise prohibited by the Fund's investment restrictions or in the aggregate in excess of 25% of the Fund's net assets, for purposes other than bona fide hedging positions or that are not "covered," subject to such greater percentage limitations as may be imposed by the Advisor from time to time.

26. With respect to the Small Cap Stock Fund, investing, under normal circumstances, less than 80% of the Fund's net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase.

Restriction 26 may not be changed without at least 60 days prior notice to shareholders. For purposes of the investment restrictions described above, the issuer of a municipal security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. For purposes of investment restriction 13 above, AMT-Subject Bonds and Revenue Bonds, the payment of principal and interest on which is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." The percentage limitations contained in the restrictions listed above apply at the time of purchase of securities, and shall not be considered violated unless an excess or deficiency occurs immediately after and as a result of such purchase.

THE INVESTMENT RESTRICTIONS SET FORTH BELOW HAVE BEEN ADOPTED BY WM TRUST I WITH RESPECT TO THE WM TRUST I FUNDS AS FUNDAMENTAL POLICIES, EXCEPT WHERE OTHERWISE INDICATED.

      Each of the Money Market and Tax-Exempt Money Market Funds may not:

1. invest in common stocks or other equity securities(1)

2. borrow money for investment purposes, except that each Fund may borrow up to 5% of its total assets in emergencies, and may borrow up to 33 1/3% of such assets to meet redemption requests that would otherwise result in the untimely liquidation of vital parts of its portfolio;

3. buy securities on margin, mortgage or pledge its securities, or engage in "short" sales;

4. buy or sell options;

5. act as underwriter of securities issued by others;

* Percentage at the time the investment is made.

(1) For purposes of determining compliance with this restriction, the Tax-Exempt Money Market Fund will not consider securities of other money market funds to be "common stocks or other equities."

6. buy securities restricted as to resale under federal securities laws (other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, and except in connection with repurchase agreements);

7. buy or sell real estate, real estate investment trust securities, commodities, or oil, gas and mineral interests;

8. lend money, except in connection with repurchase agreements and for investments made in accordance with Fund policies discussed in the Prospectus;

9. issue senior securities;

10. invest more than 5%* of its total assets in the securities of any single issuer (except for the United States Government, its agencies or instrumentalities);

11. invest more than 25%* of its total assets in securities of issuers in any single industry;

12. invest more than 10%* of its net assets in illiquid securities;

13. invest in companies for the purpose of exercising control.

                         The Money Market Fund may not:

1. invest in other investment companies (except as part of a merger).

                    The Tax-Exempt Money Market Fund may not:

1. invest more than 20%* of its assets in obligations that pay interest subject to federal alternative minimum tax.

Each of the U.S. Government Securities, Income and Tax-Exempt Bond Funds may not:

1. invest more than 5%* of its total assets in any single issuer other than U.S. Government securities, except that up to 25% of a Fund's assets may be invested without regard to this 5% limitation;

2. acquire more than 10%* of the voting securities of any one company;

3. invest in any company for the purpose of management or exercising control;

4. invest in real estate or commodities, although the Income Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and/or securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate interests therein, and the Income and Tax-Exempt Bond Funds may purchase and sell interest rate futures and options;

5. invest in oil, gas or other mineral leases;

6. invest in securities restricted under federal securities laws other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended;

7. invest more than 20%* of its assets in forward commitments;

8. invest more than 25%* of its assets in any single industry;**

9. invest more than 15%* of its net assets in illiquid securities;

10. buy foreign securities not payable in U.S. dollars (not applicable to the Income Fund);

11. buy securities on margin, mortgage or pledge its securities, or engage in "short" sales;

12. invest more than 5%* of its net assets in warrants including not more than 2%* of such net assets in warrants that are not listed on either the New York Stock Exchange or American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction;

13. act as underwriter of securities issued by others;

14. borrow money for investment purposes, although it may borrow up to 5% of its total net assets for emergency, non-investment purposes and, except for the Tax-Exempt Bond Fund, may enter into transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date;

15. lend money (except for the execution of repurchase agreements);

16. buy or sell put or call options;

17. issue senior securities.

In addition,

                  The U.S. Government Securities Fund may not:

1. invest less than 80%* of its assets in obligations guaranteed by the U.S. Government, its agencies and instrumentalities or in repurchase agreements or collateralized mortgage obligations secured by these obligations.

                        The Tax-Exempt Bond Fund may not:

1. buy or hold securities which directors or officers of the Fund or the Advisor hold more than .50% of the outstanding securities.

            The U.S. Government Securities and Income Funds may not:

1. invest in other investment companies (except as part of a merger).

       The U.S. Government Securities and Tax-Exempt Bond Funds may not:

1. buy common stocks or other equity securities, except that the Tax-Exempt Bond Fund may invest in other investment companies.

* Percentage at the time the investment is made.

** It is a policy of the Income Fund to consider electric utilities, electric and gas utilities, gas utilities, and telephone utilities to be separate industries. The Fund also considers foreign issues to be a separate industry. It is a policy of the Tax-Exempt Bond Fund to apply this restriction only to its assets in non-municipal bond holdings, pollution control revenue bonds and industrial development revenue bonds. These policies may result in increased risk.


              The REIT, Mid Cap Stock and High Yield Funds may not:


1. invest more than 5% of its total assets in any single issuer other than U.S. Government securities, except that up to 25% of the Fund's assets may be invested without regard to this 5% limitation;

2. acquire more than 10% of the voting securities of any one company;

3. invest in real estate** or commodities;

4. invest in oil, gas or other mineral leases;

5. invest more than 25% or more of its assets in any single industry;*

6. buy securities on margin, mortgage or pledge its securities;

7. act as underwriter of securities issued by others;

8. borrow money for investment purposes (it may borrow up to 5% of its total assets for emergency, non-investment purposes);

9. lend money (except for the execution of repurchase agreements);

10. issue senior securities.

* Percentage at the time the investment is made.


** This restriction will not prevent the Fund from purchasing and selling securities that are secured, directly or indirectly, by real estate or purchasing securities issued by companies that invest or deal in real estate. The REIT Fund intends to invest substantially all its assets in REIT securities.

The Mid Cap Stock Fund, as a matter of non-fundamental policy, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P Midcap 400 Index at the time of purchase. This policy may not be changed without at least 60 days prior notice to shareholders.

The REIT Fund, as a matter of non-fundamental policy under normal circumstances, invests at least 80% of its net assets in REIT securities.


Each of the Equity Income, Growth & Income and West Coast Equity Funds may not:

1. invest more than 5%* of its total assets in securities of any single issuer other than U.S. Government securities, except that up to 25% of a Fund's assets may be invested without regard to this 5% limitation;

2. acquire more than 10%* of the voting securities of any one company;

3. invest in any company for the purpose of management or exercising control;

4. invest in real estate (except publicly traded real estate investment trusts);

5. invest in commodities;

6. invest in oil, gas or other mineral leases;

7. invest in other investment companies (except as part of a merger);

8. invest more than 20%* of its total assets in forward commitments or repurchase agreements;

9. invest more than 25%* of its total assets in any single industry;

10. act as underwriter of securities issued by others;

11. borrow money for investment purposes (it may borrow up to 5% of its total net assets for emergency, non-investment purposes);

12. lend money (except for the execution of repurchase agreements);

13. issue senior securities;

14. buy or sell options, with the exception of covered call options which must be limited to 20% of total assets;

15. buy or sell futures-related securities;

16. invest in securities restricted under federal securities laws (other than securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended);

17. invest more than 15%* of its net assets in illiquid securities;

18. buy securities on margin, mortgage or pledge its securities, or engage in "short" sales;

19. invest more than 5%* of its net assets in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction;

20. invest more than 25%* of its total assets in foreign securities and then only in U.S. dollar-denominated foreign securities.

* Percentage at the time the investment is made.

The Equity Income Fund, as a matter of non-fundamental policy, under normal circumstances invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. This policy may not be changed without at least 60 days' prior notice to shareholders.

The West Coast Equity Fund, as a matter of non-fundamental policy, under normal circumstances invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of West Coast Companies, which are defined by WM Advisors to include companies with (i) principal executive offices located in the region, (ii) over 50% of their work force employed in the region or (iii) over 50% of their sales within the region. This policy will not be changed without at least 60 days' prior notice.

Any notice required to be delivered to shareholders of a Fund in connection with an intended change in a non-fundamental policy of the Fund (as described in this Statement of Additional Information or in the Fund's Prospectus) will be provided in accordance with Rule 35d-1 under the 1940 Act, as such rule is in effect and interpreted from time to time.

THE INVESTMENT RESTRICTIONS SET FORTH BELOW HAVE BEEN ADOPTED BY THE PORTFOLIOS AS FUNDAMENTAL POLICIES.

Each of the Strategic Growth, Conservative Growth, Balanced, Conservative Balanced Portfolios and Flexible Income may not:

1. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

2. purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

3. make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

4. (i) purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act) and
(ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer.

5. issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission;

6. borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Portfolio's total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Portfolio, including reverse repurchase agreements, exceed 5% of the value of a Portfolio's total assets, the Portfolio will not purchase any securities;

7. underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

8. write or acquire options or interests in oil, gas or other mineral exploration or development programs.

As a matter of non-fundamental investment policy, none of the Portfolios or Funds may invest in securities issued by Washington Mutual, Inc.

                               PORTFOLIO TURNOVER


The Money Funds attempt to increase yields by trading to take advantage of short-term market variations, which result in high portfolio turnover and high transaction costs. The REIT, Equity Income, Growth & Income, West Coast Equity, Growth, Mid Cap Stock, Small Cap Stock, International Growth, Short

Term Income, U.S. Government Securities Income, High Yield, Tax-Exempt Bond, California Municipal and California Insured Intermediate Municipal Funds do not intend to seek profits through short-term trading. Nevertheless, the Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.


Under certain market conditions, the REIT, Mid Cap Stock, Growth, Small Cap Stock, International Growth, Short Term Income or California Insured Intermediate Municipal Funds may experience increased portfolio turnover as a result of such Fund's options activities. For instance, the exercise of a substantial number of options written by a Fund (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of a Fund's securities that are included in the computation of turnover were replaced once during a period of one year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.


Certain other practices that may be employed by the Funds could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Advisor or a Fund's sub-advisor believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities.

                             SECURITIES TRANSACTIONS

Most of the purchases and sales of securities for a Fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. Decisions to buy and sell securities for a Fund are made by the Advisor or the relevant sub-advisor, which also is responsible for placing these transactions, subject to the overall review of the Trusts' Board of Trustees. Although investment decisions for each Fund are made independently from those of the other accounts managed by the Advisor or the sub-advisor, investments of the type the Fund may make may also be made by those other accounts. When a Fund and one or more other accounts managed by the Advisor or the sub-advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor or the sub-advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Transactions on U.S. exchanges involve the payment of negotiated brokerage commissions. With respect to exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or concessions, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, the Advisor or the Fund's sub-advisors seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor and each sub-advisor will consider the factors that the Advisor or the sub-advisors deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each advisory agreement among the Trusts authorizes the Advisor, and a sub-advisory agreement authorizes the sub-advisor, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Trusts, the other Funds and/or other accounts over which the Advisor, the sub-advisor or their affiliates exercise investment discretion. The fees under the advisory agreements between the Trusts, the Advisor and the sub-advisors are not reduced by reason of their receiving such brokerage and research services. The Trusts' Board of Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits received by the Trusts.

Consistent with applicable provisions of the 1940 Act, the rules and exemptions adopted by the Commission thereunder, and relevant interpretive and "no-action" positions taken by the Commission's staff, the Trusts' Board of Trustees has adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all portfolio transactions with affiliates will be fair and reasonable. Under the procedures adopted, portfolio transactions for a Fund may be executed through any affiliated broker (other than affiliated persons of the Trust solely because the broker is an affiliated person of a sub-advisor of another Fund) if, subject to other conditions in the Rule 17e-1 procedures, in the judgment of the Advisor or the Fund's sub-advisor, the use of an affiliated broker is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction an affiliated broker charges the Fund a rate consistent with those charged for comparable transactions in comparable accounts of the broker's most favored unaffiliated clients. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

For the years set forth below, the WM Trust I and WM Trust II Funds paid the following brokerage commissions:

                        TOTAL BROKERAGE COMMISSIONS PAID



                                                                      FISCAL YEAR ENDED
                                                           ---------------------------------------
                                                           OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                          FUND                                2002          2001          2000
                          ----                             -----------   -----------   -----------
Equity Income Fund ......................................                 $  327,191   $  460,118
Growth & Income Fund ....................................                  1,206,395    1,223,062
West Coast Equity Fund ..................................                    241,876      544,048
Mid Cap Stock Fund ......................................                    192,525      254,797
Growth Fund .............................................                  1,090,725    1,194,701
Small Cap Stock Fund ....................................                     87,341      109,561
International Growth Fund ...............................                    176,123      276,610
Short Term Income Fund ..................................                      4,143        5,250
U.S. Government Securities Fund .........................                         --           --
Income Fund .............................................                         --           --
High Yield Fund .........................................                      3,304       36,646
Tax-Exempt Bond Fund ....................................                         --       11,604
California Municipal Fund ...............................                         --        9,314
California Insured Intermediate Municipal Fund ..........                         --          802
Money Market Fund .......................................                         --           --
Tax-Exempt Money Market Fund ............................                         --           --
California Money Fund ...................................                         --           --

                                                                                   TOTAL AMOUNT OF
                                                           TOTAL BROKERAGE        TRANSACTIONS WHERE
                                                           COMMISSIONS PAID     BROKERAGE COMMISSIONS
                                                           TO BROKERS THAT       WERE PAID TO BROKERS
                                                          PROVIDED RESEARCH     THAT PROVIDED RESEARCH
                                                          FISCAL YEAR ENDED       FISCAL YEAR ENDED
                          FUND                             OCTOBER 31, 2002        OCTOBER 31, 2002
                          ----                            ------------------    ----------------------
Equity Income Fund ......................................
Growth & Income Fund ....................................
West Coast Equity Fund ..................................
Mid Cap Stock Fund ......................................
Growth Fund .............................................
Small Cap Stock Fund ....................................
International Growth Fund ...............................
Short Term Income Fund ..................................
U.S. Government Securities Fund .........................
Income Fund .............................................
High Yield Fund .........................................
Tax-Exempt Bond Fund ....................................
California Municipal Fund ...............................
California Insured Intermediate Municipal Fund ..........
Money Market Fund .......................................
Tax-Exempt Money Market Fund ............................
California Money Fund ...................................



The Trusts are required to identify any securities of their "regular brokers or dealers" (as defined in the 1940 Act), which the Trust have acquired during their most recent fiscal year. As of October 31, 2002, these Portfolios and Funds had the following holdings fitting the above descriptions:



                                                         CREDIT SUISSE                               J.P. MORGAN
                                                         FIRST BOSTON      MERRILL       GOLDMAN       CHASE &
                                                          CORPORATION       LYNCH         SACHS        COMPANY      CIT GROUP
                                                         -------------   -----------   -----------   -----------   -----------
Strategic Growth  Portfolio ........................
Balanced Portfolio .................................
Conservative Balanced Portfolio ....................
Flexible Income Portfolio ..........................
Equity Income Fund .................................
Growth & Income Fund ...............................
West Coast Equity Fund .............................
Mid Cap Stock Fund .................................
Growth Fund ........................................
Small Cap Stock Fund ...............................
International Growth Fund ..........................
Short Term Income Fund .............................
U.S. Government Securities Fund ....................
Income Fund ........................................
High Yield Fund ....................................
Money Market Fund ..................................

                                                  MORGAN
                                                 STANLEY                                   SALOMON
                                   BEAR       DEAN WITTER &      PAINE       HOUSEHOLD      SMITH
                                  STEARNS        COMPANY         WEBBER       FINANCE       BARNEY
                                -----------   --------------   ----------   -----------   ----------
Equity Income Fund ..........
Short Term Income Fund ......
Income Fund .................
Money Market Fund ...........


                                 NET ASSET VALUE

The Trusts will calculate the net asset value of the Funds and Portfolios' Class A, Class B, Class C, and Class I shares as of the close of regular trading on the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier, Monday through Friday, exclusive of national business holidays. The Trusts will be closed on the following national holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Under unusual circumstances, the Money Funds may determine their NAVs on days on which the New York Stock Exchange is not open for regular trading.

A security that is primarily traded on a U.S. exchange (including securities traded through the NASDAQ National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current day's bid and asked prices. Over-the-counter securities that are not traded through the NASDAQ National Market System and U.S. Government Securities are valued at the mean of the current day's bid and asked prices. An option is generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. Short term debt securities that mature in 60 days or less are valued at amortized cost; assets of the Money Funds are also valued at amortized cost. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m. New York time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. If the market makes a limit move with respect to the security or index underlying the futures contract, the futures contract will be valued at a fair market value as determined by or under the direction of the Board of Trustees.

Debt securities of U.S. issuers (other than U.S. Government securities and short-term investments), including Municipal Obligations, are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trusts. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid prices and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Board of Trustees, which may rely on the assistance of one or more Pricing Services. The procedures of each Pricing Service are reviewed periodically by the officers of the Trusts under the general supervision and responsibility of the Board of Trustees.

VALUATION OF THE MONEY FUNDS. The valuation of the portfolio securities of the Money Funds is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

The use by the Money Funds of the amortized cost method of valuing their respective portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Money Funds must maintain dollar-weighted average portfolio maturities of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in securities determined by the Board of Trustees of the Trusts to present minimal credit risks. Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Funds' portfolio holdings by the Board of Trustees or its delegate, at such intervals as the Board of Trustees may deem appropriate, to determine whether the Funds' net asset values calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will cause the Trusts to take such corrective action as the Board deems necessary and appropriate including:

selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

                          HOW TO BUY AND REDEEM SHARES

Class A, Class B, Class C and Class I shares of the Portfolios and Funds may be purchased and redeemed in the manner described in the Prospectus and in this SAI. Class I shares are currently offered and sold only to the Portfolios.

As stated in the prospectus, each Portfolio and Fund may sell class A shares at net asset value to brokers, dealers and registered investment advisers who have entered into arrangements with the Distributor providing specifically for the shares to be used in particular investment products or programs made available to their clients for which they may charge a separate fee. This includes investment products or programs that are available only with respect to the proceeds of redemptions of shares of other mutual funds on which the client had paid an initial or contingent deferred sales charge.

COMPUTATION OF PUBLIC OFFERING PRICES


The Funds offer their shares to the public on a continuous basis. The public offering price per Class A share of the Funds is equal to the net asset value next computed after receipt of a purchase order, plus the applicable front-end sales charge, if any, as set forth in the Prospectus. The public offering price per Class B, or Class I share of the Funds is equal to the net asset value next computed after receipt of a purchase order. The public offering price per Class C share of the Funds is equal to the net asset value next computed after receipt of a purchase order plus applicable front-end sales charge, if any, as set forth in the Prospectus, except that the Distributor may, in its discretion, waive the front-end sales charge for Class C shares purchased using the proceeds of the redemption (within 30 days of the purchase) of shares of another mutual fund with sales charges and distribution fees comparable to those applicable to Class C shares of the Funds. If the front-end sales charge for Class C shares is waived, the commissions payable by the Distributor to dealers may be correspondingly reduced.

An illustration of the computation of the public offering price per share of each Portfolio and Fund is contained in the financial statements incorporated herein by reference.

PAYMENTS TO DEALERS

The commissions reallowed to dealers on sales of Class A shares and paid to dealers on sales of Class B and Class C shares are set forth in the Prospectus. The Distributor may pay authorized dealers commissions up to 1.00% on purchases of Class A shares at net asset value that are part of a purchase of $1 million or more.

The Distributor also may pay to dealers service fees on Class A and Class B shares at the annual rate of 0.25% of the average daily net assets of accounts for which they are the dealers of record. The Distributor may pay, to dealers, service fees on Class C shares at an annual rate of 1.00% of the average daily net assets of accounts for which they are the dealers of record. These fees are not paid until after such shares are held for three months (for Class A shares) or thirteen months (for Class B and Class C shares) and the average daily net assets of all shares for which such dealer is the dealer of record are at a level of $100,000.

Dealers will not receive commissions with respect to Class B shares that are purchased with the proceeds of redemptions by shareholders who reinvest in reliance on the description of this reinvestment privilege contained in the Prospectus under the heading "Class B shares - REINVESTMENT."

The Advisor may also make revenue sharing payments to dealers at an annual rate of up to 0.50% of the average daily net assets of shares of the Portfolios for which such dealers are the dealers of record.

PAYMENT IN SECURITIES

In addition to cash, the Portfolios and Funds may accept securities as payment for Portfolio or Fund shares at the applicable net asset value. Generally, the Portfolios and Funds will only consider accepting securities to increase their holding in a portfolio security or if WM Advisors determines that the offered securities are a suitable investment for the Portfolio or Fund and in a sufficient amount for efficient management.


While no minimum has been established, the Portfolios and Funds may decide not to accept securities as payment for shares at their discretion. The Portfolios and Funds may reject in whole or in part any or all offers to pay for purchases of shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for shares at any time without notice. The Portfolios and Funds will value accepted securities in the manner described in the section "Net Asset Value" for valuing shares of the Portfolios and Funds. The Portfolios and Funds will only accept securities which are delivered in proper form. The acceptance of securities by certain of the Portfolios or Funds in exchange for shares is subject to additional requirements. For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of Portfolio or Fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact WM Shareholder Services at 1-800-222-5852. Investors should not send securities to the Portfolios and Funds except when authorized to do so and in accordance with specific instructions received from WM Shareholder Services.

REDEMPTIONS

The procedures for redemption of Class A, Class B and Class C shares of each Portfolio and Fund are summarized in the Prospectus under "How Can I Sell My Shares?" The right to redeem may be suspended or the date of payment postponed
(1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Portfolio's or Fund's investments or determination of its net asset value not reasonably practicable or (3) for such other periods as the SEC by order may permit for protection of shareholders.

REDEMPTION FEE-INTERNATIONAL GROWTH FUND. A redemption from the International Growth Fund, including a redemption by way of exchange, made within 90 days of any purchase by the shareholders of Class A shares of the International Growth Fund will be subject to a redemption fee equal to 2.00% of the redemption proceeds (in addition to any applicable CDSC). The redemption fee will be retained by the Fund. The redemption fee does not apply to redemptions of less than $10,000. In determining whether a redemption fee is payable it is assumed that the purchase from which the redemption is made is the earliest purchase for shares of the Fund by the shareholder from which a redemption or exchange has not already been effected.

CERTAIN WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGES. Contingent deferred sales charges (each, a "CDSC") imposed upon redemptions of Class A, Class B and Class C shares will be waived in certain instances.

APPLICATION OF CLASS A SHARES CDSC. The Class A CDSC of 1.00% may be imposed on certain redemptions within 18 months of purchase, respectively, with respect to Class A shares (i) purchased at NAV without a sales charge at time of purchase due to purchases of $1 million or more, or (ii) acquired, including Class A shares of a Money Fund acquired, through an exchange for Class A shares of a Non-Money Fund purchased at NAV without a sales charge at time of purchase due to purchases of $1 million or more. The CDSCs for Class A shares are calculated on the lower of the shares' cost in determining whether the CDSC is payable, the Funds will first redeem shares not subject to any CDSC.

With respect to certain investors who purchase Class A shares through an authorized dealer and who receive a waiver of the entire initial sales charge on Class A shares because the Class A shares were purchased through a plan qualified under Section 401(k) of the Code ("401(k) Plan") or through a plan qualified under Section 403(b) of the Code ("403(b) Plan") or who hold Class A shares of a Money Fund that were acquired through an exchange for Non-Money Fund Class A shares that were purchased at NAV through one of such plans, a CDSC of 1.00% may be imposed on the amount that was invested through the plan in such Class A shares and that is redeemed (i) if, within the first 18 months after the plan's initial investment in the Funds, the named fiduciary of the plan withdraws the plan from investing in the Funds in a manner that causes all shares held by the plan's participants to be redeemed; or (ii) by a plan participant in a 403(b) Plan within two years of the plan participant's purchase of such Class A shares. This CDSC will be waived on redemptions in connection with certain involuntary distributions, including distributions arising out of the death or disability of a shareholder (including one who owns the shares as joint tenant).

WAIVERS OF CLASS A SHARES CDSC. The Class A CDSC is waived for redemptions of Class A shares (i) that are part of exchanges for Class A shares of other WM Funds; (ii) for distributions to pay benefits to participants from a retirement plan qualified under Section 401(a) or 401(k) of the Code, including distributions due to the death or disability of the participant (including one who owns the shares as a joint tenant); (iii) for distributions from a 403(b) Plan or an IRA due to death, disability, or attainment of age 70 1/2, including certain involuntary distributions; (iv) for tax-free returns of excess contributions to an IRA; (v) for distributions by other employee benefit plans to pay benefits; (vi) in connection with certain involuntary distributions;
(vii) for systematic withdrawals in amounts of 1.00% or less per month; and
(viii) by a 401(k) Plan participant so long as the shares were purchased through the 401(k) Plan and the 401(k) Plan continues in effect with investments in Class A shares of the Fund. See "How to Buy and Redeem Shares" in the SAI.

For purposes of the waivers described in such section of the Prospectus, a person will be deemed "disabled" only if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or be of long-continued and indefinite duration.

DEFERRED SALES CHARGE ALTERNATIVE: CLASS B SHARES. If you choose the deferred sales charge alternative, you will purchase Class B shares at their NAV per share without the imposition of a sales charge at the time of purchase. Class B shares of the Short Term Income Fund that are redeemed within four years of purchase, and Class B shares of the remaining Portfolios and Funds that are redeemed within five years of purchase, however, will be subject to a CDSC as described below. CDSC payments and distribution fees on Class B shares may be used to fund commissions payable to Authorized Dealers.

No charge will be imposed with respect to shares having a value equal to any net increase in the value of shares purchased during the preceding four or five years and shares acquired by reinvestment of net investment income and capital gain distributions. The amount of the charge is determined as a percentage of the NAV of the shares at the time of purchase. The percentage used to calculate the CDSC will depend on the number of years since you invested the dollar amount being redeemed, according to the following tables:

Class B shares of all Portfolios and Funds (except for the Short Term Income
Fund) purchased after March 20, 1998 (other than shares of the Funds received in connection with the merger of other mutual funds into certain Funds).

Class B shares of all Portfolios and Funds of WM Trust II (except for the Short Term Income Fund) purchased before March 20, 1998, and shares of the Funds received in connection with the merger of other mutual Funds into certain Funds.

Class B shares of all Funds of WM Trust I purchased before March 20, 1998 (2) and the Short Term Income Fund

      YEAR OF         CONTINGENT           YEAR OF           CONTINGENT          YEAR OF
    REDEMPTION         DEFERRED          REDEMPTION           DEFERRED         REDEMPTION          CONTINGENT
  AFTER PURCHASE     SALES CHARGE      AFTER PURCHASE       SALES CHARGE     AFTER PURCHASE      DEFERRED SALES
-------------------  ------------   ---------------------   ------------   -------------------   --------------
First                    5.00%      First                       5.00%      First                      4.00%
Second                   4.00%      Second                      4.00%      Second                     3.00%
Third                    3.00%      Third                       3.00%      Third                      2.00%
Fourth                   2.00%      Fourth                      3.00%      Fourth                     1.00%
Fifth                    1.00%      Fifth                       2.00%      Fifth and following        0.00%
Sixth and following      0.00%      Sixth                       1.00%
                                    Seventh and following       0.00%



Class B shares of all Portfolios and Funds (except for Short Term Income Fund) purchased after March 1, 2003 (other than shares of the Funds received in connection with the merger of other mutual funds into certain Funds).



                YEAR OF                     CONTINGENT
              REDEMPTION                     DEFERRED
            AFTER PURCHASE                 SALES CHARGE
          -------------------              ------------
          First                                5.00%
          Second                               5.00%
          Third                                4.00%
          Fourth                             % 3.00%
          Fifth                              % 2.00%
          Sixth and following                % 0.00%



Class B shares of the Short Term Income Fund purchased after March 1, 2003.



                YEAR OF                      CONTINGENT
              REDEMPTION                      DEFERRED
            AFTER PURCHASE                  SALES CHARGE
          -------------------               ------------
          First                                 4.00%
          Second                                4.00%
          Third                                 3.00%
          Fourth                                2.00%
          Fifth and following                   0.00%






For these purposes, all purchases are considered made on the last day of the month of purchase. To determine the CDSC payable on a redemption of Class B shares, a Fund will first redeem Class B shares not subject to a CDSC. Thereafter, to determine the applicability and rate of any CDSC, it will be assumed that shares representing the reinvestment of dividends and capital gain distributions are redeemed first and shares held for the longest period of time are redeemed next. Using this method, your sales charge, if any, will be at the lowest possible CDSC rate.

The Trusts will adopt procedures to convert Class B shares, without payment of any sales charges, into Class A shares, which have lower distribution fees, after the passage of a number of years after purchase. Such conversion may occur in approximately eight years. Those shares of the former Griffin Funds purchased prior to the merger with the WM Group of Funds may convert in approximately six years.

The conversion of Class B shares to Class A shares is subject to the availability of a favorable ruling from the Internal Revenue Service or a determination by the Board of Trustees, after consultation with legal counsel, that such conversion will not be subject to federal income tax. There can not be any assurance that a ruling or determination will be available. If they should not be available, the conversion of Class B shares to Class A shares would not occur and those shares would continue to be subject to higher expenses than Class A shares for an indefinite period.


WAIVERS OF CLASS B CDSCS. Redemptions of Class B shares from Portfolio or Fund accounts opened prior to April 1, 2002 will not be subject to CDSCs if made in connection with distributions from IRAs or other retirement accounts to shareholders over age 59 1/2, except that the qualifying age shall be 70 1/2 with respect to Class B shares of WM Trust II Funds purchased prior to March 1, 1998. This does not apply to a transfer of assets. See the Prospectus for other CDSC waivers that may apply.





WAIVERS OF CLASS C CDSCS. For Class C shares purchased prior to March 1, 2003, waivers of the 1.00% CDSC applied to Class C shares of the Portfolios and Funds redeemed within 12 months of purchase will be granted under the same conditions as generally apply to waivers of CSDCs on Class B shares, as described in the Prospectus.



DISTRIBUTIONS IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Trusts may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently redeeming shares of those securities.

SYSTEMATIC WITHDRAWAL PLAN. As described in the Prospectus, a Systematic Withdrawal Plan may be established by a shareholder who owns either Class A or Class B shares of a Fund with a value exceeding $5,000 and who wishes to receive specific amounts of cash periodically. Monthly, quarterly, semiannual or annual withdrawals in a minimum amount of $100 may be made under the Systematic Withdrawal Plan by redeeming as many shares of the Portfolio or Fund as may be necessary to cover the stipulated withdrawal payment. The CDSC on Class B shares is waived for withdrawals under a Systematic Withdrawal Plan that meets certain conditions as described in "Buying Class B shares -- Contingent deferred sales charge" in the Prospectus. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Portfolio or Fund, there will be a reduction in the value of the shareholder's investment in the relevant class of the Portfolio or Fund and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Portfolio or Fund. For additional information regarding the Systematic Withdrawal Plan, write to the WM Group of Funds at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101 or call the Trust at 800-222-5852.

CHECK REDEMPTION PRIVILEGE. Checkwriting is available for the Class A shares of the Money Funds only. Checks to redeem shares of any of the Money Funds are drawn on the account of the Fund at Boston Safe and shareholders will be subject to the same rules and regulations that Boston Safe applies to checking accounts and, will have the same rights and duties with respect to stop payment orders, "stale" checks, and unauthorized endorsements as bank checking account customers do under Massachusetts Uniform Commercial Code. All notices with regard to those rights and duties must be given to Boston Safe.

HOW TO EXCHANGE SHARES

You may exchange shares of any of the Portfolios or Funds for shares of the same class of any other of the Portfolios or Funds. Exchanges of shares are sales and may result in a gain or loss for income tax purposes.

Exchanges are made at the relative NAVs of the shares being exchanged. No additional sales charge will be incurred when exchanging shares from a Fund which imposes an initial or contingent deferred sales charge. Any contingent deferred sales charge on the subsequent sale of shares acquired by exchange will be based on the contingent deferred sales charge schedule of the Fund originally purchased. Shares exchanged from Money Fund will be subject to the acquired Fund's sales charge unless the shares given in exchange were previously exchanged from a Fund that imposes an initial or contingent deferred sales charge.

All exchanges are subject to the minimum investment requirements of the Fund being acquired and to its availability for sale in your state of residence. You may arrange for automatic monthly exchanges. The Portfolios or Funds reserve the right to refuse any order for the purchase of shares, including those by exchange. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolios or Fund and, consequently, may be disallowed.

                             PERFORMANCE INFORMATION

YIELD

MONEY FUNDS. From time to time, advertisements or shareholder reports concerning the Money Funds may describe yield and effective yield. The yield of a Money Fund refers to the income generated by an investment in the Fund over a 7-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. Effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. Effective yield will generally be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

FIXED-INCOME AND MUNICIPAL FUNDS. From time to time, the Fixed-Income and Municipal Funds may advertise 30-day yield. The 30-day yield of each of these Funds refers to the income generated by an investment in such Fund over the 30-day period identified in the advertisement, and is computed by dividing the net investment income per share earned by the Fund during the period by the maximum public offering price per share on the last day of the 30-day period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semiannually. The annualized income is then shown as a percentage of the maximum public offering price. In addition, these Funds may advertise a similar 30-day yield computed in the same manner except that the NAV per share is used in place of the public offering price per share.

TAX-EQUIVALENT YIELD. The Municipal Funds, the Tax-Exempt Money Market Fund and the California Money Fund may also quote tax-equivalent yield. Tax-equivalent yield shows the taxable yields an investor would have to earn before taxes to equal the Funds' tax-free yield. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus the sum of a stated federal and applicable state tax rate, based upon the highest marginal tax rate and adjusted for the federal deduction of state taxes paid. To the extent that particular investor is not subject to the highest marginal tax rate, the tax-equivalent yield experienced by the investor will be lower than the tax-equivalent yield quoted by the Fund. If only a portion of a Fund's income is tax-exempt, only that portion is adjusted in the calculation.

TOTAL RETURN

From time to time, a Fund may advertise its average annual total return over various periods. Such total return figures reflect a deduction or any front end sales charge or contingent deferred sales charge and show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the fund during the period were reinvested. Figures will be given for recent one-, five-, and ten-year periods (or from commencement of the Fund's operations) and may be given for other periods.

ADDITIONAL PERFORMANCE QUOTATIONS

Advertisements of total return may also show total return without giving effect to sales charges. Similarly, a Fund may provide yield quotations in investor communications based on the Fund's NAV (rather than its public offering price) on the last day of the period covered by the yield computation. Because these additional quotations will not reflect the maximum sales charge payable, such performance quotations will be higher than the performance quotations that include the maximum sales charge.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT A PREDICTION OF FUTURE PERFORMANCE

Performance information is computed separately for each class of shares. Because Class B and Class C shares bear the expense of the higher distribution and service fees, it is expected that performance for such shares will be lower than that for a Fund's Class A shares.

OBTAINING PERFORMANCE INFORMATION

Each Fund's strategies, performance, and holdings are detailed twice a year in Fund reports, which are sent to all shareholders. Below, the SAI describes the methods used to determine a Fund's performance. Shareholders may also call 800-222-5852 or visit www.wmgroupoffunds.com for performance information.

                          DETERMINATION OF PERFORMANCE

YIELD QUOTATIONS

From time to time, the Trusts may quote the performance of a Portfolio's or Fund's Class A, Class B or Class C shares in terms of yield, actual distributions, total return or capital appreciation in reports or other communications to shareholders or in advertising material. The yield for shares of the Money Funds is computed by: (1) determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in each Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (2) subtracting a hypothetical change reflecting deductions from shareholder accounts, (3) dividing the net change by the value of the account at the beginning of the period to obtain the base period return and (4) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation or depreciation. In addition, the Money Funds may calculate a compounded effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

The current yield for the Money Funds may be obtained by calling 800-222-5852. For the seven-day period ended December 31, 2002, the yield for the Class A
shares of the California Money Fund was     and the effective yield of such
shares of that Fund for the same period was    . The Tax-Exempt Money Market
and California Money Funds may also calculate their tax equivalent yields as described below.

The Municipal Funds and Fixed-Income Funds may quote a 30-day yield figure (the "SEC Yield") which is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

                        YIELD = 2       [(a-b  + 1)(6)-1]
                                         ----
                                          cd

Where: a = dividends and interest earned during the period.

b = expenses accrued for the period (net of reimbursement).

c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

d = the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by one of the Fixed-Income and Municipal Funds at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.


Based on the foregoing calculation, the SEC Yields relating to the outstanding shares treated as Class A shares for the 30-day period ended October 31, 2002 are as follows:



                        FUND                                    YIELD
                        ----                                    -----
            Balanced Portfolio ...............................
            Conservative Balanced Portfolio ..................
            Flexible Income Portfolio ........................
            Short Term Income Fund ...........................
            U.S. Government Securities Fund ..................
            Income Fund ......................................
            High Yield Fund ..................................
            Tax-Exempt Bond Fund .............................
            California Municipal Fund ........................
            California Insured Intermediate Municipal Fund ...



In addition, each Portfolio or Fund may quote a 30-day effective yield based on actual dividends during a 30-day period that is computed by dividing the dividends per share distributed by the Portfolio or Fund during the period by the maximum Public Offering Price per share on the last day of the 30-day period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded monthly. The annualized income is then shown as a percentage of the maximum Public Offering Price. In addition, the Balanced, Conservative Balanced, and Flexible Income Portfolios and the Fixed-Income Funds and the Municipal Funds may advertise a similar 30-day yield computed in the same manner except that the NAV per share is used in place of the Public Offering Price per share. These 30-day effective yields for the period ended October 31, 2002 for the Class A shares of the Tax-Exempt Bond, California Municipal and California Insured Intermediate Municipal Funds and the Balanced, Conservative Balanced and Flexible Income
Portfolios were                                          , respectively. Yields
for the same period for the Short Term Income, U.S. Government Securities,
Income and High Yield Funds were                                   respectively.

The tax equivalent yield for the Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal, Tax-Exempt Money Market and California Money Funds is computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. The tax-equivalent yields for the outstanding shares of the Tax-Exempt Money Market and California Money Fund Class A shares, for the 7-day
period ended October 31, 2002 were       and      , respectively. The tax
equivalent SEC 30-day yields for the period ended October 31, 2002 for the outstanding shares of the Tax-Exempt Bond, California Municipal and California
Insured Intermediate Municipal Funds were                       , respectively.

The tax equivalent yield based on the 30-day effective yield for the period ended October 31, 2002 for the outstanding shares of the Tax-Exempt Bond, California Municipal and California Insured Intermediate Municipal Funds were
                      , respectively. Tax-equivalent yields assume the payment of federal income taxes at a rate of 39.10% and, if applicable, California state income taxes at a rate of 9.30%.

Capital appreciation for Class A, Class B and Class C shares of the Portfolios and Equity, Fixed-Income and Municipal Funds shows principal changes for the period shown, and total return combines principal changes and dividend and interest income reinvested for the periods shown. Principal changes are based on the difference between the beginning and closing net asset values for the period. Actual distributions include short-term capital gains derived from option writing or other sources. The period selected for performance data will depend upon the purpose of reporting the performance.

AVERAGE ANNUAL TOTAL RETURN

The total return of the Portfolios' and the Funds' Class A, Class B and Class C shares may be calculated on an "average annual total return" basis, and may also be calculated on an "aggregate total return" basis, for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over the particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Average annual total return figures provided for the Portfolios and the Equity and Fixed-Income Funds will be computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P (1 + T)(n) = E R V

          Where:  P   = a hypothetical initial payment of $1,000
                  T   = average annual total return/aggregate total return
                  n   = number of years
                  ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 years (or other) periods or the life of the Fund

The formula for calculating aggregate total return can be expressed as follows:

                                                        (ERV)
                           Aggregate Total Return   =          -1
                                                        -----
                                                          P

The calculation of average annual total return and aggregate total return assumes reinvestment of all income dividends and capital gain distributions on the reinvestment dates during the period and includes all recurring fees charged to all shareholder accounts. In addition, with respect to Class A shares, the maximum sales charge is deducted from the initial $1,000 payment (variable "P" in the formula).

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period and reflects deduction of all nonrecurring charges at the end of the measuring period covered by the computation. A Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

As Class C shares of the Portfolios and Funds had not been offered for a full fiscal year as of the date of this Statement of Additional Information, no performance information for these shares is given.

Each Portfolio is modeled after an investment strategy used by the WM Strategic Asset Management ("SAM") program, an investment management service formerly offered by a predecessor of the Portfolios' Advisor that allocates investments across a combination of the underlying Funds. Set forth below is certain performance data for the Portfolios and, prior to the Portfolios' inception, those strategies. Performance information for the strategies is deemed relevant because each strategy was managed using virtually the same investment objectives, policies and restrictions as those used by the Portfolios. Nonetheless, the performance data is not necessarily indicative of the future performance of the Portfolios.

Because of certain differences in the expenses applicable to the SAM program and the Portfolios, the following performance information has been adjusted by applying the expenses for the Class A shares of the

Portfolios. The average annual total return of the following investment strategies for the one-year, the five-year, the ten-year periods and the period from inception of the strategy, in each case ended October 31, 2002, was as follows:



                                                                                          SINCE
                                                                        FIVE     TEN     DATE OF
           PORTFOLIO/STRATEGY AND INCEPTION DATE             ONE YEAR   YEAR    YEAR    INCEPTION
           -------------------------------------             --------   -----   -----   ---------
STRATEGIC GROWTH PORTFOLIO
  CLASS A SHARES 5/31/95
     Adjusted for Maximum Sales Charge ...................
     Not Adjusted for Sales Charge .......................
  CLASS B SHARES 5/31/95
     Adjusted for Maximum Sales Charge ...................
     Not Adjusted for Sales Charge .......................
CONSERVATIVE GROWTH PORTFOLIO
  CLASS A SHARES 9/30/90
     Adjusted for Maximum Sales Charge ...................
     Not Adjusted for Sales Charge .......................
  CLASS B SHARES 7/1/94
     Adjusted for Maximum Sales Charge ...................
     Not Adjusted for Sales Charge .......................
BALANCED PORTFOLIO
  CLASS A SHARES 9/30/90
     Adjusted for Maximum Sales Charge ...................
     Not Adjusted for Sales Charge .......................
  CLASS B SHARES 7/1/94
     Adjusted for Maximum Sales Charge ...................
     Not Adjusted for Sales Charge .......................
CONSERVATIVE BALANCED PORTFOLIO
  CLASS A SHARES 9/30/90
     Adjusted for Maximum Sales Charge ...................
     Not Adjusted for Sales Charge .......................
  CLASS B SHARES 7/1/94
     Adjusted for Maximum Sales Charge ...................
     Not Adjusted for Sales Charge .......................

                                                                                      SINCE
                                                                    FIVE     TEN     DATE OF
    PORTFOLIO/STRATEGY AND INCEPTION DATE                ONE YEAR   YEAR    YEAR    INCEPTION
    -------------------------------------                --------   -----   -----   ---------
FLEXIBLE INCOME PORTFOLIO
  CLASS A SHARES 3/31/93
     Adjusted for Maximum Sales Charge ................
     Not Adjusted for Sales Charge ....................
  CLASS B SHARES 7/1/94
     Adjusted for Maximum Sales Charge ................
     Not Adjusted for Sales Charge ....................



The average annual rates of return (unless otherwise noted) for the Funds for the one-year, five-year and ten-year periods and for the period since inception in each case ended October 31, 2002 are as follows:


                                                                                      SINCE
                                                                    FIVE     TEN     DATE OF
                  FUND AND INCEPTION DATE                ONE YEAR   YEAR    YEAR    INCEPTION
                  -----------------------                --------   -----   -----   ---------
EQUITY INCOME FUND
  CLASS A SHARES 5/31/39
     Adjusted for Maximum Sales Charge ................
     Not Adjusted for Sales Charge ....................
  CLASS B SHARES 3/30/94
     Adjusted for Maximum Sales Charge ................
     Not Adjusted for Sales Charge ....................
GROWTH & INCOME FUND
  CLASS A SHARES 10/31/49
     Adjusted for Maximum Sales Charge ................
     Not Adjusted for Sales Charge ....................
  CLASS B SHARES 3/30/94
     Adjusted for Maximum Sales Charge ................
     Not Adjusted for Sales Charge ....................
WEST COAST EQUITY FUND
  CLASS A SHARES 11/24/86
     Adjusted for Maximum Sales Charge ................
     Not Adjusted for Maximum Sales Charge ............
  CLASS B SHARES 3/30/94
     Adjusted for Sales Charge ........................
     Not Adjusted for Sales Charge ....................
GROWTH FUND
  CLASS A SHARES 4/5/93
     Adjusted for Maximum Sales Charge ................
     Not Adjusted for Sales Charge ....................
  CLASS B SHARES 7/1/94
     Adjusted for Maximum Sales Charge ................
     Not Adjusted for Sales Charge ....................

                                                                                                        SINCE
                                                                                 FIVE        TEN       DATE OF
                  FUND AND INCEPTION DATE                           ONE YEAR     YEAR        YEAR     INCEPTION
                  -----------------------                           --------     -----       -----    ---------
MID CAP STOCK FUND
  CLASS A SHARES 3/1/00
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge ............................
  CLASS B SHARES 3/1/00
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge ............................
SMALL CAP STOCK FUND
  CLASS A SHARES 7/18/90
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge .............................
  CLASS B SHARES 7/1/94
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge ............................
INTERNATIONAL GROWTH FUND
  CLASS A SHARES 7/18/90
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge ............................
  CLASS B SHARES 7/1/94
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge ............................
SHORT TERM INCOME FUND
  CLASS A SHARES 11/1/93
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge ............................
  CLASS B SHARES 7/1/94
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge ............................
U.S. GOVERNMENT SECURITIES FUND
  CLASS A SHARES 5/4/84
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge ............................
  CLASS B SHARES 3/30/94
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge ............................
INCOME FUND
  CLASS A SHARES 12/15/75
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge ............................
  CLASS B SHARES 3/30/94
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge ............................
HIGH YIELD FUND
  CLASS A SHARES 4/8/98
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge ............................
  CLASS B SHARES 5/5/98
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge ............................
TAX-EXEMPT BOND FUND
  CLASS A SHARES 1/3/77
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge ............................
  CLASS B SHARES 3/30/94
     Adjusted for Maximum Sales Charge ........................
     Not Adjusted for Sales Charge ............................

                                                                                   SINCE
                                                                 FIVE     TEN     DATE OF
                  FUND AND INCEPTION DATE             ONE YEAR   YEAR    YEAR    INCEPTION
                  -----------------------             --------   -----   -----   ---------
CALIFORNIA MUNICIPAL FUND
  CLASS A SHARES 7/25/89
     Adjusted for Maximum Sales Charge ..............
     Not Adjusted for Sales Charge ..................
  CLASS B SHARES 7/1/94
     Adjusted for Maximum Sales Charge ..............
     Not Adjusted for Sales Charge ..................
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
  CLASS A SHARES 4/4/94 .............................
     Adjusted for Maximum Sales Charge ..............
     Not Adjusted for Sales Charge ..................
  CLASS B SHARES 7/1/94
     Adjusted for Maximum Sales Charge ..............
     Not Adjusted for Sales Charge ..................

The performance of a Portfolio's and Fund's Class A, Class B and Class C shares will vary from time to time depending upon market conditions, the composition of the Portfolio's or Fund's portfolio and the Portfolio's or Fund's operating expenses. Consequently, any given performance quotation should not be considered representative of the Portfolio's or Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Portfolio or Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Investors should recognize that, because the Portfolios and the Funds may have a high component of fixed-income securities, in periods of declining interest rates the yields of the Funds will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates yields will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Portfolios and Funds from the continuous sale of shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio's or Fund's securities, thereby reducing the current yields of the Funds. In periods of rising interest rates, the opposite can be expected to occur. Comparative performance information may be used from time to time in advertising the Trusts' Class A, Class B and Class C shares, including data from Lipper Analytical Services, Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average and other industry publications. The International Growth Fund may compare its performance to other investments or relevant indexes consisting of Morgan Stanley Capital International EAFE Index, the

Standard & Poor's 500 Index, the Lipper International Fund Index and The Financial Times World Stock Index.

                                      TAXES

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information and all references to the Funds in this discussion include the Portfolios. New legislation, as well as administrative changes or court decisions, may significantly alter the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the other funds within a Trust. Each of the Funds intends to continue qualifying as a "regulated investment company" (a "RIC") as defined under Subchapter M of the Code. A Fund that is a RIC and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, the excess of its net short-term capital gain over its net long-term capital loss) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes on that part of its income distributed to its stockholders.

In order to qualify as a RIC under the Code, each Fund must (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not represent more than 10% of the outstanding voting securities of such issuer or exceed 5% of the value of the Fund's total assets and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government Securities and securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will in general be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Notwithstanding the distribution requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and tax-exempt interest income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year (i) at least 98% of its ordinary income for that year, (ii) at least 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period generally ending on October 31 of that year, and (iii) certain other amounts. Each Fund intends to make distributions sufficient to avoid imposition of the 4% excise tax.

The Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal, Tax-Exempt Money Market and California Money Funds will be qualified to pay exempt-interest dividends to their shareholders only if, at the close of each quarter of a Fund's taxable year, at least 50% of the total value of a Fund's assets consist of obligations the interest on which is exempt from federal income tax. Shareholders of a Fund are required to report tax-exempt interest on their federal income tax returns. Part or all of the interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of these funds will not be deductible for federal income tax purposes or, in the case of the California Funds, for California income tax purposes. Any loss on the sale or exchange of shares in these Funds held for six months or less will be disallowed to the extent of any exempt-interest dividend received by the shareholders with respect to such shares. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Municipal funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or who are related to substantial users) of facilities financed by "private activity bonds" or "industrial development bonds." For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of such bonds. Moreover, as noted in the Prospectus, some or all of these Funds' dividends may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. Similar rules apply for California State personal income tax purposes. Shareholders should consult their own tax advisors as to whether they are (1) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code or (2) subject to federal alternative minimum tax, the federal "branch profits" tax, or the federal "excess net passive income" tax. Issuers of bonds purchased by the Municipal Funds, the Tax-Exempt Money Market Fund and the California Money Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

The portion of distributions made by any Fund which are derived from dividends received by such Fund from U.S. domestic corporations may qualify for the dividends received deduction for corporations (reduced to the extent shares of such Fund are treated as debt-financed) if certain holding period requirements with respect to the Fund shares (generally 46 days without protection from risk of loss during the 90-day period beginning on the day 45 days before the ex-dividend date) and certain other requirements are met and if such Fund could have taken such deduction if it were a regular corporation. Receipt of certain distributions qualifying for the deduction may result in reduction of the tax basis of the corporate shareholder's shares and require current income recognition to the extent it is in excess of such basis. Distributions made by the Fixed-Income Funds generally will not be eligible for the dividends received deduction otherwise available to corporate taxpayers.

A Fund's investments, if any, in securities issued at a discount (for example, zero-coupon bonds) and certain other obligations will (and investments in securities purchased at a discount may) require this Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities that it otherwise would have continued to hold.

As described above and in the Prospectus, certain of the Funds may invest in certain types of futures contracts and options. The Funds anticipate that these investment activities will not prevent the Funds from qualifying as RICs. As a general rule, these investment activities may accelerate, increase or decrease the amount of long-term and short-term capital gains or losses realized by a Fund and, accordingly, will affect the amount of capital gains distributed to a Fund's shareholders.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. In addition, if a Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles (or other similar transactions), it will be subject to special tax rules (including mark-to-market, straddle, wash sale, short sale and constructive sale rules), the effect of which may be to accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund's securities, convert capital gains into ordinary income, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

In addition, investment by a Fund in an entity that qualified as a "passive foreign investment company" under the Code could subject the Fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment. This tax or charge may be avoided, however, by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75% or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, foreign currency gains and certain income from notional principal contracts. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business, certain income received from related persons and certain other income.

Distributions of net capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a 20% tax rate for noncorporate shareholders) regardless of how long the shareholder has held Fund shares. If a shareholder held shares six months or less and during that period received a distribution of net capital gains, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution (and to the extent not disallowed by virtue of exempt-interest dividend distributions, if any, as described above). In addition, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

While only the Equity Funds expect to realize a significant amount of net long-term capital gains, any such realized gains will be distributed as described in the Prospectus and will be designated as such in a written notice mailed to the shareholder after the close of the Fund's taxable year.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another Fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed, even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years will be 8% and 18% (rather than 10% and 20%). The 18% rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective and shareholders should consult their tax advisors before making such an election.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE STRATEGIC ASSET MANAGEMENT PORTFOLIOS

A Portfolio will not be able to offset gains realized by one Fund in which such Portfolio invests against losses realized by another Fund in which such Portfolio invests. The Portfolio's use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

Depending on a Portfolio's percentage ownership in an underlying Fund both before and after a redemption, a Portfolio's redemption of shares of such Fund may cause the Portfolio to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Portfolio's tax basis in the shares of the underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amounts of the distribution. This could cause shareholders of the Portfolio to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Funds directly.

Although a Portfolio may itself be entitled to a deduction for foreign taxes paid by the International Growth Fund, the Portfolio will not be able to pass any such credit or deduction through to its own shareholders.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE INTERNATIONAL GROWTH FUND

If at the end of the International Growth Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund intends to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's shareholders in connection with the Fund's dividends received by them. In this case, shareholders generally will be required to include in their gross income their pro rata share of such taxes. Shareholders may then deduct such pro rata portion of such taxes or, alternatively, such shareholders who hold Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE CALIFORNIA MUNICIPAL FUND, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND AND CALIFORNIA MONEY FUND

If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of each of the California Municipal Fund, California Insured Intermediate Municipal Fund and California Money Fund (the "California Funds") consist of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax-Exempt Obligations"), and if each of the California Funds continues to qualify as a regulated investment company for federal income tax purposes, then each respective California Fund will be qualified to pay dividends, subject to certain limitations, to its shareholders that are exempt from California state personal income tax, but not from California state franchise tax or California state corporate income tax ("California Exempt-Interest Dividends"). However, the total amount of California Exempt-Interest Dividends paid by each of the California Funds to each of the California Fund's non-corporate shareholders with respect to any taxable year cannot exceed the amount of interest received by such California Fund during such year on California Tax-Exempt Obligations less any expenses and expenditures (including any dividends paid to corporate shareholders) deemed to have been paid from such interest. If the aggregate dividends designated as California Exempt-Interest Dividends exceed the amount that may be treated as California Exempt-Interest Dividends, only that percentage of each dividend distribution equal to the ratio of the aggregate amount that may be so treated to aggregate dividends so designated will be treated as a California Exempt-Interest Dividend. Dividend distributions that do not qualify for treatment as California Exempt-Interest Dividends will be taxable to shareholders at ordinary tax rates for California personal income tax purposes. In addition, shareholders who receive social security or railroad retirement benefits should consult their tax advisors to determine what effect, if any, an investment in one of these Funds may have on the taxation of these benefits.

SHAREHOLDER STATEMENTS

Each shareholder will receive after the close of the calendar year an annual statement and such other written notices as are appropriate as to the federal income and California State personal income tax status of the shareholder's dividends and distributions received from the Fund for the prior calendar year. These statements will also inform shareholders as to the amount of exempt-interest dividends that is a specific preference item for purposes of the federal individual and corporate alternative minimum taxes for the current tax year. Shareholders should consult their tax advisers as to any other state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded or exempt from federal income taxation or California State personal income taxation and the dollar amount of dividends subject to federal income taxation or California State personal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent that the Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal, Tax-Exempt Money Market and California Money Funds earns taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend (or of each day's taxable net investment income) as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

If a shareholder fails to furnish a correct taxpayer identification number, fails to certify that the taxpayer identification number is correct and that the shareholder is not subject to "backup withholding," or if the Internal Revenue Service or a broker notifies the Fund that withholding is required then the shareholder may be subject to the 30% "backup withholding" tax currently in effect with respect to (1) taxable dividends and distributions and (2) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is generally his or her social security number. The 30% "backup withholding" tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN INCOME TAX CONSIDERATIONS GENERALLY AFFECTING A FUND AND ITS SHAREHOLDERS, AND IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. SHAREHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATIONS, INCLUDING THEIR FEDERAL, STATE, LOCAL AND FOREIGN, IF ANY, TAX LIABILITIES.

                                   DISTRIBUTOR

WM Funds Distributor, Inc., a registered broker-dealer and a wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A, Class B and Class C shares. For the year ended October 31, 2002, WM Funds Distributor
received $        representing commissions (front-end sales charges) on Class A
shares, $            representing CDSC fees from Class B shares and $
representing CDSC fees from Class C Shares.

Additionally, WM Funds Distributor, Inc. serves as distributor for Class A, Class B and Class C shares of the Portfolios. For the year ended October 31,
2002, WM Funds Distributor, Inc. received $         , representing commissions
on Class A shares. In addition, WM Funds Distributor, Inc. received $          ,
representing CDSC fees from Class B shares and $    representing CDSC fees from
Class C shares.

Each of the Funds has adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B and Class C shares of the Fund. Under the applicable Rule 12b-1 Plans, WM Funds Distributor receives a service fee at an annual rate of 0.25% of the average daily net assets of the classes. For the year ended October 31, 2002, this fee amounted to $
for Class A shares, $            for Class B shares and $     with respect to
Class C shares. In addition, WM Funds Distributor is paid a fee as compensation in connection with the offering and sale of Class B shares and Class C shares at an annual rate of 0.75% of the average daily net assets of such shares,
amounting to $         for fiscal year ended October 31, 2002 with respect to
Class B shares and $     with respect to Class C shares. These fees may be used
to cover the expenses of WM Funds Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares.


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


Additionally, each of the Portfolios has adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, one each for the Class A, Class B and Class C shares. Under the applicable Rule 12b-1 Plans, the Distributor is to be paid a shareholder service fee at an annual rate of 0.25% of the average daily net assets of each class of shares. For the year ended October 31, 2002,
this fee amounted to $          for Class A shares, $         for Class B shares
and $        for Class C shares. Additionally, under the Class B and the Class C
Plans, the Distributor is to be paid an annual distribution fee of up to 0.75% of the average daily net assets of the Class B shares of each Portfolio for for activities primarily intended to result in the sale of Class B and Class C
shares for the Portfolios, amounting to $          for fiscal year ended October
31, 2002 with respect to Class B shares and $       with respect to Class C
shares.

Because WM Funds Distributor may retain any amount of its fee that is not so expended, the Rule 12b-1 Plans are characterized by the SEC as "compensation-type" plans. The service fee is paid by the Fund to WM Funds Distributor, who in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, both rule 12b-1 plans shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees.

                                    APPENDIX

             DESCRIPTION OF BOND, NOTES AND COMMERCIAL PAPER RATINGS

DESCRIPTION OF S&P CORPORATE BOND RATINGS

AAA: An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" is currently vulnerable to nonpayments, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be sued to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligations are being continued. A `C' will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired. Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S CORPORATE AND MUNICIPAL BOND RATINGS

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to


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

change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as for Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are related Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds, which are rated B generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH CORPORATE BOND RATINGS

                                Investment Grade

AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes

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

in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

                                Speculative Grade

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.Securities rated in this category are not investment grade.

B: Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, and C: High default risk. Default risk is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probably. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% -- 100% of outstanding amounts and accrued interest. "DD" indicated potential recoveries in the range of 50% -- 90% and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given the designation of SP-1+. Notes rated SP-1 have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. Notes rated SP-3 have a speculative capacity to pay principle and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/ VMIG 1.

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

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is sued when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be sued upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: 1) leading market positions in well-established industries, 2) high rates of return on funds employed, 3) conservative capitalization structure with moderate reliance on debt and ample asset protection, 4) broad margins in earnings coverage of fixed financial charges and high internal cash generation and 5) well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios,while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

DESCRIPTION OF FITCH'S COMMERCIAL PAPER RATINGS

The rating F1+ (Exceptionally Strong Credit Quality) is the highest commercial rating assigned by Fitch and is assigned to issues regarded as having the strongest degree of assurance for timely payment. Paper rated F1 (Highest Credit Quality) is regarded as having an assurance of timely payment only slightly less in degree than issues rated F1+. The rating F2 (Good Credit Quality) reflects an assurance of timely payment, but the margin of safety is not as great as for issues assigned F1+ or F1 ratings. The F3 rating (Fair Credit Quality) denotes that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade, whereas, B is a Speculative rating meaning that there is minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions. A rating of C (High Default Risk) shows that default is a real possibility. It also shows that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment. D stands for Default and denotes actual or imminent payment default.

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

                                   WM TRUST I
                                   WM TRUST II
                  WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS, LLC
                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION

ITEM 23.   EXHIBITS

          (a)  Charter

               (1)  WM Trust I

                    (A) Form of Amended and Restated Agreement and Declaration of Trust dated as of September 19, 1997 -- incorporated by reference to Post -Effective Amendment ("PEA") No. 67 to the Registrant's Registration Statement, filed with the SEC on September 30, 1997.

                    (B) Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust dated March 20, 1998 --incorporated by reference to PEA No. 74 to the Registrant's Registration Statement, filed with the SEC on March 27, 1998.

                    (C) Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust dated March 20, 1998 -- incorporated by reference to PEA No. 74 to the Registrant's Registration Statement, filed with the SEC on March 27, 1998.

               (2)  WM Trust II

                    (A) Master Trust Agreement of the Registrant dated February 22, 1989 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

                    (B) Amendment No. 1 to Master Trust Agreement, dated May 10, 1989 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

                    (C) Amendment No. 2 to Master Trust Agreement, dated May 22, 1989 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

                    (D) Amendment No. 3 to Master Trust Agreement, dated May 24, 1989 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

                    (E) Amendment No. 4 to Master Trust Agreement, dated May 7, 1990 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

                    (F) Amendment No. 5 to Master Trust Agreement, dated December 4, 1991 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

                    (G) Amendment No. 6 to Master Trust Agreement, dated January 30, 1992 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

                    (H) Amendment No. 7 to Master Trust Agreement, dated September 12, 1992 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

                    (I) Amendment No. 8 to Master Trust Agreement, dated September 22, 1993 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

                    (J) Amendment No. 9 to Master Trust Agreement, dated March 13, 1994 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

                    (K) Amendment No. 10 to Master Trust Agreement, dated January 20, 1995 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

                    (L) Amendment No. 11 to Master Trust Agreement, dated July 19, 1996 -- incorporated by reference to PEA No. 28 to the Registrant's Registration Statement, filed with the SEC on March 27, 1998.

                    (M) Amendment No. 12 to Master Trust Agreement, dated March 20, 1998 -- incorporated by reference to PEA No. 28 to the Registrant's Registration Statement, filed with the SEC on March 27, 1998.

               (3) WM Strategic Asset Management Portfolios, LLC - LLC Operating Agreement, dated March 12, 1999 - incorporated by reference to PEA No. 9 to the Registrant's Registration Statement, filed with the SEC on June 25, 1999.

          (b)  Bylaws

               (1) WM Trust I - incorporated by reference to PEA No. 67 to the Registrant's Registration Statement, filed with the SEC on September 30, 1997.

                    (A)  Amendment to Bylaws dated February 20,
                         2002--incorporated by reference to PEA No. 82 to the Registrant's Registration Statement, filed with the SEC on February 28, 2002.

               (2) WM Trust II - incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

                    (A)  Amendment to Bylaws dated February 20,
                         2002--incorporated by reference to PEA No. 13 to the Registrant's Registration Statement, filed with the SEC on February 28, 2002.

               (3) WM Strategic Asset Management Portfolios, LLC - incorporated by reference to PEA No. 9 to the Registrant's Registration Statement, filed with the SEC on June 25, 1999.

                    (A)  Amendment to Bylaws dated February 20,
                         2002--incorporated by reference to PEA No. 37 to the Registrant's Registration Statement, filed with the SEC on February 28, 2002.

          (c) Instruments defining the Rights of Shareholders - See (a) and (b) above.

          (d)  Investment Advisory Contracts

               (1)  WM Trust I

                    (A) Amended and Restated Investment Management Agreement dated as of May 14, 2002--filed herewith.

                    (B) Investment Subadvisory Agreement with Van Kampen Investment Advisory Corporation, dated December 7, 2001 with respect to the Tax-Exempt Bond Fund--incorporated by reference to PEA No. 81 to the Registrant's Registration Statement, filed with the SEC on December 28, 2001.

               (2)  WM Trust II

                    (A) Amended and Restated Investment Management Agreement dated as of May 14, 2002--filed herewith.

                    (B) Investment Subadvisory Agreement with Van Kampen Investment Advisory Corporation, dated December 7, 2001 with respect to the California Municipal and California Insured Intermediate Municipal Funds--incorporated by reference to PEA No. 36 to the Registrant's Registration Statement, filed with the SEC on December 28, 2001.

                    (C) Investment Sub-Advisory Agreement dated June 23, 1999 with respect to the International Growth Fund --incorporated by reference to PEA No. 33 to the Registrant's Registration Statement filed with the SEC on February 29, 2000.

                    (D) Amendment Agreement with Van Kampen Management, Inc. dated as of January 1, 2000 -- see (d) (1) (B) above

                    (E) Amendment Agreement with Capital Guardian Trust Company, dated as of January 1, 2000 -- incorporated by reference to PEA No. 34 to the Registrant's Registration Statement, filed with the SEC on December 28, 2000.

                    (F) Investment Sub-Advisory Agreement with Janus Capital Management LLC dated as of April 3, 2002 -- filed herewith.

                    (G) Investment Sub-advisory Agreement with Columbia Management Company dated as of March 1, 2002--filed herewith.

                    (H)  Investment Sub-advisory Agreement with
                         OppenheimerFunds, Inc. dated as of March 1, 2002--filed herewith.

               (3) WM Strategic Asset Management Portfolios, LLC - Amended and Restated Investment Management Agreement, dated as of May 14, 2002 --filed herewith.

          (e)  Underwriting Contracts

               (1) Amended and Restated Distribution Agreement dated March 6, 2001 with respect to WM Trust I, WM Trust II and WM Strategic Asset Management Portfolios, LLC -- incorporated by reference to PEA No. 81 to WM Trust I's Registration Statement, PEA No. 36 to WM Trust II' s Registration Statement and PEA No. 12 to WM Strategic Asset Management Portfolios, LLC's Registration Statement, each filed with the SEC on December 28, 2001.

               (2)  Form of Dealer Agreement -- filed herewith.

          (f)  Bonus or Profit Sharing Plans - Not Applicable.

          (g)  Custodian Agreements

               (1) Mutual Funds Custody and Service Agreement effective as of July 1, 2001, for WM Trust I, WM Trust II and WM Strategic Asset Management Portfolios, LLC -- incorporated by reference to PEA No. 81 to WM Trust I's Registration Statement, PEA No. 36 to WM Trust II's Registration Statement and PEA No. 12 to WM Strategic Asset Management Portfolios, LLC's Registration Statement, each filed with the SEC on December 28, 2001.

          (h)  Other Material Contracts

               (1) Amended and Restated Transfer Agent Contract with respect to WM Trust I and WM Trust II, dated October 1, 2001, -- incorporated by reference to PEA No. 81 to WM Trust I's Registration Statement and PEA No. 36 to WM Trust II's Registration Statement, each filed with the SEC on December 28, 2001.

          (i)  Legal Opinion

               (1) WM Trust I - Opinion and Consent of Counsel --incorporated by reference to PEA No. 74 to the Registrant's Registration Statement, filed with the SEC on April 16, 1998.

               (2) WM Trust II - Consent and Opinion of Counsel dated June 20, 1997 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

               (3) WM Strategic Asset Management Portfolios, LLC - Opinion and Consent of Counsel dated June 25, 1999 -- incorporated by reference to PEA No. 9 of the Registrant's Registration Statement, filed with the SEC on June 25, 1999.

          (j)  Other Opinions

               (1) Consent of Deloitte & Touche LLP -- to be filed by amendment.

          (k)  Omitted Financial Statements - Not Applicable.

          (l)  Initial Capital Agreements - Not Applicable.

          (m)  12b-1 Plan

                    (A) Class A Distribution Plan dated as of March 7, 2000 -incorporated by reference to PEA No. 79 to WM Trust I's Registration Statement, PEA No. 34 to WM Trust II's Registration Statement, and PEA No. 10 to WM

                         Strategic Asset Management, LLC's Registration Statement, each as filed with the SEC on December 28, 2000.

                    (B) Class B Distribution Plan dated as of March 7, 2000 -incorporated by reference to PEA No. 79 to WM Trust I's Registration Statement, PEA No. 34 to WM Trust II's Registration Statement, and PEA No. 10 to WM Strategic Asset Management, LL C's Registration Statement, each as filed with the SEC on December 28, 2000.

                    (C) Class C Distribution Plan dated as of February 20, 2002 --incorporated by reference to PEA No. 81 to WM Trust I's Registration Statement, PEA No. 36 to WM Trust II' s Registration Statement and PEA No. 12 to WM Strategic As set Management Portfolios, LLC's Registration Statement, each filed with the SEC on December 28, 2001.

          (n)  Rule 18f-3 Plan

               (1) WM Trust I, WM Trust II, WM Strategic Asset Management Portfolios, LLC-- Rule 18f-3 Multiple Class Plan dated January 4, 2002, incorporated by reference to PEA No. 81 to WM Trust I's Registration Statement, PEA No. 36 to WM Trust II's Registration Statement and PEA No. 12 to WM Strategic Asset Management Portfolios, LLC's Registration Statement, each filed with the SEC on December 28, 2000.

          (o)  Codes of Ethics

               (1) WM Trust I, WM Trust II, WM Strategic Asset Management Portfolios, LLC, WM Advisors, Inc. and WM Funds Distributor, Inc. -- Code of Ethics dated as of June 5, 2001-- incorporated by reference to PEA No. 81 to WM Trust I's Registration Statement, PEA No. 36 to WM Trust II's Registration Statement and PEA No. 12 to WM Strategic Asset Management Portfolios, LLC's Registration Statement, each, filed with the SEC on December 28, 2001.

               (2) Van Kampen Investments -- Code of Ethics dated as of June 29, 2001--incorporated by reference to PEA No. 82 to WM Trust I's Registration Statement, PEA No. 37 to WM Trust I's Registration Statement and PEA No. 13 to WM Strategic Asset Management Portfolios, LLC's Registration Statement, each filed with the SEC on February 28, 2002.

               (3) Capital Guardian Trust Company -- Code of Ethics dated as of April 23, 2001 -- incorporated by reference to PEA No. 81 to WM Trust I's Registration Statement, PEA No. 36 to WM Trust Ills Registration Statement and PEA No. 12 to WM Strategic Asset Management Portfolios, LLC's Registration Statement, each filed with the SEC on December 28, 2001.

               (4) Janus Capital Management LLC -- Code of Ethics dated as of March 1, 2001 -- incorporated by reference to PEA No. 81 to WM Trust I's Registration Statement, PEA No. 36 to WM Trust II's Registration Statement and PEA No. 12 to WM Strategic Asset Management Portfolios, LLC's Registration Statement, each filed with the SEC on December 28, 2001.

               (5) Columbia Management Company -- Code of Ethics dated as of August 1, 2001 -- incorporated by reference to PEA No. 81 to WM Trust I's Registration Statement, PEA No. 36 to WM Trust II's Registration Statement and PEA No. 12 to WM

                    Strategic Asset Management Portfolios, LLC's Registration Statement, each filed with the SEC on December 28, 2001.

               (6) OppenheimerFunds, Inc. -- Code of Ethics dated as of March 1, 2000-- incorporated by reference to PEA No. 82 to WM Trust I's Registration Statement, PEA No. 37 to WM Trust II's Registration Statement and PEA No. 13 to WM Strategic Asset Management Portfolios, LLC's Registration Statement, each filed with the SEC on February 28, 2002.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

               Not applicable.

ITEM 25. INDEMNIFICATION

         (a) WM Trust I -- Under Article VIII, Section 1 of the Amended and Restated Agreement and Declaration of Trust of the Registrant, as amended (the "Agreement and Declaration of Trust"), each of the Registrant's Trustees and officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each such person being a "Covered Person"), is indemnified against all liabilities and expenses, including amounts paid in satisfaction of judgments or settlements or as reasonable attorneys' fees, incurred by a Covered Person in any civil or criminal proceeding by virtue of such person's being a Covered Person. This provision does not authorize indemnification of a Covered Person if it is determined as a final adjudication that the Covered Person is liable to the Registrant or its shareholders by reason of such Covered Person's willful misfeasance, bad faith, gross negligence or reckless disregard of such Covered Person's duties in such office. Expenses may be paid by the Registrant in advance of the final disposition of any such action provided that the Covered Person delivers an undertaking that expenses so advanced will be repaid by the Covered Person to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or a majority of the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

         (b) WM Trust II - Under Section 6.4 of Registrant's Master Trust Agreement, as amended, any past or present Trustee or officer of Registrant, including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to a s a "Covered Person"), is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Master Trust Agreement, that a Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Master Trust Agreement, that the Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by the Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by a Covered Person to repay those expenses to the Registrant in the event that it is ultimately determined that indemnification of the expenses is not authorized under the Master Trust Agreement and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Master Trust Agreement, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

         (c)   WM Strategic Asset Management Portfolios, LLC - Under Article 8,
     Section 1 of the Registrant's Limited Liability Company Agreement (the "LLC Agreement"), any past or present Trustee or officer of the Registrant, including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the LLC Agreement, that a Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the LLC Agreement, that the Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by the Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by a Covered Person to repay those expenses to the Registrant in the event that it is ultimately determined that indemnification of the expenses is not authorized under the LLC Agreement and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the LLC Agreement, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

                                ****************

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of each of WM Trust I, WM Trust II and WM Strategic Asset Management Portfolios, LLC pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the above-named Registrants in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, such Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26: ITEM BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

               (a)  WM Advisors, Inc.

Directors/Officers                                Past Two Fiscal Years
------------------                                ---------------------

Charles D. Averill                                June 1990 -- Present
Assistant Vice President                          WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle WA 98101

Janine Bakken                                     January 2001
Vice President                                    WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Monte D. Calvin                                   WM Shareholder Services, Inc.
First Vice President, Director                    1201 Third Ave., 22nd Floor,
(Treasurer prior to March 1999)                   Seattle, WA 98101

First Vice President,                             WM Advisors, Inc.
Director (Treasurer prior to March 1999)          1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

First Vice President,                             WM Funds Distributor, Inc.
Director (Treasurer prior to March 1999)          1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Joel Calvo                                        WM Advisors, Inc.
Chairman                                          1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

President. and Chairman                           WM Shareholder Services, Inc.
                                                  1201 Third Avenue, 22nd Floor,
                                                  Seattle, WA 98101

                                                  WM Financial Services, Inc.
                                                  1201 Third Avenue, Suite 780,
                                                  Seattle, WA 98101

Sandra A. Cavanaugh                               WM Advisors, Inc.
Senior Vice President, Director                   1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Senior Vice President, Director                   WM Shareholder Services, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Senior Vice President, Director                   WM Funds Distributor, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Daniel R. Coleman                                 October 2001 -- Present
Vice President                                    WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Philip M. Foreman                                 January 2002 - Present
Vice President                                    WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

John Friedl
Assistant Vice President                          August 1998 -- Present
                                                  WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

John W. Healy                                     April 2001 -- Present
Assistant Vice President                          WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Richard Helm                                      March 2001 -- Present
Vice President                                    WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

President, Director                               WM Group of Funds
                                                  1201 Third Avenue, 22nd Floor,
                                                  Seattle, WA 98101

President, Director                               July 1997 - present:
                                                  WM Funds Distributor, Inc.
                                                  1201 Third Avenue, 22nd Floor,
                                                  Seattle, WA 98101

Scott J. Peterson                                 January 2002 - Present
Vice President                                    WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Brian L. Placzek                                  WM Advisors, Inc.
Vice President                                    1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Deveri Ray                                        July 2001 - Present
Assistant Vice President                          WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Craig V. Sosey                                    May 1998 - Present
Vice President                                    WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Gary J. Pokrzywinski                              WM Advisors, Inc.
Vice President                                    1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Stephen Q. Spencer                                July 2001 - Present
First Vice President                              WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Linda C. Walk                                     December 1997 - present
Vice President                                    WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

                                                  November 1996 - November 1997
                                                  Laid Norton Trust Company
                                                  Norton Building, Suite 1600,
                                                  Seattle, WA 98104

Deborah L. Wardwell                               February 2001 - Present
Vice President                                    WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

John T. West                                      July 2001 - Present
Vice President                                    WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Randall L. Yoakum                                 February 1999 - Present
Senior Vice President,                            WM Advisors, Inc.
Chairman of Investment Committee                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101
                                                  April 1997 - February 1999
                                                  D.A. Davidson & Co., Great
                                                  Falls, MT

Director of WM Advisors,                          February 2002 - Present
WM Shareholder Services,
WM Funds Distributor

Sharon L. Howells                                 WM Advisors, Inc.
First Vice President,                             1201 Third Ave., 22nd Floor,
Corporate Secretary                               Seattle, WA 98101
Director

First Vice President,                             WM Funds Distributor, Inc.
Corporate Secretary,                              1201 Third Ave., 22nd Floor,
Director                                          Seattle, WA 98101

First Vice President                              WM Shareholder Services, Inc.
Corporate Secretary,                              1201 Third Ave., 22nd Floor,
Director                                          Seattle, WA 98101

Robert E. Jackson                                 Nov 1966 - Present
Assistant Vice President                          WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Bruce J. King                                     March 1988-Present
Vice President                                    WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Vice President                                    January 1966 - February 1998
                                                  Bennington Capital Management
                                                  1420 Fifth Ave., Seattle, WA
                                                  98101

Suzanne M. Krahling                               March 199- Present
First Vice President                              WM Advisors, Inc.
Treasurer                                         1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

First Vice President                              WM Shareholder Services, Inc.
Treasurer                                         1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

First Vice President,                             WM Funds Distributor, Inc.
Treasurer                                         1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

First Vice President                              WM Financial Services
Secretary, Treasurer                              1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Catherine Tong-Lee                                January 2001- Present
Assistant Vice President                          WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Michael D. Meighan                                November 1999 - Present
Vice President                                    WM Advisors, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

William G. Papesh                                 WM Advisors, Inc.
President, Director                               1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

President, Director                               WM Shareholder Services, Inc.
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

Director                                          WM Insurance Services
                                                  1201 Third Ave., 22nd Floor,
                                                  Seattle, WA 98101

               (b)  Van Kampen Management, Inc.

          Van Kampen Management, Inc. ("Van Kampen"), is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of Morgan Stanley. Van Kampen provides investment advice to a wide variety of individual, institutional and investment company clients.

                    The list required by this Item 26 of officers and directors of Van Kampen, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Van Kampen pursuant to the Advisers Act (SEC File No. 801-18161).

               (c)  Janus Capital Management LLC

                    Janus Capital Management LLC ("Janus") is an investment
             advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies, foreign investment companies and for individual, charitable, corporate and retirement accounts. Janus, and its affiliates, provide a variety of trust, investment management and investment advisory services.

                    The list required by this Item 26 of officers and directors of Janus, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D or Form ADV filed by Janus pursuant to the Advisers Act (SEC File No. 801-13991).

               (d)  OppenheimerFunds, Inc.

                    OppenheimerFunds, Inc. ("Oppenheimer") is a wholly-owned
             subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.

                    The list required by this Item 26 of officers and directors of Oppenheimer, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Oppenheimer pursuant to the Advisers Act (SEC File No. 801-8253).

               (e)  Columbia Management Company

                    Columbia Management Company ("Columbia") is a wholly-owned subsidiary of FleetBoston Financial Corporation, a publicly owned multi-bank holding company based in Boston, MA.

                    The list required by this Item 26 of officers and directors of Columbia, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Columbia pursuant to the Advisers Act (SEC File No. 801-5930).

               (f)  Capital Guardian Trust Company

                    Capital Guardian Trust Company ("Capital Guardian") is a
             wholly-owned subsidiary of Capital Group International, Inc. ("CGI"), which is in turn owned by The Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provided investment management services.

                    The list required by this Item 26 of officers and directors of Capital Guardian, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Capital Guardian pursuant to the Advisers Act (SEC File No. 801-60145).

ITEM 27: PRINCIPAL UNDERWRITERS

               (a) The principal underwriter for each Registrant is WM Funds Distributor, Inc.

               (b) The directors and officers of WM Funds Distributor, Inc., their positions with WM Funds Distributor, Inc. and the WM Group of Funds are set forth in the table below. The principal business address of WM Funds Distributor, Inc. and each of its directors and officers is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101.

Name and Principal Business        Position And Offices With           Positions And Offices With
         Address                          Underwriter                          Registrant
-----------------------------------------------------------------------------------------------------
    William G. Papesh                      President                           President

    Sandra A. Cavanaugh                First Vice President              Senior Vice President

      Monte D. Calvin                  First Vice President,             Senior Vice President
                                             Treasurer

     Sharon L. Howells                   Vice President                  Senior Vice President
                                      Corporate Secretary

               (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

       All accounts, books and other documents required to be maintained by
Section 31 (a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrants, at 1201 Third Avenue, 22nd Floor, Seattle, WA 98101, the offices of the Registrants' custodian, Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108 and the offices of the Registrants' sub-advisors, Van Kampen Management, Inc., One Parkview Plaza, Oakbrook Terrace, Illinois 60181, Janus Capital Management LLC, 100 Fillmore Street, Suite 300, Denver, Colorado 80206, and Capital Guardian Trust Co., Investment Office, 333 South Hope St., Los Angeles, CA 90071.

ITEM 29. MANAGEMENT SERVICES

     None of the Registrants is a party to any management related contract, other than as set forth in the Prospectus.

ITEM 30. UNDERTAKINGS

               (a) Each Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

               (b) Each of the Registrants has undertaken to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of the Registrant when requested to do so by the holders of at least 10% of the Registrant's outstanding shares. Each Registrant has undertaken further, in connection with the meeting, to comply with the provisions of Section 16 (c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Seattle in the State of Washington on the 13th day of December, 2002.

                                   WM TRUST I
                                   WM TRUST II AND
                                   WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS, LLC

                                   /S/ WILLIAM G. PAPESH
                                   --------------------------------------
                                   WILLIAM G. PAPESH, PRESIDENT

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                             TITLE                               DATE
---------------------------------------------------------------------------------------
/S/WILLIAM G. PAPESH                  President and Trustee               December 16, 2002
--------------------
William G. Papesh

/S/JOHN T. WEST                       First Vice President, Secretary,    December 16, 2002
----------------                      Compliance Officer and Chief
John T. West                          Financial Officer

DAVID E. ANDERSON*                    Trustee                             December 16, 2002
------------------
David E. Anderson

WAYNE L. ATTWOOD, M.D.*               Trustee                             December 16, 2002
-----------------------
Wayne L. Attwood

KRISTIANNE BLAKE*                     Trustee                             December 16, 2002
-----------------
Kristianne Blake

EDMOND R DAVIS*                       Trustee                             December 16, 2002
---------------
Edmond R. Davis

ANNE V. FARRELL*                      Trustee                             December 16, 2002
----------------
Anne V. Farrell

CARROL R. MCGINNIS*                   Trustee                             December 16, 2002
-------------------
Carrol R McGinnis

MICHAEL K. MURPHY*                    Trustee                             December 16, 2002
------------------

Michael K. Murphy

ALFRED E. OSBORNE, JR.*               Trustee                             December 16, 2002
-----------------------
Alfred E. Osborne, Jr.

DANIEL L. PAVELICH*                   Trustee                             December 16, 2002
-------------------
Daniel L. Pavelich

JAY ROCKEY*                           Trustee                             December 16, 2002
-----------
Jay Rockey

MORTON SCHAPIRO*                      Trustee                             December 16, 2002
----------------
Morton 0. Schapiro

RICHARD C. YANCEY*                    Trustee                             December 16, 2002
------------------
Richard C. Yancey

* By /s/ pursuant to Powers of Attorney previously filed.

/s/ WILLIAM G. PAPESH
---------------------

EXHIBIT INDEX

(d)(1)(A) Amended and Restated Investment Management Agreement--WM Trust I
(d)(2)(A) Amended and Restated Investment Management Agreement--WM Trust II
(d)(2)(F) Investment Sub-Advisory Agreement (Janus Capital Management LLC)
(d)(2)(G) Investment Sub-advisory Agreement (Columbia Management Company)
(d)(2)(H) Investment Sub-advisory Agreement (OppenheimerFunds, Inc.)
(d)(3) Amended and Restated Investment Management Agreement--WM Strategic Asset Management Portfolios, LLC
(e)(2)    Form of Dealer Agreement